      As filed with the Securities and Exchange Commission on October 30, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        File No. 33-51294
                                        File No. 811-7140

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /
                         POST-EFFECTIVE AMENDMENT NO. 11                   /X/
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    / /
                                AMENDMENT NO. 13                           /X/
                                 --------------

                            MORGAN STANLEY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                           Harold J. Schaaff, Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)

                                 --------------

                                   COPIES TO:
     Warren J. Olsen, Esquire                     Richard W. Grant, Esquire
     Morgan Stanley Asset Management Inc.         Morgan, Lewis & Bockius LLP
     1221 Avenue of the Americas                  2000 One Logan Square
     New York, NY 10020                           Philadelphia, PA 19103
                                 --------------

          IT IS PROPOSED THAT THIS FILING BE EFFECTIVE
                    (CHECK APPROPRIATE BOX)
          / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) /X/ ON OCTOBER 31, 1995 PURSUANT TO PARAGRAPH (b)
          / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
          / / ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)

--------------------------------------------------------------------------------
     REGISTRANT HAS PREVIOUSLY ELECTED TO AND HEREBY CONTINUES ITS ELECTION TO REGISTER AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK, PAR VALUE $.001 PER SHARE, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED ITS RULE 24f-2 NOTICE FOR ITS FISCAL YEAR ENDED JUNE 30, 1995 ON AUGUST 23, 1995.
--------------------------------------------------------------------------------

                            MORGAN STANLEY FUND, INC.

                              CROSS REFERENCE SHEET

PART A -  INFORMATION REQUIRED IN A PROSPECTUS

 Form N-1A      Location in Prospectus for Morgan Stanley Global Equity,
Item Number     Morgan Stanley Global Fixed Income, Morgan Stanley Asian Growth,
-----------     Morgan Stanley Emerging Markets, Morgan Stanley Latin American,
                Morgan Stanley European Equity, Morgan Stanley American Value,
                Morgan Stanley Worldwide High Income, Morgan Stanley Growth and
                Income and Morgan Stanley Money Market Fund
                ----------------------------------------------------------------

Item 1.         Cover Page -- Cover Page

Item 2.         Synopsis -- Fund Expenses; Prospectus Summary

Item 3.         Condensed Financial Information -- Financial Highlights;
                Performance Information

Item 4.         General Description of Registrant -- Prospectus Summary;
                Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A. Management's Discussion of Fund Performance -- * (See June 30, 1995 Annual Report to Shareholders)

Item 6.         Capital Stock and Other Securities -- Purchase of Shares;
                Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7.         Purchase of Securities Being Offered -- Cover Page;
                Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.         Redemption or Repurchase -- Redemption of Shares; Shareholder
                Services

Item 9.         Pending Legal Proceedings -- *

Form N-1A       Location in Prospectus for the Morgan Stanley Aggressive Equity
Item Number     Fund
-----------     ----------------------------------------------------------------

Item 1.         Cover Page -- Cover Page

Item 2.         Synopsis -- Fund Expenses; Prospectus Summary

Item 3.         Condensed Financial Information --  Performance Information

Item 4.         General Description of Registrant -- Prospectus Summary;
                Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A.        Management's Discussion of Fund Performance  -- *

Item 6.         Capital Stock and Other Securities -- Purchase of Shares;
                Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Cover Page; Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.         Redemption or Repurchase -- Redemption of Shares; Shareholder
                Services

Item 9.         Pending Legal Proceedings -- *








*    Omitted since the answer is negative or the Item is not applicable.

PART B -  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

 Form N-1A      Location in Statement of Additional Information for
Item Number     Morgan Stanley Global Equity, Morgan Stanley Global Fixed
-----------     Income, Morgan Stanley Asian Growth, Morgan Stanley Emerging
                Markets, Morgan Stanley Latin American, Morgan Stanley European
                Equity, Morgan Stanley American Value, Morgan Stanley Worldwide
                High Income, Morgan Stanley Growth and Income and Morgan
                Stanley Money Market Fund
                ----------------------------------------------------------------

Item 10.        Cover Page -- Cover Page

Item 11.        Table of  Contents -- Cover Page

Item 12.        General Information and History --

Item 13. Investment Objectives and Policies -- Investment Objectives and Policies; Investment Limitations; Determining Maturities of Certain Instruments; Description of Securities and Ratings

Item 14.        Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16. Investment Advisory and Other Services -- Management of the Fund; General Information

Item 17.        Brokerage Allocation and Other Practices -- Portfolio
                Transactions

Item 18.        Capital Stock and Other Securities -- General Information

Item 19.        Purchase, Redemption and Pricing of Securities Being
                Offered -- Purchase of Shares; Redemption of Shares; Shareholder Services; Net Asset Value; General Information

Item 20. Tax Status -- Investment Objectives and Policies; Federal Income Tax; Federal Tax Treatment of Forward Currency Contracts and Exchange Rate Changes; Taxes and Foreign Shareholders; General Information

Item 21.        Underwriters -- Management of the Fund

Item 22.        Calculation of Performance Data -- Performance Information

Item 23.        Financial Statements -- Financial Statements


Form N-1A       Location in Statement of Additional Information for the Morgan
Item Number     Stanley Aggressive Equity Fund
-----------     ----------------------------------------------------------------

Item 10.        Cover Page -- Cover Page

Item 11.        Table of Contents -- Cover Page

Item 12.        General Information and History --

Item 13. Investment Objectives and Policies -- Investment Objectives and Policies; Investment Limitations; Determining Maturities of Certain Instruments; Description of Securities and Ratings

Item 14.        Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16. Investment Advisory and Other Services -- Management of the Fund; General Information

Item 17.        Brokerage Allocation and Other Practices -- Portfolio
                Transactions

Item 18.        Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Shareholder Services; Net Asset Value; General Information

Item 20. Tax Status -- Investment Objectives and Policies; Federal Income Tax; Federal Tax Treatment of Forward Currency Contracts and Exchange Rate Changes; Taxes and Foreign Shareholders; General Information

Item 21.        Underwriters -- Management of the Fund

Item 22.        Calculation of Performance Data -- Performance Information

Item 23.        Financial Statements -- Financial Statements

PART C -        OTHER INFORMATION

                Part C contains the information required by the Items of the Form N-1A under such Items as set forth in the Form N-1A.

The Prospectus for the Morgan Stanley Aggressive Equity Fund, included as part of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 33-51294) filed with the Securities and Exchange Commission on October 4, 1995, is hereby incorporated by reference as set forth in full herein.

--------------------------------------------------------------------------------
                              P R O S P E C T U S
 -----------------------------------------------------------------------------
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY GLOBAL FIXED INCOME FUND
                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY LATIN AMERICAN FUND
                      MORGAN STANLEY EUROPEAN EQUITY FUND
                       MORGAN STANLEY AMERICAN VALUE FUND
                   MORGAN STANLEY WORLDWIDE HIGH INCOME FUND
                     MORGAN STANLEY GROWTH AND INCOME FUND
                               PORTFOLIOS OF THE
                           MORGAN STANLEY FUND, INC.
                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-282-4404
                               ------------------

    Morgan Stanley Fund, Inc. (the "Fund") is an open-end management investment company, or mutual fund, which consists of ten diversified and nondiversified investment portfolios. This prospectus (the "Prospectus") describes the Class A, Class B and Class C shares of the nine investment portfolios listed above (each, an "Investment Fund"). (The current Class C shares were named Class B shares until May 1, 1995 when such shares were renamed Class C shares and thereafter new Class B shares were created). The Fund is designed to make available to retail investors the expertise of Morgan Stanley Asset Management Inc., the Investment Adviser and Administrator. Shares are available through Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Distributor, and investment dealers, banks and financial services firms that provide distribution, administrative or shareholder services ("Participating Dealers"). The Morgan Stanley European Equity Fund and the Morgan Stanley Growth and Income Fund are not currently offering shares. A tenth investment portfolio, the Morgan Stanley Money Market Fund, which is also not currently offering shares, is not described in this Prospectus.

    THE MORGAN STANLEY WORLDWIDE HIGH INCOME FUND INVESTS PREDOMINANTLY IN LOWER RATED AND UNRATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL AND ARE SUBJECT TO GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS INVESTMENT FUND. SEE "ADDITIONAL INVESTMENT INFORMATION -- RISK FACTORS RELATING TO INVESTING IN LOWER RATED SECURITIES."

    Certain Investment Funds invest in emerging markets securities, which are subject to special risks. See "Foreign Investment Risk Factors."

    INVESTORS SHOULD NOTE THAT AN INVESTMENT FUND MAY INVEST UP TO 15% OF ITS NET ASSETS IN ILLIQUID ASSETS, INCLUDING RESTRICTED SECURITIES (OTHER THAN RULE 144A SECURITIES THAT ARE DETERMINED TO BE LIQUID). SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF AN INVESTMENT FUND'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE INVESTMENT FUND'S EXPENSES.

    INVESTMENTS IN THE INVESTMENT FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT.

    This Prospectus is designed to set forth concisely the information about the Investment Funds that a prospective investor should know before investing and it should be retained for future reference. Additional information about the Fund is contained in a "Statement of Additional Information," dated October 31, 1995, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
 AND  EXCHANGE COMMISSION OR ANY STATE  SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF       THIS PROSPECTUS. ANY REPRESENTATION TO  THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS OCTOBER 31, 1995.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of an Investment Fund may incur:

                                           GLOBAL EQUITY        GLOBAL FIXED         ASIAN GROWTH           EMERGING
SHAREHOLDER TRANSACTION EXPENSES          ALLOCATION FUND        INCOME FUND             FUND             MARKETS FUND
----------------------------------------  ---------------      ---------------      ---------------      ---------------
Maximum Sales Load Imposed on Purchases
    Class A.............................       4.75%(1)             4.75%(1)             4.75%(1)             4.75%(1)
    Class B.............................       None                 None                 None                 None
    Class C.............................       None                 None                 None                 None
Maximum Sales Load Imposed on Reinvested
 Dividends
    Class A.............................       None                 None                 None                 None
    Class B.............................       None                 None                 None                 None
    Class C.............................       None                 None                 None                 None
Deferred Sales Load
  For Purchases up to $999,999
    Class A.............................       None                 None                 None                 None
    Class B.............................       5.00%(2)             5.00%(2)             5.00%(2)             5.00%(2)
    Class C.............................       1.00%(3)             1.00%(3)             1.00%(3)             1.00%(3)
  For Purchases of $1,000,000 or more
    Class A.............................       1.00%(1)             1.00%(1)             1.00%(1)             1.00%(1)
    Class B.............................       5.00%(2)             5.00%(2)             5.00%(2)             5.00%(2)
    Class C.............................       1.00%(3)             1.00%(3)             1.00%(3)             1.00%(3)
Redemption Fees (4)
    Class A.............................       None                 None                 None                 None
    Class B.............................       None                 None                 None                 None
    Class C.............................       None                 None                 None                 None
Exchange Fees
    Class A.............................       None                 None                 None                 None
    Class B.............................       None                 None                 None                 None
    Class C.............................       None                 None                 None                 None

------------------
(1) Percentage shown is the maximum sales load. Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Investment Funds which, when combined with the net asset value of the purchaser's existing investment in Class A shares of these Funds, aggregate $1 million or more are not subject to a sales load (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase. Any such CDSC will be paid to the Distributor. Certain other purchases are not subject to an initial sales charge. See "Purchase of Shares."


                                          LATIN AMERICAN       EUROPEAN EQUITY      AMERICAN VALUE     WORLDWIDE HIGH    GROWTH AND
                                               FUND                 FUND                 FUND            INCOME FUND     INCOME FUND
                                          ---------------      ---------------      ---------------    ---------------  ------------
Maximum Sales Load Imposed on Purchases
    Class A............................      4.75%(1)             4.75%(1)             4.75%(1)           4.75%(1)         4.75%(1)
    Class B............................      None                 None                 None               None             None
    Class C............................      None                 None                 None               None             None
Maximum Sales Load Imposed on Reinvested
 Dividends
    Class A.............................     None                 None                 None               None             None
    Class B.............................     None                 None                 None               None             None
    Class C.............................     None                 None                 None               None             None
Deferred Sales Load
  For Purchases up to $999,999
    Class A.............................     None                 None                 None               None             None
    Class B.............................     5.00%(2)             5.00%(2)             5.00%(2)           5.00%(2)         5.00%(2)
    Class C.............................     1.00%(3)             1.00%(3)             1.00%(3)           1.00%(3)         1.00%(3)
  For Purchases of $1,000,000 or more
    Class A.............................     1.00%(1)             1.00%(1)             1.00%(1)           1.00%(1)         1.00%(1)
    Class B.............................     5.00%(2)             5.00%(2)             5.00%(2)           5.00%(2)         5.00%(2)
    Class C.............................     1.00%(3)             1.00%(3)             1.00%(3)           1.00%(3)         1.00%(3)
Redemption Fees (4)
    Class A.............................     None                 None                 None               None             None
    Class B.............................     None                 None                 None               None             None
    Class C.............................     None                 None                 None               None             None
Exchange Fees
    Class A.............................     None                 None                 None               None             None
    Class B.............................     None                 None                 None               None             None
    Class C.............................     None                 None                 None               None             None

------------------
(2) Percentage shown is the maximum CDSC. Purchases of Class B shares of the Investment Funds are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. See "Purchase of Class B Shares." Any such CDSC will be paid to the Distributor.

(3) Purchases of Class C shares of the Investment Funds are subject to a CDSC of 1.00% for redemptions made within one year of purchase. Any such CDSC will be paid to the Distributor.

(4) A charge of $8.00 may be imposed on redemptions by wire which is not an expense of the Fund.

ANNUAL FUND OPERATING EXPENSES                                               GLOBAL         GLOBAL
------------------------------------------------------------------------     EQUITY         FIXED                      EMERGING
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE                       ALLOCATION       INCOME        ASIAN         MARKETS
 REIMBURSEMENT AND/OR FEE WAIVER)                                             FUND           FUND      GROWTH FUND       FUND
                                                                          -------------  ------------  ------------  -------------
Investment Advisory Fee (5)
    Class A.............................................................        0.67%          0.00%         1.00%         0.46%
    Class B.............................................................        0.67%          0.00%         1.00%         0.46%
    Class C.............................................................        0.67%          0.00%         1.00%         0.46%
12b-1 Fee
    Class A.............................................................        0.25%          0.25%         0.25%         0.25%
    Class B.............................................................        0.75%          0.75%         0.75%         0.75%
    Class C.............................................................        0.75%          0.75%         0.75%         0.75%
Other Expenses
    Class A.............................................................        0.78%          1.20%         0.65%         1.44%
    Class B.............................................................        1.03%          1.45%         0.90%         1.69%
    Class C.............................................................        1.03%          1.45%         0.90%         1.69%
Total Operating Expenses (5)
    Class A.............................................................        1.70%          1.45%         1.90%         2.15%
    Class B.............................................................        2.45%          2.20%         2.65%         2.90%
    Class C.............................................................        2.45%          2.20%         2.65%         2.90%

------------------
(5) The Adviser has agreed to waive its advisory fees and/or to reimburse expenses of the Investment Funds, if necessary, if such fees would cause the total annual operating expenses of the Investment Funds, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for each Investment Fund, (i) investment advisory fees absent advisory fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                            INVESTMENT                   TOTAL
                                                           ADVISORY FEES           OPERATING EXPENSES
                                                          ---------------  -------------------------------------
                                                           (ALL CLASSES)     CLASS A      CLASS B      CLASS C
                                                          ---------------  -----------  -----------  -----------
Global Equity Allocation Fund...........................          1.00%          2.03%        2.78%        2.78%
Global Fixed Income Fund................................          0.75%          2.22%        2.97%        2.97%
Asian Growth Fund.......................................          1.00%          1.90%        2.65%        2.65%
Emerging Markets Fund...................................          1.25%          3.10%        3.90%        3.90%
Latin American Fund.....................................          1.25%          4.30%        5.20%        5.20%
European Equity Fund....................................          1.00%          1.90%        2.65%        2.65%
American Value Fund.....................................          0.85%          1.96%        2.71%        2.71%
Worldwide High Income Fund..............................          0.75%          1.97%        2.74%        2.74%
Growth and Income Fund..................................          0.75%          1.50%        2.25%        2.25%

   As a result of these reductions, the Investment Advisory Fees stated above are lower than contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

                             LATIN AMERICAN      EUROPEAN EQUITY     AMERICAN VALUE      WORLDWIDE HIGH    GROWTH AND INCOME
                                 FUND                FUND                FUND            INCOME FUND            FUND
                           -----------------  -------------------  -----------------  ------------------  -----------------

Investment Advisory Fee (5)
    Class A.................       0.00%               1.00%               0.39%              0.32%               0.75%
    Class B.................       0.00%               1.00%               0.39%              0.32%               0.75%
    Class C.................       0.00%               1.00%               0.39%              0.32%               0.75%
12b-1 Fee
    Class A.................       0.25%               0.25%               0.25%              0.25%               0.25%
    Class B.................       0.75%               0.75%               0.75%              0.75%               0.75%
    Class C.................       0.75%               0.75%               0.75%              0.75%               0.75%
Other Expenses
    Class A.................       1.85%               0.45%               0.86%              0.98%               0.45%
    Class B.................       2.10%               0.70%               1.11%              1.23%               0.70%
    Class C.................       2.10%               0.70%               1.11%              1.23%               0.70%
Total Operating Expenses (5)
    Class A.................       2.10%               1.70%               1.50%              1.55%               1.45%
    Class B.................       2.85%               2.45%               2.25%              2.30%               2.20%
    Class C.................       2.85%               2.45%               2.25%              2.30%               2.20%

    The purpose of the above table is to assist the investor in understanding the various expenses that an investor in any of the Investment Funds will bear directly or indirectly. The Class A and Class C expenses and fees for the Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Latin American, American Value and Worldwide High Income Funds are based on actual figures for the period ended June 30, 1995. The Class A and Class C expenses and fees for the European Equity and Growth and Income Funds are based on estimates. The Class B expenses and fees for each Investment Fund are based on estimates. For purposes of calculating the estimated expenses and fees set forth above, the table assumes that each Investment Fund's average daily net assets will be $50,000,000. "Other Expenses" include, among others, Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees, and the costs for reports to shareholders. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period as indicated, in (i) Class A shares of each Investment Fund, including the maximum 4.75% sales charge, (ii) Class B shares of each Investment Fund,

                                                                           GLOBAL        GLOBAL
                                                                           EQUITY         FIXED        ASIAN       EMERGING
                                                                         ALLOCATION      INCOME       GROWTH        MARKETS
                                                                            FUND          FUND         FUND          FUND
                                                                        -------------  -----------  -----------  -------------
Class A shares
 (If it is assumed there are no redemptions, the expenses are the same.)
    1 Year............................................................   $      64(1)  $      62(1) $      66(1)  $      68(1)
    3 Years...........................................................          99            91          104           112
    5 Years...........................................................         135           123          145           157
    10 Years..........................................................         239           213          259           284
Class B shares
 (Assuming complete redemption at end of period)
    1 Year............................................................          75            72           77            79
    3 Years...........................................................         106            99          112           120
    5 Years...........................................................         151           138          161           173
    10 Years..........................................................         279           253          298           322
(Assuming no redemption)
    1 Year............................................................          25            22           27            29
    3 Years...........................................................          76            69           82            90
    5 Years...........................................................         131           118          141           153
    10 Years..........................................................         279           253          298           322
Class C shares
 (Whether or not complete redemption occurs at end of period)
    1 Year............................................................          25(2)         22(2)        27(2)         29(2)
    3 Years...........................................................          76            69           82            90
    5 Years...........................................................         131           118          141           153
    10 Years..........................................................         279           253          298           322

--------------
 * Because the European Equity and Growth and Income Funds were either not operational or had just become operational as of the Fund's fiscal year end, the Fund has not projected expenses beyond the three-year period shown.

(1) Reduced sales charges apply to purchases of $100,000 or more of the Class A shares of the Investment Funds. See "Purchase of Shares." For Class A shares of the Investment Funds, generally purchases of $1 million or more may be accomplished at net asset value without an initial sales charge, but may be subject to a 1.00% CDSC if liquidated within one year of purchase.

which have a CDSC, but no initial sales charge and (iii) Class C shares of each Investment Fund, which have a CDSC, but no initial sales charge.

                                                           LATIN AMERICAN EUROPEAN EQUITY AMERICAN VALUE WORLDWIDE HIGH  GROWTH AND
                                                                FUND            FUND          FUND        INCOME FUND   INCOME FUND
                                                           -------------- --------------  -------------- -------------- -----------
Class A shares
 (If it is assumed there are no
  redemptions, the expenses are the same.)
     1 Year.................................................. $  68(1)       $   64(1)      $   62(1)       $    63(1)   $    62(1)
     3 Years.................................................   110              99             93               94           91
     5 Years.................................................   155             *              125              128           *
     10 Years................................................   279             *              218              223           *
Class B shares
 (Assuming complete redemption at end of period)
     1 Year..................................................    79              75             73               73           72
     3 Years.................................................   118             106            100              102           99
     5 Years.................................................   170             *              140              143           *
     10 Years................................................   318             *              258              264           *
 (Assuming no redemption)
     1 Year..................................................    29              25             23               23           22
     3 Years.................................................    88              76             70               72           69
     5 Years.................................................   150             *              120              123           *
     10 Years................................................   318             *              258              264           *
Class C shares
 (Whether or not complete redemption occurs at end of period)
     1 Year...................................................   29(2)           25(2)          23(2)            23(2)        22(2)
     3 Years..................................................   88              76             70               72           69
     5 Years..................................................  150             *              120              123           *
     10 Years.................................................  318             *              258              264           *

--------------
(2) If Class C shares of the Investment Funds are redeemed within one year of purchase, the expense figures in the first year increase to the following amounts for each Investment Fund: Global Equity Allocation Fund, $35; Global Fixed Income Fund, $32; Asian Growth Fund, $37; Emerging Markets Fund, $39; Latin American Fund, $39; European Equity Fund, $35; American Value Fund, $33; Worldwide High Income Fund, $33; and Growth and Income Fund, $32.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Adviser in its discretion may terminate voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

                              FINANCIAL HIGHLIGHTS

    The following tables provide financial highlights for the Class A and Class C shares (named Class B shares until May 1, 1995) of the Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Latin American, American Value and Worldwide High Income Funds for each of the respective periods presented. The financial highlights for the period ended June 30, 1995 for such Investment Funds are part of the Fund's financial statements, which appear in the Fund's June 30, 1995 Annual Report to Shareholders, and are included in the Fund's Statement of Additional Information. The Fund's financial highlights for the year ended June 30, 1995 have been audited by Price Waterhouse LLP, whose report thereon (which was unqualified) is also included in the Statement of Additional Information. Additional performance information about the Fund is contained in the Fund's Annual Report. The Annual Report and the financial statements contained therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The European Equity and Growth and Income Funds were not operational as of the date of the Annual Report. The following information should be read in conjunction with the financial statements and notes thereto.

                         FINANCIAL HIGHLIGHTS CONTINUED
                         GLOBAL EQUITY ALLOCATION FUND

                                                                                             CLASS C
                                          CLASS A                                  (CLASS B UNTIL MAY 1, 1995)
                      ------------------------------------------------  -------------------------------------------------
                        JANUARY 4,      YEAR ENDED     YEAR ENDED          JANUARY 4,      YEAR ENDED     YEAR ENDED
SELECTED PER SHARE    1993** TO JUNE     JUNE 30,       JUNE 30,         1993** TO JUNE     JUNE 30,       JUNE 30,
 DATA AND RATIOS        30, 1993           1994           1995              30, 1993          1994           1995
--------------------  ---------------  ------------  -----------------  ----------------  ------------  -----------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............     $   10.00      $    11.09       $   11.99         $    10.00      $    11.05       $   11.90
                      ---------------  ------------       --------           --------     ------------       --------
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income...........          0.04            0.10            0.12               0.01            0.06            0.04
  Net Realized and
   Unrealized Gain
   On Investments...          1.05            0.90            0.67               1.04            0.86            0.65
                      ---------------  ------------       --------           --------     ------------       --------
    Total From
     Investment
     Operations.....          1.09            1.00            0.79               1.05            0.92            0.69
                      ---------------  ------------       --------           --------     ------------       --------

DISTRIBUTIONS
  Net Investment
   Income...........            --           (0.03)             --                 --              --              --
  In Excess of Net
   Investment
   Income...........            --              --          (0.05)                 --              --          (0.03)
  Net Realized
   Gain.............            --           (0.07)         (0.13)                 --          (0.07)          (0.13)
                      ---------------  ------------       --------           --------     ------------       --------
    Total
    Distributions...            --           (0.10)         (0.18)                 --          (0.07)          (0.16)
                      ---------------  ------------       --------           --------     ------------       --------
NET ASSET VALUE, END
 OF PERIOD..........     $   11.09      $    11.99       $   12.60         $    11.05      $    11.90       $   12.43
                      ---------------  ------------       --------           --------     ------------       --------
                      ---------------  ------------       --------           --------     ------------       --------
TOTAL RETURN (1)....        10.90%***        9.02%           6.69%             10.50%***        8.34%           5.84%
                      ---------------  ------------       --------           --------     ------------       --------
                      ---------------  ------------       --------           --------     ------------       --------
RATIOS AND
 SUPPLEMENTAL DATA
  Net Assets, End of
   Period
   (Thousands)......       $10,434         $33,425          $42,586            $6,995         $29,892          $40,460
  Ratio of Expenses
   to Average Net
   Assets...........          1.70%  *       1.70%            1.70%             2.45%   *       2.45%            2.45%
  Ratio of Net
   Investment
   Income/ (Loss) to
   Average Net
   Assets...........          1.04%  *       0.98%            1.01%             0.29%   *       0.23%            0.25%
  Portfolio Turnover
   Rate.............            14%  ***         30%            39%               14%   ***         30%            39%
------------------------------------------------------------------------------------------------------------------
EFFECT OF VOLUNTARY
 EXPENSE LIMITATION
 DURING THE PERIOD
  Per Share Benefit
   to Net Investment
   Income...........  $        0.08    $      0.09   $         0.04     $        0.07     $      0.12   $         0.05
RATIOS BEFORE
 EXPENSE LIMITATION:
  Expenses to
   Average Net
   Assets...........          3.65%  *       2.58%            2.03%             4.40%   *       3.34%            2.78%
  Net Investment
   Income (Loss) to
   Average Net
   Assets...........        (0.91)%  *       0.10%            0.68%           (1.66)%   *     (0.66)%          (0.08)%
------------------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  Commencement of Operations.
***  Not Annualized.
 (1) Total Return is calculated exclusive of sales charges or deferred sales charges.
 (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Global Equity Allocation Fund. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Investment Fund to the extent that the total operating expenses of the Investment Fund exceed 1.70% of the average daily net assets relating to the Class A shares and 2.45% of the average daily net assets relating to the Class C shares. For the fiscal periods ended June 30, 1993, June 30, 1994 and June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling approximately $130,000, $353,000 and $247,000, respectively, for the Global Equity Allocation Fund.

                         FINANCIAL HIGHLIGHTS CONTINUED
                            GLOBAL FIXED INCOME FUND

                                                                                                CLASS C
                                           CLASS A                                    (CLASS B UNTIL MAY 1, 1995)
                     ---------------------------------------------------  ----------------------------------------------------
SELECTED PER SHARE   JANUARY 4, 1993**   YEAR ENDED       YEAR ENDED      JANUARY 4, 1993**    YEAR ENDED       YEAR ENDED
 DATA AND RATIOS     TO JUNE 30, 1993   JUNE 30, 1994    JUNE 30, 1995    TO JUNE 30, 1993   JUNE 30, 1994     JUNE 30, 1995
-------------------- -----------------  -------------  -----------------  -----------------  --------------  -----------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............      $10.00           $10.55           $ 9.53             $10.00            $10.56           $ 9.54
                          ------           ------          -------             ------            ------          -------
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income...........        0.25             0.52             0.56               0.21              0.43             0.49
  Net Realized and
   Unrealized Gain
   On Investments...        0.55            (0.42)            0.50               0.55             (0.40)            0.47
                          ------           ------          -------             ------            ------          -------
    Total From
     Investment
     Operations.....        0.80             0.10             1.06               0.76              0.03             0.96
                          ------           ------          -------             ------            ------          -------

DISTRIBUTIONS
  Net Investment
   Income...........       (0.25)           (0.50)           (0.36)             (0.20)            (0.44)           (0.30)
  In Excess of Net
   Investment
   Income...........          --            (0.12)              --                 --             (0.11)              --
  Net Realized
   Gain.............          --            (0.47)              --                 --             (0.47)              --
  In Excess of Net
   Realized Gain....          --            (0.03)              --                 --             (0.03)              --
                          ------           ------          -------             ------            ------          -------
    Total
    Distributions...       (0.25)           (1.12)           (0.36)             (0.20)            (1.05)           (0.30)
                          ------           ------          -------             ------            ------          -------
NET ASSET VALUE, END
 OF PERIOD..........      $10.55           $ 9.53           $10.23             $10.56            $ 9.54           $10.20
                          ------           ------          -------             ------            ------          -------
                          ------           ------          -------             ------            ------          -------
TOTAL RETURN (1)....       8.02%***         0.41%           11.41%              7.61%***          (0.25)%         10.24%
                          ------           ------          -------             ------            ------          -------
                          ------           ------          -------             ------            ------          -------
RATIOS AND
 SUPPLEMENTAL DATA
  Net Assets, End of
   Period
   (Thousands)......      $6,633          $10,369          $11,092             $6,120            $5,407           $5,965
  Ratio of Expenses
   to Average Net
   Assets...........       1.45%*           1.45%            1.45%              2.20%*            2.20%            2.20%
  Ratio of Net
   Investment
   Income/(Loss) to
   Average Net
   Assets...........       5.00%*           4.70%            5.84%              4.25%*            3.95%            5.09%
  Portfolio Turnover
   Rate.............         55%***          168%             169%                55%***           168%             169%
------------------------------------------------------------------------------------------------------------------
EFFECT OF VOLUNTARY
 EXPENSE
 LIMITATION DURING
 THE PERIOD
  Per Share Benefit
 to Net
   Investment
 Income.............      $ 0.07           $ 0.11           $ 0.07             $ 0.07            $ 0.12           $ 0.08
RATIOS BEFORE
 EXPENSE LIMITATION:
  Expenses to
   Average Net
   Assets...........       2.88%*           2.48%            2.22%              3.63%*            3.29%            2.97%
  Net Investment
   Income (Loss) to
   Average Net
   Assets...........       3.57%*           3.67%            5.07%              2.82%*            2.86%            4.32%
------------------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  Commencement of Operations.
***  Not Annualized.
 (1) Total Return is calculated exclusive of sales charges or deferred sales charges.
 (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 0.75% of the average daily net assets of the Global Fixed Income Fund. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Investment Fund to the extent that the total operating expenses of the Investment Fund exceed 1.45% of the average daily net assets relating to the Class A shares and 2.20% of the average daily net assets relating to the Class C shares. For the fiscal periods ended June 30, 1993, June 30, 1994 and June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling approximately $77,000, $150,000 and $121,000, respectively, for the Global Fixed Income Fund.

                         FINANCIAL HIGHLIGHTS CONTINUED
                               ASIAN GROWTH FUND

                                                                                                     CLASS C
                                                CLASS A                                    (CLASS B UNTIL MAY 1, 1995)
                          ---------------------------------------------------  ----------------------------------------------------
SELECTED PER SHARE DATA   JANUARY 4, 1993**   YEAR ENDED       YEAR ENDED      JANUARY 4, 1993**    YEAR ENDED       YEAR ENDED
 AND RATIOS               TO JUNE 30, 1993   JUNE 30, 1994    JUNE 30, 1995    TO JUNE 30, 1993   JUNE 30, 1994     JUNE 30, 1995
------------------------- -----------------  -------------  -----------------  -----------------  --------------  -----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....      $12.00           $12.00           $15.50             $12.00              $12.00         $15.40
                               ------        -------------       ------             ------           -------           ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment
   Income................          --            (0.03)              --                 --             (0.10)           (0.12)
  Net Realized and
   Unrealized Gain On
   Investments...........          --             3.53             1.43                 --              3.50             1.42
                               ------        -------------       ------             ------           -------           ------
    Total From Investment
     Operations..........          --             3.50             1.43                 --              3.40             1.30
                               ------        -------------       ------             ------           -------           ------

DISTRIBUTIONS
  Net Realized Gain......          --               --            (0.49)                --                --            (0.49)
  In Excess of Net
   Realized Gain.........          --               --            (0.02)                --                --            (0.02)
    Total
     Distributions.......          --               --            (0.51)                --                --            (0.51)
                               ------        -------------       ------             ------           -------           ------

NET ASSET VALUE, END OF
 PERIOD..................      $12.00           $15.50           $16.42             $12.00            $15.40           $16.19
                               ------        -------------       ------             ------           -------           ------
                               ------        -------------       ------             ------           -------           ------
TOTAL RETURN (1).........       0.00%***        29.17%            9.50%              0.00%***         28.33%            8.71%
                               ------        -------------       ------             ------           -------           ------
                               ------        -------------       ------             ------           -------           ------
RATIOS AND SUPPLEMENTAL
 DATA
  Net Assets, End of
   Period (Thousands)....     $11,770         $138,212         $178,667             $8,491          $116,889         $139,497
  Ratio of Expenses to
   Average Net Assets....       1.90%*           1.90%            1.90%              2.65%*            2.65%            2.65%
  Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets....     (0.81)%*         (0.24)%            0.04%*           (1.56)%           (0.99)%          (0.77)%
  Portfolio Turnover
   Rate..................          0%***           34%              34%                 0%***            34%              34%
------------------------------------------------------------------------------------------------------------------
EFFECT OF VOLUNTARY
 EXPENSE
 LIMITATION DURING THE
 PERIOD
  Per Share Benefit to
 Net
   Investment Loss.......      $ 0.01           $ 0.03               --             $ 0.02            $ 0.03               --
RATIOS BEFORE EXPENSE LIMITATION:
  Expenses to Average Net
   Assets................      11.83%*           2.17%            1.90%             12.64%*            2.92%            2.65%
  Net Investment Loss to
   Average Net Assets....    (10.74)%*         (0.51)%            0.04%           (11.55)%*          (1.26)%          (0.77)%
------------------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  Commencement of Operations.
***  Not Annualized.
 (1) Total return is calculated exclusive of sales charges or deferred sales charges.
 (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Asian Growth Fund. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Investment Fund to the extent that the total operating expenses of the Investment Fund exceed 1.90% of the average daily net assets relating to the Class A shares and 2.65% of the average daily net assets relating to the Class C shares. For the fiscal periods ended June 30, 1993, June 30, 1994 and June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling approximately $29,000, $464,000 and $0, respectively, for the Asian Growth Fund.

                         FINANCIAL HIGHLIGHTS CONTINUED
                             EMERGING MARKETS FUND

                                                                            CLASS A       CLASS C (CLASS B UNTIL
                                                                        ---------------        MAY 1, 1995)
                                                                        JULY 6, 1994**   ------------------------
                                                                          TO JUNE 30,         JULY 6, 1994**
SELECTED PER SHARE DATA AND RATIOS                                           1995            TO JUNE 30, 1995
----------------------------------------------------------------------  ---------------  ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................     $   12.00            $    12.00
                                                                             -------               -------
LOSS FROM INVESTMENT OPERATIONS
  Net Investment Loss.................................................          0.05                    --
  Net Realized and Unrealized Loss On Investments.....................         (1.44)                (1.47)
                                                                             -------               -------
    Total From Investment Operations..................................         (1.39)                (1.47)
                                                                             -------               -------
NET ASSET VALUE, END OF PERIOD........................................     $   10.61            $    10.53
                                                                             -------               -------
                                                                             -------               -------
TOTAL RETURN (1)......................................................        (11.58)%              (12.25)%
                                                                             -------               -------
                                                                             -------               -------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (Thousands)...............................       $26,091                $22,245
  Ratio of Expenses to Average Net Assets.............................          2.33%*+               3.08%*+
  Ratio of Net Investment Loss to Average Net Assets..................          0.81%*                0.06%*
  Portfolio Turnover Rate.............................................            32%***                32%***
-------------------------------------------------------------------------------------------

EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD
  Per Share Benefit to Net Investment Loss............................  $        0.04    $             0.04

RATIOS BEFORE EXPENSE LIMITATION:
  Expenses to Average Net Assets (Including Brazilian Tax Expense)....          3.10%*                3.90%*
  Net Investment Loss to Average Net Assets...........................          0.04%*              (0.76)%*
-------------------------------------------------------------------------------------------

  + The ratio of expenses to average net assets includes Brazilian tax  expense.
    Without the effect of the Brazilian tax expense, the ratio of expenses to average net assets would have been 2.15%* and 2.90%*, for Class A and Class C, respectively.
  * Annualized.
 ** Commencement of Operations.
*** Not Annualized.
 (1) Total Return is calculated exclusive of sales charges or deferred sales charges.
 (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Investment Fund to the extent that the total operating expenses of the Investment Fund exceed 2.15% of the average daily net assets relating to the Class A shares and 2.90% of the average daily net assets relating to the Class C shares. For the fiscal period ended June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling approximately $197,000 for the Emerging Markets Fund.

                         FINANCIAL HIGHLIGHTS CONTINUED

                              LATIN AMERICAN FUND

                                                                                                                 CLASS C
                                                                                                          (CLASS B UNTIL MAY 1,
                                                                                 CLASS A                          1995)
                                                                        --------------------------      --------------------------
                                                                              JULY 6, 1994**                  JULY 6, 1994**
SELECTED PER SHARE DATA AND RATIOS                                           TO JUNE 30, 1995                TO JUNE 30, 1995
----------------------------------------------------------------------  --------------------------      --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $                   12.00       $                   12.00
                                                                                           ------                          ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss.................................................                      (0.02)                          (0.08)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                             (2.70)                          (2.73)
                                                                                           ------                          ------
    Total From Investment Operations..................................                      (2.72)                          (2.81)
                                                                                           ------                          ------
DISTRIBUTIONS
  Net Realized Gain...................................................                      (0.20)                          (0.20)
                                                                                           ------                          ------
NET ASSET VALUE, END OF PERIOD........................................  $                    9.08       $                    8.99
                                                                                           ------                          ------
                                                                                           ------                          ------
TOTAL RETURN (1)......................................................                     (23.07)%                        (23.83)%
                                                                                           ------                          ------
                                                                                           ------                          ------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (Thousands)...............................  $                   7,658       $                   4,085
  Ratio of Expenses to Average Net Assets.............................                      2.46%*+                         3.20%*+
  Ratio of Net Investment Loss to Average Net Assets..................                      (0.44)%*                        (1.16)%*
  Portfolio Turnover Rate.............................................                       107%***                         107%***
-----------------------------------------------------------------------------------------------------

EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD
  Per Share Benefit to Net Investment Loss............................  $                    0.13       $                    0.12
RATIOS BEFORE EXPENSE LIMITATION:
  Expenses to Average Net Assets (Including Brazilian Tax Expense)....                      4.30%*                          5.20%*
  Net Investment Loss to Average Net Assets...........................                      (2.26)%*                        (3.16)%*
-----------------------------------------------------------------------------------------------------

  + The ratio of expenses to average net assets includes Brazilian tax  expense.
    Without the effect of the Brazilian tax expense, the ratio of expenses to average net assets would have been 2.10%* and 2.85%*, for Class A and Class C, respectively.
  * Annualized.
 ** Commencement of Operations.
*** Not Annualized.
 (1) Total Return is calculated exclusive of sales charges or deferred sales charges.
 (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Latin American Fund. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Investment Fund to the extent that the total operating expenses of the Investment Fund exceed 2.10% of the average daily net assets relating to the Class A shares and 2.85% of the average daily net assets relating to the Class C shares. For the fiscal period ended June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling approximately $165,000 for the Latin American Fund.

                         FINANCIAL HIGHLIGHTS CONTINUED

                               AMERICAN VALUE FND

                                                                                                           CLASS C
                                                               CLASS A                           (CLASS B UNTIL MAY 1, 1995)
                                                --------------------------------------      --------------------------------------
                                                  OCTOBER 18,                                 OCTOBER 18,
                                                   1993** TO             YEAR ENDED            1993** TO             YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS               JUNE 30, 1994         JUNE 30, 1995         JUNE 30, 1994         JUNE 30, 1995
----------------------------------------------  ----------------      ----------------      ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $         12.00       $         11.70       $         12.00       $         11.69
                                                        -------               -------                ------               -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.......................             0.17                  0.27                  0.11                  0.17
  Net Realized and Unrealized Gain/(Loss) On
   Investments................................            (0.30)                 1.44                 (0.31)                 1.44
                                                        -------               -------                ------               -------
    Total From Investment Operations..........            (0.13)                 1.71                 (0.20)                 1.61
                                                        -------               -------                ------               -------
DISTRIBUTIONS
  Net Investment Income.......................            (0.17)                (0.28)                (0.11)                (0.17)
  Net Realized Gain...........................                                  (0.24)                                       0.24)
                                                        -------               -------                ------               -------
  Total Distributions.........................            (0.17)                (0.52)                (0.11)                (0.41)
                                                        -------               -------                ------               -------
NET ASSET VALUE, END OF PERIOD................  $         11.70       $         12.89       $         11.69       $         12.89
                                                        -------               -------                ------               -------
                                                        -------               -------                ------               -------
TOTAL RETURN (1)..............................            (1.12)%***           15.01%                 (1.70)%***           14.13%
                                                        -------               -------                ------               -------
                                                        -------               -------                ------               -------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (Thousands).......  $        10,717       $        20,675       $         7,237       $        13,867
  Ratio of Expenses to Average Net Assets.....            1.50%*                1.50%                 2.25%*                2.25%
  Ratio of Net Investment Income to Average
   Net Assets.................................            2.14%*                2.29%                 1.39%*                1.54%
  Portfolio Turnover Rate.....................              17%***                23%                   17%***                23%
-----------------------------------------------------------------------------------------------------

EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
 THE PERIOD
  Per Share Benefit to Net Investment Income..  $          0.08       $          0.05       $          0.08       $          0.05
RATIOS BEFORE EXPENSE LIMITATION:
  Expenses to Average Net Assets..............            2.48%*                1.96%                 3.28%*                2.71%
  Net Investment Income to Average Net
   Assets.....................................            1.16%*                1.83%                 0.36%*                1.08%
-----------------------------------------------------------------------------------------------------

  * Annualized.
 ** Commencement of Operations.
*** Not Annualized.
 (1) Total Return is calculated exclusive of sales charges or deferred sales charges.
 (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 0.85% of the average daily net assets of the American Value Fund. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Investment Fund to the extent that the total operating expenses of the Investment Fund exceed 1.50% of the average daily net assets relating to the Class A shares and 2.25% of the average daily net assets relating to the Class C shares. For the fiscal periods ended June 30, 1994 and June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling approximately $102,000 and $110,000, respectively, for the American Value Fund.

                         FINANCIAL HIGHLIGHTS CONTINUED
                           WORLDWIDE HIGH INCOME FUND

                                                                                                   CLASS C
                                                                 CLASS A                 (CLASS B UNTIL MAY 1, 1995)
                                                     --------------------------------  --------------------------------
                                                     APRIL 21, 1994**    YEAR ENDED    APRIL 21, 1994**    YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS                   TO JUNE 30, 1994   JUNE 30, 1995  TO JUNE 30, 1994   JUNE 30, 1995
---------------------------------------------------  -----------------  -------------  -----------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD...............      $   12.00        $   12.17        $   12.00        $   12.16
                                                            ------      -------------         ------      -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................           0.18             1.26             0.17             1.17
  Net Realized and Unrealized Gain/(Loss) On
   Investments.....................................           0.16            (0.52)            0.15            (0.50)
                                                            ------      -------------         ------      -------------
    Total From Investment Operations...............           0.34             0.74             0.32             0.67
                                                            ------      -------------         ------      -------------
DISTRIBUTIONS
  Net Investment Income............................          (0.17)           (1.22)           (0.16)           (1.13)
  Net Realized Gain................................             --            (0.12)              --            (0.12)
                                                            ------      -------------         ------      -------------
    Total Distributions............................          (0.17)           (1.34)           (0.16)           (1.25)
                                                            ------      -------------         ------      -------------
NET ASSET VALUE, END OF PERIOD.....................      $   12.17        $   11.57        $   12.16        $   11.58
                                                            ------      -------------         ------      -------------
                                                            ------      -------------         ------      -------------
TOTAL RETURN (1)...................................          2.86%***         6.87%            2.62%***         6.20%
                                                            ------      -------------         ------      -------------
                                                            ------      -------------         ------      -------------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (Thousands)............      $   6,857        $  14,819        $   6,081        $  11,880
  Ratio of Expenses to Average Net Assets..........          1.55%*           1.55%            2.30%*           2.30%
  Ratio of Net Investment Income to Average Net
   Assets..........................................          8.29%*          11.53%            7.54%*          10.72%
  Portfolio Turnover Rate..........................            19%***          178%              19%***          178%
-----------------------------------------------------------------------------------------------------------------------
EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
 PERIOD
  Per Share Benefit to Net Investment Income.......      $    0.02        $    0.05        $    0.06        $    0.05
RATIOS BEFORE EXPENSE LIMITATION:
  Expenses to Average Net Assets...................          3.23%*           1.97%            4.00%*           2.74%
  Net Investment Income to Average Net Assets......          6.61%*          11.11%            5.84%*          10.28%
-----------------------------------------------------------------------------------------------------------------------

  *  Annualized.

 **  Commencement of Operations.

***  Not Annualized.

 (1) Total Return is calculated exclusive of sales charges or deferred sales charges.

 (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 0.75% of the average daily net assets of the Worldwide High Income Fund. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Investment Fund to the extent that the total operating expenses of the Investment Fund exceed 1.55% of the average daily net assets relating to the Class A shares and 2.30% of the average daily net assets relating to the Class C shares. For the fiscal periods ended June 30, 1994 and June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling approximately $39,000 and $88,000, respectively, for the Worldwide High Income Fund.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund currently consists of ten investment portfolios which are designed to offer investors a range of investment choices with Morgan Stanley providing services as Adviser, Administrator and Distributor. Each investment portfolio has its own investment objectives and policies designed to meet its specific goals. This prospectus pertains to the Class A, Class B and Class C shares of the nine Investment Funds as follows:

GLOBAL AND INTERNATIONAL EQUITY FUNDS:

    - The GLOBAL EQUITY ALLOCATION FUND seeks long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

    - The ASIAN GROWTH FUND seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers, excluding Japan.

    - The   EMERGING  MARKETS  FUND  seeks  long-term  capital  appreciation  by investing primarily in equity securities of emerging country issuers.

    - The LATIN AMERICAN FUND seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and investing in debt securities issued or guaranteed by Latin American governments or governmental entities.

    - The EUROPEAN EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    - The GROWTH AND INCOME FUND seeks capital appreciation and current income by investing primarily in equity and equity-linked securities.

UNITED STATES EQUITY FUND:

    - The AMERICAN VALUE FUND seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized corporations.

GLOBAL FIXED INCOME FUNDS:

    - The GLOBAL FIXED INCOME FUND seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The WORLDWIDE HIGH INCOME FUND seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation, by investing primarily in a portfolio of high yielding fixed income securities of issuers throughout the world.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc. (the "Adviser" and the "Administrator"), a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, had approximately $52 billion in assets under management as an investment manager or as a fiduciary adviser at June 30, 1995, acts as investment adviser to the Fund and each of its Investment Funds. See "Management of the Fund -- Investment Adviser" and "-- Administrator."

HOW TO INVEST

    The Class A, Class B and Class C shares of the Investment Funds are designed to provide investors a choice of three ways to pay distribution costs. Class A shares of the Investment Funds are offered at net asset value plus an initial sales charge of up to 4.75% in graduated percentages based on the investor's aggregate investments in the Investment Funds. Shares of the Class B shares and Class C shares of the Investment Funds are offered at net asset value. Class B shares are subject to a contingent deferred sales charge ("CDSC") for redemptions within six years and are subject to higher annual distribution-related expenses than the Class A shares. Class C shares are subject to a CDSC for redemptions within one year and are subject to higher annual distribution-related expenses than the Class A shares. Share purchases may be made through Morgan Stanley, through Participating Dealers or by sending payments directly to the Transfer Agent on behalf of the Fund. The minimum initial investment is $1,000 for each Investment Fund, except that the minimum initial investment amount for individual retirement accounts ("IRAs") is $250. The minimum for subsequent investments is $100, except that the minimum for subsequent investments for IRAs is $50 and there is no minimum for automatic reinvestment of dividends and distributions. See "Purchase of Shares."

HOW TO REDEEM

    Shares of each Investment Fund may be redeemed at any time at the net asset value per share of the Investment Fund next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. A Class A shareholder of an Investment Fund who did not pay an initial sales charge due to the size of the purchase and redeems shares within one year of purchase will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on the lesser of the current market value of the shares redeemed or the total cost of such shares. Certain Class B shares that are redeemed within six years of purchase are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. Certain Class C shares that are redeemed within one year of purchase are subject to a CDSC of 1.00%. The CDSC in each case is applicable to the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether either of such CDSCs is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. If a shareholder reduces his/her total investment in shares of an Investment Fund to less than $1,000, the entire investment may be subject to involuntary redemption. See "Redemption of Shares."

RISK FACTORS

    The investment policies of each Investment Fund entail certain risks and considerations of which an investor should be aware. The American Value and Growth and Income Funds may, and the remaining Investment Funds will, invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including,
among  other  risks,  changes  in   currency  rates  and  in  exchange   control
regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, potential price volatility and lesser liquidity of shares traded on securities markets, less government supervision and regulation of securities markets, changes in taxes on income on securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, the risk of war and potentially greater difficulty in obtaining a judgment in a court outside the U.S. The Asian Growth, Emerging Markets, Latin American, European Equity and
Worldwide High Income Funds invest in securities of issuers located in developing countries and emerging markets. These securities may impose greater liquidity risks and other risks not typically associated with investing in more established markets. The American Value Fund seeks high long-term total return by investing primarily in small- to medium-sized corporations which are more vulnerable to financial risks and other risks than larger corporations, and therefore may involve a higher degree of risk and price volatility than investments in the securities of larger corporations. The Emerging Markets, Latin American and Worldwide High Income Funds' investments in emerging markets may also be in small- to medium-sized companies. The Investment Funds, except for the American Value and Growth and Income Funds, may invest in sovereign debt. The Emerging Markets, Latin American, Growth and Income and Worldwide High Income Funds may invest in lower rated and unrated debt securities (including in the case of the Latin American Fund, sovereign debt) which are considered speculative with regard to the payment of interest and return of principal. In addition, each Investment Fund may invest in repurchase agreements, borrow money, lend its portfolio securities, and purchase securities on a when-issued or delayed delivery basis. The Latin American, Worldwide High Income and Growth and Income Funds may invest in reverse repurchase agreements. The Investment Funds may invest in forward foreign currency exchange contracts, and the Worldwide High Income, Emerging Markets, American Value, European Equity, Growth and Income and Latin American Funds may invest in foreign currency exchange futures and options, to hedge the currency risks associated with investment in non-U.S. dollar denominated securities. The Emerging Markets, Latin American, European Equity, Growth and Income and Worldwide High Income Funds may invest in options. The Worldwide High Income Fund may invest in structured investments and the Emerging Markets, Latin American, European Equity and Worldwide High Income Funds may engage in short selling. The Growth and Income Fund may invest in PERCS, ELKS, LYONs and similar securities which are convertible upon various terms and conditions into equity securities. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information. See "Investment Limitations" for a description of the risks associated with the non-diversified status of the Global Fixed Income, Emerging Markets and Latin American Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives of each Investment Fund are described below, together with the policies the Fund employs in its efforts to achieve these objectives. Each Investment Fund's investment objectives are fundamental policies which may not be changed by an Investment Fund without the approval of a majority of the Investment Fund's outstanding voting securities. There is no assurance that an Investment Fund will attain its objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.


THE GLOBAL EQUITY ALLOCATION FUND

    The investment objective of the Global Equity Allocation Fund is to provide long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index. The Investment Fund will, under normal market conditions, invest at least 65% of the value of its total assets in equity securities of issuers in at least three different countries. The Adviser utilizes a top-down approach in selecting investments for the Investment Fund that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Adviser's philosophy that a diversified selection of securities representing exposure to world markets based upon the economic outlook and current valuation levels for each country is an effective way to maximize the return and minimize the risk associated with global investment.


    The Adviser determines country allocations for the Investment Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Investment Fund will invest in the United States and other industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index. These countries currently are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/ Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States. In addition, the Investment Fund may invest a portion of its assets in emerging country equity securities, which are described in detail in the discussion of the Emerging Markets Fund, below. The Adviser intends to use the same criteria as used for the Emerging Markets Fund in selecting emerging market securities for investment. The Investment Fund currently intends to invest in some or all of the following countries:

                                   South
Argentina  Indonesia  Portugal     Africa
Brazil     Malaysia   Philippines  Thailand
India      Mexico     South Korea  Turkey

    By analyzing a variety of macroeconomic and political factors, the Adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what the Adviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value, as determined by the Adviser, provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the

Adviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then reached by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.


    Within a particular country, investments are made through the purchase of common stocks which, in the aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International Index for the given country. The Morgan Stanley Capital International ("MSCI") Indices measure the performance of stock markets worldwide. The various MSCI Indices are based on the share prices of companies listed on the local stock exchange of the specified country or countries within a specified region. The combined market capitalization of companies in these indices represent approximately 60 percent of the aggregate market value of the covered stock exchanges. Companies included in the MSCI country index replicate the industry composition of the local market and are a representative sampling of large, medium and small companies, subject to liquidity. Non-domiciled companies traded on the local exchange and companies with restricted float due to dominant shareholders or cross-ownership are avoided. The Adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Investment Fund. With respect to the Investment Fund, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Debt securities convertible into common stocks will be investment grade (rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO")) or, if unrated, will be of comparable quality as determined by the Adviser under the supervision of the Board of Directors. Indexation of the Investment Fund's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

    The Investment Fund may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities."

    The Investment Fund will normally purchase common stocks listed on a major stock exchange in the subject country. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Investment Fund may temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments. See "Additional Investment Information -- Money Market Instruments" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

THE GLOBAL FIXED INCOME FUND

    The investment objective of the Global Fixed Income Fund is to produce an attractive real rate of return while preserving capital by investing in fixed income securities of U.S. and foreign issuers denominated in U.S. Dollars and in other currencies. The Investment Fund will, under normal market conditions, invest at least 65% of the value of its total assets in fixed income securities of issuers in at least three different countries. The Investment Fund seeks to achieve its objectives by investing in United States government securities, foreign government securities, securities of supranational entities, Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In selecting portfolio securities, the Adviser evaluates the currency, market, and individual features of the securities being considered for investment. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information."

    The Adviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by an NRSRO or, if unrated, will be of comparable quality as determined by the Adviser under the supervision of the Board of Directors. U.S. Government securities in which the Investment Fund may invest include obligations issued or guaranteed by the U.S. Government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Investment Fund may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Investment Fund must look principally to the issuing or guaranteeing agency for ultimate repayment. The Investment Fund may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities will be limited to those of developed nations which the Adviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and The United Kingdom. Corporate and supranational obligations in which the Investment Fund will invest will be limited to those rated "A" or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's") or IBCA Ltd., or if unrated, of comparable quality as determined by the Adviser under the supervision of the Fund's Board of Directors.

    The Adviser's approach to multi-currency, fixed-income management is strategic and value-based and designed to produce an attractive real rate of return. The Adviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Investment Fund's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.

    Under normal circumstances, the Investment Fund will have a neutral investment position in medium-term securities (i.e., those with a remaining maturity of between three and seven years) and will respond to changing interest rate levels by shortening or lengthening portfolio maturity through investment in longer- or shorter-term instruments. For example, the Investment Fund will respond to high levels of real interest rates through a lengthening in portfolio maturity. Current and historical yield spreads among the three main market segments -- the Government, Foreign and Euro markets -- guide the Adviser's selection of markets and particular securities within those markets. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Investment Fund seeks to invest in currencies currently undervalued based on purchasing power parity. The Adviser analyzes current account and capital account performance and real interest rates to adjust for shorter-term currency flows.

    For temporary defensive purposes, the Investment Fund may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such government securities.

    The Investment Fund may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities."

    The Investment Fund will occasionally enter into forward foreign currency exchange contracts. These are used to hedge foreign currency exchange exposures when required. See "Additional Investment Information -- Forward Foreign Currency Exchange Contracts and Futures Contracts" in this Prospectus and "Investment Objectives and Policies -- Forward Foreign Currency Contracts" in the Statement of Additional Information.

THE ASIAN GROWTH FUND

    The investment objective of the Asian Growth Fund is long-term capital appreciation through investment primarily in equity securities of Asian issuers, excluding Japan. The production of any current income is incidental to this objective. The Investment Fund seeks to achieve its objective by investing under normal market conditions at least 65% of the value of its total assets in common stocks which are traded on recognized stock exchanges of the countries in Asia described below and in common stocks of companies organized under the laws of an Asian country whose business is conducted principally in Asia. The Investment Fund does not intend to invest in securities which are traded in markets in Japan or in companies organized under the laws of Japan. The Investment Fund may also invest in sponsored or unsponsored American Depositary Receipts of Asian issuers that are traded on stock exchanges in the United States. See "Additional Investment Information."

    The Investment Fund will invest in countries having more established markets in the Asian region. The Asian countries to be represented in the Investment Fund will consist of three or more of the following countries: Hong Kong, Singapore, Malaysia, Thailand, the Philippines and Indonesia. The Investment Fund may also invest in common stocks traded on markets in China, Taiwan, South Korea, India, Pakistan, Sri Lanka and other developing markets that are open to foreign investment. There is no requirement that the Investment Fund, at any given time, invest in any one particular country or in all of the countries listed above or in any other Asian countries. The Investment Fund has no set policy for allocating investments among the several Asian countries. Allocation of investments among the various countries will depend on the relative attractiveness of the stocks of issuers in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode and extent of investment in companies in such countries.

    At least 65% of the total assets of the Investment Fund will be invested in common stocks of issuers in Asian countries under normal circumstances. The remaining portion of the Investment Fund will be kept in any combination of debt instruments, bills and bonds of governmental entities in Asia and the U.S., in notes, debentures, and bonds of companies in Asia and in money market instruments in the U.S. With respect to the Investment Fund, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Debt securities convertible into common stocks will be investment grade (rated in one of the four highest rating categories by a NRSRO) or, if unrated will be of comparable quality as determined by the Adviser under the supervision of the Board of Directors.

    The Adviser's approach in selecting investments for the Investment Fund is oriented to individual stock selection and is value driven. In selecting stocks for the Investment Fund, the Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Adviser utilizes the research of a number of sources, including its affiliate in Geneva, Morgan Stanley Capital International, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued. Investment Fund holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's value criteria.
Those  which  no  longer conform  are  sold.  The Adviser  will  analyze assets, revenues and earnings of an issuer. In selecting industries and particular issuers, the Adviser will evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Investment Fund seeks to invest in larger companies, it may invest in small- and medium-sized companies that, in the Adviser's view, have potential for growth.

    The Investment Fund may invest in equity securities of smaller capitalized companies, which are more vulnerable to financial and other risks than larger companies. Investment in securities of smaller companies may involve a higher degree of risk and price volatility than in securities of larger companies. The Investment Fund's investments will include securities of issuers located in developing countries and traded in emerging markets. These securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. For a description of special considerations and certain risks associated with investment in foreign issuers, see "Additional Investment Information." See also "Investment Objectives and Policies" in the Statement of Additional Information.

    Although the Investment Fund intends to invest primarily in securities listed on stock exchanges, it may also invest in securities traded in over-the-counter markets and, to a limited extent, in non-publicly traded securities. Securities traded in over-the-counter markets and non-publicly traded securities pose liquidity risks. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities" in this Prospectus.

    Pending investment or settlement, and for liquidity purposes, the Investment Fund may invest in domestic, Eurodollar and foreign short-term money market instruments. As determined by the Adviser, the Investment Fund may also purchase such instruments to temporarily reduce the Investment Fund's equity holdings for defensive purposes in response to adverse market conditions.

    Because of the lack of hedging facilities in the currency markets of Asia, no active currency hedging strategy is anticipated currently. Instead, each investment will be considered on a total currency adjusted basis with the United States dollar as a base currency. The Investment Fund may engage in foreign currency exchange contracts. See "Additional Investment Information -- Forward Foreign Currency Exchange Contracts and Futures Contracts" in this Prospectus.

THE EMERGING MARKETS FUND

    The investment objective of the Emerging Markets Fund is to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. With respect to the Investment Fund, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal conditions, at least 65% of the Investment Fund's total assets will be invested in emerging country equity securities. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as The World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Investment Fund will focus its investments on those emerging market countries in which it believes the economics are developing strongly and in which the markets are becoming more sophisticated. The Investment Fund intends to invest primarily in some or all of the following countries:


Argentina   Hungary    Morocco      South Korea
Botswana    India      Nigeria      Sri Lanka
Brazil      Indonesia  Pakistan     Taiwan
Chile       Israel     Peru         Thailand
China       Jamaica    Philippines  Turkey
Colombia    Jordan     Poland       Venezuela
Ghana       Kenya      Portugal     Zimbabwe
Greece      Malaysia   Russia
                       South
Hong Kong   Mexico     Africa

    As markets in other countries develop, the Investment Fund expects to expand and further diversify the emerging countries in which it invests. The Investment Fund does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Investment Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Investment Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Investment Fund.

    An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. (See "Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies).

    To the extent that the Investment Fund's assets are not invested in emerging country common stocks, the remainder of the assets may be invested in (i) debt securities denominated in the currency of an emerging country or issued or guaranteed by an emerging country company or the government of an emerging country; (ii) equity or debt securities of corporate or governmental issuers located in industrialized countries; and (iii) short-term and medium-term debt securities of the type described below under "Temporary Instruments." The Investment Fund's assets may be invested in debt securities when the Investment Fund believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such debt securities offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Investment Fund will invest will be unrated, and whether or not rated, such securities may have speculative characteristics. When deemed appropriate by the Adviser, the Investment Fund may invest up to 10% of its total assets (measured at the time of the investment) in lower quality debt securities. Lower quality debt securities, also known as "junk bonds," are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default. For temporary defensive purposes, the Investment Fund may invest less than 65% of its total assets in emerging country equity securities, in which case the Investment Fund may invest in other equity securities or may invest in debt securities of the kind described under "Temporary Investments" below.

    The Investment Fund may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"). ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADR. The Investment Fund may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities."

    The Investment Fund intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain. The rate of portfolio turnover will not be a limiting factor when the Investment Fund deems it appropriate to purchase or sell securities. However, the U.S. federal tax requirement that the Investment Fund derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Investment Fund's ability to dispose of its securities.

THE LATIN AMERICAN FUND

    The investment objective of the Latin American Fund is long-term capital appreciation. The Investment Fund seeks to achieve this objective by investing primarily in equity securities (i) of companies organized in or for which the principal securities trading market is in Latin America, (ii) denominated in a Latin American currency issued by companies to finance operations in Latin America, or (iii) of companies that alone or on a consolidated basis derive 50% or more of their annual revenues from either goods produced, sales made or services performed in Latin America (collectively, "Latin American issuers") and by investing, from time to time, in debt securities issued or guaranteed by a Latin American government or governmental entity ("Sovereign Debt"). Income is not a consideration in selecting investments or an investment objective.

    The securities markets of Latin American countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many Latin American issuers may be held by a limited number of persons, which may limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

    In addition to their smaller size, lesser liquidity and greater volatility, Latin American securities markets are less developed than U.S. securities markets. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a low level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Consequently, the prices at which the Fund may acquire investments may be affected by other market participants' anticipation of the Fund's investing, by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.
Commissions and other transaction costs on most, if not all, Latin American securities exchanges are generally higher than in the United States, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions.

    The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In some cases, the government owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in a Latin American country, which could affect private sector companies and the Fund, and on market conditions, prices and yields of securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other developments could adversely affect the assets of the Fund held in particular Latin American countries.

    Currently, Brazil is the largest debtor among developing countries, Mexico is the second largest and Argentina the third. Beginning in 1982, certain Latin American countries experienced difficulty in servicing their sovereign debt. Over the last few years, the major Latin American countries, including Brazil, Mexico and Argentina, have successfully restructured and are now servicing their external debt. Obligations arising from past restructuring agreements have affected, and those arising from future restructuring agreements may affect, the economic performance and political stability of certain Latin American countries.

    Under normal conditions, substantially all, but not less than 80%, of the Investment Fund's total assets are invested in equity securities of Latin American issuers and in Sovereign Debt. For purposes of this Prospectus, unless otherwise indicated, Latin America consists of Argentina, Bolivia, Brazil, Chile, Colombia, Costa Rica, Cuba, the Dominican Republic, Ecuador, El Salvador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay and Venezuela. See "Additional Investment Information -- Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies. An equity security is defined as common or preferred stocks (including convertible preferred stock), bonds, notes or debentures convertible into common or preferred stock, stock purchase warrants or rights, equity interests in trusts or partnerships or American, Global or other types of Depositary Receipts. See "Additional Investment Information -- Depositary Receipts."

    The Investment Fund focuses its investments in listed equity securities in Argentina, Brazil, Chile and Mexico, the most developed capital markets in Latin America. The Investment Fund expects, under normal market conditions, to have at least 55% of its total assets invested in listed equity securities of issuers in these four countries. In addition, the Investment Fund actively invests in markets in other Latin American countries such as Colombia, Peru and Venezuela. The Investment Fund is not limited in the extent to which it may invest in any Latin American country and intends to invest opportunistically as markets develop. The portion of the Investment Fund's holdings in any Latin American country will vary from time to time, although the portion of the Investment Fund's assets invested in Chile may tend to vary less than the portions invested in other Latin American countries because, with limited exceptions, capital invested in Chile currently cannot be repatriated for one year. See "Additional Investment Information -- Investment Procedures: Argentina, Brazil, Chile and Mexico" in the Statement of Additional Information.

    The governments of some Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatization"). The Adviser believes that privatization may offer investors opportunities for significant capital appreciation and intends to invest assets of the Investment Fund in privatization in appropriate circumstances. In certain Latin American countries, the ability of foreign entities, such as the Investment Fund, to participate in privatization may be limited by local law, or the terms on which the Investment Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that Latin American governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Investment Fund participates will be successful.

    Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use Sovereign Debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Investment Fund may participate in Latin American debt conversion programs. The Adviser will evaluate opportunities to enter into debt conversion transactions as they arise.

    Securities in which the Investment Fund may invest include those that are neither listed on a stock exchange nor traded over-the-counter. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities."

    To the extent that the Investment Fund's assets are not invested in equity securities of Latin American issuers or in Sovereign Debt, the remainder of the assets may be invested in (i) debt securities of Latin American issuers, (ii) equity or debt securities of corporate or governmental issuers located in countries outside Latin America, and (iii) short-term and medium-term debt securities of the type described below under "Temporary Investments." The Investment Fund's assets may be invested in debt securities when the Investment Fund believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such debt securities offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Investment Fund will invest will be unrated. The Fund may invest up to 20% of its total assets in securities that are determined by the Adviser to be comparable to securities rated below investment grade by Standard & Poor's or Moody's. Such lower-quality securities are regarded as being predominantly speculative and involve significant risks. See "Additional Investment Information -- Risk Factors Relating to Investing in Lower Rated Debt Securities."

    The Investment Fund's holdings of lower-quality debt securities will consist predominantly of Sovereign Debt, much of which trades at substantial discounts from face value and which may include Sovereign Debt comparable to securities rated as low as D by Standard & Poor's or C by Moody's. The Investment Fund may invest in Sovereign Debt to hold and trade in appropriate circumstances, as well as to use to participate in debt for equity conversion programs. The Investment Fund will invest in Sovereign Debt only when the Investment Fund believes such investments offer opportunities for long-term capital appreciation. Investment in Sovereign Debt involves a high degree of risk and such securities are generally considered to be speculative in nature.

    For temporary defensive purposes, the Investment Fund may invest less than 80% of its total assets in Latin American equity securities and Sovereign Debt, in which case the Investment Fund may invest in other equity or debt securities or may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. See "Additional Investment Information -- Temporary Investments."

    The Investment Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, may purchase and write (sell) put and call options on securities, foreign currency and on foreign currency futures contracts, and may enter into stock index and interest rate futures contracts and options thereon. See "Additional Investment Information." There currently are limited options and futures markets for Latin American currencies, securities and indexes, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used depends on the development of those markets. The Investment Fund may also from time to time lend securities (but not in excess of 20% of its total assets) from its portfolio to brokers, dealers and financial institutions. See "Additional Investment Information -- Loans of Portfolio Securities."

    The Latin American Fund will not invest more than 25% of its total assets in one industry except and to the extent, and only for such period of time as, the Board of Directors determines in view of the considerations discussed below that it is appropriate and in the best interest of the Investment Fund and its shareholders to invest more than 25% of the Investment Fund's total assets in companies involved in the telecommunications industry. Since the securities markets of Latin American countries are emerging markets characterized by a relatively small number of issues, it is possible that one or more markets may on occasion be dominated by issues of companies engaged in that industry. In addition, it is possible that government privatization in certain Latin American countries, which currently represent a primary source of new issues in many Latin American markets and often represent attractive investment opportunities, will occur in that industry. As a result, the Investment Fund has adopted a policy under which it may invest more than 25% of its total assets in securities of issuers in that industry. The Investment Fund would only take this action if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industry and that, in light of the anticipated return, investment quality, availability and liquidity of the issues in the industry, the Investment Fund's ability to achieve its investment objective would, in light of its investment policies and limitations, be materially adversely affected if the Investment Funds were not able to invest greater than 25% of its total assets in such industry. In the event that the Board of Directors permits greater than 25% of the Investment Fund's total assets to be invested in the telecommunications industry, the Investment Fund may be exposed to increased investment risks peculiar to that industry. The Investment Fund will notify its shareholders of any decision by the Board of Directors to permit (or cease) investments of more than 25% of the Investment Fund's total assets in the telecommunications industry. Such notice will, to the extent applicable, include a discussion of any increased investment risks peculiar to such industry to which the Investment Fund may be exposed.

    The Latin American Fund is authorized to borrow up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Investment Fund's shares and in the yield on the Investment Fund's investments. See "Additional Investment Information -- Borrowing and Other Forms of Leverage."

    The Investment Fund intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain. The rate of portfolio turnover will not be a limiting factor when the Investment Fund deems it appropriate to purchase or sell securities. However, the U.S. federal tax requirement that the Investment Fund derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Investment Fund's ability to dispose of its securities.

THE EUROPEAN EQUITY FUND


    The European Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of European issuers, including those located in Germany, France, Switzerland, Belgium, Italy, Finland, Sweden, Denmark, Norway and the United Kingdom. Investments may also be made in the common stocks of issuers located in the smaller and emerging markets of Europe. With respect to the Investment Fund, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. At least 65% of the total assets of the Investment Fund will be invested in equity securities of European issuers under normal circumstances.

    In recent years there have been two key issues influencing the investment environment and economic conditions of Europe: the creation of the single market and the emergence of Eastern European economies. Both of these factors have helped European companies by opening up new markets for growth.

    As a result of global recession, European economies and companies have embarked on radical structural change. Governments across Europe have initiated major privatization programs shifting a greater share of economic activity into the more efficient private sector. Private companies have sought quotation, following the need to compete in the capital markets, as much as in the market place for their products and services. Those companies already quoted have begun to appreciate the value of their being listed. To achieve a high rating on their equity, companies need to produce transparent accounts, communicate effectively with their shareholders and manage their businesses and assets to their shareholders' advantage. The restructuring and rationalization of companies has lead to lower wage structures and greater flexibility. This has enabled European companies to match the competitive cost environment of developing economies.

    Demand for equity will grow hand in hand with supply; driven by pension fund reform, growth in life insurance and the emergence of European mutual funds. All of these factors together will improve the quality of the markets in which European equities are traded.

    This process of evolution has begun, but has much further to go. We have seen companies closed to foreign investment "open up" most notably in Switzerland and Finland. In Europe's largest economy, Germany, gross domestic product is still four times larger than its stock market, but the move towards an equity culture is gaining momentum. Shareholders in Europe will have a growing role in a widening range of expanding companies whose operations will become increasingly profitable. Some of the world's most attractive and successful companies have only recently discovered the importance of their shareholders.

    The Adviser's approach in selecting investments for the Investment Fund is oriented to individual stock selection and is value driven. In selecting stocks for the Investment Fund, the Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Adviser utilizes the research of a number of sources, including its affiliate in Geneva, Morgan Stanley Capital International, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued. Investment Fund holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's value criteria. Securities which no longer conform to such value criteria are sold.

    Securities in emerging markets may not be as liquid as those in developed markets and pose greater risks. Although the Investment Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets.

    While the Investment Fund is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce currency risk. Investments will be made primarily in common stocks of companies domiciled in developed countries, but may be made in the securities of companies in developing countries as well. Although the Investment Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets. Securities of companies in developing countries may pose liquidity risks. The Investment Fund will not, under normal circumstances, invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Investment Fund may temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments. See "Investment Objectives and Policies" in the Statement of Additional Information.

THE AMERICAN VALUE FUND

    The American Value Fund's investment objective is to provide high total return by investing in equity securities of small- to medium-sized corporations that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase. The Investment Fund invests primarily in corporations domiciled in the United States with equity market capitalizations which range generally from $70 million up to $1 billion, but may from time to time invest in similar size foreign corporations. Under normal circumstances, the Investment Fund will invest at least 65% of the value of its total assets in corporations whose equity market capitalization is up to $1 billion. The Investment Fund may invest up to 35% of the value of its total assets in corporations which are generally smaller than the 500 largest corporations in the United States. With respect to the Investment Fund, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, and similar equity interests, such as trusts or partnership interests. Debt securities convertible into common stocks will be investment grade (rated in one of the four highest rating categories by a NRSRO) or, if unrated, will be of comparable quality as determined by the Adviser under the supervision of the Board of Directors. These investments may or may not carry voting rights.

    The Adviser invests with the philosophy that a diversified portfolio of undervalued, small- to medium-sized companies will provide high total return in the long run.

    Companies considered attractive will have the following characteristics:

        1. Stocks will most often have yields distinctly above the average of companies with similar capitalizations.

        2. The market prices of the stocks will be undervalued relative to the normal earning power of the companies.

        3. Stock prices will be low relative to the intrinsic value of the companies' assets.

        4. Stocks will be of high quality, in the Adviser's judgment, as evaluated by the companies' balance sheets, income statements, franchises and product competitiveness.

    The thrust of this approach is to seek investments in stocks for which investor enthusiasm is currently low, as reflected in their valuation, but which have the financial and fundamental features which, according to the Adviser's assessment, will allow the stocks to achieve a higher valuation. Value is achieved and exposure is reduced for the Investment Fund when the investment community's perceptions improve and the stocks approach what the Adviser believes is fair valuation. The Investment Fund will invest in equity securities of smaller capitalized companies, which are more vulnerable to financial and other risks than larger companies. Investment in securities of smaller companies may involve a higher degree of risk and price volatility than in securities of larger companies.

    The Adviser takes a long-term approach by placing a strong emphasis on its ability to identify attractive values. The Adviser does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading. The Adviser may take advantage of short-term opportunities, however, that are consistent with its objective of high total return. The Investment Fund will maintain diversity among industries and does not expect to invest more than 25% of its total assets in the stocks of issuers in any one industry.

    For temporary defensive purposes, the Investment Fund may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such government securities.

    The Investment Fund primarily invests in small- to medium-sized companies domiciled in the United States. The Investment Fund may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities." The Investment Fund may on occasion invest in common stocks of foreign issuers that trade on a United States exchange or over-the-counter in the form of American Depositary Receipts or common stocks. See "Additional Investment Information."

THE WORLDWIDE HIGH INCOME FUND

    The investment objective of the Worldwide High Income Fund is high current income consistent with relative stability of principal and, secondarily, capital appreciation, by investing primarily in a portfolio of high yielding fixed income securities of issuers located throughout the world. The Investment Fund seeks to achieve its investment objective by allocating its assets among any or all of three investment sectors: U.S. corporate lower rated and unrated debt securities, emerging country debt securities and global fixed income securities offering high real yields. The types of securities in each of these investment sectors in which the Investment Fund may invest are described below. In selecting U.S. corporate lower rated and unrated debt securities for the Investment Fund's portfolio, the Adviser will consider, among other things, the price of the security, and the financial history, condition, prospects and management of an issuer. The Adviser intends to invest a portion of the Investment Fund's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. In addition, the Adviser will attempt to invest a portion of the Investment Fund's assets in fixed income securities of issuers in global fixed income markets displaying high real (inflation adjusted) yields. Under normal conditions, the Investment Fund invests between 80% and 100% of its total assets in some or all of three categories of higher yielding securities, some of which may entail increased credit and market risk. Some or all of such higher yielding securities will be lower rated or unrated debt securities, commonly referred to as "junk bonds." See "Additional Investment Information -- Risk Factors Relating to Investing in Lower Rated and Unrated Debt Securities" and "-- Foreign Investment Risk Factors."

    The Adviser's approach to multi-currency fixed-income management is strategic and value-based and designed to produce an attractive real rate of return. The Adviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Investment Fund's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.

    From time to time, a portion of the Investment Fund's investments, which may be up to 100% of the Investment Fund's investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and Standard & Poor's, or be unrated but determined to be of comparable quality by the Adviser. Such lower rated bonds are commonly referred to as "junk bonds." Securities in such lower rating categories may have predominantly speculative characteristics or may be in default. Appendix A to this Prospectus sets forth a description of Moody's and Standard & Poor's corporate bond ratings. Ratings represent the opinions of rating agencies as to the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, while the Adviser will consider ratings, it will perform its own analysis and will not rely principally on ratings. Emerging country debt securities in which the Investment Fund may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Investment Fund's investments in U.S. corporate lower rated and unrated debt securities and emerging country debt securities are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations or to be unrated securities of comparable quality. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated; instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer. To mitigate the risks associated with investments in such lower rated securities, the Investment Fund will diversify its holdings by market, issuer, industry and credit quality. Investors should carefully review the section below entitled "Additional Investment Information -- Risk Factors Relating to Investing in Lower Rated Debt Securities."

    The chart below indicates the Investment Fund's weighted average composition of debt securities graded by Standard & Poor's for the period from the Fund's inception (April 21, 1994) through June 30, 1995.

DEBT SECURITIES RATINGS                                                                      PERCENTAGE OF
(STANDARD & POOR'S)                                                                           NET ASSETS
------------------------------------------------------------------------------------------  ---------------
AA........................................................................................          0.17%
A.........................................................................................         22.83%
BB........................................................................................         15.71%
B.........................................................................................         20.70%
CCC.......................................................................................          2.59%
Unrated...................................................................................         38.00%


    The weighted average indicated above was calculated on a dollar weighted basis and was computed as at the end of each month through June 30, 1995. The chart does not necessarily indicate what the composition of the Investment Fund's portfolio will be in the current and subsequent fiscal years. For a description of Standard & Poor's ratings of fixed income securities, see Appendix A to this Prospectus.

    The Worldwide High Income Fund may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends, provided that the total value, at the time of purchase, of all such securities will not exceed 10% of the value of the Investment Fund's total assets. The Investment Fund may have limited recourse in the event of default on such debt instruments. The Investment Fund may invest in loans, assignments of loans and participation in loans. See "Additional Investment Information -- Loan Participation and Assignments." The Investment Fund may also invest in depositary receipts issued by U.S. or foreign financial institutions. See "Additional Investment Information -- Depositary Receipts."

    The Worldwide High Income Fund is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of the Investment Fund's assets may be invested in non-U.S. dollar-denominated securities. The portion of the Investment Fund's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Investment Fund seeks to invest in currencies currently undervalued based on purchasing power parity. The Adviser analyzes current account and capital account performance and real interest rates to adjust for shorter-term currency flows. Although the Investment Fund is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Investment Fund may be limited in its ability to hedge against these risks. See "Additional Investment Information -- Foreign Currency Hedging Transactions" and "-- Short Sales." The Investment Fund may also write (i.e., sell) covered call options and may enter into futures contracts and options on futures and sell indexed financial futures contracts. See "Additional Investment Information -- Options Transactions" and "-- Futures and Options on Futures."

    The Worldwide High Income Fund may invest in zero coupon, pay-in-kind or deferred payment securities, and in securities that may be collateralized by zero coupon securities (such as Brady Bonds). Zero coupon securities are sold at a discount to par value and are not entitled to interest payments during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to receive "phantom income," which the Investment Fund will accrue prior to the receipt of any cash payments. Because the Investment Fund will distribute its "phantom income" to shareholders annually, and to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Investment Fund will have fewer assets with which to purchase income producing securities. In addition, in order to pay these cash distributions, the Investment Fund may be required to sell portfolio securities when it might not otherwise choose to do so, and the Investment Fund may incur capital losses on such sales. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

    The Worldwide High Income Fund is authorized to borrow up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Investment Fund's shares and in the yield on the Investment Fund's investments. See "Additional Investment Information -- Borrowing and Other Forms of Leverage."

    The average time to maturity of the Investment Fund's securities will vary depending upon the Adviser's perception of market conditions. The Adviser invests in medium-term securities (i.e., those with a remaining maturity of approximately five years) in a market neutral environment. When the Adviser believes that real yields are high, the Adviser lengthens the remaining maturities of securities held by the Investment Fund and, conversely, when the Adviser believes real yields are low, it shortens the remaining maturities. Thus, the Investment Fund is not subject to any restrictions on the maturities of the debt securities it holds, and the Adviser may vary the average maturity of the securities held in the Investment Fund's portfolio without limit.

    The Investment Fund may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities."

    For temporary defensive purposes, the Investment Fund may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such government securities.

    U.S. CORPORATE  HIGH  YIELD FIXED  INCOME  SECURITIES.   A  portion  of  the
Worldwide High Income Fund's assets will be invested in U.S. corporate high yield fixed income securities, which offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services and are commonly referred to as "junk bonds." The Investment Fund may buy unrated securities that the Adviser believes are comparable to rated securities that are consistent with the Investment Fund's objective and policies. The Investment Fund may acquire fixed income securities of U.S. issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. Government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed income securities may have equity features, such as conversion rights or warrants and the Investment Fund may invest up to 10% of its total assets in equity securities other than preferred stock (e.g., common stocks, warrants and rights and limited partnership interests). The Investment Fund may not invest more than 5% of its total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.

    EMERGING COUNTRY FIXED INCOME SECURITIES. A portion of the Worldwide High Income Fund's assets will be invested in emerging country fixed income securities, which are debt securities of government and government-related issuers located in emerging countries (including participation in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used in this Prospectus, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 130 countries which are considered to be emerging countries, approximately 40 of which currently have established securities markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

    In selecting emerging country debt securities for investment by the Investment Fund, the Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. Initially, the Investment Fund expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

Algeria             Egypt       Nicaragua   South Africa
Argentina           Greece      Nigeria     Thailand
                                            Trinidad &
Brazil              Hungary     Pakistan    Tobago
Bulgaria            India       Panama      Tunisia
Chile               Indonesia   Paraguay    Turkey
                    Ivory
China               Coast       Peru        Uruguay
Colombia            Jamaica     Philippines Venezuela
Costa Rica          Jordan      Poland      Zaire
Czech               Republic    Malaysia    Portugal
Dominican Republic  Mexico      Russia
Ecuador             Morocco     Slovakia

    As opportunities to invest in debt securities in other emerging countries develop, the Investment Fund expects to expand and further diversify the emerging countries in which it invests. While the Investment Fund generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal circumstances, the Investment Fund's assets will be invested in at least three countries.

    The Investment Fund's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (the "1940 Act"). As a result, the Investment Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act. See "Additional Investment Information -- Structured Investments."

    The Investment Fund's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Adviser based on publicly available information and inquiries made to the issuer. See "Additional Investment Information -- Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. issuers. The Investment Fund may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. See "Description of Securities and Ratings -- Emerging Country Debt Securities" in the Statement of Additional Information for further information about Brady Bonds. The Investment Fund's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

    Emerging country debt securities held by the Investment Fund will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage- and other asset-backed securities, loan participation, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. The Investment Fund may buy unrated securities that the Adviser believes are comparable to rated securities that are consistent with the Investment Fund's objectives and policies. U.S. dollar-denominated emerging country debt securities held by the Investment Fund will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Investment Fund may or may not be listed or traded on a securities exchange. The Investment Fund may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a CMO. Investments in emerging country debt securities entail special investment risks. See "Additional Investment Information -- Foreign Investment Risk Factors."

    GLOBAL FIXED INCOME SECURITIES. The global fixed income securities in which a portion of the Worldwide High Income Fund's assets may be invested are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of the Investment Fund's portfolio, the Adviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by an NRSRO or, if unrated, will be of comparable quality, as determined by the Adviser under the supervision of the Board of Directors. U.S. Government securities in which the Investment Fund may invest include obligations issued or guaranteed by the U.S. Government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Investment Fund may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Investment Fund must look principally to the issuing or guaranteeing agency for ultimate repayment. The Investment Fund may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities for this portion of the Investment Fund's portfolio will be limited to those of developed nations which the Adviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and The United Kingdom. Corporate and supranational obligations in which the Investment Fund will invest for this portion of its portfolio will be limited to those rated "A" or better by Moody's, Standard & Poor's or IBCA Ltd. or, if unrated, determined to be of comparable quality by the Adviser under the supervision of the Fund's Board of Directors.

    In selecting securities for this portion of the Investment Fund's portfolio, the Adviser evaluates the currency, market and individual features of the securities being considered for investment. The Adviser believes that countries displaying the highest real yields will over time generate a high total return, and accordingly, the Adviser's focus for this portion of the Investment Fund's portfolio will be to analyze the relative rates of real yield of twenty global fixed income markets. In selecting securities, the Adviser will first identify the global markets in which the Investment Fund's assets will be invested by ranking such countries in order of highest real yield. In this portion of its portfolio, the Investment Fund will invest its assets primarily in fixed income securities denominated in the currencies of countries within the top quartile of the Adviser's ranking.

    The Adviser's assessment of the global fixed income markets is based on an analysis of real interest rates. The Adviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Adviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and to alter the allocation of this portion of the Investment Fund's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.

    The Investment Fund seeks to maintain portfolio turnover at a low level. Although the Investment Fund's primary objective is not to invest for short-term trading, the Investment Fund will seek to take advantage of trading opportunities as they arise to the extent that they are consistent with the Investment Fund's objectives. It is anticipated that the Investment Fund's annual turnover rate will not exceed 100% in normal circumstances.

THE GROWTH AND INCOME FUND

    The Growth and Income Fund seeks capital appreciation and current income by investing primarily in equity and equity-linked securities. The Investment Fund seeks to achieve its investment objective, consistent with reasonable investment risk, by investing in equity securities of rapidly growing companies, or convertible securities or other equity-linked, income-generating securities (e.g., PERCS, ELKS, LYONs) of such companies. The Investment Fund will also invest in slower-growth companies with stable or accelerating earnings and/ or dividend growth. The equity securities of the foregoing companies in which the Investment Fund will invest consist of common stock (dividend- paying, and to the extent it is consistent with the Investment Fund's investment objective, nondividend-paying), preferred stock and securities convertible into common stock, such as convertible preferred stock, convertible bonds and warrants. The Investment Fund will, under normal market conditions, invest at least 65% of the value of its total assets in such equity securities. The Investment Fund is not subject to any limit on the size of companies in which it may invest, but intends to be primarily invested, under normal circumstances, in companies with equity market capitalizations of approximately $750 million and above. The Investment Fund is designed for investors who want an actively managed diversified portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index, while providing a yield higher than the yield of the S&P 500 Index.

    The Investment Fund does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Investment Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The Investment Fund's Adviser may under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Investment Fund's total return or reduce fluctuations in market value relative to the S&P 500 Index. Investment Fund's primary objective is not to invest for short-term trading, the Investment Fund will seek to take advantage of trading opportunities as they arise to the extent that they are consistent with the Investment Fund's objectives.

    Pending investment or settlement, and for liquidity purposes, the Investment Fund may invest in domestic, Eurodollar and foreign short-term money market instruments. As determined by the Adviser, the Investment Fund may also purchase such instruments to temporarily reduce the Investment Fund's equity holdings for defensive purposes in response to adverse market conditions.

    The Investment Fund may invest in when-issued and delayed delivery securities. See "Additional Investment Information -- When-Issued and Delayed Delivery Securities." The Investment Fund may invest up to 34% of its total assets in securities that are rated below investment grade by an NRSRO (rated below the four highest rating categories by the NRSRO) or that, if unrated, are determined by the Adviser to be comparable to securities rated below investment grade by an NRSRO. Such lower-quality securities are regarded as being predominantly speculative and involve significant risks. See "Additional Investment Information -- Risk Factors Relating to Investing in Lower Rated Debt Securities."

    The Investment Fund may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities." The Investment Fund may on occasion invest in securities of foreign issuers, including equity securities of foreign issuers that trade on a United States exchange or over-the-counter in the form of American Depositary Receipts or common stocks. See "Additional Investment Information."



                       ADDITIONAL INVESTMENT INFORMATION

BORROWING AND OTHER FORMS OF LEVERAGE

    Each of the Latin American and Worldwide High Income Funds is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Borrowing creates leverage which is a speculative characteristic. Although such Investment Funds are authorized to borrow, it will do so only when the Adviser believes that borrowing will benefit the Investment Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by the Investment Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging resulting from borrowing will magnify declines as well as increases in the Investment Fund's net asset value per share and net yield.

    The Investment Fund expects that all of its borrowing will be made on a secured basis. The Investment Fund's Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Investment Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

    The Investment Fund may also enter into reverse repurchase agreements. See "Additional Investment Information -- Reverse Repurchase Agreements" below.

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES

    The Worldwide  High  Income  and  Growth and  Income  Funds  may  invest  in convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

    The Growth and Income Fund may invest in PERCS, ELKS or LYONs, which are equity-linked securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Growth and Income Fund may invest in the securities described below or other similar equity-linked securities.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatory convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Investment Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors, such as the Investment Fund, that seek current income, find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors, such as the Investment Fund, that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Investment Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Investment Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Investment Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

DEPOSITARY RECEIPTS

    The Asian Growth, Emerging Markets, Latin American, American Value, Growth and Income and Worldwide High Income Funds may on occasion invest in American Depositary Receipts ("ADRs"). The Asian Growth, Emerging Markets, Latin American and Worldwide High Income Funds may also invest in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts
("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositories, although they may also be issued by U.S. depositories, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation.

    Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of an unsponsored Depositary Receipt is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. The Asian Growth, American Value, Growth and Income and Worldwide High Income Funds may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Investment Fund's investment policies, the Investment Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

DERIVATIVES

    Certain of the Investment Funds may invest in derivatives, which are financial products or instruments that derive their value from the value of an underlying asset, reference rate or index. The following are derivatives: forward foreign currency exchange contracts, options (e.g., puts and calls), futures contracts, options on futures contracts, convertible securities, warrants, equity-linked securities, structured securities, when-issued and delayed delivery securities and depositary receipts. See elsewhere in this "Additional Investment Information" section for descriptions of these various instruments, and see "Investment Objectives and Policies" for more information regarding any investment policies or limitations applicable to their use.

FOREIGN CURRENCY HEDGING TRANSACTIONS

    The Investment Funds may enter into forward foreign currency exchange contracts ("forward contracts"). Forward contracts provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when such Investment Funds purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by the Investment Fund and generally protecting the U.S. dollar value of securities held by the Investment Fund against exchange rate fluctuations. While such forward contracts may limit losses to the Investment Fund as a result of exchange rate fluctuations, they will also limit any exchange rate gains that might otherwise have been realized. The Global Equity Allocation, Asian Growth, American Value, Growth and Income and Worldwide High Income Funds will enter into such contracts only to protect against the effects of fluctuating rates of currency exchange and exchange control regulations.

    The Emerging Markets, Latin American, European Equity, Growth and Income and Worldwide High Income Funds may also enter into foreign currency futures contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are traded on regulated exchanges. Parties to a futures contract must make initial "margin" deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make "variation" margin deposits as the value of the futures contract fluctuates. Such Investment Funds may not enter into foreign currency futures contracts if the aggregate amount of initial margin deposits on the Investment Fund's futures positions, including stock index futures contracts (which are discussed below), would exceed 5% of the value of the Investment Fund's total assets. The Investment Fund also will be required to segregate assets to cover its futures contracts obligations.

    At the maturity of a forward or futures contract, the Investment Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing purchase transactions with respect to futures contracts are effected on an exchange. The Investment Fund will only enter into such a forward or futures contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward or futures contract, in which case the Investment Fund may suffer a loss.

    The Emerging Markets, American Value, European Equity, Latin American, Growth and Income and Worldwide High Income Funds may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives such Investment Funds the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Investment Fund the right to purchase a currency at the exercise price until the expiration of the option.

    The Investment Fund's Custodian will place cash, U.S. government securities, or liquid high-grade debt securities into a segregated account of an Investment Fund in an amount equal to the value of such Investment Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Investment Fund's commitments with respect to such contracts. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

FOREIGN INVESTMENT

    Each of the Investment Funds may invest in securities of foreign issuers. Investment in securities of foreign issuers, especially in securities of issuers in emerging countries, and in foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the U.S. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Investment Funds by domestic companies. See "Taxes." Additional risks include future adverse political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Emerging countries may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the U.S.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies, and each Investment Fund may also temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of an Investment Fund's assets measured in United States Dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Each Investment Fund will also incur certain costs in connection with conversions between various currencies.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    In order to remain fully invested, and to reduce transaction costs, the American Value, European Equity, Emerging Markets, Latin American, Growth and Income and Worldwide High Income Funds may utilize appropriate securities index futures contracts and options on securities index futures contracts to a limited extent and the Latin American Fund may utilize appropriate interest rate futures contracts and options on interest rate futures contracts to a limited extent. Because transaction costs associated with futures and options may be lower than the costs of investing in securities directly, it is expected that the use of index futures and options to facilitate cash flows may reduce an Investment Fund's overall transaction costs. Each of these Investment Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Investment Fund is not fully invested and the Adviser anticipates a significant market advance, it may purchase stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Investment Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities. The Investment Funds will engage in futures and options transactions only for hedging purposes.

    The American Value, Growth and Income and Worldwide High Income Funds will engage only in transactions in securities index futures contracts, interest rate futures contracts and options thereon which are traded on a recognized securities or futures exchange. There currently are limited securities index futures, interest rate futures and options on such futures markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, will depend on the development of such markets.

    The Emerging Markets, American Value, Growth and Income and Worldwide High Income Funds may enter into futures contracts and options thereon provided that not more than 5% of each such Investment Fund's total assets at the time of entering the transaction are required as deposit to secure obligations under such contracts, and provided further that not more than 20% of each Investment Fund's total assets, in the aggregate are invested in futures contracts and options transactions.

    The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the stocks held by the Investment Fund and the prices of futures and options relating to the stocks purchased or sold by the Investment Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Investment Fund's ability to hedge. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Gains and losses on futures and options depend on the Adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. In the opinion of the Directors, the risk that the Investment Fund will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market. For more detailed information about futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

INVESTMENT COMPANIES

    Some emerging market countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds which have been specifically authorized. Certain of the Investment Funds may invest in these investment companies, subject to the provisions of the 1940 Act and other applicable laws. If an Investment Fund invests in such investment companies, the Investment Fund's shareholders will bear not only their proportionate share of the expenses of the Investment Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.

    Certain of the investment companies referred to in the preceding paragraph are advised by the Adviser. The Investment Fund may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment companies. If the Investment Fund does elect to make an investment in such an investment company, it will only purchase the securities of such investment company in the secondary market.

LOANS OF PORTFOLIO SECURITIES

    Each of the Investment Funds may lend their securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest. The Investment Funds will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of an Investment Fund's total assets (exceeding in the aggregate 20% of such value with respect to the Latin American
Fund). As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower of the portfolio securities fail financially. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

LOAN PARTICIPATIONS AND ASSIGNMENTS

    The Worldwide High Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Such Investment Fund's investments in Loans are expected in most instances to be in the form of participation in Loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participation, the Investment Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Investment Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Investment Fund will acquire Participation only if the Lender interpositioned between the Investment Fund and the borrower is determined by the Adviser to be creditworthy. When the Investment Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Investment Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Investment Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Investment Fund's ability to dispose of particular
Assignments or Participation when necessary to meet the Investment Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participation also may make it more difficult for the Investment Fund to assign a value to these securities for purposes of valuing the Investment Fund's portfolio and calculating its net asset value.

LOWER RATED AND UNRATED DEBT SECURITIES

    The Worldwide High Income, Emerging Markets, Growth and Income and Latin American Funds may invest in lower rated or unrated debt securities, commonly referred to as "junk bonds." In addition, the emerging country debt securities in which such Investment Funds may invest are subject to risk and will not be required to meet a minimum rating standard and may not be rated. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of lower rated and unrated debt securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Fluctuations in the value of the Investment Fund's investments will be reflected in the Investment Fund's net asset value per share. The Adviser considers both credit risk and market risk in making investment decisions for the Investment Fund. Investors should carefully consider the relative risks of investing in lower rated and unrated debt securities and understand that such securities are not generally meant for short-term investing.

    The U.S. corporate lower rated and unrated debt securities market is relatively new and its recent growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for U.S. corporate lower rated and unrated debt securities and for emerging country debt securities. Such disruptions may severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for lower rated and unrated debt securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. In addition, there may be limited trading markets for debt securities of issuers located in emerging countries. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Investment Fund's net asset value.

    Prices for lower rated and unrated debt securities may be affected by legislative and regulatory developments. These laws could adversely affect the Investment Fund's net asset value and investment practices, the secondary market for lower rated and unrated debt securities, the financial condition of issuers of such securities and the value of outstanding lower rated and unrated debt securities. For example, U.S. federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower rated and unrated debt securities and limiting the deductibility of interest by certain corporate issuers of lower rated and unrated debt securities adversely affected the market in recent years.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Investment Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Investment Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Investment Fund's investment portfolio and increasing the exposure of the Investment Fund to the risks of lower rated and unrated debt securities.

MONEY MARKET INSTRUMENTS

    The Investment Funds are permitted to invest in money market instruments, although the Investment Funds intend to stay invested in securities satisfying their primary investment objective to the extent practical. The Investment Funds may make money market investments pending other investment or settlement for liquidity or in adverse market conditions. The money market investments permitted for the Investment Funds include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

NON-DIVERSIFICATION

    The Global Fixed Income Fund, Emerging Markets Fund and Latin American Fund are non-diversified portfolios, which means that each such Investment Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, each Investment Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Each Investment Fund, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. See "Taxes" and "Investment Restrictions."

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES

    Each Investment Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by such Investment Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Investment Fund may be required to bear the expenses of registration. As a general matter, the Investment Fund may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

OPTIONS TRANSACTIONS

    Each of the Emerging Markets, Latin American, European Equity, Growth and Income and Worldwide High Income Funds may seek to increase its return or may hedge all or a portion of its portfolio investments through options with respect to securities in which such Investment Funds may invest. The Investment Fund will engage only in transactions in options which are traded on a recognized securities or futures exchange. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets.

    The Investment Fund may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Investment Fund at the stated exercise price. A "covered" call option means that so long as the Investment Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option. As a matter of operating policy, the value of the underlying securities on which options will be written at any one time will not exceed 5% of the total assets of the Investment Fund.

    The Investment Fund will receive a premium from writing call options, which increases the Investment Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Investment Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Investment Fund's obligation as writer of the option continues. Thus, in some periods the Investment Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

    The Investment Fund may also write (i.e., sell) covered put options. By selling a covered put option, the Investment Fund incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Investment Fund will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Investment Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option or if the Investment Fund holds a put option on the same underlying security with a similar or higher exercise price. The Investment Fund may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, the Investment Fund may write a covered put at an exercise price reflecting the lower purchase price sought.

    The Investment Fund may also purchase put or call options on individual securities or baskets of securities. When the Investment Fund purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Investment Fund purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued. The Investment Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Investment Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Investment Fund would incur no additional loss. The Investment Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Investment Fund's ability to purchase call and put options.

    The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by the Investment Fund and the prices of options relating to the securities purchased or sold by the Investment Fund; and (ii) possible lack of a liquid secondary market for an option. In the opinion of the Adviser, the risk that the Investment Fund will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

REPURCHASE AGREEMENTS

    The Investment  Funds may  enter into  repurchase agreements  with  brokers, dealers or banks that meet the credit guidelines of the Fund's Board of Directors. In a repurchase agreement, an Investment Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by an Investment Fund to the seller. The Investment Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, an Investment Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Investment Fund's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

REVERSE REPURCHASE AGREEMENTS

    The Worldwide High Income, Latin American and Growth and Income Funds may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, such Investment Funds sell a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Investment Fund. The Investment Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Investment Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Investment Fund will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. Government securities or other liquid high grade debt obligations in an amount at least equal to its purchase obligations under these agreements (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Investment Fund's ability to maintain a stable net asset value. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Investment Fund's repurchase obligation, and the Investment Fund's use of proceeds of the agreement may effectively be restricted pending such decision. The aggregate of these agreements is limited as set forth under "Investment Limitations." Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in "Investment Limitations."

SHORT SALES

    The Emerging Markets, Latin American, European Equity and Worldwide High Income Funds may from time to time sell securities short without limitation, although none of such Investment Funds intends to sell securities short on a regular basis. A short sale is a transaction in which the Investment Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Investment Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Investment Fund replaces the borrowed securities. To deliver the securities to the buyer, the Investment Fund will need to arrange through a broker to borrow the securities and, in so doing, the Investment Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Investment Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

    The Investment Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government securities or other liquid, high grade debt obligations. In addition, the Investment Fund will place in a segregated account with its Custodian an amount of cash, U.S. Government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Investment Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

STRUCTURED INVESTMENTS

    The Worldwide High Income Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Investment Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Investment Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

TEMPORARY INVESTMENTS

    During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, for temporary defensive purposes each of the Emerging Markets Fund and Latin American Fund may reduce its holdings in equity and other securities and may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which such Investment Funds may invest consist of (a) obligations of the U.S. or emerging country governments (Latin American governments with respect to the Latin American Fund), their respective agencies or instrumentalities; (b) bank deposits and bank obligations

(including certificates of deposit, time deposits and bankers' acceptances) of U.S. or emerging country banks (Latin American banks with respect to the Latin American Fund) denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and emerging country corporations (Latin American corporations with respect to the Latin American
Fund) meeting the Investment Fund's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. See "Additional Investment Information -- Repurchase Agreements." For temporary defensive purposes, the Investment Fund intends to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries, including most Latin American countries.)

WHEN ISSUED AND DELAYED DELIVERY SECURITIES

    Each Investment Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Investment Fund will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. Government securities or other liquid, high grade debt obligations in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time an Investment Fund enters into the commitment, and no interest accrues to the Investment Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

                             INVESTMENT LIMITATIONS

    Each Investment Fund, except the Global Fixed Income, Emerging Markets and Latin American Funds, is a diversified investment company under the 1940 Act, and is subject to the following limitations: (a) as to 75% of its total assets, the Investment Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (b) the Investment Fund may not own more than 10% of the outstanding voting securities of any one issuer. The Global Fixed Income, Emerging Markets and Latin American Funds are nondiversified investment companies under the 1940 Act, which means that each of such Investment Funds is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, each of such Investment Funds may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Each of such Investment Funds, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Taxes."

    The Investment Funds also operate under certain investment restrictions that are deemed fundamental policies and may be changed by an Investment Fund only with the approval of the holders of a majority of the Investment Fund's outstanding shares. In addition to other restrictions listed in the Statement of Additional Information, an Investment Fund may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Investment Fund's total assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Investment Fund's total assets, taken at market cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets, or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Investment Fund's total assets at the time of borrowing; except that each of the Latin American and Worldwide High Income Funds may borrow, and mortgage, pledge or hypothecate its assets to secure such borrowings, in amounts equal to up to 33 1/3% of its assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing; and except that the Latin American, Worldwide High Income and Growth and Income Funds may enter into reverse repurchase agreements in accordance with their investment objectives and policies; (iii) invest in fixed time deposits with a duration of over seven calendar days; (iv) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Investment Fund's total assets would be invested in these deposits; or (v) invest more than 25% of the Investment Fund's total assets in securities of companies in any one industry, except for the Latin American Fund.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. (the "Adviser") is the Investment Adviser and Administrator of the Fund and each of its Investment Funds. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Investment Fund's investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Investment Fund's investments. Set forth below as an annual percentage of average daily net assets are the advisory fees paid to the Adviser quarterly by each Investment Fund. The investment advisory fees of the Investment Funds, which involve international investments, are higher than those of most investment companies but comparable to those of investment companies with similar objectives.

Global Equity Allocation
Fund                            1.00%
Global Fixed Income Fund        0.75%
Asian Growth Fund               1.00%
Emerging Markets Fund           1.25%
Latin American Fund             1.25%
European Equity Fund            1.00%
American Value Fund             0.85%
Worldwide High Income Fund      0.75%
Growth and Income Fund          0.75%

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At June 30, 1995, the Adviser together with its affiliated asset management companies managed investments totaling approximately $52 billion, including approximately $38 billion under active management and $14 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.

    Each class of the Investment Funds have adopted separate Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under the applicable Plan, which is described in more detail under "Distributor" below, the Distributor is entitled to receive from each of the Investment Funds with respect to the Class A shares, payments of 0.25% of such class's annual average net assets, and from each of the Investment Funds with respect to the Class B and Class C shares, payments of 0.75% of such class's annual average net assets. Each Plan recognizes that, in addition to such payments, the Adviser may use its advisory fees or other resources to pay expenses associated with activities which might be construed to be financing the sale of these Investment Funds' shares. Each Plan provides that the Adviser may make payments from these sources to third parties, such as consultants that provide assistance in the distribution effort (in addition to selling shares and providing shareholder services). As part of such distribution fees for the Class A shares of the Investment Funds, up to 0.25% of the net assets of such class will be used to compensate the Distributor for shareholder services provided. In addition to such distribution fees for the Class B shares and Class C shares, the Rule 12b-1 plan of each class of each Investment Fund authorizes the payment of 0.25% of the net assets of such class to compensate the Distributor for shareholder services provided.

    PORTFOLIO MANAGERS -- The following individuals have primary portfolio management responsibility for the portfolios noted below:

    GLOBAL EQUITY ALLOCATION FUND --BARTON M. BIGGS, MADHAV DHAR, FRANCINE J. BOVICH AND ANN D. THIVIERGE. Barton Biggs has been Chairman and a director of the Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director of Morgan Stanley Group Inc. and a director and officer of six registered investment companies to which the Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now heads the Adviser's emerging markets group and serves as the group's principal portfolio manager. Mr. Dhar also coordinates the Adviser's developing country funds effort and has been involved in the launching of the Adviser's country funds. He is the portfolio manager of the Fund's Emerging Markets Fund, the Emerging Markets and Active Country Allocation Portfolios of the Morgan Stanley Institutional Fund, Inc., and the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company listed on the New York Stock Exchange). Mr. Dhar is also a director of the Morgan Stanley Emerging Markets Fund, Inc. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie - Mellon University. Francine Bovich joined the Adviser as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University. Ann Thivierge is a Vice President of the Adviser. She is a member of the Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

    GLOBAL FIXED INCOME FUND -- MICHAEL J. SMITH AND ROBERT M. SMITH. Michael Smith joined the Adviser as a fixed-income manager in 1990 and became a Vice President of Morgan Stanley in 1992. He has had primary management responsibility for the Investment Fund since its inception. He was previously employed by Gartmore Investment Management, where he had day-to-day responsibility for the management of global and European fixed-income and money market funds. Prior to his three years at Gartmore, Mr. Smith spent four years with Legal & General Investment as an analyst and fund manager responsible for the fixed-income portion of several large segregated funds. Mr. Smith is a graduate of Exeter University, England. Robert Smith joined the Adviser as Vice President in June 1994 and has been primarily responsible for managing the Portfolio's assets since July 1994. Prior to joining the Adviser he spent eight years as Senior Portfolio Manager -- Fixed Income at the State of Florida Pension Fund. Mr. Smith's responsibilities included active total-rate-of-return management of long term portfolios and supervision of other fixed income managers. A graduate of Florida State University with a BS in Business. Mr. Smith also received an MBA -- finance from Florida State and holds a Chartered Financial Analyst (CFA) designation.

    ASIAN GROWTH FUND -- EAN WAH CHIN, JAMES CHENG, AND SEAH KIAT SENG. Ean Wah Chin is a Managing Director of Morgan Stanley and is responsible for the Adviser's regional Asia ex-Japan operations based in Singapore. She has had primary management responsibility for the Investment Fund since its inception. Prior to joining Morgan Stanley in 1986, Ms. Chin spent eight years with the Monetary Authority of Singapore and the Government of Singapore Investment Corporation, where she was a portfolio manager on one of the largest portfolios in Asia. Ms. Chin was an ASEAN scholar educated at the University of Singapore. James Cheng is a Principal of Morgan Stanley. Mr. Cheng joined the Adviser in 1988 as a portfolio manager for Asian markets and is a Vice President of the Adviser, currently responsible for investments in Hong Kong, China, Taiwan, and South Korea. He has had primary management responsibility for the Investment Fund since its inception. Prior to joining Morgan Stanley, he was affiliated with American Express and with Arthur Andersen, where he spent three years as an auditor/consultant. Mr. Cheng holds an M.B.A. from the University of Michigan, Ann Arbor. Seah Kiat Seng joined the Adviser's Singapore office in 1990 as a portfolio manager/analyst specializing in the Southeast Asian markets. He is currently a Vice President, responsible for investments in Thailand. He has had primary management responsibility for the Investment Fund since its inception. Previously, Kiat Seng worked at Barclays de Zoete Wedd (BZW), where he was a senior investment analyst who helped pioneer BZW's research effort in Singapore. Kiat Seng is a Chartered Financial Analyst and a qualified real estate valuer who has worked for the Singapore Ministry of Finance. He was a Colombo Plan Scholar educated in New Zealand.

    EMERGING MARKETS FUND -- MADHAV DHAR. Information about Madhav Dhar is included under the Global Equity Allocation Fund above. Mr. Dhar has had primary responsibility for managing the Investment Fund's assets since inception.

    LATIN AMERICAN FUND -- ROBERT L. MEYER. Robert Meyer joined the Adviser in 1989 and is now a Principal of Morgan Stanley. He is responsible for all of the Adviser's equity investments in Latin America and has had primary responsibility for managing the Investment Fund since its inception.

    EUROPEAN EQUITY FUND -- ROBERT SARGENT. Mr. Sargent is a Principal of Morgan Stanley. He joined Morgan Stanley International in May, 1986, and transferred to the Adviser in June, 1987. As the fund manager with primary responsibility for continental European stock selection and portfolio management, Mr. Sargent is closely involved with the Adviser's fundamental research effort and company visiting program. He is a graduate of York University, Toronto, Canada. Mr. Sargent has had primary responsibility for managing the Investment Fund's assets since inception.

    AMERICAN VALUE FUND -- MICHAEL A. CROWE AND CHRISTIAN K. STADLINGER. Mr. Crowe is a Managing Director of Morgan Stanley and head of its Chicago office. He also has overall responsibility for the Adviser's U.S. large capitalization value equity, U.S. small capitalization value equity and value balanced products. He has had primary management responsibility for the Investment Fund since its inception. Mr. Crowe's equity research responsibilities include energy, banking and financial diversified sectors. Mr. Stadlinger is a Vice President of the Adviser and manages the small-cap value equity product of the Adviser's Chicago affiliate. He is also a member of the Adviser's Chicago large cap value portfolio management team, specializing in quantitative and fundamental research. He has had primary management responsibility for the Investment Fund since its inception. Upon completion of his Ph.D., Mr. Stadlinger was the catalyst in the development of the small-cap value product, and he continues to research and develop structured valuation techniques in small cap investing. Mr. Stadlinger has a degree in Computer Science and Economics from the University of Vienna, Austria, and a Ph.D. in Economics from Northwestern University, where he also taught statistics and economics.

    WORLDWIDE HIGH INCOME FUND -- ROBERT ANGEVINE AND PAUL GHAFFARI. Robert Angevine is a Principal of the Adviser and the portfolio manager for high yield investments. He has had primary management responsibility for the Investment Fund since its inception. Prior to joining the Adviser in October 1988, he spent over eight years at Prudential Insurance, where he was responsible for the largest open-end high yield mutual fund in the country. Mr. Angevine also manages high yield assets for one of the largest corporate pension funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received an M.B.A. from Fairleigh Dickinson University and a B.A. in Economics from Lafayette College. He served two years as a Lieutenant in the U.S. Army. Paul Ghaffari is a Principal of Morgan Stanley and portfolio manager for the Morgan Stanley Emerging Markets Debt Fund, Inc. (a closed-end investment company listed on the NYSE). He has had primary management responsibility for the Investment Fund since its inception. Prior to joining the Adviser, he was a Vice President in the Fixed Income Division of the Emerging Markets Sales and Trading Department at Morgan Stanley. From 1983 to 1992, Mr. Ghaffari worked in the LDC Sales and Trading Department and the Mortgage-Backed Securities Department at J.P. Morgan & Co., Inc. and worked in the Treasury Department at the Morgan Guaranty Trust Co. He holds a B.A. in International Relations from Pomona College and a M.S. in Foreign Service from Georgetown University.

    GROWTH AND INCOME FUND -- KURT A. FEUERMAN AND MARGARET KINSLEY JOHNSON. Kurt Feuerman is a Managing Director of the Adviser and has had primary management responsibility for the Investment Fund since its inception. Prior to joining the Adviser in July 1993, he spent over three years in Morgan Stanley's Research Department where he was responsible for restaurant, gaming and emerging growth stocks. Before joining Morgan Stanley, Mr. Feuerman was a Managing Director at Drexel Burnham Lambert, where he had been an equity analyst since 1984. From 1982 to 1984, Mr. Feuerman was at the Bank of New York, following the auto and auto parts industries. Mr. Feuerman earned a B.A. degree from McGill University, an M.A. from Syracuse University, and an M.B.A. from Columbia University. Margaret Johnson is a Principal of the Adviser and has had primary management responsibility for the Investment Fund since its inception. She joined Morgan Stanley in 1984 as a marketing analyst. She became an equity analyst in 1986 and a portfolio manager in 1989. Prior to joining Morgan Stanley, Ms. Johnson worked for the New York City PBS affiliate, WNET, Channel
13. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to a separate Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Adviser through its agents will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Investment Fund.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the United States Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration

Agreement, U.S. Trust delegated its responsibilities to Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase known as Chase Global Funds Services Company ("CGFSC") and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information on the Administration Agreement and the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    ADMINISTRATORS FOR THE LATIN AMERICAN FUND. The Investment Fund is required under Brazilian law to have a local administrator in Brazil. Unibanco-Uniao (the "Brazilian Administrator"), a Brazilian corporation, acts as the Investment Fund's Brazilian administrator pursuant to an agreement with the Investment Fund (the "Brazilian Administration Agreement"). Under the Brazilian Administration Agreement, the Brazilian Administrator performs various services for the Investment Fund, including effecting the registration of the Investment Fund's foreign capital with the Central Bank of Brazil, effecting all foreign exchange transactions related to the Investment Fund's investments in Brazil and obtaining all approvals required for the Investment Fund to make remittances of income and capital gains and for the repatriation of the Fund's investments pursuant to Brazilian law. For its services, the Brazilian Administrator is paid an annual fee equal to .125% of the Investment Fund's average weekly net assets invested in Brazil, paid monthly. The principal office of the Brazilian Administrator is located at Avenida Eusebio Matoso, 891, Sao Paulo, S.P., Brazil. The Brazilian Administration Agreement is terminable upon six months' notice by either party; the Brazilian Administrator may be replaced only by an entity authorized to act as a joint manager of a managed portfolio of bonds and securities under Brazilian law.

    The Investment Fund is required under Colombian law to have a local administrator in Colombia. CitiTrust S.A. (the "Colombian Administrator"), a Colombian Trust Company, acts as the Investment Fund's Colombian administrator pursuant to an agreement with the Investment Fund (the "Colombian Agreement"). Under the Colombian Agreement, the Colombian Administrator performs various services for the Investment Fund, including effecting the registration of the Investment Fund's foreign capital with the Central Bank of Colombia, effecting all foreign exchange transactions related to the Investment Fund's investments in Colombia and obtaining all approvals required for the Investment Fund to make remittances of income and capital gains and for the repatriation of the Fund's investments pursuant to Colombian law. For its services, the Colombian Administrator is paid an annual fee of $1000 plus .20% per transaction. The principal office of the Colombian Administrator is located at Sociedad Fiduciaria International S.A., 8-89, Piso 2, Santa Fe de Bogota, Colombia. The Colombian Agreement is terminable upon 30 days' notice by either party; the Colombian Administrator may be replaced only by an entity authorized to act as a joint manager of a managed portfolio of bonds and securities under Colombian law.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and review the actions of the Fund's Adviser, administrators and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any specific number of shares of the Fund.

    The Fund currently offers only the classes of shares offered by this Prospectus. The Fund may in the future offer one or more classes of shares for each Investment Fund that may have different CDSCs or initial sales charges or other distribution charges or a combination thereof than the classes currently offered.

    The Board of Directors of the Fund has approved and adopted the Distribution Agreement for the Fund and a Plan for each class of the Investment Funds pursuant to Rule 12b-1 under the 1940 Act. Under each Plan, the Distributor is entitled to receive from these Investment Funds a distribution fee, which is accrued daily and paid quarterly, of 0.25% for the Class A shares of each Investment Fund, and 0.75% of the Class B shares and Class C shares of each Investment Fund, on an annualized basis of the average daily net assets of such Investment Fund or classes. The Distributor expects to reallocate most of its fee to investment dealers, banks or financial services firms that provide distribution, administrative or shareholder services ("Participating Dealer"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares. Class B shares and Class C shares are also subject to a service fee at an annual rate of 0.25% on an annualized basis of the average daily net assets of such class of shares of an Investment Fund.

    In addition to the distribution and shareholder servicing fees described above, Morgan Stanley also receives a sales charge of up to 4.75% of the sales price of Class A shares of each Investment Fund. Morgan Stanley may reallow up to the full applicable sales charge, as shown in the table in "Purchase of Shares" below, to certain Participating Dealers during periods and for transactions specified in "Purchase of Shares" and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, certain Participating Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933, as amended. Morgan Stanley may receive a CDSC of up to 1.00% of the sales price of the Class A shares and Class C shares of the Investment Funds, as described below under "Purchase of Shares." Morgan Stanley may also receive a CDSC of up to 5.00% of the sales price of shares of the Class B shares of the Investment Funds, as described below under "Purchase of Shares." In addition to the sales charges described above, Morgan Stanley may from time to time and from its own resources pay or allow additional discounts or promotional incentives, in the form of cash or other compensation, to Participating Dealers. In some instances, such discounts or other incentives may be offered only to certain Participating Dealers that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by Morgan Stanley. In some instances, these incentives may be offered only to certain Participating Dealers that have sold or may sell significant amounts of shares. In addition, Morgan Stanley pays ongoing trail commissions to Participating
Dealers. At the option of the Participating Dealer, such bonuses or other incentives may take the form of payment for travel expenses, including lodging incurred in connection with trips taken by persons associated with the Participating Dealer and members of their families to places within or outside of the United States. The Distributor or Participating Dealers and their investment representatives may receive different levels of compensation depending on which class of shares they sell.

    The Plans obligate the Investment Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Investment Funds to reimburse Morgan Stanley for the actual expenses Morgan Stanley may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if Morgan Stanley's actual expenses exceed the fee payable to it thereunder at any given time, the Investment Funds will not be obligated to pay more than that fee. If Morgan Stanley's actual expenses are less than the fee it receives, Morgan Stanley will retain the full amount of the fee.

    Each Plan of Distribution for a class of Fund shares, under the terms of Rule 12b-1, will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("12b-1 Directors"). Each Plan may be terminated at any time by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of an Investment Fund. The fee set forth above will be paid by the Investment Fund or class thereof to Morgan Stanley unless and until a Plan is terminated or not renewed. The Fund intends to operate each Plan in accordance with its terms and the NASD Rules concerning sales charges.

    PAYMENTS TO FINANCIAL INSTITUTIONS. The Adviser or its affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Portfolios of the Fund pursuant to the advice of such financial institutions. These payments will be made directly by the Adviser or its affiliates from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by CGFSC. The Adviser may elect to enter into a contract to pay the financial institutions for such services.

    EXPENSES. The Investment Funds are responsible for payment of certain other fees and expenses (including professional fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Investment Funds and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Investment Funds. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Shares of the Investment Funds are marketed through Participating Dealers and the Fund may allocate brokerage or principal business on the basis of sales of shares of the Investment Funds which may be made through such firms. The Adviser may place portfolio orders with qualified broker-dealers who recommend the Investment Funds or who act as agents in the purchase of shares of the Investment Funds for their clients.

    In purchasing and selling securities for each of the Investment Funds, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Investment Funds, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by each of the Investment Funds may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of an Investment Fund and one or more of such other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Investment Fund and other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Fund's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although the primary objective of each of the Investment Funds is not to invest for short-term trading, each of the Investment Funds will seek to take advantage of trading opportunities as they arise to the extent they are consistent with the Investment Fund's objectives. Accordingly, investment securities may be sold from time to time without regard to the length of time they have been held. Each of the Investment Funds, except the Growth and Income Fund, anticipate that the Investment Fund's annual portfolio turnover rate will not exceed 100% under normal circumstances and the Emerging Markets and Latin American Fund anticipate that the Investment Fund's annual portfolio turnover rate will not exceed 50% under normal circumstances. Market conditions could result in portfolio activity at a greater or lesser rate than anticipated. It is expected that the annual turnover rate of the Growth and Income Fund may exceed 100%, which will accordingly result in higher brokerage commissions. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the Investment Fund. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Investment Fund.

                               PURCHASE OF SHARES

    Shares of the Investment Funds may be purchased through Participating Dealers or directly from the Fund. Class A shares of the Investment Funds may be purchased at the net asset value per share plus the applicable sales charge, if any, next determined after receipt of the purchase order by the Fund. Class B shares and Class C shares of the Investment Funds may be purchased at the net asset value per share next determined after receipt of the purchase order by the Fund. Participating Dealers are responsible for forwarding orders they receive to the Fund by the applicable times described below on the same day as their receipt of the orders to permit purchase of shares as described above and the failure to do so will result in the investors being unable to obtain that day's net asset value. See "Valuation of Shares."

    The Class A, Class B and Class C alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the combination of sales charge, distribution fee and CDSC on Class A shares is more favorable than the combination of distribution/service fees and CDSC on Class B shares or Class C shares. In some cases, investors planning to purchase $100,000 or more of Fund shares may pay lower aggregate charges and expenses by purchasing Class A shares. (See "Fee Table.")

OFFERING PRICE OF CLASS A SHARES

    Class A shares of the Investment Funds may be purchased at the net asset value per share plus a sales charge (the "Offering Price") which is a percentage of the Offering Price that decreases as the amount of the purchase increases as shown below:

                         SALES CHARGE AS     SALES CHARGE AS     DEALER RETENTION
    CLASS A SHARES        PERCENTAGE OF     PERCENTAGE OF NET    AS PERCENTAGE OF
  AMOUNT OF PURCHASE     OFFERING PRICE      AMOUNT INVESTED     OFFERING PRICE**
----------------------  -----------------  -------------------  -------------------
Less than $100,000              4.75%               4.99%                4.25%
$100,000 - $249,999             3.50%               3.63%                3.00%
$250,000 - $499,999             2.50%               2.56%                2.00%
$500,000 - $999,999             2.00%               2.04%                1.50%
$1,000,000 and over              None*               None***++

--------------
 * Purchases of $1 million or more may be subject to a redemption fee. (See below.) Morgan Stanley may make payments to Participating Dealers in amounts up to 1.00% of the Offering Price.

** The Distributor may, in its discretion, permit Participating Dealers to retain the full amount of the sales charge in connection with certain sales.

 + The amount of purchase includes net asset value of the purchase plus the sales charge.

++ Commission is payable by Morgan Stanley as discussed below.

    Morgan Stanley may in its discretion compensate Participating Dealers n connection with the sale of Class A shares of the Investment Funds in an aggregate amount of $1 million or more up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $3 million, .50% on the next $2 million and .25% on amounts over $5 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, Morgan Stanley will consider the cumulative amount invested by the purchaser in Class A shares of the Investment Funds.

    REDUCTION OR WAIVER OF SALES CHARGES. A shareholder who purchases additional Class A shares of an Investment Fund may obtain reduced sales charges through a right of accumulation of current purchases of Class A shares of an Investment Fund with concurrent purchases of Class A shares of the other Investment Fund and with existing Class A share investments in all Investment Funds. The applicable sales charge will be determined based on the total of (a) the shareholder's current purchases of Class A shares of Investment Funds plus (b) an amount equal to the greater of the then current net asset value, or the total purchase price of the investor's prior purchases of all Class A shares of Investment Funds held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide Morgan Stanley at the time of purchase, either directly or through a Participating Dealer or shareholder servicing agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

    For purposes of reduced sales charges based on amount of purchase, the term "purchase" refers to purchases made at one time by any "purchaser," which includes an individual; a group composed of an individual and his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code of 1986, as amended (the "Code"); a pension, profit-sharing or other employee benefit plan, whether or not qualified under Section 401 of the Code; or other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge on purchases of the Class A shares, all orders from an organized group will have to be placed through a single Participating Dealer and identified as originating from a qualifying purchaser.

    An investor may also obtain reduced sales charges shown above on purchases of the Class A shares by executing a written letter of intent which states the investor's intention to invest not less than $100,000 within a 13-month period in Class A shares of the Investment Funds ("Letter"). Each purchase of Class A shares of an Investment Fund under a Letter will be made at the Offering Price applicable at the time of such purchase to single purchases of the full amount indicated on the Letter. (See Terms and Conditions included in the form of Letter in the New Account Application attached to this Prospectus.) An investor who wishes to enter into a Letter in connection with an investment in Class A shares of an Investment Fund should use the form in the New Account Application attached to this Prospectus. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed Class A shares will be redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. A shareholder may include the value of all Class A shares of the Investment Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the terms of the Letter, but no price adjustment will be made on such shares.

    Class A shares of the Investment Funds may be purchased at net asset value without a sales charge by employee benefit plans, retirement plans and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Morgan Stanley will not compensate Participating Dealers at the time of purchase for sales made to such plans and trusts.

    As disclosed above, no sales charge will be payable at the time of purchase of Class A shares on investments of $1 million or more. However, a CDSC will be imposed on such investments in the event of a redemption of such Class A shares of the Investment Fund within 12 months following the purchase, at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed, followed by other shares held for the longest period of time. The Fund may also sell Class A shares of the Investment Funds at net asset value (without a sales charge) to Directors of the Fund, directors and employees of Morgan Stanley, Participating Dealers, their respective affiliates and their immediate families and employees of agents of the Fund. In addition, Class A shares may be sold without a sales charge when purchased (i) through bank trust departments; (ii) for investors whose account is managed by certain investment advisers registered under the Investment Advisers Act of 1940, as amended; (iii) for investors through certain broker/dealers and other financial services firms that have entered into certain agreements with the Fund which may include a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker/dealer or other firm;
(iv) with redemption proceeds from other investment companies on which the investor had paid a front-end or contingent deferred sales charge; or (v) through a broker that maintains an omnibus account with the Fund and such purchases are made by the following: (1) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services,
(2) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent, or (3) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Investors who purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm, or investment adviser may be charged an additional service or transaction fee by that institution.

PURCHASE OF CLASS B SHARES

    Class B shares of the Investment Funds may be purchased at net asset value without an initial sales charge. However, a CDSC will be imposed on certain Class B shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B shares redeemed or the total cost of such shares. Accordingly, the CDSC will not be applied to dollar amounts representing an increase in the net asset values above the initial purchase price of the shares being redeemed. In addition, no charge is assessed on redemptions of Class B shares derived from reinvestment of dividends or capital gains distributions.

    In determining whether the CDSC is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B shares in the shareholder's account that represent reinvested dividends and/or distributions, and/or of Class B shares held longer than six years after purchase, and next of Class B shares held the longest during the initial six-year period after purchase. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of purchase of Class B shares until the redemption of such shares (the "holding period"). The following table sets forth the rates of the CDSC.

CONTINGENT DEFERRED SALES CHARGE

                                                                              SALES CHARGE AS
                                                                               PERCENTAGE OF
                                                                                    THE
                                                                               DOLLAR AMOUNT
YEAR SINCE PURCHASE                                                              SUBJECT TO
PAYMENT WAS MADE                                                                   CHARGE
----------------------------------------------------------------------------  ----------------
First.......................................................................        5.0%
Second......................................................................        4.0%
Third.......................................................................        3.0%
Fourth......................................................................        3.0%
Fifth.......................................................................        2.0%
Sixth.......................................................................        1.0%
Thereafter..................................................................       None*

--------------
* As described more fully below, Class B shares automatically convert to Class A shares after the seventh year following purchase.

    Proceeds from the CDSC are paid to Morgan Stanley and are used by Morgan Stanley to defray the expenses of Morgan Stanley related to providing distribution-related services to the Fund in connection with the sale of the Class B shares. Morgan Stanley will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 4.00% of the purchase price of such shares at the time of purchase and expects to reallocate a portion of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Fund -- Distributor" above. The combination of the CDSC and the distribution services fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

    WAIVER OF CDSC.  The CDSC will be waived on the redemption of Class B shares
(i) following the death or initial determination of disability (as defined in the Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2; or (iii) to the extent that shares redeemed have been withdrawn from a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Plan is established, provided however that all dividends and distributions are reinvested in Class B Shares. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Fund's Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. The shareholder is responsible for providing sufficient documentation to the Transfer Agent to verify the existence of such circumstances. For information on the imposition and waiver of the CDSC, contact the Transfer Agent at 1-800-282-4404.

    AUTOMATIC CONVERSION TO CLASS A SHARES. After the seventh year following purchase, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. Under current tax law, the conversion is not a taxable event to the shareholder.

    Class B shares may also be purchased through an Automatic Investment Plan as described below.

PURCHASE OF CLASS C SHARES

    Class C shares of the Investment Funds may be purchased at the net asset value per share and such shares are subject to a CDSC at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares for shares that are redeemed within one year of purchase. Morgan Stanley will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 1.00% of the purchase price of such shares at the time of purchase and expects to reallocate most of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Fund -- Distributor" above. In determining whether a CDSC is payable, and, if so, the amount of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed, followed by other shares held for the longest period of time.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

    No initial sales charge or CDSC will be payable on the shares of any Investment Fund or class thereof purchased through the automatic reinvestment of dividends and distributions on shares of the Investment Funds.

REINVESTMENT PRIVILEGE OF EACH CLASS

    A shareholder who has redeemed Class A shares of an Investment Fund may reinvest up to the full amount redeemed (less any CDSC, if applicable) at net asset value at the time of the reinvestment in Class A shares of an Investment Fund without payment of a sales charge. A shareholder who has redeemed Class B shares of an Investment Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class A shares at net asset value with no initial sales charge. A shareholder who has redeemed Class C Shares of an Investment Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class C shares at net asset value and not be subject to a CDSC. Purchases through the reinvestment privilege are subject to the minimum applicable investment requirements. The reinvestment privilege as to any specific Class A, Class B or Class C shares must be effected within 180 days of the redemption. The Transfer Agent must receive from the shareholder or the shareholder's Participating Dealer both a written request for reinvestment and a check or wire which does not exceed the redemption proceeds. The written request must state that the reinvestment is made pursuant to this reinvestment privilege. If a loss is realized on the redemption of Class A shares, the reinvestment may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

RETIREMENT PLANS

    Qualified retirement plans, IRAs, banks, bank trust departments and registered investment advisory companies, acting in a fiduciary or advisory capacity for individual, institutional or trust accounts, may purchase Class A shares of one or more of the Investment Funds at net asset value (without a sales charge) provided that the initial order for such purchases is in an amount of $1 million or more or is part of a series of orders covered by a Letter to invest $1 million or more in Class A shares of the Investment Funds. Certain employee benefit plans, retirement plans and deferred compensation plans and trusts used to fund such plans may purchase Class A shares of the Investment Funds at net asset value without imposition of a sales charge. See "Offering Price of Class A Shares."

    Morgan Stanley provides retirement plan services and documents and can establish investor accounts in IRAs trusteed by Chase. This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents. Brochures describing such plans and materials for establishing them are available from Morgan Stanley upon request. The brochures for plans trusteed by Chase describe the current fees payable to Chase for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

INITIAL PURCHASES DIRECTLY FROM THE FUND

1) BY CHECK. An account may be opened by completing and signing a New Account Application and mailing it, together with a check ($1,000 minimum for each Investment Fund, except for IRAs, for which the initial minimum is $250) made payable to "Morgan Stanley Fund, Inc. -- [Investment Fund name]," to:

    Morgan Stanley Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798

  Payment will be accepted only by check payable in U.S. Dollars, unless prior approval for payment by other currencies is given by the Fund. The Investment Fund(s) and the class(es) to be purchased should be designated on the New Account Application. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Investment Fund next determined on the day of receipt.

2) BY FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account ($1,000 minimum for each Investment Fund, except for IRAs, for which the initial minimum is $250). To help ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

  A. Telephone the Fund (toll free: 1-800-282-4404) and provide your name, address, telephone number, Social Security or Tax Identification Number, the Investment Fund(s) and the class(es) selected, the amount being wired, and by which bank. The Fund will then provide you with a bank wire control number. (Investors with existing accounts must also notify the Fund prior to wiring funds.)

  B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the Investment Fund(s) selected and the bank wire control number assigned to you):

          Chase Manhattan Bank, N.A.
         One Chase Manhattan Plaza
         New York, NY 10081-1000
         ABA# 021000021
         DDA# 910-2-732907
         Attn: Morgan Stanley Fund, Inc.
         Ref: (Fund name, your account number, your account name)

      Please call the Fund at 1-800-282-4404 prior to wiring funds.

  C. Complete and sign the New Account Application and mail it to the address shown thereon.

      Purchase orders for shares of the Investment Funds which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

      Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. The timing of effectiveness of purchase of shares and receipt of dividends is subject to the same timing considerations as described above with respect to purchase by Federal Funds wire and depends on when payment in Federal Funds is received. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $100, except for IRAs, for which the minimum additional investment is $50, and automatic reinvestment of dividends and capital gains distributions, for which there is no minimum and no sales charge) by purchasing shares through your Participating Dealer, by mailing a check to the Fund (payable to "Morgan Stanley Fund, Inc. -- [Investment Fund name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account number or wire control number be specified in the letter or wire to better assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free 1-800-282-4404) prior to the wire.

AUTOMATIC INVESTMENT PLAN

    After establishing an account with the Fund, investors may purchase shares of the Fund through an Automatic Investment Plan, under which an amount specified by the shareholder equal to at least the applicable minimum for an investment amount on a monthly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Investors who are participants in the Fund's Systematic Withdrawal Plan should not at the same time participate in the Automatic Investment Plan. Investors interested in the Automatic Investment Plan or seeking further information should contact a Participating Dealer or fund representative. Shares to be held in broker street name may not be purchased through the Automatic Investment Plan.

OTHER PURCHASE INFORMATION

    The purchase price for the Class A shares of the Investment Funds is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the order is received by the Fund and for the Class B shares and Class C shares of the Investment Funds is based on the net asset value per share next determined after the order is received by the Fund. Participating Dealers are responsible for forwarding orders they receive to the Fund by the applicable times described below on the same day as their receipt of the orders to permit purchase of shares as described above and the failure to do so will result in the investors being unable to obtain that day's net asset value. See "Valuation of Shares." An order received prior to the regular close of the NYSE, which is currently 4:00 p.m. (Eastern Time), will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. An order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. If you purchase shares of an Investment Fund directly, you must make payment by check or Federal Funds to effect your purchase of the shares and obtain the price for the shares as described above. Purchasing shares of an Investment Fund is different from placing a trade for securities at a given price and having a certain number of days in which to make settlement or payment for the securities.

    In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing shares of the Investment Funds will normally not be issued. Such certificates will be made available to investors, however, upon written request to the Fund. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until the Fund's depository bank has made fully available for withdrawal the check amount used to purchase Fund shares, which generally will be within 15 days. As a condition of this offering, if a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund and/or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund and/or its agents for any loss. In addition, you may be prohibited or restricted from making future purchases in the Fund.

    Investors who purchase Class A shares of an Investment Fund directly rather than through a Participating Dealer will pay the public offering price including the sales charge, and the sales charge will be payable, as described under "Purchase of Shares -- Offering Price" above, to Morgan Stanley unless a Participating Dealer is designated on the account application. Investors may also invest in the Investment Funds by purchasing shares through Participating Dealers.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until the Fund's depository bank has made fully available for withdrawal the check amount used to purchase Fund shares, which generally will be within 15 days. The Fund will redeem shares of each of the Investment Funds at its next determined net asset value. A CDSC of 1.00% will be imposed on certain Class A shares of the Investment Funds that were purchased without payment of the initial sales charge due to the size of the purchase and are redeemed within one year of purchase. A maximum CDSC of 5.00% which decreases in steps to 0% after six years, will be imposed on certain Class B shares of the Investment Funds that are redeemed within six years of purchase. A CDSC of 1.00% will be imposed on certain Class C shares of the Investment Funds that are redeemed within one year of purchase. See "Purchase of Shares." The CDSC will be imposed on the lesser of the current market value or the total cost of the shares being redeemed. In determining whether either of such CDSCs is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Investment Funds is determined at the regular close of trading of the NYSE

(currently 4:00 p.m. Eastern Time). Shares of an Investment Fund may be redeemed by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Investment Fund at the time of purchase and of redemption, among other factors.

    The CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from IRA or other retirement plans or following the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder of the Fund.

    Redemption of shares held in broker street name may not be accomplished by mail or telephone as described below. Shares held in broker street name may be redeemed only by contacting your Participating Dealer.

BY MAIL

    The Investment Funds will redeem their shares at the net asset value next determined after your request is received, if your request is received in "good order" by the Transfer Agent. If applicable, a CDSC will be deducted. Your request should be addressed to Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Fund, Inc. c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)   Any  required   signature  guarantees   (see  "Further  Redemption
    Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with their Participating Dealers or with a Fund representative.

BY TELEPHONE

    Unless you have elected on the New Account Application or on a separate form supplied by the Transfer Agent not to utilize the telephone redemption and exchange privileges, you or your Participating Dealer can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier, and it will be implemented at the net asset value next determined after it is received minus the CDSC, if any. The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or the Transfer Agent may be responsible for losses, liabilities, costs or expenses for acting upon telephone transactions if procedures are not followed to confirm that such transactions are genuine.

    For shares that are held in broker street name, you cannot request redemption by telephone or by mail; such shares may be redeemed only by contacting your Participating Dealer. The Fund may impose a fee of $8.00 on a wire redemption of shares of the Fund that will be deducted from the redemption proceeds.

    To change the name of the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

SYSTEMATIC WITHDRAWAL PLAN

    A shareholder of $5,000 or more of the Fund's shares at the Offering Price (net asset value plus the sales charge, if any) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment on approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value on the reinvestment date. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may result in a gain or loss for tax purposes and may reduce or even exhaust the shareholder's Fund account. To protect shareholders and the Funds, if the Systematic Withdrawal Plan is not established when an account is opened, a signature guarantee is required to establish a Systematic Withdrawal Plan subsequently if withdrawal payments are directed to an address other than the address of record, or if a change of address request has been submitted in the last 30 days. See "Redemption of Shares" in the Statement of Additional Information.

    The purchase of Class A shares of an Investment Fund while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. The purchase of certain Class B shares or Class C shares of an Investment Fund while participating in the Systematic Withdrawal Plan may be disadvantageous because the new shares will be subject to up to a 5.00% CDSC for up to six years after purchase, or a 1.00% CDSC for the first year after purchase, respectively. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 in an Investment Fund if the investor is at the same time making systematic withdrawals. The right is reserved to amend the Systematic Withdrawal Plan on thirty days' notice. The plan may be terminated at any time by the investor or the Fund.

    The CDSC on Class B shares is waived for withdrawals under the Systematic Withdrawal Plan of a maximum of 1% per month, 3% per quarter, 6% semiannually or 12% annually, of a shareholder's investment in, and any dividends or distributions on, Class B shares of a Fund at the time the Systematic Withdrawal Plan commences, provided that the shareholder elects to have all dividends and distributions on the shareholder's Class B shares automatically reinvested in additional Class B shares. Under this CDSC waiver policy, amounts withdrawn each month will be paid by redeeming first Class B shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If no Class B shares not subject to the CDSC are available, or not enough such shares are available, Class B shares having a CDSC will be redeemed next, beginning with such shares held for the longest period of time (having the lowest CDSC payable upon redemption) and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Under this policy, the least amount of CDSC will be waived by withdrawals under the Systematic Withdrawal Plan.

    See "Purchase of Shares" for a description of the circumstances under which a CDSC on Class A shares, Class B shares and Class C shares, respectively, may be assessed on redemptions of such shares made through the Systematic Withdrawal Plan as described above.

FURTHER REDEMPTION INFORMATION

    The Fund will pay for shares redeemed through broker-dealers using electronic purchase and redemption systems within seven days after receipt of a redemption request through such system. In other situations, the Fund normally will make payment for all shares redeemed under this procedure within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. Payment for redeemed shares will be sent to the shareholder within seven days after receipt of the request in proper form, except that the Fund may delay the mailing of the redemption check, or a portion thereof, until the Fund's depository bank has made fully available for withdrawal the check amount used to purchase Fund shares, which generally will be within 15 days. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the SEC.

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Investment Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities held by the Investment Funds in lieu of cash in conformity with applicable rules of the SEC. Shareholders may incur brokerage charges upon the sale of portfolio securities so received in payment of redemptions.

    Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account invested in an Investment Fund having a value of less than $1,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If at any time your total investment does not equal or exceed the stated minimum value, you may be notified of this fact and you will be allowed at least 60 days to make an additional investment before the redemption is processed.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Transfer Agent for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

    You may exchange shares that you own in an Investment Fund for shares of the same class of another Investment Fund. Shares of the Investment Funds may be exchanged by mail or telephone, except that no shares may be exchanged by telephone if you have elected on the New Account Application or on a separate form supplied by the Transfer Agent not to accept the telephone redemption and exchange privilege. Before you make an exchange, you should read the Prospectus of the new Investment Fund in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to Investment Funds that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60 days' notice to shareholders.

    No CDSC, if one is otherwise applicable, will be assessed at the time of the exchange if the shareholder exchanges from one class of an Investment Fund into the same class of another Investment Fund. For purposes of determining whether a shareholder's redemption will be subject to a CDSC, the shareholder's holding period of shares acquired through an exchange will be related back to the time the shareholder initially purchased the Fund shares that were exchanged so long as the shares are held in the same class of the Investment Funds. As an example, Class A share purchases of $1,000,000 or more, purchased at net asset value, will not be assessed the 1.00% CDSC if exchanged into Class A shares of another Investment Fund during the first year after purchase. Class B shares of an Investment Fund will not be assessed the Class B CDSC if exchanged into Class B shares of another Investment Fund during the first six years after purchase. Class C shares of an Investment Fund will not be subject to a CDSC for the first year if exchanged into Class C shares of another Investment Fund. If the initial shares of an Investment Fund purchased by the investor were not subject to any sales load or CDSC on such shares, then no sales load or CDSC for shares of the same class will be imposed on any subsequent exchanges involving such shares. No initial sales charge will be assessed, however, and any applicable CDSC will not be imposed when shares of an Investment Fund are exchanged for shares of an Investment Fund where the purchase of shares of the Investment Fund through the exchange is of any of the types that benefit from a waiver of such initial sales charge or CDSC.

    CLASS A SHARES. As described above and as permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of Investment Funds may tender their Class A shares of any Investment Fund for exchange into the number of Class A shares of another Investment Fund (including fractions thereof) which have a value equal to the total redemption proceeds of shares tendered divided by the net asset value per share next determined after such order is received. Class A shares purchased pursuant to such exchange will not be assessed the initial sales charges described above or any other charge at purchase.

    CLASS B SHARES. As described above and as permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of Investment Funds may tender their Class B shares of any Investment Fund for exchange into the number of Class B shares of another Investment Fund (including fractions thereof) which have a value equal to the total redemption proceeds of shares tendered divided by the net asset value per share next determined after such order is received. Class B shares redeemed pursuant to such exchange will not be assessed the CDSC described above or any other charge at purchase.

    CLASS C SHARES. As described above and as permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of Investment Funds may tender their Class C shares of any Investment Fund for exchange into the number of Class C shares of another Investment Fund (including fractions thereof) which have a value equal to the total redemption proceeds of shares tendered divided by the net asset value per share next determined after such order is received. Class C shares redeemed pursuant to such exchange will not be assessed the CDSC described above or any other charge at purchase.

    Morgan Stanley will tender the shares offered for exchange for redemption by the Fund and will use the proceeds to purchase shares of the designated Investment Fund on the shareholder's behalf. Under normal circumstances, Morgan Stanley will use the proceeds from shares redeemed on any day to purchase shares on the same Business Day.

    Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

    Exchange of Fund shares held in broker street name may not be accomplished by mail or telephone as described below. Shares held in broker street name may be exchanged only by contacting your Participating Dealer.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name and account number of your current Investment Fund, the name of the Investment Fund and class of such Fund, if applicable, from which and into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to the Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name and your account number of the Investment Fund, the name of the Investment Fund and class of such Fund, if applicable, from which and into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the applicable Investment Funds at such time. Requests received after 4:00 p.m. (Eastern Time) are processed the next Business Day based on the net asset value determined at the close of business on such day. For shares that are held in broker street name, you cannot request exchange by telephone or by mail; such shares may be exchanged only by contacting your Participating Dealer. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to the Transfer Agent, P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in "good order" before any transfer can be made. Shares held in broker street name may be transferred only by contacting your Participating Dealer.

                              VALUATION OF SHARES

    The net asset value per share of each Investment Fund is determined by dividing the total fair market value of the Investment Fund's investments and other assets, less all liabilities, by the total number of outstanding shares of the Investment Fund. Net asset value is calculated separately for each class of the Investment Funds. Net asset value per share of the Investment Funds is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Securities listed on a United States securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined either based on the average bid and asked prices quoted on such valuation date by two reputable brokers or as provided by a reliable pricing service.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted bid price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    For the purpose of calculating each Investment Fund's net asset value per share, certain securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Investment Fund would receive if it sold the instrument.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the bid price and asked price of such currencies against the U.S. Dollar as quoted by a major bank.

    Although the legal rights of Class A, Class B and Class C shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The respective net asset values of Class B shares and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class B and Class C shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return of the Investment Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in an Investment Fund would have earned over a specified period of time (such as one, three, five or ten years) assuming that all distributions and dividends by an Investment Fund were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable upon redemption by shareholders subject to tax. The Fund may also include comparative performance information in advertising or marketing an Investment Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and Morgan Stanley Capital International.

    From time to time the Global Fixed Income, American Value, Worldwide High Income and Growth and Income Funds may advertise "yield." Yield figures are based on historical performance and are not intended to indicate future performance. The "yield" of such Investment Funds refers to the income generated by an investment in the Investment Funds over a 30-day period (which period will be stated in the advertisement). The 30-day yield is further described under "Performance Information" in the Statement of Additional Information. The Fund may also use comparative performance information from time to time in marketing Fund shares, including data from Lipper Analytical Services, Inc. and/or Donoghue's Money Fund Report.

    The respective performance figures for Class B shares and Class C shares of each Fund will generally be lower than those for Class A shares of such Fund because of the larger distribution fee charged to Class B shares and Class C shares.

                          DIVIDENDS AND DISTRIBUTIONS

    Shareholders will automatically be credited with all dividends and distributions in additional shares at net asset value, without payment of any initial sales charge for Class A shares of any of the Investment Funds, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the New Account Application, a shareholder may elect to receive dividends and/or distributions in cash. Shares received through reinvestment of dividends and/or distributions will not be subject to any CDSC upon their redemption.

    Each of the Global Equity Allocation, Asian Growth, Emerging Markets, Latin American and European Equity Funds expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, after reduction for any available tax loss carryforward, may also be distributed annually.

    Each of the Global Fixed Income and Worldwide High Income Funds expects to distribute net investment income monthly and will distribute any net realized gains at least annually.

    Each of the American Value Fund and Growth and Income Funds expects to distribute substantially all of its net investment income in the form of quarterly dividends. Net realized gains, if any, will be distributed annually. Confirmations of the purchase of shares of each Investment Fund through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next quarterly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Any undistributed net investment income and undistributed realized gains increase an Investment Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" or "ex-
distribution" date, the net asset value per share excludes the dividend or distribution (i.e., is reduced by the per share amount of the dividend or distribution). Dividends and distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

    Because of the higher distribution fee, potentially higher shareholder servicing fee, and any other expenses that may be attributable to the Class B shares and Class C shares of the Investment Funds, the net income attributable to and the dividends payable on Class B shares and Class C shares of an Investment Fund will be lower than the net income attributable to and the dividends payable on Class A shares of the Investment Funds. As a result, the net asset value per share of the classes of an Investment Fund will differ at times. Expenses of a Fund allocated to a particular class of shares of an Investment Fund will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

TAX STATUS OF THE INVESTMENT FUND

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. See also the tax sections in the Statement of Additional Information.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of an Investment Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Investment Fund is generally treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), generally will be applied to each Investment Fund separately, rather than to the Fund as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Investment Fund.

    Each Investment Fund intends to qualify for the special tax treatment afforded "regulated investment companies" ("RICs") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to its shareholders.

TAX STATUS OF DISTRIBUTIONS

    Each Investment Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain), to its shareholders. Dividends paid by an Investment Fund from its net investment income will be taxable to the shareholders of such Investment Fund as ordinary income, whether received in cash or in additional shares, if the shareholder is subject to tax. Such dividends paid by an Investment Fund generally will not qualify for the dividends-received deduction to corporations.

    Distributions of net capital gains (i.e., net long-term capital gains in excess of net short-term capital losses and any available capital loss carryforward) are taxable to shareholders subject to tax as long-term capital gains, regardless of how long the shareholder has held the Investment Fund's shares. Capital gains distributions are not eligible for the corporate dividends-received deduction. Each Investment Fund will make annual reports to shareholders of the Federal income tax status of all distributions.

    Shareholders may also be subject to state and local taxes on distributions from the Fund. Shareholders are advised to consult their own tax advisers with respect to tax consequences to them of an investment in the Fund.

    Dividends declared in October, November and December by an Investment Fund payable as of a record date in such month and paid at any time during January of the following year are treated as having been paid by an Investment Fund and received by the shareholders on December 31 of the year declared.

    A sale, exchange or redemption of shares held as a capital asset will be capital gain or loss and such gain or loss will be a taxable event to the shareholder.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS AND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN AN INVESTMENT FUND.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on August 14, 1992. The Amended Articles of Incorporation currently permit the Fund to issue 13.375 billion shares of common stock, par value $.001 per share. Pursuant to the Fund's By-Laws, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The current Class C shares of the Investment Funds were named Class B shares until May 1, 1995 when such shares were renamed Class C shares and thereafter new Class B shares were created.

    The shares of the Investment Funds, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Investment Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act. A Director may be removed by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. Any person or organization owning 25% or more of the outstanding shares of an Investment Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Investment Fund. As of October 16, 1995, The Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, New York 10020, was presumed to "control" the Class A and Class C shares of the Global Fixed Income Fund; Raymond James & Associates, Inc., FAO Fredmar Inc., P.O. Box 7669, Warwick, Rhode Island 02887-7669, was presumed to "control" the Class B shares of the Global Fixed Income Fund; Smith Barney Inc., 388 Greenwich Street, New York, New York 10013, was presumed to "control" the Class B shares of the Global Fixed Income Fund; Gerald Schmitz & Gerald Newcomb, Petroleum Mktrs Equip PSP, 2010 Exchange, Oklahoma City, Oklahoma 73108-2698, was presumed to "control" the Class B shares of the Global Fixed Income Fund; Principal Financial, Cust FBO Jon F. Hrabe, P.O. Box 508, Dallas, Texas 75221, was presumed to "control" the Class B shares of the Latin American Fund; The Morgan Stanley Group, Inc., 1221 Avenue of the Americas,

New York, New York 10020, was presumed to "control" the Class C shares of the American Value Fund and; The Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, New York 10020, was presumed to "control" the Class C shares of the Worldwide High Income Fund based solely on its ownership of 25% or more of the outstanding voting shares of such funds.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semiannual reports; the financial statements appearing in annual reports are audited by independent accountants.

    In addition, the Fund or the Transfer Agent, will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid. In addition, when a transaction occurs in a shareholder's account, the Fund or the Transfer Agent will send the shareholder a confirmation statement showing the same information.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust, as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("Morgan Stanley Trust"), acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets. Morgan Stanley Trust may also hold certain domestic assets for the Fund. Morgan Stanley Trust is an affiliate of the Adviser and the Distributor. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for the Fund and audits its annual financial statements.

                 (This page has been left blank intentionally.)

                                   APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

    AAA -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact over any long period of time may be small.

    CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS:

    AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C -- The rating C is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MORGAN STANLEY FUND, INC.
          P.O. BOX 2798, BOSTON, MA 02208-2798 (800-282-4404)        NEW ACCOUNT
APPLICATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
    / /  Individual    / /  Joint Tenants    / /  Trust    / /  Gift/Transfer to
Minor                       / /  Other____________________

NOTE: Joint tenant registration will be as "joint tenants with right of survivorship" and not as "tenants in common" unless specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For an Individual Retirement Account ("IRA") a different application is required. Please call Chase Global Funds Services Company ("CGFSC") at 800-282-4404 or your investment dealer to obtain the IRA application.

--------------------------------------------------------------    --------------------------------------------------------------
Name(s) (PLEASE PRINT)                                            Social Security Number(s) or Taxpayer Identification Number(s)
                                                                  ("TIN(s)")

--------------------------------------------------------------    --------------------------------------------------------------
Name                                                              Telephone Number

--------------------------------------------------------------
Address

--------------------------------------------------------------    / /  U.S. Citizen         / /  Other (specify citizenship)
                                                                  --------------------
City/State/Zip

--------------------------------------------------------------------------------
CONSOLIDATED MAILINGS: If you or your family members own multiple accounts in the Morgan Stanley Fund, Inc., you can prevent duplicate mailings to your address by completing this section.

ACCOUNT NUMBER(S)                                                 NAME(S) IN WHICH ACCOUNT IS REGISTERED

-------------------------------------------------                 --------------------------------------------------------------

-------------------------------------------------                 --------------------------------------------------------------

-------------------------------------------------                 --------------------------------------------------------------

--------------------------------------------------------------------------------
                                 FUND SELECTION
--------------------------------------------------------------------------------

The minimum initial and subsequent investment is $1,000 and $100, respectively, except for IRAs, for which the minimum amounts are $250 and $50, respectively. Attach a check payable to MORGAN STANLEY FUND, INC.--Investment Fund name.

Morgan Stanley Global Equity                   Class A (2600)   $           Class B (2625)   $           Class C (2650)   $
 Allocation Fund                                                ----------                   ----------                   ----------
Morgan Stanley Global Fixed                    Class A (2601)   $           Class B (2626)   $           Class C (2651)   $
 Income Fund                                                    ----------                   ----------                   ----------
Morgan Stanley Asian Growth                    Class A (2602)   $           Class B (2627)   $           Class C (2652)   $
 Fund                                                           ----------                   ----------                   ----------
Morgan Stanley Emerging                        Class A (2605)   $           Class B (2630)   $           Class C (2655)   $
 Markets Fund                                                   ----------                   ----------                   ----------
Morgan Stanley Latin American                  Class A (2609)   $           Class B (2633)   $           Class C (2659)   $
 Fund                                                           ----------                   ----------                   ----------
Morgan Stanley American Value                  Class A (2603)   $           Class B (2628)   $           Class C (2653)   $
 Fund                                                           ----------                   ----------                   ----------
Morgan Stanley Worldwide High                  Class A (2604)   $           Class B (2629)   $           Class C (2654)   $
 Income Fund                                                    ----------                   ----------                   ----------
                                                                          Total
                                                                          Initial
-----------NOTE: IF INVESTING BY WIRE, YOU      A.  By Mail: Enclosed is  Investment: $
MUST OBTAIN A BANK WIRE CONTROL NUMBER. TO DO   a check in the amount of
SO, PLEASE CALL 800-282-4404.                   $ payable to Morgan
                                                Stanley Fund, Inc.
                                                B.  By Wire: A bank wire
                                                in the amount of $has
                                                been sent to Morgan
                                                Stanley Fund, Inc.
                                                Bankfrom         Name of      Wire
                                                Control
                                                Number

MUST OBTAIN A BANK WIRE CONTROL NUMBER. TO DO
SO, PLEASE CALL 800-282-4404.

CAPITAL   GAIN  AND  DIVIDEND  DISTRIBUTIONS:  All  capital  gain  and  dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:

All Dividends are to be                 / /  reinvested                / /  paid in cash
All Capital Gains are to be             / /  reinvested                / /  paid in cash

--------------------------------------------------------------------------------
                               ACCOUNT PRIVILEGES
--------------------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                 AUTHORITY  TO TRANSMIT  REDEMPTION PROCEEDS  TO PRE-DESIGNATED
You will automatically have telephone exchange and  redemption    ACCOUNT.
privileges for yourself and your investment dealer and appoint    I/We  hereby authorize CGFSC to act upon instructions received
CGFSC to act as your  agent to act upon instructions  received    by telephone to withdraw $1,000 or more from my/our account in
by  telephone in  order to  effect such  privileges unless you    Morgan Stanley Fund, Inc. and wire the amount withdrawn to the
mark one or more of the boxes below:                              following commercial bank account. I/ We understand that CGFSC charges an $8.00 fee for  each wire redemption, which will  be deducted from the proceeds of the redemption.
                No, I/we do not want:                             Title on Bank Account
                                                                  ----------------------------------------------------

                    / /  telephone exchange                       Name of Bank
privileges                                                        -------------------------------------------------------
            / /  telephone redemption privileges
                                                                  Bank  A.B.A.  Number  -----------------        Account  Number
                                                                  -----------------
      for myself/ourselves or my/our investment dealer.
                                                                  City/State/Zip
                                                                  ------------------------------------------------------------
I/We further acknowledge that  it is my/our responsibility  to read the Prospectus of any Fund into which I/we exchange.
Morgan Stanley Fund, Inc. will mail redemption proceeds to the
name  and address in  which my/our fund  account is registered                      ATTACH A VOIDED CHECK HERE
unless I check the following box and complete the  information at right.  / /
A  corporation or partnership must also submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names and titles of officers authorized to act on its behalf.
The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by  telephone are  genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened  and prior to  effecting each transaction requested  by telephone. In  addition, all telephone  transaction requests  will be recorded and investors  may be required to provide  additional telecopying written instructions of transaction requests. Neither the Fund nor the Transfer  Agent will be responsible for any  loss, liability, cost or expenses for  following instructions received by telephone that it reasonably believes to be genuine.

--------------------------------------------------------------------------------
                       RIGHTS OF ACCUMULATION (OPTIONAL)
--------------------------------------------------------------------------------

Fund shareholders together with members of their families, may be entitled to reduced sales charges with respect to their purchases of Class A shares of Funds of Morgan Stanley Fund, Inc. sold with an initial sales load ("Investment Funds"). You may also receive a reduced sales charge by completing the Letter of Intent as set forth below as provided in the Prospectus of the Morgan Stanley Fund, Inc. (the "Prospectus"). See the Prospectus for details.

To qualify, you must complete this section, listing all of your accounts including those in your spouse's name, joint accounts and accounts held for your minor children. If you need more space, please attach a separate sheet.

I/We qualify for the Rights of Accumulation initial sales charge discount described in the Prospectus and Statement of Additional Information of Morgan Stanley Fund, Inc.
/ / I/We own Class A shares of more than one Investment Fund of Morgan Stanley Fund, Inc.
/ / The registration of some of my/our Class A shares differs from that shown on this application. Listed below are the account number(s) and full registration(s) in each case.

LIST OF OTHER ACCOUNTS

ACCOUNT NUMBER(S)                                   NAME(S) IN WHICH ACCOUNT IS REGISTERED

-------------------------------------------------   --------------------------------------------------------------------------------

-------------------------------------------------   --------------------------------------------------------------------------------

-------------------------------------------------   --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          LETTER OF INTENT (OPTIONAL)
--------------------------------------------------------------------------------

I/we agree to the Letter of Intent Conditions on the last page of this application.
I/we intend to invest, within a 13-month period beginning on the date hereof (initial purchase date) in Class A shares of the Investment Fund purchased hereunder and the other Investment Fund, an aggregate amount which, together with the value of Class A shares of any of the Investment Funds then owned by me/us, will equal or exceed the amount indicated below:

      / /  $100,000     / /  $250,000     / /  $500,000     / /  $1,000,000
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)   / /  Yes   / /  No     Not Available for
IRAs
--------------------------------------------------------------------------------

Available to shareholders with account balances of $5,000 or more.
I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Morgan Stanley Fund, Inc. Account on the designated dates in order to make the following periodic payments:

     / /  Monthly     / /  Quarterly     / /  Semiannually     / /  Annually

(This request for participation in the Systematic Withdrawal Plan must be received by the 18th day of the month in which you wish withdrawals to begin. Redemptions of shares to make the payments elected above will occur on the 25th day of the month prior to payment, or if such day is not a business day, then the next preceding business day.)

Withdrawal ($100 minimum) from:

                                                                                                          Amount of
Fund Name                                                                                                 Each Check         Or

---------------------------------------------------   Class  :   ----------   Code  :    ----------   $ ----------------

---------------------------------------------------   Class  :   ----------   Code  :    ----------   $ ----------------

---------------------------------------------------   Class  :   ----------   Code  :    ----------   $ ----------------

                                                                 Recipient
Please make check payable to:                                    ---------------------------------------------------------
 (to be completed only if redemption proceeds to be              Street Address ---------------------------------------------------
 paid to other than account holder of record or                  City, State, Zip Code
 mailed to address other than address of record)
                                                                 ---------------------------------------------

*With the systematic withdrawal plan, a maximum of 12% per year may be withdrawn from Class B accounts without being subject to a CDSC.

Fund Name                                                 %*
---------------------------------------------------   --------%
---------------------------------------------------   --------%
---------------------------------------------------   --------%
Please make check payable to:
 (to be completed only if redemption proceeds to be
 paid to other than account holder of record or
 mailed to address other than address of record)
*With the systematic withdrawal plan, a maximum of 1
 subject to a CDSC.

--------------------------------------------------------------------------------
                      AUTOMATIC INVESTMENT PLAN (OPTIONAL)
--------------------------------------------------------------------------------

I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Funds indicated below at the applicable public offering price determined on that day.

         / /  Monthly on the 5th day        / /  Monthly on the 20th day

Amount of each debit (minimum $100) to be invested as follows:

Fund Name

----------------------------------------  Class  :   ----------   Code  :    ----------   $ -------------------------------
----------------------------------------  Class  :   ----------   Code  :    ----------   $ -------------------------------
----------------------------------------  Class  :   ----------   Code  :    ----------   $ -------------------------------

NOTE:   A completed  Bank Authorization Form  (see below) and  a voided personal check MUST accompany this Automatic Investment Plan application.

 -------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN--BANK AUTHORIZATION
--------------------------------------------------------------------------------

-----------------------------------------   -----------------------------------------   -----------------------------------------
Bank Name                                   Bank Address                                Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by Chase Global Funds Services Company, acting as my/our agent for the purchase of Shares of Morgan Stanley Fund, Inc. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

---------------------------------------------------------------   ---------------------------------------------------------------
Account Holder's Name                                             Joint Account Holder's Name

X -----------------------------------------      -------------    X -----------------------------------------      -------------
                       Signature                       Date       Signature                       Date

--------------------------------------------------------------------------------
                           AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law:

/ / I/We certify that (1) the number(s) shown above on this form is/are the correct SSN(s) or TIN(s) and (2) I/we are not subject to any backup withholding either because I/we have not been notified by the Internal Revenue Service ("IRS") that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF CLAUSE (2) IS NOT TRUE, STRIKE OUT THAT PART BEFORE SIGNING).

/ / If no TIN(s) or SSN(s) has/have been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide either number to CGFSC within 60 days of the date of this application or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-282-4404.

I/We represent that I am/we are of legal age and capacity to purchase shares of the Morgan Stanley Fund, Inc. I/We understand that unless otherwise indicated in this application, my/our investment dealer and I/we will automatically receive telephone exchange and redemption privileges and that Morgan Stanley Fund, Inc. and CGFSC and their directors, officers and employees will not be liable for any loss, liability, cost or expense incurred for acting upon instructions believed to be authentic and in accordance with the procedures set forth in the Prospectus. I/We have received, read and carefully reviewed a copy of the Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not backed or guaranteed by any bank or insured by the FDIC.

X ---------------------------------------------------------------------------------  Date ---------------------
 Owner Signature
X ---------------------------------------------------------------------------------  Date ---------------------
 Owner Signature

Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.)

NOTE: THE FOLLOWING SECTION SHOULD BE COMPLETED ONLY IF YOU ARE INVESTING IN THE
      MORGAN STANLEY FUND, INC. THROUGH A PARTICIPATING DEALER (AN INVESTMENT DEALER).

FOR USE BY AUTHORIZED AGENT (PARTICIPATING DEALER) ONLY

We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Morgan Stanley & Co. Incorporated and with the Prospectus and Statement of Additional Information of the Fund. We agree to notify CGFSC of any purchases made under the Letter of Intent or Rights of Accumulation.

-------------------------------------------------------   -------------------------------------------------------
Investment Dealer's Name                                  Representative's Name

-------------------------------------------------------   -------------------------------------------------------
Branch Number                                             Representative's Telephone Number

-------------------------------------------------------
Branch Address

-------------------------------------------------------
City/State/Zip Code

-------------------------------------------------------   -------------------------------------------------------
Branch Telephone Number                                   Investment Dealer's Authorized Signature

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                      PAGE
                                                      -----
Fund Expenses....................................           2
Financial Highlights.............................           8
Prospectus Summary...............................          16
Investment Objectives and Policies...............          19
Additional Investment Information................          40
Investment Limitations...........................          52
Management of the Fund...........................          54
Portfolio Transactions...........................          60
Purchase of Shares...............................          61
Redemption of Shares.............................          69
Shareholder Services.............................          72
Valuation of Shares..............................          74
Performance Information..........................          75
Dividends and Distributions......................          76
Taxes............................................          77
General Information..............................          78
Appendix A.......................................         A-1
New Account Application

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND
                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND
                                 MORGAN STANLEY
                               ASIAN GROWTH FUND
                                 MORGAN STANLEY
                             EMERGING MARKETS FUND
                                 MORGAN STANLEY
                              LATIN AMERICAN FUND
                                 MORGAN STANLEY
                              EUROPEAN EQUITY FUND
                                 MORGAN STANLEY
                              AMERICAN VALUE FUND
                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND
                                 MORGAN STANLEY
                             GROWTH AND INCOME FUND

                               PORTFOLIOS OF THE

                                 MORGAN STANLEY
                                   FUND, INC.

                                  COMMON STOCK
                               ($.001 PAR VALUE)

                                 --------------
                                   PROSPECTUS
                                 --------------

                               INVESTMENT ADVISER

                                 MORGAN STANLEY
                             ASSET MANAGEMENT INC.

                                  DISTRIBUTOR

                              MORGAN STANLEY & CO.

                                  INCORPORATED

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

The Statement of Additional Information for the Morgan Stanley Aggressive Equity Fund, included as part of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 33-51294) filed with the Securities and Exchange Commission on October 4, 1995, is hereby incorporated by reference as if set forth in full herein.

                            MORGAN STANLEY FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

     Morgan Stanley Fund, Inc. (the "Fund") is an open-end management investment company. The Fund currently consists of ten diversified and non-diversified investment portfolios designed to offer a range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This Statement of Additional Information ("SAI") addresses information of the Fund applicable to the Class A shares, Class B shares and Class C shares of the nine investment portfolios listed below (each, an "Investment Fund").

     This Statement is not a prospectus but should be read in conjunction with the Fund's prospectus (the "Prospectus"). To obtain the Prospectus, please call the Morgan Stanley Fund, Inc. Services Group:

                                 1-800-282-4404

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . . 2
Federal Income Tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Federal Tax Treatment of Forward Currency Contracts and Exchange
  Rate Changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Taxes and Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . .12
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Determining Maturities of Certain Instruments. . . . . . . . . . . . . . . . .16
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .16
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . .27
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .28
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .43
Description of Securities and Ratings. . . . . . . . . . . . . . . . . . . . .44
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . .48


Statement of Additional Information dated October 31, 1995, relating to the Prospectus dated October 31, 1995 for:

     Morgan Stanley Global Equity Allocation Fund
     Morgan Stanley Global Fixed Income Fund
     Morgan Stanley Asian Growth Fund
     Morgan Stanley Emerging Markets Fund
     Morgan Stanley Latin American Fund
     Morgan Stanley European Equity Fund
     Morgan Stanley American Value Fund
     Morgan Stanley Worldwide High Income Fund
     Morgan Stanley Growth and Income Fund

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objectives and policies set forth in the Fund's Prospectus with respect to nine Investment Funds of the
Fund: the Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund and Morgan Stanley Growth and Income Fund (referred to herein respectively as the "Global Equity Allocation Fund," "Global Fixed Income Fund," "Asian Growth Fund," "Emerging Markets Fund," "Latin American Fund," "European Equity Fund," "American Value Fund," "Worldwide High Income Fund" and "Growth and Income Fund" ).

EQUITY-LINKED SECURITIES

     The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Investment Fund may invest in the securities described below or other similar equity-linked securities.

     There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities. Preferred Equity Redemption Cumulative Stock ("PERCS") as described in "Additional Investment Information" in the Prospectus will convert into common stock within three years no matter at what price the common stock trades. If the common stock is trading at a price that is at or below the cap, the Investment Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Investment Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Investment Fund equals the cap. Accordingly, the Investment Fund is subject to the risk that if the price of the common stock is below the cap price at the maturity of the PERCS, the Investment Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Investment Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Investment Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

     The principal amount that Equity-Linked Securities ("ELKS") holders receive at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the cap, the Investment Fund receives for each ELKS share an amount equal to the average price of the common stock. If the common stock is trading at a price that is above the cap, the Investment Fund receives the cap amount. Accordingly, the Investment Fund is subject to the risk that if the price of the common stock is below the cap price at the maturity of the ELKS, the Investment Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Investment Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

     The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-marked yield at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, the Investment Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchased price of the LYONs plus accrued original issue discount, the Investment Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock does. LYONs also present risks based on payment expectations. If a LYONs issuer redeems the LYONs, the Investment Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The U.S. dollar value of the assets of the Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Latin American, European Equity, and to the extent they invest in foreign currencies, the American Value, Growth and Income and Worldwide High Income Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Investment Funds may incur costs in connection with conversions between various currencies. The Investment Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Investment Funds may enter into forward contracts in several circumstances. When an Investment Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when an Investment Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Investment Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Investment Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when any of these Investment Funds anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Investment Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. An Investment Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Investment Fund to deliver an amount of foreign currency in excess of the value of such Investment Fund securities or other assets denominated in that currency.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Investment Fund will thereby be served. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Fund's Custodian will place cash, U.S. Government securities, or liquid, high-grade debt securities into a segregated account of an Investment Fund in an amount equal to the value of such Investment Fund's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Investment Fund's commitments with respect to such contracts.

     The Investment Funds generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, an Investment Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for an Investment Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Investment Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If an Investment Fund retains the portfolio security and engages in an offsetting transaction, such Investment Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between an Investment Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Investment Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Investment Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Investment Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS

     The Emerging Markets, Latin American, American Value, Growth and Income and Worldwide High Income Funds may enter into securities index futures contracts and options on securities index futures contracts to a limited extent and the Latin American Fund may utilize appropriate interest rate futures contracts and options on interest rate futures contracts to a limited extent. In addition, the American Value, Emerging Markets, Latin American and Worldwide High Income Funds may enter into foreign currency futures contracts and options thereon. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     The American Value, Emerging Markets, Latin American and Worldwide High Income Funds may purchase and sell indexed financial futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of index futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant securities market. No assurance can be given that the Adviser's judgment in this respect will be correct.

     The American Value, Emerging Markets, Latin American and Worldwide High Income Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. If the Adviser believes that a portion of the Investment Fund assets should be invested in emerging country securities but such investments have not been fully made and the Adviser anticipates a significant market advance, the Investment Fund may purchase index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Investment Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of debt securities.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Investment Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Investment Funds intend to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Investment Funds require that all futures transactions constitute bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed 5% of the liquidation value of the Investment Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Investment Funds will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Investment Funds expect that approximately 75% of their respective futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Investment Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Investment Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Investment Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The American Value, Emerging Markets, Latin American, Growth and Income and Worldwide High Income Funds will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Investment Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under futures contracts and options would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, an Investment Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if an Investment Fund has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Investment Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Investment Fund's ability to effectively hedge.

     Each Investment Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Investment Funds engage in futures strategies only for hedging purposes, the Adviser does not believe that the Investment Funds are subject to the risks of loss frequently associated with futures transactions. The Investment Fund would presumably have sustained comparable losses if, instead of the futures contract, the Investment Fund had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by the Investment Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that an Investment Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by an Investment Fund of margin deposits in the event of bankruptcy of a broker with whom the Investment Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

GLOBAL INVESTING

     Global investment diversification can lower the risk that occurs from fluctuations in any one market. Global stock and bond markets often do not parallel the performance of each other which means that, over time, diversifying investments across several countries can help reduce portfolio volatility while increasing returns.

     U.S. stock and bond markets now comprise less than half of the total securities available worldwide and investors who limit their investments to the U.S. ignore over 80% of the world's blue chip companies. Participating in global markets helps the astute investor take advantage of opportunities worldwide. Over the past 10 years, through 1994, the U.S. ranked in the top five performing stock markets only two times according to Morgan Stanley Capital International.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     The Worldwide High Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Investment Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Investment Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Investment Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of the Participation being subject to the credit risk of the Lender with respect to the Participation, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. The Investment Fund will acquire a Participation only if the Lender interpositioned between the Investment Fund and the borrower is determined by the Adviser to be creditworthy.

     When the Investment Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Investment Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Investment Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Investment Fund's ability to dispose of particular Assignments or Participation when necessary to meet the Investment Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participation also may make it more difficult for the Investment Fund to assign a value to these securities for purposes of valuing the Investment Fund's portfolio and calculating its net asset value.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

     The investment objective of the Global Equity Allocation Fund is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in common stocks of United States and non-United States issuers. The Adviser determines country allocations for the Investment Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Investment Fund will invest in the United States and industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index (the "World Index"). The World Index is one of seven International Indices, twenty National Indices and thirty-eight International Industry Indices making up the Morgan Stanley Capital International Indices.

     The World Index is based on the share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OPTIONS ON FOREIGN CURRENCIES

     The Emerging Markets, Latin American, European Equity, Growth and Income and Worldwide High Income Funds may attempt to accomplish objectives similar to those described above with respect to forward foreign currency exchange contracts and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives the Investment Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Investment Fund the right to purchase a currency at the exercise price until the expiration of the option.

OPTIONS TRANSACTIONS

     The Emerging Markets, Latin American, European Equity, Growth and Income and Worldwide High Income Funds may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Investment Fund at the stated exercise price. A "covered" call option means that so long as the Investment Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or
(ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option. As a matter of operating policy, the value of the underlying securities on which options will be written at any one time will not exceed 5% of the total assets of the Investment Fund.

     The Investment Fund will receive a premium from writing call options, which increases the Investment Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Investment Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Investment Fund's obligation as writer of the option continues. Thus, in some periods the Investment Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

PORTFOLIO TURNOVER

     It is anticipated that the annual portfolio turnover rate for each of the Investment Funds, except the Growth and Income Fund will not exceed 100%, although in any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by each of the Investment Funds. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains, See "Taxes" in the Prospectus for more information on taxation. The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Investment Fund for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Investment Fund's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when the Investment Fund deems it appropriate to purchase or sell securities for the portfolio. However, the U.S. federal tax requirement that the Investment Fund derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Investment Fund's ability to dispose of its securities.
See "Federal Income

Tax." The tables set forth in the Prospectus under "Financial Highlights" present each of the Investment Funds historical portfolio turnover ratios.

SECURITIES LENDING

     Each Investment Fund may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, an Investment Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Investment Fund. Each Investment Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Investment Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, including accrued interest, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Investment Fund at any time, and (d) the Investment Fund receive reasonable interest on the loan (which may include the Investment Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Morgan Stanley Asset Management Inc. (the "Adviser" or "MSAM") to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Directors.

     At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

                               FEDERAL INCOME TAX

     The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

     Each Investment Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Investment Fund separately, rather than to the Fund as a whole. Each Investment Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under subchapter M of the Code.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Legislation and administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     In order to qualify for the special tax treatment afforded to RICS under Subchapter M of the Code, each Investment Fund must, among other things,
(a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, gains from options, futures and forward contracts (the "90% Gross Income Test"); (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of (i) stocks or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if not directly related to the Investment Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "Short-Short Gain Test"), and
(c) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Investment Fund's total assets is represented by cash, United States Government securities, securities of other RICs, and other securities and cash items, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Investment Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities or the securities of other RICs). For purposes of the 90% gross income requirement described above, foreign currency gains may be excluded by regulation from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, an Investment Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and net short-term capital gains less operating expenses) to shareholders. If an Investment Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If an Investment Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gain distributions) will be taxable as ordinary dividends to the extent of the Investment Fund's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends received deductions.

     Each Investment Fund will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Investment Fund will pay federal income tax thereon, and, if the Investment Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Investment Fund as a credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale or exchange of shares of an Investment Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     Each Investment Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Investment Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Investment Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

FOREIGN INCOME TAX

     It is expected that each Investment Fund will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and the Investment Fund may be subject to foreign income or other taxes with respect to other income. So long as more than 50% in value of each Investment Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Investment Fund may elect to treat certain foreign income taxes imposed on it under U.S. federal income tax law as paid directly by its shareholders. An Investment Fund will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If an Investment Fund makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Investment Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction for their shares of the foreign income taxes in computing their federal income tax liability. (No deductions will be allowed in computing alternative minimum tax liability.)

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to foreign source taxable income. For this purpose, the portion of dividends and distributions paid by an Investment Fund from its foreign source income will be treated as foreign source income. An Investment Fund's gains from the sale of securities will generally be treated as derived from U.S. sources and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from an Investment Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations as individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by an Investment Fund.

     The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                        FEDERAL TAX TREATMENT OF FORWARD
                  CURRENCY CONTRACTS AND EXCHANGE RATE CHANGES

     Except for certain hedging transactions, each Investment Fund is required for federal income tax purposes to recognize as gain or loss for each taxable year its net unrealized gains and losses on certain forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by an Investment Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     Any net gain realized from the closing out of futures contracts will generally be qualifying income for purposes of the 90% Gross Income test. In order to satisfy the Short-Short Gain test, however, the Investment Fund will have to avoid realizing gains on futures contracts and certain forward contracts held less than three months and may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains of such contracts that have been open for less than three months as of the end of the Investment Fund's taxable year and which are treated as recognized for tax purposes at the end of the taxable year will not be considered gains on securities held less than three months for purposes of the Short-Short Gain test.

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Investment Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Investment Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of an Investment Fund's net investment income, if any, available to be distributed to its shareholders as ordinary income.

                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of ordinary income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from United States federal income tax on gains realized on the sale of shares of the Fund, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

     If the income from the Fund is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of net investment income and net long-term capital gains, and any gains realized upon the sale of shares of the Fund, will be subject to U.S. federal income tax at the rates applicable to United States citizens and residents or domestic corporations.

     The Fund may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                               PURCHASE OF SHARES

     For Class A shares of the Investment Funds, the purchase price of shares is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the purchase order is received. Class B shares and Class C shares of the Investment Funds may be purchased at the net asset value per share next determined after the purchase order is received. For all classes of such Investment Funds an order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. The purchase price of shares of the Investment Funds is based on such price as further described in the Prospectus under "Purchase of Shares." Class A shares of the Investment Funds purchased without an initial sales charge that are redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC"), certain Class B shares of the Investment Funds that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% and certain Class C shares of the Investment Funds that are redeemed within one year of purchase are subject to a 1.00% CDSC, as described in the Prospectus under "Purchase of Shares." The initial sales charge and CDSC are not applicable to shares of any class of any Investment Fund purchased through the automatic reinvestment of dividends or distributions paid by any Investment Fund. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Each Investment Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and
(iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of an Investment Fund's shares.

                              REDEMPTION OF SHARES

     Each Investment Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for an Investment Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

     Any redemption may be more or less than the shareholder's cost depending on, among other factors, the market value of the securities held by the Investment Fund. Class A shares of the Investment Funds purchased without an initial sales charge due to the size of the purchase that are redeemed within one year of purchase are subject to a 1.00% CDSC, certain Class B shares of the Investment Funds that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% that decreases to 0% after six years, and certain Class C shares of the Investment Funds that are redeemed within one year of purchase are subject to a 1.00% CDSC as described in the Prospectus under "Purchase of Shares." Such initial sales charge and CDSC are not applicable to shares of any class of any Investment Fund purchased through the automatic reinvestment of dividends or distributions paid by any Investment Fund.

     To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

     Eligible signature guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, provided that the institution is a member of the Securities Transfer Agents Medallion Program or another recognized signature guarantee program. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

     Redemption of shares held in broker street name may not be accomplished by mail or telephone as described above. Shares held in broker street name may be redeemed only by contacting the investment dealer, bank or financial services firm ("Participating Dealer") that handles your account.

                             INVESTMENT LIMITATIONS

     Each current Investment Fund of the Fund has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Investment Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Investment Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Investment Fund. Each current Investment Fund of the Fund will not:

     (1) invest in commodities, except that each of the Emerging Markets Fund, Latin American Fund, European Equity Fund, American Value Fund, Growth and Income and Worldwide High Income Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (11) below) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

     (4) purchase on margin or sell short except as specified above in (1) and except that the Emerging Markets Fund, Latin American Fund, European Equity Fund and Worldwide High Income Fund may enter into short sales in accordance with its investment objectives and policies;

     (5) with respect to all of the Investment Funds except the Global Fixed Income Fund, Emerging Markets Fund and Latin American Fund, purchase more than 10% of any class of the outstanding securities of any issuer;

     (6) with respect to all the Investment Funds except the Global Fixed Income Fund, Emerging Markets Fund and Latin American Fund, purchase securities of an issuer (except obligations of the U.S. Government and its instrumentalities) if as the result, with respect to 75% of its total assets, more than 5% of the Investment Fund's total assets, at market, would be invested in the securities of such issuer;

     (7) purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (8) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Investment Fund's total assets valued at the lower of market or cost and an Investment Fund may not purchase additional securities when borrowings exceed 5% of total assets except that the Worldwide High Income Fund, Latin American Fund and Growth and Income Fund may enter into reverse repurchase agreements in accordance with their investment objectives and policies and each of the Latin American Fund and Worldwide High Income Fund may borrow amounts up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing;

     (9) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that each of the Latin American and Worldwide High Income Funds may pledge, mortgage or hypothecate its assets to secure borrowings in amounts up to 33 1/3% of its assets (including the amount borrowed);

     (10) underwrite the securities of other issuers;

     (11) invest more than an aggregate of 15% of the total assets of the Investment Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days; provided, however, that no Investment Fund shall invest more than 10% of its total assets in securities subject to legal or contractual restrictions on resale;

     (12) invest for the purpose of exercising control over management of any company;

     (13) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (14) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (15) with respect to all the Investment Funds, except the Latin American Fund, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Investment Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (16) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; or

     (17) issue senior securities.

     Each of the Global Fixed Income, Emerging Markets and Latin American Funds will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Investment Fund's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Investment Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities);

     In addition, the Fund has adopted the following limitations which are not fundamental policies and may be changed without shareholder approval:

     (1) no Investment Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its respective total assets except that the Emerging Markets, Latin American, European Equity, Growth and Income and Worldwide High Income Funds may purchase puts and calls on foreign currencies and may write covered call options in accordance with its investment objective and policies;

     (2) no Investment Fund may purchase warrants if, by reason of such purchase, more than 5% of the value of the Investment Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Investment Fund's net assets may be warrants that are not listed on a recognized stock exchange; and

     (3)  no Investment Fund will invest in oil, gas or other mineral leases;
and

     (4) the Emerging Markets Fund may invest up to 25% of its total assets in privately placed securities, provided that it may not invest more than 15% of its total assets in illiquid securities, including securities for which there is no readily available market, and provided further that it will not invest more than 10% of its total assets in securities which are restricted from sale to the public without registration under the Securities Act of 1933, except securities that are not registered under the Securities Act of 1933 but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act.

     The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Investment Funds of the Fund may adopt different limitations.

                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

     The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Three Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. The Directors are also Directors of other open-end funds advised by Morgan Stanley Asset Management Inc. (collectively with the Fund, the "Open-End Fund Complex"). Officers of the Fund are also Officers of some or all of the other investment companies managed, administered, advised or distributed by Morgan Stanley Asset Management Inc. or its affiliates. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years is set forth below:

                                                   Principal Occupation During
Name, Address and Age        Position with Fund           Past Five Years
---------------------        -----------------     ---------------------------

Barton M. Biggs*             Chairman and          Chairman and Director of
1221 Avenue of the           Director              Morgan Stanley Asset
Americas                                           Management Inc. and Morgan
New York, NY 10020                                 Stanley Asset Management
(62)                                               Limited; Managing Director
                                                   of Morgan Stanley & Co.
                                                   Incorporated; Director of
                                                   Morgan Stanley Group Inc.;
                                                   Member of International
                                                   Advisory Counsel of the
                                                   Thailand Fund; Chairman and
                                                   Director of The Brazilian
                                                   Investment Fund, Inc., The
                                                   Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund,
                                                   Inc., Morgan Stanley Asia-
                                                   Pacific Fund, Inc., Morgan
                                                   Stanley Emerging Markets
                                                   Debt Fund, Inc., Morgan
                                                   Stanley Emerging Markets
                                                   Fund, Inc., Morgan Stanley
                                                   Fund Inc., Morgan Stanley
                                                   Global Opportunity Bond
                                                   Fund, Inc., Morgan Stanley
                                                   High Yield Fund, Inc.,
                                                   Morgan Stanley India
                                                   Investment Fund, Inc.,
                                                   Morgan Stanley
                                                   Institutional Fund, Inc.,
                                                   The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

Warren J. Olsen*             Director and          Principal of Morgan Stanley
1221 Avenue of the           President             & Co. Incorporated;
Americas                                           Principal of Morgan Stanley
New York, NY 10020                                 Asset Management Inc.;
(38)                                               President and Director of
                                                   The Brazilian Investment
                                                   Fund, Inc., The Latin
                                                   American Discovery Fund,
                                                   Inc., The Malaysia Fund,
                                                   Inc., Morgan Stanley Africa
                                                   Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley
                                                   Emerging Markets Fund,
                                                   Inc., Morgan Stanley Fund,
                                                   Inc., Morgan Stanley Global
                                                   Opportunity Bond Fund,
                                                   Inc., Morgan Stanley High
                                                   Yield Fund, Inc., Morgan
                                                   Stanley India Investment
                                                   Fund, Inc., Morgan Stanley
                                                   Institutional Fund, Inc.,
                                                   The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc., and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

John D. Barrett, II          Director              Chairman and Director of
521 Fifth Avenue                                   Barrett Associates, Inc.
New York, NY 10135                                 (investment counseling);
(60)                                               Director of the Ashforth
                                                   Company (real estate);
                                                   Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

Gerard E. Jones              Director              Partner in Richards & O'Neil
43 Arch Street                                     LLP (law firm); Director of
Greenwich, CT 06830                                the Morgan Stanley Fund,
(58)                                               Inc., Morgan Stanley
                                                   Institutional Fund, Inc. and
                                                   PCS Cash Fund, Inc.

Andrew McNally IV            Director              Chairman and Chief Executive
8255 North Central                                 Officer of Rand McNally
Park Avenue                                        (publication); Director of
Skokie, IL 60076                                   Allendale Insurance Co.,
(55)                                               Mercury Finance (consumer
                                                   finance); Zenith Electronics,
                                                   Hubbell, Inc. (industrial
                                                   electronics); Director of the
                                                   Morgan Stanley Fund, Inc.,
                                                   Morgan Stanley Institutional
                                                   Fund, Inc. and PCS Cash Fund,
                                                   Inc.; Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

Samuel T. Reeves             Director              Chairman of the Board and
8211 North Fresno Street                           CEO, Pinacle L.L.C.
Fresno, CA 93720                                   (investment firm); Director,
(61)                                               Pacific Gas and Electric and
                                                   PG&E Enterprises (utilities);
                                                   Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

Fergus Reid                  Director              Chairman and Chief Executive
85 Charles Colman Blvd.                            Officer of LumeLite
Pawling, NY 12564                                  Corporation (injection
(63)                                               molding firm); Trustee and
                                                   Director of Vista Mutual Fund
                                                   Group; Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Frederick O. Robertshaw      Director              Of Counsel, Bryan, Cave (law
2800 North Central Avenue                          firm); Previously associated
Phoenix, AZ 85004                                  with Copple, Chamberlin &
(61)                                               Boehm, P.C. and Rake, Copple,
                                                   Downey & Black, P.C. (law
                                                   firms); Director of the
                                                   Morgan Stanley Fund, Inc.,
                                                   Morgan Stanley Institutional
                                                   Fund, Inc. and PCS Cash Fund,
                                                   Inc.

Frederick B. Whittemore*     Director              Advisory Director of Morgan
1251 Avenue of the                                 65 Stanley & Co.,
Americas                                           Incorporated; Vice-Chariman
30th Flr.                                          and Director of The Brazilian
New York, NY 10020                                 Investment Fund, Inc., The
(65)                                               Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

James W. Grisham*            Vice President        Principal of Morgan Stanley &
1221 Avenue of the                                 Co. Incorporated; Principal
Americas                                           of Morgan Stanley Asset
New York, NY 10020                                 Management Inc.; Vice
(55)                                               President of The Brazilian
                                                   Investment Fund, Inc.,
                                                   The Latin American
                                                   Discovery Fund, Inc., The
                                                   Malaysia Fund, Inc., Morgan
                                                   Stanley Africa Investment
                                                   Fund, Inc., Morgan Stanley
                                                   Asia-Pacific Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Debt Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Harold J. Schaaff, Jr.*      Vice President        Principal of Morgan Stanley &
1221 Avenue of the                                 Co. Incorporated; Principal,
Americas                                           General Counsel and Secretary
New York, NY 10020                                 of Morgan Stanley Asset
(35)                                               Management Inc.; Vice
                                                   President of The Brazilian
                                                   Investment Fund, Inc., The
                                                   Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

Joseph P. Stadler*           Vice President        Vice President of Morgan
1221 Avenue of the                                 Stanley Asset Management
Americas                                           Inc.; Previously with Price
New York, NY 10020                                 Waterhouse LLP (accounting);
(41)                                               Vice President of The
                                                   Brazilian Investment Fund,
                                                   Inc., The Latin American
                                                   Discovery Fund, Inc., The
                                                   Malaysia Fund, Inc., Morgan
                                                   Stanley Africa Investment
                                                   Fund, Inc., Morgan Stanley
                                                   Asia-Pacific Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Debt Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Valerie Y. Lewis*            Secretary             Vice President of Morgan
1221 Avenue of the                                 Stanley Asset Management
Americas                                           Inc.; Previously with
New York, NY 10020                                 Citicorp (banking); Secretary
(39)                                               of The Brazilian Investment
                                                   Fund, Inc., The Latin
                                                   American Discovery Fund,
                                                   Inc., The Malaysia Fund,
                                                   Inc., Morgan Stanley Africa
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Asia-Pacific Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Debt Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

Karl O. Hartmann             Assistant             Senior Vice President,
73 Tremont Street            Secretary             Secretary and General Counsel
Boston, MA 02108-3913                              of Chase Global Funds
(40)                                               Services Company; Previously
                                                   with Leland, O'Brien,
                                                   Rubinstein Associates, Inc.
                                                   (investments).

James R. Rooney              Treasurer             Assistant Vice President,
73 Tremont Street                                  Chase Global Funds Services
Boston, MA 02108-3913                              Company; Manager of Fund
(37)                                               Administration; Previously
                                                   with Scudder, Stevens &
                                                   Clark, Inc. (investment)
                                                   and Ernst & Young LLP
                                                   (accounting); Treasurer
                                                   of The Brazilian Investment
                                                   Fund, Inc., The Latin
                                                   American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Joanna Haigney               Assistant             Supervisor of Fund
73 Tremont Street            Treasurer             Administration and
Boston, MA 02108-3913                              Compliance, Chase Global
(29)                                               Funds Services Company;
                                                   Previously with Coopers &
                                                   Lybrand LLP; Assistant
                                                   Treasurer of The Brazilian
                                                   Investment Fund, Inc., The
                                                   Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

---------------
*"Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

     Effective June 28, 1995, the Open-End Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-End Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons" an additional annual aggregate fee of $10,000 for serving on such a committee, The allocation of such fees will be among the three funds in the Open-End Fund Complex in direct proportion to their respective average net assets. For the fiscal period ended June 30, 1995, the Fund paid approximately $77,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of June 30, 1995, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Investment Fund of the Fund. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, for the fiscal year from July 1, 1994 to June 30, 1995.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------
(1)                       (2)           (3)         (4)         (5)
Name of                   Aggregate     Pension or  Estimated   Total
Person,                   Compensation  Retirement  Annual      Compensation
Position                  From          Benefits    Benefits    From Registrant
                          Registrant    Accrued     Upon        and Fund
                                        as Part of  Retirement  Complex
                                        Fund                    Paid to
                                        Expenses                Directors

--------------------------------------------------------------------------------
Barton M. Biggs*                $0          $0         $0             $0
Director and Chairman of
the Board

John D. Barret, II,*            $0          $0         $0             $0
Director

John E. Eckleberry,***        $7,500        $0         $0           $7,500
Director

Gerard E. Jones,*             $8,700        $0         $0          $93,977
Director

Warren J. Olsen,*               $0          $0         $0             $0
Director and President

Andrew McNally IV,*             $0          $0         $0          $13,630
Director

Samuel T. Reeves,*              $0          $0         $0             $0
Director

Fergus Reid,*                   $0          $0         $0             $0
Director

Frederick O. Robertshaw,**   $11,152+       $0         $0          $32,002
Director

Frederick B. Whittemore,**   $21,254+       $0         $0          $69,904
Director (Chairman of the
Board until June 28, 1995)
-------------------------------------------------------------------------------

*Elected (Director) as of June 28, 1995.

**Reelected as of June 28, 1995.

***Resigned as of June 28, 1995.

+The total amount of deferred compensation for Frederick O. Robertshaw and Frederick B. Whittemore was $3,652 and $13,754, respectively.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     The Adviser is a wholly-owned subsidiary of Morgan Stanley Group Inc. ("Group"). The principal offices of the Group are located at 1221 Avenue of the Americas, New York, NY 10020.

     The Group, a renowned global financial services firm, is distinguished by quality, service and a commitment to excellence. Tracing its roots to the founding of the U.S. securities industry, the Group remains a leader in the field. The Group's premier list of clients includes some of the largest multinational corporations and institutions, governments, nation-states, royal households and very high-net-worth individuals.

     The Group with its subsidiaries ("Morgan Stanley") maintains a major global presence with offices in Chicago, Frankfurt, Hong Kong, London, Los Angeles, Luxembourg, Melbourne, Milan, New York, Paris, San Francisco, Seoul, Singapore, Taipei, Tokyo, Toronto and Zurich. With over 9,800 employees, approximately 35% of which are located outside the U.S., and members of the portfolio management teams which are native to the countries in which they are investing, Morgan Stanley is in an exceptional position to interpret the forces that will impact the world's capital markets today, over the next decade and beyond.

     The investment management division of Morgan Stanley was formed in 1975 under the leadership of Barton Biggs and incorporated as a wholly-owned subsidiary of the Group in 1981. MSAM was formed to offer investment management and fiduciary services to institutions and high-net-worth individuals. MSAM offers its clients the same superior service and high standards of integrity that have been the hallmark of Morgan Stanley since its founding in 1935.

     As one of the world's premier global investment managers affiliated with one of the leading global financial services firms and with offices in the United States, Europe and Asia, MSAM brings a truly global perspective to the investment of its clients' assets. This global perspective, coupled with Morgan Stanley's long-standing tradition of integrity and prudence, puts MSAM in a unique position to offer investment management services. As compensation for advisory services for the fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, the Adviser earned fees of approximately $126,000 (and voluntarily waived all such fees), $2,322,000 (and voluntarily waived a portion of such fees equal to approximately $1,026,000) and $4,571,000 (and voluntarily waived a portion of such fees equal to approximately $868,000), respectively.

     Pursuant to the Administration Agreement between the Adviser and the Fund, the Adviser provides administrative services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Investment Fund. For the fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, the Fund paid administrative fees to MSAM of approximately $58,000, $852,000 and $1,154,000, respectively.

     Under an Agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase," successor in interest to United States Trust Company of New York), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company, a Chase subsidiary) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $61 billion in assets and having approximately 217,452 shareholder accounts as of September 30, 1995. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

DISTRIBUTION OF FUND SHARES

     Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Group, serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement for the Fund and a Plan of Distribution for each class of the Investment Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Under each Plan the Distributor is entitled to receive from these Investment Funds a distribution fee, which is accrued daily and paid quarterly, of up to 0.25% for the Class A shares of each of the Investment Funds, the Class B shares and Class C shares of each of the Investment Funds, on an annualized basis, of the average daily net assets of such Investment Fund or classes. The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative or shareholder services ("Participating Dealer"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor.

The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

     The Plans obligate the Investment Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Investment Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Investment Funds will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the Class A, Class B and Class C shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on September 20, 1995.

     As compensation for providing distribution services to the Fund for the fiscal year ended June 30, 1995, the Distributor received aggregate fees of approximately $2,697,893 which were attributable approximately as follows:


                                                                  Fiscal Year
                                                                     Ended
                                                                 June 30, 1995
                                                                 -------------

Global Equity Allocation Fund-Class A. . . . . . . . . . . . . .       $97,885
Global Equity Allocation Fund-Class B+ . . . . . . . . . . . . .           N/A
Global Equity Allocation Fund-Class C+ . . . . . . . . . . . . .       366,778
Global Fixed Income Fund-Class A . . . . . . . . . . . . . . . .        24,803
Global Fixed Income Fund-Class B+. . . . . . . . . . . . . . . .           N/A
Global Fixed Income Fund-Class C+. . . . . . . . . . . . . . . .        56,785
Asian Growth Fund-Class A. . . . . . . . . . . . . . . . . . . .       402,870
Asian Growth Fund-Class B+ . . . . . . . . . . . . . . . . . . .           N/A
Asian Growth Fund-Class C+ . . . . . . . . . . . . . . . . . . .     1,314,505
Emerging Markets Fund-Class A* . . . . . . . . . . . . . . . . .        34,453
Emerging Markets Fund-Class B* . . . . . . . . . . . . . . . . .           N/A
Emerging Markets Fund-Class C* . . . . . . . . . . . . . . . . .       110,688
Latin American Fund-Class A* . . . . . . . . . . . . . . . . . .        14,697
Latin American Fund-Class B* . . . . . . . . . . . . . . . . . .           N/A
Latin American Fund-Class C* . . . . . . . . . . . . . . . . . .        28,402
American Value Fund-Class A. . . . . . . . . . . . . . . . . . .        35,886
American Value Fund-Class B+ . . . . . . . . . . . . . . . . . .           N/A
American Value Fund-Class C+ . . . . . . . . . . . . . . . . . .        93,416
Worldwide High Income Fund-Class A . . . . . . . . . . . . . . .        28,283
Worldwide High Income Fund-Class B . . . . . . . . . . . . . . .           N/A
Worldwide High Income Fund-Class C+. . . . . . . . . . . . . . .        88,442

     None of the three classes of the European Equity and Growth and Income Funds were in operation in the fiscal year ended June 30, 1995.

---------------
* The Emerging Markets and Latin American Funds commenced operations on July 6, 1994.

+ The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995. Therefore, no fees were incurred for the fiscal year ended June 30, 1995.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of October 16, 1995 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:

     GLOBAL EQUITY ALLOCATION FUND: FTC & Co., Attn: Datalynx #162, P.O. Box 173736, Denver, CO 80217-3736, owned 6% of the total outstanding Class A shares of such Investment Fund.

     GLOBAL FIXED INCOME FUND: The Morgan Stanley Group, Inc. ("The Group"), 1221 Avenue of the Americas, New York, NY 10020, owned 32% of the total outstanding Class A shares and 50% of the total outstanding Class C shares of such Investment Fund; Steve M. Barnett, 666 Dundee Road Suite 1704, Northbrook, IL 60062, owned 11% of the total outstanding Class A shares of such Investment; Raymond James & Associates Inc., for Elite Account # 50071735, FAO Fredmar Inc., P.O. Box 7669, Warwick, RI 02887, owned 31% of the total outstanding Class B shares of such Investment Fund; Smith Barney Inc., 388 Greenwich Street, New York, NY 10013, owned 28% of the total outstanding Class B shares of such Investment Fund; Gerald Schmitz & Gerald Newcomb, Petroleum MKTRS Equip PSP, 2010 Exchange, Oklahoma City, OK 73108, owned 27% of the total outstanding Class B shares of such Investment Fund; Paine Webber for the benefit of Donald
C. Wentworth, P.O. Box 3321, Weehawken, NJ 07087, owned 6% of the total outstanding Class B shares of such Investment Fund and Paine Webber for the benefit of Sura JP Ahuja TTEE for Rockhill Cardiology Inc., Profit Sharing Plan, 12310 Overbrook, CT., Leawood, KS 66209, owned 6% of the total outstanding Class B shares of such Investment Fund.

     ASIAN GROWTH FUND: Advest Inc., Mutual Fund Operations 18th floor, 280 Trumbull Street, Hartford, CT 06103, owned 6% of the total outstanding Class A shares of such Investment.

     AMERICAN VALUE FUND: Morgan Stanley Group Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 24% of the total outstanding Class A shares and 33% of the total outstanding Class C shares of such Investment Fund; Smith Barney Inc. 388 Greenwich Street, New York, NY 10013, owned 5% of the total outstanding Class A shares of such Investment Fund; James G. McMurray, M.D., Profit Sharing Plan, 303 Williams Avenue, Suite 411, Huntsville, AL 35801 owned 17% of the total outstanding Class B shares of such Investment Fund;
Cuddy Pup I & Thompson Associates, Profit Sharing Plan, C/O Joan Ciufo, 1300 5th Street Ext., Beaver, PA 15009, owned 8% of the total outstanding Class B shares of such Investment Fund and Philip M. Crossfield, IRA, 6010 Pulaski Pike, Huntsville, AL 35810, owned 7% of the total outstanding Class B shares of such Investment Fund.

     WORLDWIDE HIGH INCOME FUND: FTC & Co., Attn: Datalynx #118, P.O. Box 173736, Denver, CO 80217, owned 24% of the total outstanding Class A shares of such Investment Fund; Morgan Stanley Group Inc. 1221 Avenue of the Americas, New York, NY 10020, owned 14% of the total outstanding Class A shares and 26% of the total outstanding Class C shares of such Investment Fund and Charles
Schwab & Company Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104 owned 11% of the total outstanding Class A shares of such Investment Fund.

     EMERGING MARKETS FUND: FTC & Co., Attn: Datalynx #118, P.O. Box 173736, Denver, CO 80217, owned 14% of the total outstanding Class A shares of such Investment Fund; Crester Bank Trust Department, Sheltering Arms Foundation, A/C #10091700, P.O. Box 26246, Richmond, VA 23260, owned 6% of the total outstanding Class A shares of such Investment Fund; Advest, Inc., 280 Trumbull Street, Hartford, CT 06103, owned 5% of the total outstanding Class A shares and 6% of the total outstanding Class C shares of such Investment Fund; Alex Brown & Sons Incorporated, P.O. Box 1346, Baltimore, MD 21203, owned 11% of the total outstanding Class B shares of such Investment Fund and Central Fidelity Bank Cust., FBO Obici Foundation, 5th floor, P.O. Box 27602, Richmond, VA 23261, owned 5% of the total outstanding Class C shares of such Investment Fund.

     LATIN AMERICAN FUND: The Group owned 10% of the total outstanding Class A shares and 17% of the total outstanding Class C shares of such Investment Fund; Principal Financial, Cust FBO Jon F. Hrabe, P.O. Box 508, Dallas, Texas 75221 owned 31% of the total outstanding Class B shares of such Investment Fund; Principal Financial, IRA Cust FBO Jon F. Hrabe, P.O. Box 215132, Dallas,
Texas 75221 owned 16% of the total outstanding Class B shares of such Investment Fund and Prudential Securities FBO J.P. Barger, 600 W. Cummings Park, Suite 3500, Woburn, MA 01801-6349, owned 12% of the total outstanding Class C shares of such Investment Fund.

     The Group may be deemed a "controlling person" of the Fund by virtue of its power to control the voting or disposition of the shares it owns. As a result of its ownership position, the Group may be able to control the outcome of matters voted on by shareholders of the Funds.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Investment Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Investment Fund. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

     In purchasing and selling securities for the Investment Fund, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Investment Fund, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Investment Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Investment Fund and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Investment Fund and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Directors.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Fund's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard. For the three fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, the Fund paid brokerage commissions of approximately $2,497, $618,000 and $115,622, respectively, to the Distributor, an affiliated broker-dealer. For the fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, commissions paid to the Distributor represented approximately 6.8%, 30%, and 7%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 8.9%, 21%, and 3%, respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Fund during such period.

     Investment Fund securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                             PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Investment Funds' past performance.

     Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

     From time to time the Investment Funds may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Investment Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Investment Fund) and the deduction of all applicable Fund expenses on an annual basis.

Total return figures are calculated according to the following formula:

               P(1 + T)to the nth power = ERV
where:
    P     =    a hypothetical initial payment of $1,000
    T     =    average annual total return
    n     =    number of years
    ERV   =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

     Calculated using the formula above, the average annualized total return, exclusive of a sales charge or deferred sales charge, for each of the Investment Funds for the one-year period ended June 30, 1995 and for the period from the inception of each Investment Fund through June 30, 1995 are as follows:

                                    One-Year Period
                                         Ended                  Since
                                     June 30, 1995            Inception
                                    ---------------           ---------

Global Equity Allocation Fund
  (commenced operations on
  January 4, 1993)

     Class A Shares . . . . . . . .      6.69%                 10.79%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      5.84%                  9.99%

Global Fixed Income Fund
  (commenced operations on
  January 4, 1993)

     Class A Shares . . . . . . . .      11.41%                 7.92%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      10.24%                 7.01%

Asian Growth Fund
  (commenced operations on
  June 23, 1993)

     Class A Shares . . . . . . . .      9.50%                 18.73%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      8.71%                 17.93%

American Value Fund
  (commenced operations on
  Oct. 18, 1993)

     Class A Shares . . . . . . . .      15.01%                 7.86%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      14.13%                 7.00%

Worldwide High Income Fund
  (commenced operations on
   April 21, 1994)

     Class A Shares . . . . . . . .      6.87%                  8.26%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      6.20%                  7.49%

Emerging Markets Fund
  (commenced operations on
  July 6, 1994)

     Class A Shares . . . . . . . .       N/A                 (11.58)%*
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .       N/A                 (12.25)%*

Latin American Fund
  (commenced operations on
  July 6, 1994)

     Class A Shares . . . . . . . .       N/A                 (23.07)%*
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .       N/A                 (23.83)%*

     The European Equity and Growth and Income Funds had not commenced operations in the fiscal year ended June 30, 1995.

+ The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995. Therefore, no total return information is available.

*    Not Annualized.

YIELD FOR CERTAIN INVESTMENT FUNDS

     From time to time certain of the Investment Funds may advertise yield.

     Current yield reflects the income per share earned by an Investment Fund's investments.

     Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     Current yield figures are obtained using the following formula:

Yield = 2[(a - b + 1)to the 6th power - 1]
           -----
            cd


where:
a    =    dividends and interest earned during the period
b    =    expenses accrued for the period (net of reimbursements)
c    =    the average daily number of shares outstanding during the period that were entitled to receive income distributions
d    =    the maximum offering price per share on the last day of the period

     The 30-day yield for the Global Fixed Income Fund as of June 30, 1995 was 5.19% for Class A shares and 4.69% for Class C shares. The 30-day yield for the Worlwide High Income Fund as of June 30, 1995 was 10.55% for Class A shares and 10.47% for Class C shares.

COMPARISONS

     To help investors better evaluate how an investment in an Investment Fund of Morgan Stanley Fund, Inc. might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

     (a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (b) Standard & Poor's 500 Stock Index or its component indices - unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

     (d) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     (e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     (f) Morgan Stanley Capital International EAFE Index - an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

     (g) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

     (h) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

     (i) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     (j) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, United States Treasury/agency issues and mortgage pass-through securities.

     (k) Salomon Brothers World Bond Index - measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

               Australian Dollars            Netherlands Guilder
               Canadian Dollars              Swiss Francs
               European Currency Units       UK Pounds Sterling
               French Francs                 U.S. Dollars
               Japanese Yen                  German Deutsche Marks

     (l) J.P. Morgan Traded Global Bond Index - is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

     (m) Lehman LONG-TERM Treasury Bond - is composed of all bonds covered by the Lehman Treasury Bond Index with maturities of 10 years or greater.

     (n) Lehman Aggregate Bond Index - is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

     (o) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     (p) Composite Indices - 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 36% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

     (q)  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc.
- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     (r) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     (s) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

     (t) Consumer Price Index (or cost of Living Index), published by the United States Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

     (u) Stocks, Bonds, Bills and Inflation, published by Hobson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

     (v) Savings and Loan Historical Interest Rates - as published in the United States Savings & Loan League Fact Book.

     (w) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers Inc. and Bloomberg L.P.

     (x) The MSCI Combined Far East Free ex-Japan Index, a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

     (y) First Boston High Yield Index - generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

     (z) Russell 2500 Small Company Index - is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

     (aa) Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

     (bb) Morgan Stanley Capital International Emerging Markets Global Latin American Index - An unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela (Assumes reinvestment of dividends).

     (cc) IFC Global Total Return Composite Index - An unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

     (dd) EMBI+ - Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $98 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

     (ee) The MSCI Latin America Global Index - is a broad-based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (Assumes reinvestment of dividends.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Investment Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance.

In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

AMERICAN VALUE FUND

     The American Value Fund's portfolio managers are "value" investors, and as such, their mission is to buy stocks of quality U.S.-based companies they believe to be selling below their intrinsic worth and sell them when they reach fair value. This involves buying quality stocks when they are out of favor with the majority of investors and selling them after the market has realized their fair value.

     Since 1926, small market capitalization stocks have, on average, outperformed large market capitalization stocks by 2%-3% annualized. Small capitalized stocks are defined as the five smallest market capitalization deciles of the Center for Research in Security Prices at the University of Chicago ("CRSP"); large capitalization stocks constitute the five largest CRSP market capitalization deciles.

     Wilshire Associates reports small cap value stocks (an index made up of the lowest price-to-book, lowest price-to-earnings and highest yielding small capitalization stocks) have outperformed the average small cap stock as well as the average small cap growth stock during the period of 1978 to 1994, and with less risk than the average small cap growth stock (an index made up of small capitalization stocks with the highest earnings growth, highest price-to-book and highest price-to-earnings ratios as shown in the chart below).

             [THE FOLLOWING IS A NARRATIVE DESCRIPTION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

A graph entitled "Small Cap Value Has Provided A Favorable Risk/Return Profile" indicates returns from 14.3% to 19.5% on the vertical axis and risk (standard deviation) from 14.9% to 24.3% on the horizontal axis. The following points are indicated on the graph:

                        For Small Cap Value Portfolio:
              Return of 19.5% at risk (standard deviation) of 15.9%

                 For Small Cap Mean Between Value and Growth:
              Return of 15.9% at risk (standard deviation) of 20.6%

                          Small Cap Growth Portfolio:
              Return of 15.6% at risk (standard deviation) of 24.3%

       For S&P 500:  Return of 14.3% at risk (standard deviation) of 14.9%

          Source:  Wilshire Associates style performance data 1978-1994

                   [END OF NARRATIVE DESCRIPTION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Past performance is no guarantee of future results. The S&P 500 and the Style Portfolio Data are unmanaged indices of securities. The risk factor is an annualized standard deviation of the annual returns. The Small Cap Value Index is a straightforward composite benchmark. It is the average of three separate indices: Low Price/Book Index ("Low P/B"), High Yield Index, and Low Price/Earnings Index ("Low P/E"). Each index is computed by sorting the companies of stocks ranked 501-2000 by market capitalization by the fundamental measure. The universe is then split into equally weighted deciles based on the sorted fundamental measure. The Low P/B and the Low P/E indices are simply the unweighted returns from the 8th and 9th decile. The High Yield Index is the unweighted return from the 2nd and 3rd decile. The process is a repetitive, rigid algorithm which is not subject to manager selectivity. The Small Cap Index is the Decile 6-8 index of the Center for Research in Security Prices of the University of Chicago ("CRSP"). The CRSP indices are composed of nearly all common stocks traded on the NYSE, AMEX, and NASDAQ within a given market-cap range. The size cutoffs are determined by ranking all NYSE stocks by market cap, forming deciles, and then adding all the issues that fit the size range from the other deciles. The CRSP Decile 6-8 represents the sixth through eighth deciles. The market capitalization ranges characterized by both indices are consistent with each other and represent the MSAM/Chicago definition of the small capitalization universe.

$10,000 invested 20 years ago in an unmanaged basket of small cap value stocks would have significantly outperformed the other investments shown in the chart below:

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

A graph entitled "Growth of a $10,000 investment on January 1, 1971 through September 30, 1995" indicates returns of $10,000 to $610,000 on the vertical axis and calendar quarters from the fourth quarter of 1970 to the third quarter of 1995 on the horizontal axis. Every sixth quarter is presented instead of lines covering each quarter.



In Thousands (except last column)


70Q4       72Q2   73Q4    75Q2   76Q4    78Q2   79Q4   81Q2  82Q4    84Q2    85Q4   87Q2    88Q4   90Q2   91Q4   93Q2 94Q   9/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap  $10    $10     $10    $20     $30    $35    $55   $70     $110    $170   $240    $270   $270   $390   $525 $     $
Value
$10
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap  10     10      10     15      20     30     45    55      70      100    120     110    135    160    210  $     $
10
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap  10     10      10     15      15     15     15    30      35      50     65      65     85     110    130  $     $
10
-----------------------------------------------------------------------------------------------------------------------------------
10 Year    10     10      10     12      15     15     15    30      30      35     40      45     50     60     75   $     $
Govt Bond
10
-----------------------------------------------------------------------------------------------------------------------------------
T-Bill     10     10      10     12      15     15     20    30      35      35     40      45     50     55     58   $     $
10
-----------------------------------------------------------------------------------------------------------------------------------

              [END OF TABULAR REPRESENTATION THAT REPLACES GRAPHIC
                      MATERIAL FOR EDGAR FILING PURPOSES.]

Past performance is no guarantee of future results. Small cap securities are generally more volatile than T-Bills, 10-year government bonds or the S&P 500. The returns shown assume the reinvestment of all distributions of income and capital gains and do not reflect the deduction of sales charges or management fees and expenses that would be applicable to a managed basket of equity securities. The deduction of such sales charges and management fees and expenses would reduce the returns shown. It is not possible to invest directly in an index of equity securities, including any of the MSCI indices. An investment strategy may be designed to replicate an index of equity securities and may be more or less successful in achieving such a replication.

     THE AMERICAN VALUE FUND'S PORTFOLIO. The portfolio universe consists of the next 2,000 companies that rank in size following the 500 largest U.S. corporations. The portfolio consists of approximately 100 companies, many of which have been in business for over one hundred years and meet the stringent criteria set forth by Morgan Stanley's portfolio management team. Companies in the portfolio must be bargain-priced, with quality products and a dominant market niche. They must demonstrate a sustainable growth rate, a healthy financial position and have a history of paying dividends.

     Careful analysis, using this criteria, helps Morgan Stanley portfolio managers distinguish an underpriced stock that is in a position to recover, from one that will continue to decline.

     THE MORGAN STANLEY DISTINCTION. The portfolio managers' goal is to capitalize on the market's tendency to overreact to bad news. Often a single negative event that has been exaggerated in the stock market can cause a stock's price to decline much more than is justified by the company's actual prospects. This type of discrepancy between a company's market price and its intrinsic worth (based on its earnings, cash flow, and/or asset values) is viewed by the portfolio managers as an opportunity.

     The managers of the American Value Fund are long-term investors, not short-term traders. They recognize that the potentially higher rate of return available from small stocks cannot be achieved overnight. Value takes time to be realized.

     The Fund's portfolio managers seek companies paying high, sustainable dividends. Dividends are important because they provide a good indication that a company has not only quality, shareholder-oriented management, but also financial strength.

THE ASIAN GROWTH POTENTIAL

     Annual growth, as measured by Gross National Product, in the 1990s is projected to be 5.3% in Asia as compared with 2% in both North America and Europe, according to the World Bank Atlas. According to Morgan Stanley research, the economies in this region are less mature and are expected to have a higher rate of sustainable growth well into the next century.

     According to research conducted by J. Walter Thompson, by the year 2000, Asia will have two-thirds of the world's population; only four of the world's largest cities will be non-Asian; affluent Asian households will rise by 50% to 51 million; and per capita Gross Domestic Product ("GDP") will double. In addition, 240 million Asian households will have televisions (a 70% increase in the past 5 years, as compared with a 4.3% increase in Britain and a 6.7% increase in the U.S.). China currently has one-quarter of the world's population and is projected to have 200 million middle-class consumers by the year 2000. By 2012, China, alone, is projected to have the world's largest economy.

     Annualized returns of stock markets in this region are, in some cases, twice that of the U.S., according to Morgan Stanley Capital International (MSCI) Indices. On a relative basis, stock prices in this region are less than many countries in the world, according to MSCI.

     MORGAN STANLEY: THE ASIAN AUTHORITY. Morgan Stanley has a strong commitment to the Asian region. The portfolio team is based in Morgan Stanley's Singapore office, with managers who are native to the region and the markets they analyze, offering local insights that have contributed to a superior performance record. Morgan Stanley has over 1,250 employees located in the Far East and has offices in Singapore, Shanghai, Taipei and Seoul.

                              ESTIMATED GNP GROWTH
                                    1990-2000

               Asia                                        5.3%
               North America                               2.0%
               South America                               2.2%
               Europe                                      2.0%
               Middle East                                 1.6%
               Africa                                      0.3%
               Source:  World Bank Atlas

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates percentage returns on the vertical axis and countries on the horizontal axis:

                        SUPERIOR HISTORIC MARKET RETURNS
                   1990-1994 ANNUALIZED RETURNS* (US DOLLARS)

               Hong Kong                                  27.18%
               Philippines                                21.44
               CFEFxJ                                     20.14
               Thailand                                   17.47
               Singapore                                  16.02
               Malaysia                                   13.86
               USA                                         9.16
               World                                       4.24
               EAFE                                        1.82
               Korea                                       0.26
               Indonesia                                  -2.15
               Taiwan                                     -2.98
               Japan                                      -3.43

Past performance of Asian markets is not a guarantee of their future performance and is not indicative of the Fund's future performance.
* Gross Dividends
Sources: MSCI Indices

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Past Performance is no guarantee of future results. The MSCI indices represent an unmanaged basket of equity securities. The returns shown assume the reinvestment of all distributions of income and capital gains and do not reflect the deduction of sales charges or management fees and expenses that would be applicable to a managed basket of equity securities. The deduction of such sales charges and management fees and expenses would reduce the returns shown. It is not possible to invest directly in an index of equity securities, including any of the MSCI indices. An investment strategy may be designed to replicate an index of equity securities and may be more or less successful in achieving such a replication.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates price earnings ratios in percentages from 0-100% on the vertical axis and countries on the horizontal axis:

                   PRICE EARNINGS/RATIO* AS OF DECEMBER, 1994

               Japan                                      97.3%
               Taiwan (E)                                 36.0
               Philippines                                28.0
               Malaysia                                   24.2
               World                                      23.2
               Korea (E)                                  22.0
               Indonesia                                  20.9
               Thailand                                   20.1

               Singapore                                  19.5
               CFEFxJ(E)                                  19.4
               USA                                        16.9
               Hong Kong                                  13.3

*Trailing 12 Months
Source: MSCI
(E) Estimate, not from MSCI, 12/31/94

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

EMERGING MARKETS' GROWTH POTENTIAL

Annual growth, as measured by Gross National Product, in the 1990s is projected to be 6.5% in emerging markets as compared with 2.5% in industrial countries, according to the World Bank. According to Morgan Stanley research, the economies in this region are less mature and are expected to have a higher rate of sustainable growth well into the next century. If the high savings in the emerging markets countries as of 1991 are sustained, the savings will provide much of the needed capital for economic growth:

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates percentage of growth from 0-50% on the vertical axis and countries on the horizontal axis:

                        GROWTH - HIGH SAVINGS RATE (1991)

               Singapore                                 45%
               China                                      43
               Korea                                      37
               Indonesia                                  37
               Thailand                                   34
               Japan                                      34
               Hong Kong                                  33
               Malaysia                                   33
               Taiwan                                     30
               EEC(1)                                     22
               India(1)                                   20
               Mexico                                     20
               Chile                                      18
               Philippines                                16
               Brazil                                     16
               Argentina                                  16
               USA                                        15

Source: World Bank
Note: (1) 1989 data.

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Morgan Stanley believes that population growth projected by the World Bank for the 1990s, particularly among the middle class, will create buying power and fuel demand for products, leading to economic growth and industrial sophistication:

                                   Total Population     Middle Classes
                                           (Percent Per Annum)

          Developed Countries            0.4%                1.1%
          Developing Countries           1.9%                5.9%
          SOURCE: WORLD BANK

A large percentage of the population is under the age of 15 in emerging countries. As these children mature, they will greatly increase consumption of goods and services.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates the percentages of population under the age of 15 ranging from 0-50% on the horizontal axis and countries on the vertical axis.

                             YOUNG POPULATION (1991)
                              Source: The Economist
                               Note:(1) 1990 data.

               USA                                       22%
               Argentina(1)                               30
               Brazil(1)                                  35
               Chile(1)                                   31
               Mexico(1)                                  37
               Venezuela(1)                               38
               Indonesia                                  37
               S. Korea                                   27
               Malaysia                                   37
               Philippines                                39
               Taiwan                                     27
               Thailand                                   35
               India                                      36
               Turkey(1)                                  35
               Jordan(1)                                  44
               Nigeria(1)                                 47

     A large percentage of the population is under the age of 15 in emerging countries. As these children mature, they will have a tremendous impact on consumption of goods and services.

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

     Historically, the average annual total return of emerging markets has exceeded that of developed countries, and other indicators point to significant future growth in the emerging markets:

                          THE CASE FOR EMERGING MARKETS

--------------------------------------------------------------------------------
            RETURNS   GROWTH       VALUE       UNDER-        DIVERSI-
                                               REPRESEN-     FICATION
                                               TATION
--------------------------------------------------------------------------------

            Annual    Real                           Foreign
            Returns   GNP     Real                   Inv.
            (1940-    Growth  EPS              Mkt   % of
            1993)     (1994-  Growth   P/E     Cap/  Institutional   Average
                      2000)   (1994)   1994E   GNP   Assets          Correlation

Emerging    17%       6.5%    15%      24.0x   30%   0.6%            0.07
Markets

Developed   13%       2.5%    5%       26.5x   70%   99.4%           0.51%
Markets

                         SOURCE: MORGAN STANLEY RESEARCH

             THE RETURNS DO NOT REFLECT ANY ASSET-BASED CHARGES FOR
                    INVESTMENT MANAGEMENT OR OTHER EXPENSES.

              ASSUMES REINVESTMENT OF ALL DIVIDENDS/DISTRIBUTIONS.

      THE PAST PERFORMANCE OF EMERGING MARKETS, HOWEVER, IS NO GUARANTEE OF
                 THE EMERGING MARKETS FUND'S FUTURE PERFORMANCE.

MORGAN STANLEY: AN AUTHORITY IN LATIN AMERICA AND EMERGING MARKETS

     Over one-third of Morgan Stanley's 9,200 employees live and work outside the United States, enabling them to recognize opportunities as they arise and, more importantly, to act on them quickly.

     At June 30, 1995, MSAM, together with its affiliated asset management companies, had approximately $52 billion in assets under management and fiduciary advice, including over $___ million in Latin America markets and over $___ billion in equities and fixed income in emerging markets, making it one of the largest investment managers in emerging markets.

     Morgan Stanley portfolio managers have access to proprietary research through Morgan Stanley Capital International (MSCI), the generally recognized standard for measuring the performance of international securities worldwide. MSCI monitors approximately of some of the world's leading companies, which account for about 80% of the total market value of the world's stock markets.

GROWTH POTENTIAL IN LATIN AMERICA

     An economic transformation is occurring in Latin America today, which we believe is creating a positive environment for investors. Old (protected) economies are being transformed into new (open) free market economies, as evidenced by many changes, including:

          Old (Protected)                    New (Open)
          ---------------                    ----------
          High import tariffs                Low tariffs
          Regulated exchange rates           Free exchange rates
          Regulated interest rates           Market interest rates
          Investment restrictions            Open foreign investment
          High tax rates                     Competitive tax rates
          Command economy                    Market economy
          Employment priority                Efficiency priority

          Subsidies                          Competitive market prices
          State-owned industry               Privatization
          Deficit spending                   Fiscal austerity
          Capital flight                     Return capital
          High inflation                     Lower inflation

     According to Morgan Stanley research, the economies in this region are less mature and are expected to have higher rates of sustainable growth well into the next century. We believe the greatest potential for gain is when situations are improving and not when they are mature.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bell curve line graph that indicates development increasing upward in the vertical axis and time of maturity increasing to the right in the horizontal axis:

                           EMERGING MARKET LIFE CYCLE

------------------------------------------------------------------------------
COUNTRIES       BEHIND-THE-     EMERGING       ESTABLISHED      MATURE
                SCENES          MARKETS        GROWTH           ECONOMIES
------------------------------------------------------------------------------
Germany                                                         X
------------------------------------------------------------------------------
U.S.                                                            X
------------------------------------------------------------------------------
Japan                                          X
------------------------------------------------------------------------------
U.K.                                                            X
------------------------------------------------------------------------------
Spain                                          X
------------------------------------------------------------------------------
Hong Kong                                      X
------------------------------------------------------------------------------
Singapore                                      X
------------------------------------------------------------------------------
Portugal                                       X
------------------------------------------------------------------------------
Taiwan                          X
------------------------------------------------------------------------------
Greece                          X
------------------------------------------------------------------------------
Korea                           X
------------------------------------------------------------------------------
Malaysia                        X
------------------------------------------------------------------------------
Turkey                          X
------------------------------------------------------------------------------
Thailand                        X
------------------------------------------------------------------------------
Mexico                          X
------------------------------------------------------------------------------
Chile                           X
------------------------------------------------------------------------------
Argentina                       X
------------------------------------------------------------------------------
Venezuela                       X
------------------------------------------------------------------------------
Indonesia                       X
------------------------------------------------------------------------------
Philippines                     X
------------------------------------------------------------------------------
India                           X
------------------------------------------------------------------------------
Brazil                          X
------------------------------------------------------------------------------
Pakistan                        X
------------------------------------------------------------------------------
Sri Lanka                       X
------------------------------------------------------------------------------
Peru                            X
------------------------------------------------------------------------------
Egypt           X
------------------------------------------------------------------------------
Sub-Saharan
Africa          X
------------------------------------------------------------------------------
Eastern Europe  X
------------------------------------------------------------------------------
Cuba            X
------------------------------------------------------------------------------
Vietnam         X

------------------------------------------------------------------------------
Iran            X
------------------------------------------------------------------------------

Source: Morgan Stanley Research

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

     Historically, this region's economy has grown faster than the industrial countries, as measured by Gross Domestic Product, and the World Bank projects it to grow twice as fast as the industrial countries by the year 2000.

                                                   Real GDP Growth
                                             1965-94             1994-2000
          Latin America                          %                   %
          Industrial Countries                   %                   %
          SOURCE: WORLD BANK

PAST PERFORMANCE OF LATIN AMERICAN MARKETS, HOWEVER, IS NO GUARANTEE OF THE LATIN AMERICAN FUND'S FUTURE PERFORMANCE.

     Morgan Stanley believes that the population growth projected by the World Bank for the 1990s in these developing countries, particularly among the middle class, will create buying power and fuel demand for products, leading to economic growth and industrial sophistication:

                                              Growth of           Growth of
                                          Total Population      Middle Classes
                                                             (Percent Per Annum)

          Developed Countries                    0.4%                1.1%
          Developing Countries                   1.9%                5.9%
          SOURCE: WORLD BANK

     According to Morgan Stanley research, historically, annualized returns of stock markets in this region have been superior, and on a relative basis, stock prices in this region are significantly lower than developed markets as well as other emerging markets, as measured by price/earnings ratios.

                                              1988-94               1994
                                         Annualized Return         Return
          S & P 500                              %                   %
          T-Bills                                %                   %
          Emerging Growth Stocks                 %                   %
          U.S. Government Bonds                  %                   %
          EAFE                                   %                   %
          Japanese Stocks                        %                   %
          Emerging Market Equities               %                   %
          MSCI LATIN AMERICA                     %                   %
          SOURCE: MORGAN STANLEY RESEARCH

     The returns do not reflect any asset-based charges for investment management or other expenses. Assumes reinvestment of all dividends/distribution. Past Performance is no guarantee of the Latin American Fund's future performance.

                                         Price/Earnings Ratio

          Developed Markets*                    28.4X
          Emerging Markets*                     13.9X
          LATIN AMERICA**                       17.2X
          SOURCE: EMERGING MARKETS P/E REPRESENTED BY THE IFC INDEX, DEVELOPED MARKETS BY MSCI WORLD
          *    PROSPECTIVE 1995
          **   TRAILING AS OF DECEMBER 31, 1994

                                         Market Cap/GNP
                                   (As of September 30, 1995)

          Developed Markets
          Emerging Markets
          LATIN AMERICA
          SOURCE: EMERGING MARKETS P/E REPRESENTED BY THE IFC INDEX, DEVELOPED MARKETS BY MSCI WORLD

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund's Articles of Incorporation permit the Directors to issue 13,375,000,000 shares of common stock, par value $.001 per share, from an unlimited number of Investment Funds. Currently the Fund is authorized to offer shares of ten Investment Funds, nine of which have Class A and Class B shares.

     The shares of each Investment Fund of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Investment Fund of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share owned (and a fractional vote for each fractional share owned), then standing in his name on the books of the Fund.

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of each Investment Fund's net investment income, if any. Each Investment Fund may choose to make sufficient distributions of net capital gains to avoid liability for federal excise tax. An Investment Fund will not be subject to federal income tax on capital gains or ordinary income distributed to shareholders so long as it qualifies as a RIC (see discussion under "Dividends and Distributions" and "Taxes" in the Prospectus). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or distributions cannot be predicted.

     Any dividend or distribution paid shortly after an investor purchases shares of an Investment Fund will reduce the per share net asset value of that Investment Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes to shareholders subject to taxes as set forth in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions of an Investment Fund are automatically reinvested in additional shares of that Investment Fund at net asset value as of the business day following the record date. This reinvestment policy will remain in effect until the shareholder notifies the Transfer Agent in writing at least three days prior to a record date that the shareholder has elected either the Income Option (income dividends in cash and distributions in additional shares at net asset value) or the Cash Option (both income dividends and distributions in cash). No initial sales charge or CDSC is imposed on shares of any of the Investment Funds, including the Investment Funds, that are purchased through the automatic reinvestment of dividends and distributions of an Investment Fund.

     Each Investment Fund generally will be treated as a separate corporation (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains of any Investment Fund, whether or not distributed to investors, cannot be offset against net capital losses of any other Investment Fund.

CUSTODY ARRANGEMENTS

     Chase serves as the Fund's domestic custodian. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the SEC under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

                      DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of
other terms of the contact over any long period of time may be small.   Caa -
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1
- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 - high quality with margins of protection ample although not so large as in the preceding group.

     DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") - Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ - very strong capacity to pay principal and interest; SP-1 - strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ - this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 - this designation indicates the degree of safety regarding timely payment is very strong.

     WITH RESPECT TO RATINGS BY IBCA LTD., the designation A1 by IBCA, Ltd. indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

II.  DESCRIPTION OF UNITED STATES GOVERNMENT SECURITIES

     The term "United States Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

     United States Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and United States Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the United States Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the United States Government.

     Some of the United States Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the United States Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

III.  FOREIGN INVESTMENTS

     The Investment Funds may invest in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in United States issuers. For a description of the effect on the Investment Funds of currency exchange rate fluctuations, see "Investment Objectives and Policies - Forward Foreign Currency Exchange Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of an Investment Fund's net asset value at the time of purchase.

     Although the Investment Funds will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on United States exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Global Fixed Income Fund, Asian Growth Fund, European Equity Fund and Worldwide High Income Fund, it is not expected that an Investment Fund or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on any such Investment Fund because its investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

IV.  EMERGING COUNTRY EQUITY AND DEBT SECURITIES

     The definition of emerging country equity or debt securities of each of the Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Latin American, European Equity and Worldwide High Income Funds includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Adviser believes, however, that investment in such companies will be appropriate because the Investment Fund will invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. The Investment Fund may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Investment Fund's definition of an emerging country debt security and so long as the Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

     The value of debt securities held by the Investment Fund generally will vary inversely to changes in prevailing interest rates. The Investment Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Investment Fund's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

     Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Investment Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

     The Investment Fund may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Investment Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, the Investment Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

     Brady Plan debt restructurings totaling approximately $73 billion have been implemented to date in Argentina, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil and Poland have announced plans to issue Brady Bonds aggregating approximately $52 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

                              FINANCIAL STATEMENTS

     The Fund's audited financial statements and notes thereto for the fiscal year ended June 30, 1995 , and the report thereon of Price Waterhouse LLP, independent accountants, which appear in the June 30, 1995 Annual Report to Shareholders are on the following pages. The European Equity Fund and Growth and Income Fund were not operational as of the date of the Annual Report.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

COMMON STOCKS (96.9%)
AUSTRALIA (4.2%)
  21,500  Amcor Ltd. .......................................  $   159
   9,500  Ampolex Ltd. .....................................       22
  17,500  Australian National Industries Ltd. ..............       15
  40,100  Boral Ltd. .......................................      100
   7,400  Brambles Industries Ltd. .........................       70
  56,401  Broken Hill Proprietary Ltd. .....................      694
  18,472  Burns, Philip & Co. Ltd. .........................       39
  10,876  Coca-Cola Amatil Ltd. ............................       67
  47,800  Coles Myer Ltd. ..................................      150
  18,300  CRA Ltd. .........................................      249
  32,600  CSR Ltd. .........................................      102
 103,500  Foster Brewing Group Ltd. ........................       92
  23,930  General Property Trust ...........................       40
  43,400  Goodman Fielder Ltd. .............................       36
  11,800  ICI Australia Ltd. ...............................       77
   7,548  Lend Lease Corp. Ltd. ............................       96
  43,712  MIM Holdings Ltd. ................................       54
  43,500  National Australia Bank Ltd. .....................      344
  +8,700  Newcrest Mining Ltd. .............................       37
  53,795  News Corp. Ltd. ..................................      300
  23,400  North Broken Hill Peko Ltd. ......................       57
  35,300  Pacific Dunlop Ltd. ..............................       74
  30,400  Pioneer International Ltd. .......................       76
  10,486  Renison Goldfields Consolidated Ltd. .............       33
   2,432  Renison Goldfields Consolidated Ltd. (New) .......        6
  26,600  Santos Ltd. ......................................       64
  20,700  Southcorp Holdings Ltd. ..........................       41
 +12,700  TNT Ltd. .........................................       17
  29,700  Western Mining Corp. .............................      163
  60,000  Westpac Banking Corp. Ltd. .......................      217
                                                              -------
                                                                3,491
                                                              -------
BELGIUM (2.0%)
      70  Bekaert S.A. .....................................       55
     125  CBR ..............................................       51
   1,600  Delhaize Freres et Cie 'Le Lion' S.A. ............       72
   1,350  Electrabel S.A. ..................................      285
     300  Electrabel S.A. (New) ............................       64
   1,130  Fortis AG ........................................      120
     450  Generale de Banque ...............................      145
     775  Gevaert Photo-Production N.V. ....................       42
     156  Glaverbel S.A. ...................................       21
     700  Groupe Bruxelles Lambert S.A. ....................       94
     400  Kredietbank N.V. .................................       95
     720  Petrofina S.A. ...................................      217
     400  Reunies Electrobel & Tractebel S.A. ..............      145
     400  Royale Belge .....................................       75
     250  Solvay et Cie ....................................      138
    +800  Union Miniere S.A. ...............................       52
                                                              -------
                                                                1,671
                                                              -------
CANADA (5.1%)
   5,600  Alcan Aluminum Ltd. ..............................      169
   9,712  American Barrick Resources Corp. .................      246
   6,300  Bank of Montreal .................................      132
   5,900  Bank of Nova Scotia ..............................      127
   8,100  BCE, Inc. ........................................      260
   4,100  Bombardier, Inc. 'B' .............................      100
   2,600  Brascan Ltd. 'A' .................................       41
   5,600  Canadian Imperial Bank of Commerce ...............      135
   2,200  Canadian Occidental Petroleum Ltd. ...............       68
   9,600  Canadian Pacific Ltd. ............................      165
   2,700  Canadian Tire Corp. 'A' ..........................       29
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
   2,800  Cominco Ltd. .....................................  $    51
   1,500  Cott Corp. .......................................       18
   2,800  Dofasco, Inc. ....................................       35
   1,200  Du Pont Canada, Inc. 'A' .........................       17
   3,200  Echo Bay Mines Ltd. ..............................       29
   2,000  George Weston Ltd. ...............................       67
   5,200  Gulf Canada Resources Ltd. .......................       21
   7,600  Imasco Ltd. ......................................      135
   6,000  Imperial Oil Ltd. ................................      223
   2,600  Inco Ltd. ........................................       73
   1,100  Interprovincial Pipeline ADR .....................       24
   5,600  Laidlaw, Inc. 'B' ................................       54
   5,200  MacMillan Bloedel Ltd. ...........................       73
   1,200  Magna International, Inc. 'A' ....................       53
   3,600  Moore Corp. Ltd. .................................       79
   2,200  Newbridge Networks Corp. .........................       77
  +5,200  Noranda, Inc. ....................................      102
   2,400  Norcen Energy Resources Ltd. .....................       32
   6,500  Northern Telecom Ltd. ............................      235
  13,800  Nova Corp. of Alberta ............................      117
   5,800  Placer Dome, Inc. ................................      152
   1,100  Potash Corp. of Saskatchewan, Inc. ...............       61
   4,000  Ranger Oil Ltd. ..................................       25
  +2,300  Renaissance Energy Ltd. ..........................       48
  +4,200  Rogers Communications ............................       49
   7,700  Royal Bank of Canada .............................      172
  10,500  Seagram Co. Ltd. .................................      361
  +1,600  Talisman Energy, Inc. ............................       30
   2,400  Teck Corp. 'B' ...................................       47
  16,400  Thomson Corp. ....................................      224
   6,300  Transcanada Pipelines Ltd. .......................       84
                                                              -------
                                                                4,240
                                                              -------
FRANCE (4.0%)
     300  Accor S.A. .......................................       40
   1,850  Alcatel Alsthom...................................      167
   1,845  AXA S.A. .........................................      100
     105  AXA S.A. RFD......................................        6
   2,300  Banque Nationale de Paris ........................      111
     100  BIC ..............................................       16
     350  Bouygues .........................................       42
     300  Carrefour S.A. ...................................      154
      85  Chargeurs S.A. ...................................       17
     249  Cie Bancaire S.A. ................................       30
   1,350  Cie Generale des Eaux ............................      150
   1,350  Cie de Financiere de Paribas 'A' .................       81
   1,000  Cie de Saint-Gobain ..............................      121
   1,950  Cie de Suez S.A. .................................      108
   3,000  Elf Aquitaine ....................................      222
   1,000  Elf Sanofi S.A. ..................................       55
     400  Eridania Beghin-Say S.A. .........................       62
     950  Etablissements Economiques du Casion
            Guichard-Perrachon .............................       28
     950  Groupe Danone RFD ................................      160
     650  Havas S.A. .......................................       51
     850  L'Air Liquide ....................................      136
   1,100  Lafarge Coppee S.A. ..............................       86
     400  Legrand S.A. .....................................       63
     750  L'Oreal ..........................................      188
     950  LVMH Moet Hennessy Louis Vuitton .................      171
     850  Lyonnaise des Eaux S.A. ..........................       80
  +1,350  Michelin (C.G.D.E.) 'B' ..........................       60
     135  Paribas S.A. RFD .................................        8
     650  Pernod-Ricard ....................................       43
    +225  Pinault S.A. .....................................       48
     250  Promodes .........................................       57

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

FRANCE (CONT.)
    +600  PSA Peugeot Citroen S.A. .........................  $    83
   3,000  Rhone-Poulenc S.A. 'A' ...........................       68
      60  Sagem ............................................       34
     130  Saint Louis ......................................       40
     650  Schneider S.A. ...................................       51
     350  Simco (Registered) ...............................       30
      60  Societe Eurafrance S.A. ..........................       20
   1,000  Societe Generale .................................      117
  +1,700  Thomson CSF S.A. .................................       38
   2,500  Total S.A. 'B' ...................................      150
                                                              -------
                                                                3,292
                                                              -------
GERMANY (2.0%)
      30  Agiv AG ..........................................       10
     110  Allianz AG Holding ...............................      197
      20  AMB Aachener & Muenchener Beteiligungs AG ........       14
      20  Asko Deutsche Kaufhaus AG ........................       12
     330  BASF AG ..........................................       70
     360  Bayer AG .........................................       89
     120  Bayer Hypotheken-und Wechsel-Bank AG .............       33
     130  Bayer Vereinsbank AG .............................       39
      25  Beiersdorf AG ....................................       20
      20  Brau und Brunnen AG ..............................        4
     270  Daimler-Benz AG ..................................      124
      50  Degussa AG .......................................       16
   2,420  Deutsche Bank AG .................................      118
    +180  Deutsche Lufthansa AG ............................       26
   2,230  Dresdner Bank AG .................................       64
      20  Heidelberger Zement AG ...........................       17
      60  Hochtief AG ......................................       34
      50  Karstadt AG ......................................       22
      30  Kaufhof Holding AG ...............................       11
     +90  Kloeckner-Humboldt-Deutz AG ......................        3
      50  Linde AG .........................................       30
      70  MAN AG ...........................................       18
     210  Mannesmann AG ....................................       64
      40  Muenchener Rueckversicherungs-Gesellschaft
            (Registered) ...................................       88
      80  Preussag AG ......................................       24
     180  RWE AG ...........................................       62
      30  SAP AG ...........................................       40
     350  Schering AG ......................................       24
     290  Siemens AG .......................................      144
    +170  Thyssen AG .......................................       32
     250  Veba AG ..........................................       98
     110  Viag AG ..........................................       43
     150  Volkswagen AG ....................................       43
                                                              -------
                                                                1,633
                                                              -------
HONG KONG (5.1%)
  18,000  Applied International Holdings Ltd................        2
  22,257  Bank of East Asia.................................       67
  84,000  Cathay Pacific Airways Ltd........................      123
  63,000  Cheung Kong Holdings Ltd..........................      312
  56,500  China Light and Power Co. Ltd.....................      291
  46,000  Chinese Estate Holdings Ltd.......................       33
  22,000  Dickson Concepts International Ltd................       13
   6,000  Giordano Holdings Ltd.............................        4
  12,000  Giordano International Ltd........................        9
  36,000  Hang Lung Development Corp........................       57
  54,600  Hang Seng Bank Ltd................................      416
  55,400  Hong Kong & China Gas Co..........................       88
  36,000  Hong Kong & Shanghai Hotels.......................       44
   5,600  Hong Kong Aircraft Engineering Co. Ltd............       15
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
 308,400  Hong Kong Telecommunications Ltd..................  $   610
 121,420  Hopewell Holdings Ltd.............................      103
 102,000  Hutchison Whampoa Ltd.............................      493
  30,000  Hysan Development Co..............................       69
  12,000  Johnson Electric Holdings Ltd.....................       24
  17,000  Miramar Hotel Investment Ltd......................       35
  44,335  New World Development Co. Ltd.....................      148
  40,000  Oriental Press Group..............................       16
  11,300  Peregrine Investment Holdings.....................       16
  30,905  Shangri-La Asia Ltd...............................       37
  46,000  Shun Tak Holdings Ltd.............................       37
  52,000  South China Morning Post..........................       31
  30,000  Stelux Holdings Ltd...............................        9
  65,000  Sun Hung Kai Properties Ltd.......................      481
  46,000  Swire Pacific Ltd. 'A'............................      351
  12,000  Television Broadcasting Ltd.......................       42
  62,000  Wharf Holdings Ltd................................      202
  10,000  Windsor Industrial................................       13
   4,280  Wing Lung Bank....................................       24
                                                              -------
                                                                4,215
                                                              -------
ITALY (2.0%)
 +10,000  Alitalia S.p.A....................................        5
  12,975  Assicurazioni Generali S.p.A......................      305
  27,000  Banca Commerciale Italiana........................       61
  +6,500  Banca Nazionale dell'Agricoltura S.p.A............        5
   8,000  Banco Ambrosiano Veneto...........................       26
   3,000  Benetton Group S.p.A..............................       30
   2,000  Burgo Cartiere S.p.A..............................       13
  36,500  Credito Italiano S.p.A............................       42
  10,000  Edison S.p.A......................................       45
  +1,000  Falck Acciaierie & Ferriere Lombarde..............        1
 +52,000  Fiat S.p.A........................................      183
  12,000  Fiat S.p.A. Di Risp (NCS).........................       26
   4,000  Fidis Finanziaria di Sviluppo S.p.A...............        9
   3,000  Impreglio S.p.A...................................        3
  12,000  Istituto Bancario San Paolo di Torina S.p.A.......       65
  +3,500  Italcementi Fabbriche Riunit S.p.A................       24
  +1,500  Italcementi S.p.A.................................        5
  11,000  Italgas...........................................       29
   2,565  La Rinascente S.p.A...............................       15
   9,500  Magneti Marelli S.p.A.............................       18
   7,800  Mediobanca S.p.A..................................       57
 +90,000  Montedison S.p.A..................................       64
+15,000.. Montedison S.p.A. Di Risp (NCS)...................        9
 +20,000  Olivetti Group....................................       20
  19,200  Parmalat Finanziaria S.p.A........................       17
 +25,000  Pirelli S.p.A.....................................       33
   4,410  R.A.S.............................................       47
   1,690  R.A.S. di Risp....................................       11
     300  Risanamento Di Napoli S.p.A.......................        4
  +1,000  Saffa S.p.A. 'A'..................................        3
   1,500  S.A.I.............................................       16
   7,500  Saipem S.p.A......................................       15
   2,000  Sasib S.p.A.......................................        9
   4,000  Sirti S.p.A.......................................       30
   7,000  SME Meridionale...................................       17
+10,000.. Snia BPD S.p.A....................................       11
 107,200  Telecom Italia S.p.A..............................      291
  25,000  Telecom Italia Di Risp S.p.A......................       53
                                                              -------
                                                                1,617
                                                              -------
JAPAN (17.7%)
   1,000  Advantest Corp....................................       38
  11,000  Ajinomoto Co., Inc................................      113
   6,000  Aoki Corp.........................................       22

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

JAPAN (CONT.)
   1,000  Aoyama Trading Co. Ltd............................  $    17
  22,000  Asahi Bank Ltd....................................      235
   5,000  Asahi Breweries Ltd...............................       58
  16,000  Asahi Chemical Industry Co. Ltd...................      105
  16,000  Asahi Glass Co....................................      177
  17,000  Bank of Tokyo.....................................      273
   5,000  Bridgestone Co....................................       74
  10,000  Canon, Inc........................................      163
   3,000  Casio Computer Co. Ltd............................       27
  11,000  Chiba Bank........................................      100
   2,000  Chiyoda Corp......................................       17
   5,000  Chugai Pharmaceutical Ltd.........................       51
  25,000  Dai Ichi Kangyo Bank..............................      451
  11,000  Dai Nippon Printing Co. Ltd.......................      175
   6,000  Daikin Industries Ltd.............................       48
  +2,000  Daishowa Paper Manufacturing Co. Ltd..............        9
   5,000  Daiwa House Industry..............................       77
  11,000  Daiwa Securities Co., Ltd.........................      116
   4,000  Ebara Corp........................................       49
   3,200  Fanuc Co..........................................      138
  25,000  Fuji Bank.........................................      504
   5,000  Fuji Photo Film Ltd...............................      118
  18,000  Fujitsu Ltd.......................................      179
   9,000  Furukawa Electric.................................       42
  11,000  Hankyu Corp.......................................       66
   6,000  Hazama-Gumi.......................................       25
  33,000  Hitachi Ltd.......................................      329
   9,000  Honda Motor Co....................................      138
  19,000  Industrial Bank of Japan..........................      495
   4,000  Ito-Yokado Co. Ltd................................      211
 +22,000  Japan Airlines Co.................................      146
  14,000  Japan Energy Corp.................................       45
   6,000  Joyo Bank.........................................       51
   6,000  Jusco Co..........................................      124
  11,000  Kajima Corp.......................................      109
   3,600  Kansai Electric Power Co..........................       97
  11,000  KAO Corp..........................................      132
 +28,000  Kawasaki Steel Corp...............................       92
  16,000  Kinki Nippon Railway..............................      140
  11,000  Kirin Brewery Co. Ltd.............................      117
 +33,000  Kobe Steel Ltd....................................       78
  11,000  Komatsu Ltd.......................................       84
  16,000  Kubota Corp.......................................      102
  11,000  Kumagai Gumi Co. Ltd..............................       46
   6,000  Kyowa Hakko Kogyo.................................       58
  16,000  Marubeni Corp.....................................       81
   5,000  Marui Co..........................................       80
  17,000  Matsushita Electric Industries Ltd................      265
  15,000  Mitsubishi Corp...................................      171
  20,000  Mitsubishi Electric Corp..........................      141
  12,000  Mitsubishi Estate Co. Ltd.........................      135
  44,000  Mitsubishi Heavy Industries Ltd...................      299
  16,000  Mitsubishi Kasei Co...............................       68
  11,000  Mitsubishi Materials Corp.........................       49
  11,000  Mitsubishi Trust and Banking Corp.................      156
  16,000  Mitsui & Co.......................................      125
 +11,000  Mitsui Engineering & Shipbuilding Co. Ltd.........       24
   9,000  Mitsui Fudosan Co. Ltd............................      103
  11,000  Mitsukoshi........................................       79
   1,200  Mochida Pharmaceutical Co. Ltd....................       18
  16,000  NEC Corp..........................................      175
   6,000  NGK Insulators Ltd................................       54
   5,000  Nippon Denso Co. Ltd..............................       91
  11,000  Nippon Express Co. Ltd............................      100
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
   6,000  Nippon Fire & Marine Insurance Co.................  $    38
   5,000  Nippon Light Metal Co.............................       23
   5,000  Nippon Meat Packers...............................       73
  16,000  Nippon Oil Co.....................................      101
  11,000  Nippon Paper Industries Co........................       71
  41,000  Nippon Steel Corp.................................      133
  16,000  Nippon Yusen Kabushiki Kaisha.....................       90
  21,000  Nissan Motor Co. Ltd..............................      134
 +32,000  NKK Corp..........................................       75
  17,000  Nomura Securities Co. Ltd.........................      297
  11,000  Obayashi Corp.....................................       85
  11,000  Odakyu Electric Railway Co........................       80
  11,000  Oji Paper Ltd.....................................      106
  33,000  Osaka Gas Co......................................      122
   6,000  Penta-Ocean Construction..........................       38
   1,000  Rohm Co...........................................       52
  27,000  Sakura Bank.......................................      282
   4,600  Sankyo Co. Ltd....................................      107
  16,000  Sanyo Electric Co. Ltd............................       79
   1,000  Secom Co..........................................       63
   1,300  Sega Enterprises..................................       46
   5,000  Sekisui House Ltd.................................       62
   3,000  Seven-Eleven Japan................................      215
  11,000  Sharp Corp........................................      145
   5,000  Shin-Etsu Chemical Co.............................       88
   8,000  Shinizu Corp......................................       77
   2,000  Shiseido Co. Ltd..................................       22
  11,000  Shizuoka Bank.....................................      137
 +11,000  Showa Denko K.K...................................       32
   3,000  Sony Corp.........................................      144
  28,000  Sumitomo Bank.....................................      485
  22,000  Sumitomo Chemical Co..............................       86
  11,000  Sumitomo Corp.....................................      100
   7,000  Sumitomo Electric Industries......................       83
   2,000  Sumitomo Forestry.................................       33
  38,000  Sumitomo Metal Industries.........................       99
   5,000  Sumitomo Metal Mining Co..........................       37
   6,000  Sumitomo Osaka Cement Co. Ltd.....................       22
  11,000  Taisei Corp., Ltd.................................       65
  11,000  Takeda Chemical Industries........................      145
  11,000  Teijin Ltd........................................       53
  11,000  Tobu Railway Co...................................       69
  17,000  Tokai Bank........................................      188
  16,000  Tokio Marine & Fire Industries....................      183
   3,000  Tokyo Dome Corp...................................       46
  12,100  Tokyo Electric Power Co...........................      371
   2,000  Tokyo Electron Ltd................................       68
  33,000  Tokyo Gas Co......................................      130
  11,000  Tokyu Corp........................................       70
   8,000  Toppan Printing Co. Ltd...........................      105
  16,000  Toray Industries, Inc.............................       99
   5,000  Toto Ltd..........................................       71
  11,000  Toyobo Ltd........................................       36
  25,000  Toyota Motor Corp.................................      495
 +11,000  Ube Industries Ltd................................       38
  11,000  Yamaichi Securities...............................       59
   5,000  Yamanuchi Pharmaceutical Co.......................      112
  11,000  Yasuda Trust & Banking............................       72
                                                              -------
                                                               14,712
                                                              -------
NETHERLANDS (4.0%)
   5,718  ABN-Amro Holdings N.V.............................      221
   1,350  Akzo Nobel........................................      161
  11,500  Elsevier N.V......................................      136
   1,100  Heineken N.V......................................      166
     578  Hoogovens N.V.....................................       23

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

NETHERLANDS (CONT.)
   5,058  Internationale Nederlanden Groep N.V..............  $   280
  +1,450  KLM Royal Dutch Airlines N.V......................       47
   2,200  Koninklijke Ahold N.V.............................       79
   8,700  Koninklijke PTT Nederland N.V.....................      313
     400  Nedlloyd Groep N.V................................       14
   1,800  N.V. Koninklijke KNP BT...........................       54
   5,800  Phillips Electronics N.V..........................      246
   9,400  Royal Dutch Petroleum Co..........................    1,148
     531  Stork N.V.........................................       14
   2,800  Unilever N.V......................................      364
   1,233  Wolters Kluwer N.V................................      109
                                                              -------
                                                                3,375
                                                              -------
SINGAPORE (3.9%)
  13,000  Amcol Holdings Ltd................................       38
  35,000  City Developments Ltd.............................      214
  10,000  Cycle & Carriage Ltd..............................       89
  37,000  DBS Land Ltd......................................      116
  29,000  Development Bank of Singapore.....................      330
   9,000  First Capital Corp................................       28
  11,000  Fraser & Neave Ltd................................      127
  28,000  Hai Sun Hup Group Ltd.............................       17
  19,000  Hotel Properties Ltd..............................       34
   8,000  Inchcape Bhd......................................       26
   5,000  Jurong Shipyard Ltd...............................       36
  23,000  Keppel Corp.......................................      188
  12,000  NatSteel Ltd......................................       25
  36,000  Neptune Orient Lines Ltd..........................       42
  39,000  Oversea-Chinese Banking Corp......................      432
   7,000  Overseas Union Enterprise Ltd.....................       43
  14,000  Parkway Holdings Ltd..............................       34
   2,000  Robinson & Co. Ltd................................        8
   8,000  Shangri-La Hotel Ltd..............................       32
  58,000  Singapore Airlines Ltd. (Foreign).................      535
  15,600  Singapore Press Holdings (Foreign)................      233
  27,000  Straits Steamship Land Ltd........................       94
  18,000  Straits Trading Co. Ltd...........................       45
  71,000  United Industrial Corp. Ltd.......................       68
  40,000  United Overseas Bank Ltd..........................      378
                                                              -------
                                                                3,212
                                                              -------
SPAIN (3.4%)
     400  Acerinox S.A......................................       49
   4,200  Argentaria S.A....................................      155
   6,800  Autopistas Concesionaria Espanola S.A.............       66
   8,100  Banco Bilbao Vizcaya (Registered).................      234
   5,300  Banco Central Hispanoamericano S.A................      112
  +3,466  Banco Espanol de Credito S.A......................       24
   5,200  Banco Santander S.A...............................      205
     700  Corporacion Financiera Alba S.A...................       36
     900  Corporacion Mapfre CIA Internacional de Reaseguros
            S.A.............................................       45
   2,600  Dragados & Construcciones S.A.....................       38
   1,950  Ebro Agricolas, Compania de Alimentacion S.A......       20
   8,900  Empresa Nacional de Electricidad S.A..............      440
    +317  Energia e Indsutrias Aragonesas...................        2
   3,500  Ercros S.A........................................        4
     850  Fabricacion de Automoviles Renault de Espana
            S.A.............................................       25
     500  Fomento de Construcciones y Contratas S.A.........       43
   1,300  Gas Natural SDG 'E'...............................      155
     200  Gines Navarro Construction Co.....................        3
  30,300  Iberdrola S.A.....................................      228
     125  Inmobiliaria Metropolitana Vasco Central S.A......        4
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
     400  Portland Vaderrivas S.A...........................  $    27
  10,800  Repsol S.A........................................      340
   1,300  Tabacalera S.A. 'A'...............................       49
  31,800  Telefonica de Espana..............................      410
  10,500  Union Electrica Fenosa S.A........................       49
  +1,400  Uralita S.A.......................................       17
   1,550  Vallehermoso S.A..................................       26
   1,000  Viscofan Industria Navarra De Envolturas
            Celulosicas S.A.................................       15
     300  Zardoya-Otis S.A..................................       31
                                                              -------
                                                                2,852
                                                              -------
SWITZERLAND (2.0%)
     +25  Adia S.A. (Bearer)................................        5
      25  Alusuisse-Lonza Holding AG (Bearer)...............       16
      50  Alusuisse-Lonza Holding AG (Registered)...........       31
      60  BBC Brown Boveri AG (Bearer)......................       62
      30  Ciba-Geigy AG (Bearer)............................       22
     160  Ciba-Geigy AG (Registered)........................      117
     800  CS Holding AG (Registered)........................       73
      10  Georg Fischer AG (Bearer).........................       14
      45  Holderbank Financiere Glaris AG (Bearer)..........       37
      30  Merkur Holding AG (Registered)....................        9
     250  Nestle S.A. (Registered)..........................      260
      10  Roche Holding AG (Bearer).........................      111
      45  Roche Holding AG-Genusshein.......................      290
      10  SGS Societe Generale de Surveillance Holding S.A.
            (Bearer)........................................       18
      25  SMH AG (Bearer)...................................       16
     100  SMH AG (Registered)...............................       14
     225  Sandoz AG (Registered)............................      155
     100  Schweizerische Rueckversicherungs-Gesellschaft
            (Registered)....................................       77
      25  Sulzer AG (Registered)............................       17
     150  Swiss Bank Corp. (Bearer).........................       53
     250  Swiss Bank Corp. (Registered).....................       44
     +25  SwissAir AG (Registered)..........................       17
     140  Union Bank of Switzerland (Bearer)................      145
     150  Union Bank of Switzerland (Registered)............       33
      50  Zurich Versicherungs-Gesellschaft (Registered)....       63
                                                              -------
                                                                1,699
                                                              -------
UNITED KINGDOM (8.7%)
  17,900  Abbey National plc ...............................      133
  13,000  Argyll Group plc .................................       69
  12,600  Arjo Wiggins Appleton plc ........................       52
   5,100  Associated British Foods plc .....................       54
  14,900  Barclays plc .....................................      160
   9,400  Bass plc .........................................       90
  30,675  BAT Industries plc ...............................      235
   6,000  BICC plc .........................................       28
  11,000  Blue Circle Industries plc .......................       49
   5,400  BOC Group plc ....................................       69
  11,000  Boots Co. plc ....................................       89
   5,000  Bowater plc ......................................       38
   7,600  BPB Industries plc ...............................       38
   4,400  British Aerospace plc ............................       39
  10,300  British Airways plc ..............................       68
  50,300  British Gas plc ..................................      232
  54,900  British Petroleum Co. plc ........................      393
  19,500  British Steel plc ................................       53
  59,600  British Telecommunications plc ...................      372
  37,200  BTR plc ..........................................      189
   2,518  Burmah Castrol plc ...............................       36
  22,300  Cable & Wireless plc .............................      153

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

UNITED KINGDOM (CONT.)
  10,600  Cadbury Schweppes plc ............................  $    77
   6,900  Caradon plc ......................................       26
   7,714  Coats Viyella plc ................................       23
   4,585  Commercial Union plc .............................       43
   4,400  Courtaulds plc ...................................       31
   3,100  De La Rue plc ....................................       46
   4,800  Eastern Group plc ................................       50
  11,100  Forte plc ........................................       40
   6,200  General Accident plc .............................       57
  33,600  General Electric plc .............................      164
   4,764  GKN plc ..........................................       49
  30,900  Glaxo Holdings plc ...............................      372
  24,200  Grand Metropolitan plc ...........................      151
  10,700  Great Universal Stores plc .......................      100
  14,575  Guardian Royal Exchange plc ......................       48
  18,300  Guinness plc .....................................      138
  53,526  Hanson plc .......................................      187
  10,700  Harrisons & Crosfield plc ........................       24
  21,151  HSBC Holdings plc ................................      273
   7,600  Imperial Chemical Industries plc .................       93
  14,991  Ladbroke Group plc ...............................       40
   6,600  Land Securities plc ..............................       64
   9,400  Lasmo plc ........................................       26
  12,674  Lloyds Bank plc ..................................      126
   7,788  Lonrho plc .......................................       18
  30,500  Marks & Spencer plc ..............................      211
   5,000  MEPC plc .........................................       30
  13,500  National Power plc ...............................       96
   5,700  North West Water plc .............................       50
   9,100  Peninsular & Oriental Steam Navigation Co. .......       84
  12,600  Pilkington plc ...................................       35
  22,677  Prudential Corp. plc .............................      121
   4,700  Rank Organisation plc ............................       30
   7,017  Redland plc ......................................       46
   8,300  Reed International plc ...........................      117
  16,500  Reuters Holdings plc .............................      138
   2,800  RMC Group plc ....................................       47
   9,400  Royal Bank of Scotland Group plc .................       64
   7,642  Royal Insurance Holdings plc .....................       38
  12,900  RTZ Corp. plc (Registered) .......................      168
  17,600  Sainsbury (J) plc ................................      124
   7,900  Scottish Power plc ...............................       41
  16,400  Sears plc ........................................       26
   5,200  Sedgwick Group plc ...............................       11
   2,800  S.G. Warburg Group plc ...........................       32
   3,800  Slough Estates plc ...............................       13
  12,800  SmithKline Beecham plc 'A' .......................      116
   3,400  Southern Electricity plc .........................       35
  11,860  Tarmac plc .......................................       21
   6,349  Taylor Woodrow plc ...............................       12
  16,825  Tesco plc ........................................       78
   6,000  Thames Water plc .................................       45
   5,300  Thorne EMI plc ...................................      110
   4,462  TI Group plc .....................................       28
  11,300  Trafalgar House plc ..............................        8
   6,800  Unilever plc .....................................      138
  11,000  Vodafone Group plc ...............................       41
   8,900  Zeneca Group plc .................................      150
                                                              -------
                                                                7,209
                                                              -------
UNITED STATES (32.8%)
   8,400  Abbott Laboratories ..............................      340
   2,700  Aluminum Co. of America ..........................      135
   5,400  American Express Co. .............................      190
   3,700  American Home Products Corp. .....................      286
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
   4,100  American International Group, Inc. ...............  $   467
  15,900  American Telephone & Telegraph Co. ...............      845
   5,700  Amoco Corp. ......................................      380
  +2,700  AMR Corp. ........................................      201
   2,000  Atlantic Richfield Co. ...........................      220
   2,700  Automatic Data Processing, Inc. ..................      170
   5,300  Banc One Corp. ...................................      171
   5,300  BankAmerica Corp. ................................      279
   4,900  Bell Atlantic Corp. ..............................      274
   5,700  BellSouth Corp. ..................................      362
   5,300  Boeing Co. .......................................      332
   5,200  Bristol-Myers Squibb Co. .........................      354
   4,500  Campbell Soup Co. ................................      221
     200  Capital Cities/ABC, Inc. .........................       22
   2,700  Caterpillar, Inc. ................................      173
   3,600  Chevron Corp. ....................................      168
   4,400  Chrysler Corp. ...................................      211
   2,700  Chubb Corp. ......................................      216
  +3,600  Cisco Systems, Inc. ..............................      182
   4,300  Citicorp .........................................      249
  11,300  Coca-Cola Co. ....................................      720
   4,800  Columbia/HCA Healthcare Corp. ....................      208
   2,700  Computer Associates International, Inc. ..........      183
   5,300  Consolidated Edison Co. of New York, Inc. ........      156
   2,700  Cooper Industries, Inc. ..........................      107
   2,700  Corning, Inc. ....................................       88
   1,900  CSX Corp. ........................................      143
   1,300  Deere & Co. ......................................      111
   3,900  Dow Chemical Co. .................................      280
   7,800  Du Pont (EI) de Nemours Co. ......................      536
   5,300  Duke Power Co. ...................................      220
   5,300  Eastman Kodak Co. ................................      321
   3,200  Eli Lilly & Co. ..................................      251
   3,500  Enron Corp. ......................................      123
   5,600  Entergy Corp. ....................................      135
  13,100  Exxon Corp. ......................................      925
   5,300  Federal National Mortgage Association ............      500
   5,300  FPL Group, Inc. ..................................      205
   2,000  Gannett Co., Inc. ................................      109
  17,000  General Electric Co. .............................      958
   8,500  General Motors Corp. .............................      399
   2,700  General Motors Corp. 'E' .........................      118
   1,600  General RE Corp. .................................      214
   2,700  Goodyear Tire & Rubber Co. .......................      111
   5,300  Hewlett-Packard Co. ..............................      395
   4,900  H.J. Heinz Co. ...................................      218
   5,200  Home Depot, Inc. .................................      211
   7,900  Intel Corp. ......................................      500
   6,000  International Business Machines Corp. ............      576
   1,800  International Game Technology ....................       28
   2,700  International Paper Co. ..........................      232
   1,500  ITT Corp. ........................................      176
   3,100  J.C. Penney Co., Inc. ............................      149
   6,000  Johnson & Johnson ................................      406
   8,000  Kmart Corp. ......................................      117
   2,700  May Department Stores Co. ........................      112
   6,600  McDonald's Corp. .................................      258
   2,700  Melville Corp. ...................................       93
  13,200  Merck & Co., Inc. ................................      647
  +5,300  Microsoft Corp. ..................................      479
   5,300  Minnesota Mining & Manufacturing Co. .............      303
   4,600  Mobil Corp. ......................................      442
   1,600  Monsanto .........................................      144
   2,700  Morgan (J.P.) & Co., Inc. ........................      189

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

  SHARES                                                        VALUE)
                                                                 (000
---------------------------------------------------------------------
  UNITED STATES (CONT.)
   6,400  Motorola, Inc. ...................................  $   430
   1,100  Nucor Corp. ......................................       59
   5,300  NationsBank Corp. ................................      284
   2,100  Norfolk Southern Corp. ...........................      141
   5,700  Norwest Corp. ....................................      164
  +4,100  Novell, Inc. .....................................       82
  +2,650  Oracle System Corp. ..............................      102
   7,700  Pacific Gas & Electric Co. .......................      223
   8,900  PepsiCo, Inc. ....................................      406
   2,800  Pfizer, Inc. .....................................      259
   8,400  Philip Morris Cos., Inc. .........................      625
   1,700  PPG Industries, Inc. .............................       73
   7,900  Procter & Gamble Co. .............................      568
  +1,400  Promus Co., Inc. .................................       55
   8,000  Public Service Enterprise Group, Inc. ............      222
   5,300  Rockwell International Corp. .....................      242
   2,700  SCE Corp. ........................................       46
   5,100  Schering-Plough Corp. ............................      225
   5,200  Sprint Corp. .....................................      175
   5,300  Sears, Roebuck & Co. .............................      317
   8,000  Southern Co. .....................................      179
   6,000  Southwestern Bell Corp. ..........................      286
   2,700  Suntrust Banks, Inc. .............................      157
   5,300  Texas Utilities Co. ..............................      182
   2,700  The Dun & Bradstreet Corp. .......................      142
   5,300  The Limited, Inc. ................................      117
   5,300  Time Warner, Inc. ................................      218
  +5,300  Toys 'R' Us, Inc. ................................      155
   4,100  Travelers, Inc. ..................................      179
   2,600  Union Pacific Corp. ..............................      144
   1,350  U.S. Healthcare, Inc. ............................       41
     338  U.S. Industries, Inc. ............................        5
   3,000  Viacom, Inc. 'B' .................................      139
  15,900  Wal-Mart Stores, Inc. ............................      425
   5,700  Walt Disney Co. ..................................      317
     800  Wells Fargo & Co. ................................      144
   8,000  Westinghouse Electric Corp. ......................      117
   5,300  Weyerhaeuser Co. .................................      250
   4,800  WMX Technologies, Inc. ...........................      136
                                                              -------
                                                               27,275
                                                              -------
TOTAL COMMON STOCKS (COST $75,752)..........................   80,493
                                                              -------
PREFERRED STOCKS (0.3%)
AUSTRALIA (0.2%)
  27,069  News Corp. Ltd. ..................................      134
                                                              -------
GERMANY (0.0%)
     100  RWE AG ...........................................       27
      20  SAP AG ...........................................       25
                                                              -------
                                                                   52
                                                              -------
ITALY (0.1%)
 +16,000  Fiat S.p.A. ......................................       35
                                                              -------
TOTAL PREFERRED STOCKS (COST $202)..........................      221
                                                              -------
  NO. OF                                                        VALUE
  RIGHTS                                                        (000)
---------------------------------------------------------------------
RIGHTS (0.0%)
AUSTRALIA (0.0%)
 *+2,719  Coca-Cola Amatil Ltd. ............................  $     3
                                                              -------
FRANCE (0.0%)
   *+664  Cie Bancaire S.A. ................................        8
                                                              -------
SPAIN (0.0%)
    +300  Zardoya-Otis S.A. ................................        3
                                                              -------
TOTAL RIGHTS (COST $0)......................................       14
                                                              -------

  NO. OF
   UNITS
--------
UNITS (0.2%)
AUSTRALIA (0.1%)
  +1,622  Westfield Trust ..................................        2
  25,700  Westfield Trust ..................................       45
                                                              -------
                                                                   47
                                                              -------
UNITED KINGDOM (0.1%)
     119  British Aerospace (1 share cumulative loan stock
            plus 1 warrant) ................................        1
  12,400  SmithKline Beecham plc (1 'B' share common plus 1
            preferred share) ...............................      110
                                                              -------
                                                                  111
                                                              -------
TOTAL UNITS (COST $139).....................................      158
                                                              -------

  NO. OF
WARRANTS
--------
WARRANTS (0.0%)
BELGIUM (0.0%)
     +61  Petrofina S.A., expiring 6/3/97 ..................        1
                                                              -------
CANADA (0.0%)
    +121  Trizec Corp., expiring 7/25/99 ...................       --
                                                              -------
HONG KONG (0.0%)
  +2,000  Applied International Holdings Ltd., expiring
            12/30/99 .......................................       --
                                                              -------
ITALY (0.0%)
    +420  R.A.S. S.p.A. Savings Shares, expiring
            12/31/97 .......................................        1
    +880  R.A.S. S.p.A., expiring 11/30/97 .................        4
                                                              -------
                                                                    5
                                                              -------
TOTAL WARRANTS (COST $4)....................................        6
                                                              -------

    FACE
  AMOUNT
   (000)
--------
CONVERTIBLE DEBENTURES (0.0%)
FRANCE (0.0%)
$     29  Sanofi 4.00%, 1/1/00 (COST $18)...................       18
                                                              -------
TOTAL FOREIGN & U.S. SECURITIES (97.4%) (COST $76,115)......   80,910
                                                              -------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

    FACE
  AMOUNT                                                        VALUE
   (000)                                                        (000)
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.4%)
 REPURCHASE AGREEMENT
 UNITED STATES
  $4,465  U.S. Trust 5.90%, dated 6/30/95, due 7/3/95, to be repurchased at $4,467, collateralized by $4,630
            United States Treasury Bills, due 7/27/95,
            valued at $4,612 (COST $4,465)..................  $ 4,465
                                                              -------
TOTAL INVESTMENT IN SECURITIES (COST $80,580)...............   85,375
                                                              -------

FOREIGN CURRENCY (0.1%)
 A$    9  Australian Dollar.................................        6
 BF  478  Belgian Franc.....................................       17
L      3  British Pound Sterling............................        5
 C$    5  Canadian Dollar...................................        4
  DM   1  Deutsche Mark.....................................        1
IL 22,189 Italian Lira......................................       13
Y  2,002  Japanese Yen......................................  $    24
 S$    6  Singapore Dollar..................................        5
 SP  842  Spanish Peseta....................................        7
  CHF  2  Swiss Franc.......................................        1
                                                              -------
TOTAL FOREIGN CURRENCY (COST $83)...........................       83
                                                              -------
TOTAL INVESTMENTS (102.9%) (COST $80,663)...................   85,458
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)...............   (2,412)
                                                              -------
Net Assets (100%)...........................................  $83,046
                                                              -------
                                                              -------

---------------
+                 --
*                 --
ADR               --
NCS               --
RFD               --

---------
+          Non-income producing securities

*          Fair valued securities -- See Note A-1

ADR        American Depositary Receipt

NCS        Non Convertible Shares

RFD        Ranked for Dividends


FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                           IN EXCHANGE              NET UNREALIZED
TO DELIVER    VALUE    SETTLEMENT       FOR        VALUE          GAIN
  (000)       (000)       DATE         (000)       (000)          (000)
----------  ---------  -----------  -----------  ---------  -----------------
$    2,616  $   2,616      7/6/95    L   1,660   $   2,642      $      26
IL   2,385          1     7/31/95    $       1           1             --
BF 126,707      4,485     4/30/96    $   4,500       4,500             15
$    2,900      2,900     4/30/96    BF 82,839       2,932             32
 Y 796,000      9,781     4/30/96    $  10,000      10,000            219
            ---------                            ---------          -----
            $  19,783                            $  20,075      $     292
            ---------                            ---------          -----
            ---------                            ---------          -----

BF     --   Belgian Franc
IL     --   Italian Lira
L      --   British Pound Sterling
Y      --   Japanese Yen

--------------------------------------------------------------------------------

     SUMMARY OF FOREIGN & U.S. EQUITY SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                                     VALUE   PERCENT OF
INDUSTRY                                             (000)   NET ASSETS
--------------------------------------------------  -------  -----------
Finance...........................................  $17,388        21.0%
Services..........................................   15,425        18.6
Consumer Goods....................................   15,364        18.5
Energy............................................   10,849        13.1
Capital Equipment.................................    9,650        11.6
Materials.........................................    8,243         9.9
Multi-Industry....................................    3,528         4.2
Mining............................................      463         0.5
                                                    -------         ---
                                                    $80,910        97.4%
                                                    -------         ---
                                                    -------         ---

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

       FACE
     AMOUNT                                                               VALUE
      (000)                                                               (000)
-------------------------------------------------------------------------------

FIXED INCOME SECURITIES (94.8%)
  AUSTRALIAN DOLLAR (2.5%)
    GOVERNMENT BOND (2.5%)
A$       600 Government of Australia 9.00%, 9/15/04.................    $   422
                                                                      ---------
BRITISH POUND STERLING (5.6%)
  GOVERNMENT BOND (5.6%)
L        600 United Kingdom 8.00%, 12/7/00..........................        946
                                                                      ---------
CANADIAN DOLLAR (3.3%)
  EUROBOND (3.3%)
C$       800 The Export-Import Bank of Japan 7.75%, 10/8/02.........        566
                                                                      ---------
DANISH KRONE (5.0%)
  GOVERNMENT BOND (5.0%)
DK     5,050 Kingdom of Denmark 7.00%, 12/15/04.....................        843
                                                                      ---------
DEUTSCHE MARK (13.4%)
  EUROBONDS (10.9%)
DM      500  Treuhandanstalt 6.25%, 7/29/99.........................        364
        850  Treuhandanstalt 6.875%, 6/11/03........................        609
      1,250  Treuhandanstalt 6.75%, 5/13/04.........................        886
                                                                      ---------
                                                                          1,859
                                                                      ---------
  GOVERNMENT BOND (2.5%)
        600  Bundesrepublik 6.50%, 7/15/03..........................        420
                                                                      ---------
  TOTAL DEUTSCHE MARK...............................................      2,279
                                                                      ---------
FINNISH MARKKA (1.4%)
  GOVERNMENT BOND (1.4%)
FM     1,000 Republic of Finland 9.50%, 3/15/04.....................        244
                                                                      ---------
FRENCH FRANC (5.5%)
  GOVERNMENT BOND (5.5%)
FF     4,800 Government of France O.A.T. 6.75%, 10/25/03............        943
                                                                      ---------
ITALIAN LIRA (3.9%)
  GOVERNMENT BOND (3.9%)
IL  1,220,000 Republic of Italy 8.50%, 8/1/99........................       661
                                                                      ---------
JAPANESE YEN (9.5%)
  EUROBONDS (9.5%)
Y     70,000 Japan Development Bank 6.50%, 9/20/01..................      1,015
     45,000  Republic of Austria 4.75%, 12/20/04....................        611
                                                                      ---------
  TOTAL JAPANESE YEN................................................      1,626
                                                                      ---------
NETHERLANDS GUILDER (5.1%)
  GOVERNMENT BONDS (5.1%)
NG      650  Government of the Netherlands 7.25%, 10/1/04...........        427
        690  Government of the Netherlands 7.00%, 6/15/05...........        444
                                                                      ---------
  TOTAL NETHERLANDS GUILDER.........................................        871
                                                                      ---------
NEW ZEALAND DOLLAR (1.9%)
  GOVERNMENT BONDS (1.9%)
NZ$     250  Government of New Zealand 6.50%, 2/15/00...............        159
        250  Government of New Zealand 8.00%, 4/15/04...............        171
                                                                      ---------
  TOTAL NEW ZEALAND DOLLAR..........................................        330
                                                                      ---------
       FACE
     AMOUNT                                                               VALUE
      (000)                                                               (000)
-------------------------------------------------------------------------------
SPANISH PESETA (3.9%)
  GOVERNMENT BONDS (3.9%)
SP    65,000 Government of Spain 10.25%, 11/30/98...................    $   517
     20,000  Government of Spain 10.30%, 6/15/02....................        154
                                                                      ---------
  TOTAL SPANISH PESETA..............................................        671
                                                                      ---------
SWEDISH KRONA (1.6%)
  GOVERNMENT BONDS (1.6%)
SK     2,000 Government of Sweden 10.25%, 5/5/00....................        272
                                                                      ---------
UNITED STATES DOLLAR (32.2%)
  EUROBOND (1.0%)
$        200 Republic of Italy 6.875%, 9/27/23......................        178
                                                                      ---------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS (31.2%)
      FEDERAL HOME LOAN MORTGAGE CORPORATION
        497  Gold 9.00%, 3/1/25.....................................        517
        350  Gold TBA 9.00%, 7/1/25.................................        365
                                                                      ---------
                                                                            882
                                                                      ---------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        247  ARM 7.00%, 1/1/25......................................        252
         97  ARM 7.50%, 1/20/25.....................................        102
        150  TBA 30 Yr 9.00%, 7/15/25...............................        157
                                                                      ---------
                                                                            511
                                                                      ---------
      U.S. TREASURY BONDS
        140  8.875%, 8/15/17........................................        175
         30  8.125%, 8/15/19........................................         35
         20  8.00%, 11/15/21........................................         23
                                                                      ---------
                                                                            233
                                                                      ---------
      U.S. TREASURY NOTES
        475  7.875%, 2/15/96........................................        481
      1,865  7.50%, 11/15/01........................................      2,001
      1,210  6.25%, 2/15/03.........................................      1,213
                                                                      ---------
                                                                          3,695
                                                                      ---------
                                                                          5,321
                                                                      ---------
TOTAL UNITED STATES DOLLAR..........................................      5,499
                                                                      ---------
TOTAL FIXED INCOME SECURITIES (COST $15,661)........................     16,173
                                                                      ---------
SHORT-TERM INVESTMENTS (4.2%)
  DEUTSCHE MARK (0.8%)
    POOLED TIME DEPOSIT (0.8%)
DM      187  ING Bank 4.75%, 7/5/95.................................        135
                                                                      ---------
UNITED STATES DOLLAR (3.4%)
  REPURCHASE AGREEMENT (3.4%)
$        586 U.S. Trust, 5.90%, dated 6/30/95, due 7/3/95, to be
               repurchased at $586, collateralized by $615 U.S.
               Treasury Bills, due 7/27/95, valued at $613..........        586
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS (COST $721)............................        721
                                                                      ---------
TOTAL INVESTMENTS (99.0%) (COST $16,382)............................     16,894
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)........................        163
                                                                      ---------
NET ASSETS (100%)...................................................    $17,057
                                                                      ---------
                                                                      ---------

---------------
ARM   --    Adjustable Rate Mortgage
TBA   --    Security is subject to delayed delivery.

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars or foreign currency as indicated below:

CURRENCY
   TO                              IN EXCHANGE
 DELIVER     VALUE    SETTLEMENT       FOR        VALUE     NET UNREALIZED
  (000)      (000)       DATE         (000)       (000)    GAIN(LOSS) (000)
---------  ---------  -----------  -----------  ---------  -----------------
 NG 1,300  $     839     7/13/95    $     821   $     822      $     (17)
 DM 1,000        725      9/6/95    $     701         701            (24)
 DK 2,800        518      9/7/95    $     508         508            (10)
A$    500        354     9/20/95    NZ$   546         362              8
           ---------                            ---------            ---
           $   2,436                            $   2,393      $     (43)
           ---------                            ---------            ---
           ---------                            ---------            ---

A$    --    Australian Dollar
DK    --    Danish Krone
DM    --    Deutsche Mark
NG    --    Netherlands Guilder
NZ$   --    New Zealand Dollar

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                    VALUE
     SHARES                                                         (000)
-------------------------------------------------------------------------
COMMON STOCKS (100.0%)
  AUSTRALIA (0.0%)
    +79,500  Odin Mining & Investment Co. Ltd. ................  $     24
                                                                 --------
  CHINA (2.0%)
    396,000  China Merchants Shokou Port Services 'B' .........       215
   *630,000  Chiwan Petroleum Supply 'B' ......................       230
     30,000  Jilin Chemical Industrial Co. ADR ................       578
    709,800  Jinqiao Export Processing Zone Development Co.
               Ltd. 'B' .......................................       341
  5,519,000  Maanshan Iron & Steel Co. Ltd. ...................     1,155
     59,000  Shandong Huaneng Power Co. Ltd. ..................       450
    568,100  Shanghai Diesel Engine Co. Ltd. 'B' ..............       352
    315,000  Shanghai Erfanji Co. Ltd. 'B' ....................        47
    500,000  Shanghai Industrial Sewing Machine Co. Ltd. ......        92
    215,670  Shanghai Jin Jiang Tower 'B' .....................        69
  1,000,000  Shanghai Narcissus Electric Appliances Industrial
               Co. Ltd. 'B' ...................................       260
      8,800  Shanghai Petrochemical Co. ADR ...................       276
    608,000  Shanghai Phoenix Bicycle 'B' .....................       131
   +221,000  Shanghai Refrigerator Compressor Co. Ltd. 'B' ....        79
    335,500  Shanghai Tire & Rubber 'B' .......................       101
     75,000  Shanghai Yaohua Pilkington Glass 'B' .............        75
     81,400  Shenzhen Chiwan Wharf Holdings 'B' ...............        41
 *1,100,000  Shenzhen North Jainshe Motorcycle ................       533
  3,670,000  Yizheng Chemical Fibre Co. 'H' ...................     1,281
                                                                 --------
                                                                    6,306
                                                                 --------
  HONG KONG (27.2%)
  8,020,000  Charoen Pokphand Co. .............................     2,824
  2,665,000  Cheung Kong Holdings Ltd. ........................    13,191
    593,000  China Light & Power Co. Ltd. .....................     3,050
  1,769,000  Citic Pacific Ltd. ...............................     4,447
 12,056,000  Guangdong Investments Ltd. .......................     6,583
  2,822,000  Harbin Power Equipment Co. .......................       903
    861,000  Hong Kong Electric Holdings ......................     2,926
    628,756  Hong Kong & Shanghai Bank ........................     8,065
  6,030,800  Hong Kong Telecommunications Ltd. ................    11,925
  2,698,000  Hopewell Holdings Ltd. ...........................     2,284
  2,108,000  Hutchison Whampoa Ltd. ...........................    10,189
  1,645,000  New World Development Co. Ltd. ...................     5,474
    430,000  Peregrine Investment Holdings ....................       611
    300,000  Sum Cheong International .........................       171
    601,100  Sun Hung Kai Properties Ltd. .....................     4,447
    795,300  Swire Pacific Ltd. 'A' ...........................     6,064
    972,000  Varitronix International Ltd. ....................     1,702
    554,000  Wharf Holdings Ltd. ..............................     1,808
                                                                 --------
                                                                   86,664
                                                                 --------
  INDIA (0.8%)
     38,000  Grasim Industries Ltd. GDR .......................       912
     49,000  Hindalco Industries Ltd. .........................     1,421
                                                                 --------
                                                                    2,333
                                                                 --------
  INDONESIA (6.6%)
   *300,000  Asiana Imi Industries (Foreign) ..................       128
   *504,000  Bank International Indonesia (Foreign) ...........     1,556
   *770,000  Barito Pacific Timber (Foreign) ..................     1,106
 *5,600,000  Bimantara Citra ..................................     3,143
   *594,000  Charoen Pokphand Co. Ltd.(Foreign) ...............     1,294
   *375,000  Duta Pertiwi (Foreign) ...........................       379
   *462,000  Indocement Tunggal (Foreign) .....................     1,815
   *763,500  Indosat (Foreign) ................................     2,897
   *393,000  Kalbe Farma (Foreign) ............................     1,800
                                                                    VALUE
     SHARES                                                         (000)
-------------------------------------------------------------------------
   *378,500  Kermika Indonesia Associasi (Foreign) ............  $    510
 *1,000,000  Ometraco (Foreign) ...............................       719
   *962,400  Sona Topas Tourism Industry (Foreign) ............     1,296
   *311,000  Sorini Corp. (Foreign) ...........................     1,487
 *1,375,000  Ultra Jaya Milk IDR (Foreign) ....................     1,235
   *679,000  United Tractors (Foreign) ........................     1,448
                                                                 --------
                                                                   20,813
                                                                 --------
  KOREA (3.6%)
     49,560  Hyundai Engineering & Construction Co. ...........     2,307
     40,000  Korea Electric Power .............................     1,498
      *+900  Korea Mobile Telecommunications Corp. ............       949
     69,600  Pohang Iron & Steel Ltd. .........................     2,053
    *11,870  Samsung Electronics Co. ..........................     2,445
    #10,000  Samsung Electronics Co. GDR (New) ................       962
       #991  Samsung Electronics Co. GDS ......................        71
    #23,958  Samsung Electronics Co. GDS (Euro 1/2
               non-voting).....................................     1,264
                                                                 --------
                                                                   11,549
                                                                 --------
  MALAYSIA (21.9%)
    758,000  Bandar Raya Developments Bhd. ....................     1,648
    822,000  Genting Bhd. .....................................     8,126
    794,000  Land & General Bhd. ..............................     2,654
    420,000  Magnum Corp. Bhd. ................................       982
  1,495,500  Malayan Banking Bhd. .............................    11,839
  1,038,000  Malaysian International Shipping (Foreign) .......     3,044
  1,317,000  Malaysian Resources Corp. Bhd. ...................     2,323
    479,000  Mulpha International Bhd. ........................       582
  2,570,000  Renong Bhd. ......................................     4,786
  1,215,000  Resorts World Bhd. ...............................     7,127
    650,000  Sime Darby Bhd. ..................................     1,813
  1,024,000  Tan & Tan Development ............................     1,277
    233,000  Tanjong plc ......................................       803
   +564,000  Technology Resources Industries ..................     1,619
  1,171,000  Telekom Malaysia Bhd. ............................     8,886
  1,264,000  Tenaga Nasional Bhd. .............................     5,159
    460,000  Time Engineering Bhd. ............................     1,547
    864,000  United Engineers Bhd. ............................     5,493
                                                                 --------
                                                                   69,708
                                                                 --------
  PAKISTAN (0.2%)
      7,200  Pakistan Telecommunications ......................       731
                                                                 --------
  PHILIPPINES (5.9%)
   +321,200  Aboitiz Equity Ventures ..........................        65
    860,600  Ayala Corp. 'B' ..................................       960
  1,408,125  Ayala Land, Inc. 'B' .............................     1,626
  #+289,440  Benpres Holdings Corp. GDR .......................     2,460
  7,638,000  JG Summit Holding 'B' ............................     2,273
    402,465  Manilla Electric 'B' .............................     3,231
  4,981,500  Petron Corp. .....................................     3,218
     15,500  Philippine Long Distance Telephone Co. ...........     1,108
      9,800  Philippine Long Distance Telephone Co. ADR .......       703
     59,678  Philippine National Bank 'B' .....................       695
  *+228,000  Pilipino Telephone Corp. .........................       179
    289,380  San Miguel Corp. 'B' .............................     1,201
 +4,304,300  SM Prime Holdings, Inc. ..........................     1,180
                                                                 --------
                                                                   18,899
                                                                 --------
  SINGAPORE (14.8%)
    260,000  British-American Tobacco .........................     1,186
    871,800  City Developments Ltd. ...........................     5,334

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

-------------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                    VALUE
     SHARES                                                         (000)
-------------------------------------------------------------------------
  SINGAPORE (CONT.)
    749,000  DBS Land Ltd. ....................................  $  2,347
    421,500  Development Bank of Singapore ....................     4,796
    237,000  Fraser & Neave Ltd. ..............................     2,730
     87,500  Jurong Engineering Ltd. ..........................       513
    658,000  Keppel Corp. .....................................     5,368
    696,666  Oversea-Chinese Banking Corp. ....................     7,727
    195,000  Overseas Union Bank Ltd. .........................     1,228
    391,000  Sembawang Corp. Ltd. .............................     2,378
    115,000  Singapore Airlines Ltd. (Foreign) ................     1,062
    200,400  Singapore Press Holdings (Foreign) ...............     2,997
  1,964,000  Singapore Technologies Industrial Corp. ..........     2,979
    400,000  Straits Steamship Land Ltd. ......................     1,385
    561,000  Straits Trading Co. Ltd. .........................     1,405
    397,000  United Overseas Bank Ltd. ........................     3,750
                                                                 --------
                                                                   47,185
                                                                 --------
  TAIWAN (2.4%)
   +612,000  Advanced Semiconductor Engineering, Inc. .........     1,777
   +738,000  Taiwan Semiconductor Co. .........................     3,586
   +445,000  United Micro Electronics Corp. Ltd. ..............     2,283
                                                                 --------
                                                                    7,646
                                                                 --------
  THAILAND (14.6%)
     24,300  Advanced Information Services Co. Ltd. ...........       360
     69,800  Advanced Information Services Co. Ltd.
               (Foreign) ......................................     1,035
    677,300  Bangkok Bank Co. Ltd. (Foreign) ..................     7,463
    144,300  Charoen Pokphand Feedmill Co. Ltd. (Foreign) .....       859
     13,800  Charoen Popkhand Feedmill Co. Ltd. ...............        84
    752,044  Finance One Co. Ltd. (Foreign) ...................     5,545
    239,400  International Engineering Co. ....................     1,794
     69,400  Land & House Co. Ltd. (Foreign) ..................     1,462
    207,800  National Finance & Securities Co. Ltd.
               (Foreign) ......................................     1,027
    201,600  Phatra Thanakit Co. Ltd. (Foreign) ...............     1,682
     96,000  Shinawatra Computer Co. Ltd. .....................     2,380
     53,000  Siam Cement Co. Ltd. (Foreign) ...................     3,384
    315,500  Siam Commercial Bank Co. Ltd. ....................     3,016
  1,500,000  Telecomasia Co. Ltd. (Foreign) ...................     5,621
    511,200  Thai Farmer's Bank Co. ...........................     4,887
    466,400  Thai Telephone & Telecommunications ..............     3,817
     92,000  United Communication Industry (Foreign) ..........     1,386
    403,000  Wongpaitoon Footwear Co. Ltd. (Foreign) ..........       620
                                                                 --------
                                                                   46,422
                                                                 --------
TOTAL COMMON STOCKS (COST $289,705)............................  318,280
                                                                 --------

     NO. OF                                                         VALUE
     RIGHTS                                                         (000)
-------------------------------------------------------------------------
RIGHTS (0.0%)
  INDONESIA (0.0%)
  *+400,000  Ometraco, expiring 8/29/95 .......................  $     --
                                                                 --------
*+1,924,800  Sona Topas Tourism Industry, expiring 7/13/95 ....        --
                                                                 --------
TOTAL RIGHTS (COST $0).........................................        --
                                                                 --------
     NO. OF
      UNITS
-----------
UNITS (0.1%)
  INDIA (0.1%)
     34,000  SIV Industries Ltd. (3 GDR's + 1 Warrant) (COST
               $649) ..........................................       357
                                                                 --------
     NO. OF
   WARRANTS
-----------
WARRANTS (0.0%)
  THAILAND (0.0%)
  *+132,200  National Finance & Securities Co. Ltd., expiring
               11/15/99 (COST $0) .............................        --
                                                                 --------
TOTAL FOREIGN SECURITIES (100.1%) (COST $290,354)..............   318,637
                                                                 --------
       FACE
     AMOUNT
      (000)
-----------
SHORT-TERM INVESTMENT (0.3%)
  REPURCHASE AGREEMENT
  UNITED STATES
$        883 U.S. Trust, 5.90%, dated 6/30/95, due 7/3/95, to
               be repurchased at $883, collateralized by $920
               United States Treasury Bills, due 7/27/95,
               valued at $916 (COST $883) .....................       883
                                                                 --------
TOTAL INVESTMENT IN SECURITIES (COST $291,237).................  319,520
                                                                 --------
FOREIGN CURRENCY (0.0%)
HK$     213  Hong Kong Dollar .................................        27
 MYR      4  Malaysian Ringgit ................................         2
S$        70 Singapore Dollar .................................        50
T$       519 Taiwan Dollar ....................................        20
                                                                 --------
TOTAL FOREIGN CURRENCY (COST $99)..............................  99
                                                                 --------
TOTAL INVESTMENTS (100.4%) (COST $291,336).....................  319,619
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)..................   (1,455)
                                                                 --------
NET ASSETS (100%)..............................................  $318,164
                                                                 --------
                                                                 --------

---------------
+      --  Non income producing securities
*      --  Fair valued securities -- See Note A-1
#      --  144A Security -- Certain conditions for public
           sale may exist
ADR    --  American Depositary Receipt
GDR    --  Global Depositary Receipt
GDS    --  Global Depositary Shares
IDR    --  International Depositary Receipt

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

INDUSTRY                                   VALUE        PERCENTAGE OF
-----------------------------------        (000)           NET ASSETS
                                        --------     ----------------
Banking............................     $ 56,141              17.6   %
Real Estate........................       51,417              16.2
Telecommunications.................       40,699              12.8
Services...........................       39,294              12.3
Multi-Industry.....................       34,572              10.9
Capital Equipment..................       30,291               9.5
Materials..........................       21,128               6.6
Energy.............................       18,974               6.0
Consumer Goods.....................       15,244               4.8
Financial Services.................       10,877               3.4
                                        --------             -----
                                        $318,637             100.1   %
                                        --------             -----
                                        --------             -----

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

COMMON STOCKS (91.8%)
  AEROSPACE (3.1%)
  24,400  AAR Corp..........................................  $   436
  10,800  Thiokol Corp......................................      327
  45,200  United Industrial Corp............................      322
                                                              -------
                                                                1,085
                                                              -------
  BANKING (9.4%)
  12,700  First Security Corp...............................      356
  16,000  Greenpoint Financial Corp.........................      378
  12,700  Onbankcorp., Inc..................................      360
  22,000  Peoples Heritage Financial Group, Inc.............      330
  11,200  Standard Federal Bank.............................      377
  18,120  Summit Bancorp., Inc..............................      385
   9,000  Union Bank of San Francisco.......................      380
  13,000  Union Planters Corp...............................      348
  14,000  Washington Mutual, Inc............................      328
                                                              -------
                                                                3,242
                                                              -------
  BUILDING (3.3%)
  10,200  Ameron, Inc.......................................      370
  31,000  Gilbert Associates, Inc. 'A'......................      403
  15,200  Pratt & Lambert, Inc..............................      355
                                                              -------
                                                                1,128
                                                              -------
  CAPITAL GOODS (2.8%)
  13,600  Binks Manufacturing Corp..........................      345
  19,400  Cascade Corp......................................      310
  13,900  Starret (L.S.) Co. 'A'............................      315
                                                              -------
                                                                  970
                                                              -------
  CHEMICALS (3.8%)
  20,400  Aceto Corp........................................      301
  16,500  Dexter Corp.......................................      390
  14,700  LeaRonal, Inc.....................................      310
  18,400  Quaker Chemical Corp..............................      299
                                                              -------
                                                                1,300
                                                              -------
  COMMUNICATIONS (1.1%)
  18,500  Comsat Corp.......................................      363
                                                              -------
  CONSUMER--DURABLES (3.1%)
  17,900  Arvin Industries, Inc.............................      400
  23,320  Knape & Vogt Manufacturing Co.....................      350
  21,000  Oneida Ltd........................................      310
                                                              -------
                                                                1,060
                                                              -------
  CONSUMER--RETAIL (6.3%)
  19,200  CPI Corp..........................................      367
   4,620  Dave & Busters, Inc...............................       92
  27,100  Deb Shops, Inc....................................       88
  23,100  Edison Brothers Stores............................      277
  14,300  Guilford Mills, Inc...............................      348
  29,000  Ross Stores, Inc..................................      341
   9,100  Springs Industries, Inc. 'A'......................      339
  33,000  Venture Stores, Inc...............................      326
                                                              -------
                                                                2,178
                                                              -------
  CONSUMER--STAPLES (4.0%)
   9,798  Block Drug Co. 'A'................................      331
  19,000  Coors (Adolph) 'B'................................      311
  15,300  International Multifoods Corp.....................      344
  23,400  Nash Finch Co.....................................      380
                                                              -------
                                                                1,366
                                                              -------
ENERGY (2.0%)
  13,700  Diamond Shamrock, Inc.............................  $   353
  13,800  Ultramar Corp.....................................      348
                                                              -------
                                                                  701
                                                              -------
FINANCIAL--DIVERSIFIED (3.2%)
  10,900  FINOVA Group, Inc.................................      381
   8,100  GATX Corp.........................................      382
  22,900  Manufactured Home Communities, Inc................      352
                                                              -------
                                                                1,115
                                                              -------
HEALTH CARE (4.0%)
  12,700  Beckman Instruments, Inc..........................      354
  19,000  Bindley Western Industries, Inc...................      301
  52,600  Kinetic Concepts, Inc.............................      375
  18,500  United Wisconsin Services, Inc....................      370
                                                              -------
                                                                1,400
                                                              -------
INDUSTRIAL (5.6%)
   9,500  American Filtrona Corp............................      280
   6,900  Barnes Group, Inc.................................      278
  28,100  Gencorp, Inc......................................      302
  28,100  Kaman Corp. 'A'...................................      358
  27,600  Zero Corp.........................................      414
  15,700  Zurn Industries Inc...............................      314
                                                              -------
                                                                1,946
                                                              -------
INSURANCE (5.3%)
  12,100  Argonaut Group, Inc...............................      384
  20,000  Enhance Financial Services Group..................      387
  15,600  Provident Life & Accident Insurance Co............      363
  10,600  Selective Insurance Group, Inc....................      350
   8,900  US Life Corp......................................      358
                                                              -------
                                                                1,842
                                                              -------
METALS (2.2%)
   5,300  Carpenter Technology Corp.........................      361
  10,300  Cleveland-Cliffs Iron Co..........................      397
                                                              -------
                                                                  758
                                                              -------
PAPER & PACKAGING (3.0%)
  11,300  Ball Corp.........................................      394
   7,700  Potlatch Corp.....................................      321
  18,600  Sealright Co., Inc................................      312
                                                              -------
                                                                1,027
                                                              -------
SERVICES (11.0%)
  15,400  ABM Industries, Inc...............................      356
  15,600  Angelica Corp.....................................      390
  19,300  Bowne & Co........................................      331
  22,200  Cross A.T. Co. 'A'................................      330
  28,900  Handleman Co......................................      278
  37,500  Jackpot Enterprises, Inc..........................      380
  11,400  National Service Industries, Inc..................      329
  17,100  New England Business Services, Inc................      338
  40,500  Piccadilly Cafeterias, Inc........................      354
  26,500  Russ Berrie & Co., Inc............................      368
   9,200  Wallace Computer Services, Inc....................      353
                                                              -------
                                                                3,807
                                                              -------
TECHNOLOGY (9.7%)
  18,000  Augat, Inc........................................      369
   6,900  Avnet, Inc........................................      334
  35,000  Core Industries, Inc..............................      376

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

  TECHNOLOGY (CONT.)
  15,400  Cubic Corp........................................  $   346
  21,000  Gerber Scientific, Inc............................      352
  15,000  Joslyn Corp.......................................      394
  13,100  MTS Systems Corp..................................      354
  20,900  National Computer Systems, Inc....................      434
  18,500  Scitex Corp.......................................      398
                                                              -------
                                                                3,357
                                                              -------
TRANSPORTATION (2.3%)
  18,600  Overseas Shipholding Group, Inc...................      386
  17,800  SkyWest, Inc......................................      403
                                                              -------
                                                                  789
                                                              -------
UTILITIES (6.6%)
  13,600  Central Hudson Gas & Electric Corp................      367
   8,500  Commonwealth Energy Systems.......................      321
  11,000  Eastern Entreprises...............................      329
  17,100  Oneok, Inc........................................      366
   9,400  Orange & Rockland Utilities, Inc..................      317
   6,500  SJW Corp..........................................      233
  20,600  Washington Water Power Co.........................      330
                                                              -------
                                                                2,263
                                                              -------
TOTAL COMMON STOCKS (COST $29,742)..........................   31,697
                                                              -------

    FACE
  AMOUNT                                                        VALUE
   (000)                                                        (000)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.7%)
  REPURCHASE AGREEMENT
$   2,677 U.S. Trust 5.90%, dated 6/30/95, due 7/3/95, to be
            repurchased at $2,678, collateralized by $2,695
            United States Treasury Bills, due 7/20/95,
            valued at $2,687 (COST $2,677)..................  $ 2,677
                                                              -------
TOTAL INVESTMENTS (99.5%) (COST $32,419)....................  34,374
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)................      168
                                                              -------
NET ASSET VALUE (100%)......................................  $34,542
                                                              -------
                                                              -------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

---------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------
FIXED INCOME SECURITIES (100.0%)
  CORPORATE BONDS (23.9%)
    UNITED STATES (23.9%)
$        500  AES Corp. 9.75%, 6/15/00 .........................  $    511
         500  Armco, Inc. 9.375%, 11/1/00 ......................       481
       ++200  Columbia Gas Systems, Inc. 10.50%, 6/1/12 ........       292
         500  Comcast Corp. 9.50%, 1/15/08 .....................       501
       1,000  Marcus Cable Co. 0.00% to 6/15/00, 14.25% to
                12/15/05 .......................................       533
         500  Owens Illinois, Inc. 10.50%, 6/15/02 .............       519
         300  Plastic Specialties & Technologies, Inc. 11.25%,
                12/1/03 ........................................       282
         500  Primark Corp. 8.75%, 10/15/00 ....................       488
         500  Sherritt, Inc. 10.50%, 3/31/14 ...................       486
        #350  Six Flags Theme Park, Inc. 0.00% to 6/15/98,
                12.25% to 6/1/05 ...............................       254
         500  Tracor, Inc. 10.875%, 8/15/01 ....................       513
         518  Trump Taj Mahal PIK 11.35%, 11/15/99 .............       411
         500  Viacom International Subordinate Note 8.00%,
                7/7/06 .........................................       487
        #150  Weirton Steel 10.75%, 6/1/05 .....................       142
         500  Westpoint Stevens, Inc. 9.375%, 12/15/05 .........       484
                                                                  --------
  TOTAL CORPORATE BONDS (COST $6,286)...........................     6,384
                                                                  --------
  EUROBONDS (57.8%)
    ARGENTINA (1.3%)
        #400  Transport de Gas del Sur 7.75%, 12/23/98 .........       354
                                                                  --------
    BRAZIL (27.5%)
       1,300  Ceval Overseas Ltd. 10.75%, 7/11/96 ..............     1,300
      #1,000  Compania Brasil de Projertos 12.50%, 12/22/97 ....       972
      +++780  Federal Republic of Brazil 'C' Bond PIK 8.00%,
                4/15/14 ........................................       385
    +++2,000  Federal Republic of Brazil New Money Bond 7.31%,
                4/15/09 ........................................     1,078
      #1,000  Iochpe Maxion S.A. 12.375%, 11/8/02 ..............       880
       1,500  Klabin Fabricadora Papel 10.00%, 12/20/01 ........     1,357
       1,750  Minas Gerais 'B' 8.25%, 2/10/00 ..................     1,365
                                                                  --------
                                                                     7,337
                                                                  --------
    BULGARIA (4.7%)
    +++3,000  Bulgaria IAB 7.56%, 7/28/11 ......................     1,268
                                                                  --------
    ECUADOR (4.2%)
    +++2,250  Republic of Ecuador 7.25%, 2/28/25 ...............     1,119
                                                                  --------
    MEXICO (9.4%)
       1,500  Cemex S.A. 8.875%, 6/10/98 .......................     1,297
        #200  Cemex S.A. 9.50%, 9/20/01 ........................       156
         500  Empresas La Moderna 10.25%, 11/12/97 .............       455
        #216  MC-Cuernavaca Trust 9.25%, 7/25/01 ...............       158
         750  Mexico Par Bond 'B' (Value Recovery Rights
                Attached) 6.25%, 12/31/19 ......................       457
                                                                  --------
                                                                     2,523
                                                                  --------
    NIGERIA (5.0%)
       3,000  Central Bank of Nigeria (Warrants Attached) 6.25%,
                11/15/20 .......................................     1,328
                                                                  --------
    VENEZUELA (5.7%)
    +++3,000  Republic of Venezuela 'B' (Oil Warrants Attached)
                6.75%, 3/31/20 .................................     1,511
                                                                  --------
        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------
  TOTAL EUROBONDS (COST $15,585)................................  $ 15,440
                                                                  --------
  LOAN AGREEMENTS (8.9%)
    MOROCCO (2.2%)
$   p+++1,000 Kingdom of Morocco Restructuring and Consolidation
                Agreement 'A' 1990 7.38%, 1/1/09 (Participation:
                Salomon Brothers)...............................       589
                                                                  --------
    RUSSIA (6.7%)
  ++/+++5,500 Bank for Foreign Economic Affairs.................     1,787
                                                                  --------
  TOTAL LOAN AGREEMENTS (COST $2,316) ..........................     2,376
                                                                  --------
  YANKEE BONDS (9.4%)
    ARGENTINA (1.2%)
        #350  Bridas Corp. 12.50%, 11/15/99 ....................       313
                                                                  --------
    INDONESIA (0.6%)
         150  Polysindo Eka Perkasa 13.00%, 6/15/01 ............       152
                                                                  --------
    MEXICO (5.9%)
      #1,500  Petro Mexicanos 8.625%, 12/1/23 ..................     1,018
         800  Tolmex S.A. 8.375%, 11/1/03 ......................       566
                                                                  --------
                                                                     1,584
                                                                  --------
    UNITED STATES (1.7%)
         500  Algoma Steel, Inc. 12.375%, 7/15/05 ..............       460
                                                                  --------
  TOTAL YANKEE BONDS (COST $2,552) .............................     2,509
                                                                  --------
TOTAL FIXED INCOME SECURITIES (COST $26,739) ...................    26,709
                                                                  --------

      NO. OF
       UNITS
------------
UNITS (0.4%)
  UNITED STATES (0.4%)
        #100  Gulf States Steel ($1 million 1st Mortgage Note +
                1 Warrant) 13.50%, 4/15/03 (COST $100) .........        97
                                                                  --------

TOTAL INVESTMENTS IN SECURITIES (COST $26,839)..................    26,806
                                                                  --------

        FACE
      AMOUNT
       (000)
------------
SHORT-TERM INVESTMENT (26.2%)
  REPURCHASE AGREEMENT
  UNITED STATES
$       6,983 U.S. Trust 5.90%, dated 6/30/95, due 7/3/95 to be
                repurchased at $6,986, collateralized by $7,235
                U.S. Treasury Bills, due 7/27/95, valued at
                $7,207 (COST $6,983) ...........................     6,983
                                                                  --------
TOTAL INVESTMENTS (126.6%) (COST $33,822).......................    33,789
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.6%)..................    (7,090)
                                                                  --------
NET ASSETS (100%)...............................................  $ 26,699
                                                                  --------
                                                                  --------

---------------

++    --   Non-income producing securities -- in
           default
+++   --   Variable or floating rate securities --
           rate disclosed is as of June 30, 1995.
#     --   144A Security -- Certain conditions for
           public sale may exist.
IAB   --   Interest Arrears Bond
PIK   --   Payment-in-kind. Income may be received
           in additional securities or cash at the
           discretion of the issuer.
p     --   Participation interests were acquired
           through the financial institutions
           indicated parenthetically.

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

---------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

         SUMMARY OF FIXED INCOME SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                                     PERCENT
                                           VALUE      OF NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Foreign Government Bonds................  $  7,146        26.8%
Consumer Goods..........................     3,748        14.0
Energy..................................     3,343        12.5
Materials...............................     3,306        12.4
Loan Agreements.........................     2,376         8.9
Capital Equipment.......................     1,904         7.1
Telecommunications......................     1,520         5.7
Metals..................................     1,083         4.1
Services................................     1,153         4.3
Industrial..............................       972         3.6
Finance.................................       158         0.6
                                          --------   --------
                                          $ 26,709       100.0%
                                          --------   --------
                                          --------   --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

---------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                         VALUE
     SHARES                                              (000)
--------------------------------------------------------------
COMMON STOCKS (60.2%)
  ARGENTINA (8.9%)
      1,851  Banco del Sud Argentina ..............  $      11
   +126,607  Banco del Suquia S.A. 'B' ............        184
        395  Buenos Aires Embotelladora ADR .......         10
     14,900  Capex S.A. 'A' .......................        116
    #22,865  Capex S.A. ADR .......................        352
     23,610  CIADEA (Renault) .....................        115
     13,545  Quilmes Industrial ...................        264
                                                     ---------
                                                         1,052
                                                     ---------
  BRAZIL (18.8%)
 25,550,000  Acesita ..............................        166
     15,119  Brahma ...............................          5
  6,340,820  Cia Energetica de Sao Paulo ..........        207
  1,108,000  Cia Paulista De Forca e Luz ..........         55
  9,400,000  Cia Siderurgica Nacional .............        214
     #6,313  Cemig GDR ............................        123
  1,770,000  Eletrobras ...........................        461
      8,300  Eletrobras ADR .......................        112
    305,000  Light ................................         96
    #15,930  Rhodia-Ster S.A. GDR .................        223
  4,600,000  Telebras .............................        131
      6,300  Telebras ADR .........................        208
  1,303,000  Telesp ...............................        166
     #3,907  Usiminas ADR .........................         43
                                                     ---------
                                                         2,210
                                                     ---------
  CHILE (2.6%)
      7,915  Empresa Nacional de Electricidad
               ADR ................................        210
      5,000  Maderas y Sinteticos S.A. ADR ........         94
                                                     ---------
                                                           304
                                                     ---------
  MEXICO (26.9%)
      9,600  ALFA S.A. de C.V. ....................        117
    +56,800  Apasco S.A. de C.V. ..................        225
     96,270  Banacci 'B' ..........................        148
    106,588  Banacci 'L' ..........................        162
    #24,080  Cemex ADR ............................        164
     19,400  Cemex 'CPO' ..........................         67
     16,150  Empresas ICA Sociedad Controladora
               S.A. de C.V. .......................        166
    186,250  FEMSA 'B' ............................        435
     #4,300  Grupo Carso S.A. ADR .................         47
   +157,000  Grupo Financiero Bancomer 'B' ........         46
    +37,015  Grupo Financiero Bancomer 'L' ........         10
    #49,790  Grupo Financiero Bancomer ADS ........        299
   +107,000  Grupo Financiero Probursa 'C' ........         47
    +12,950  Grupo Mexicano de Desarollo 'B'
               ADR ................................         50
     +5,000  Grupo Simec S.A. de C.V. 'B' ADR .....         49
     #9,550  Hylsamex ADR .........................        174
      8,275  Pan American Beverages, Inc. 'A' .....        248
     30,450  Sidek 'B' ............................         27
     10,660  Telefonos de Mexico 'L' ADR ..........        316
     89,450  Tolmex 'B2' ..........................        349
     +1,150  Tribasa ADR ..........................         10
                                                     ---------
                                                         3,156
                                                     ---------

                                                         VALUE
     SHARES                                              (000)
--------------------------------------------------------------

  PERU (3.0%)
     67,600  Banco de Credito del Peru 'C' ........  $     119
    136,061  Telefonica del Peru 'B' ..............        232
                                                     ---------
                                                           351
                                                     ---------
TOTAL COMMON STOCKS (COST $7,930)..................  7,073
                                                     ---------
PREFERRED STOCKS (36.2%)
  BRAZIL (36.2%)
    670,000  Acesita ..............................          5
 60,940,000  Banco Bradesco .......................        516
  2,790,000  Banco Nacional .......................         54
 15,950,000  Banco do Brasil ......................        191
  3,940,000  Banco do Estado ......................         22
        164  Bardella S.A. ........................         25
 +1,134,700  Brahma ...............................        372
    293,000  Brasmotor S.A. .......................         54
    800,000  Cemig ................................         16
     #3,539  Cemig ADR ............................         70
   +181,000  Centrais Eletricas de Santa Catarina
               'B' ................................        146
     65,400  Cia Energetica de Sao Paulo ..........          3
  6,040,000  Cia Paulista de Forca e Luz ..........        199
     20,000  Confab Industrial S.A. ...............         15
    400,000  Coteminas ............................        126
  3,200,000  Continental 2001 .....................         69
    144,064  Dixie Lalekla S.A. ...................        113
    939,000  Eletrobras 'B' .......................        250
  1,639,100  Itaubanco ............................        499
  8,166,000  Lojas Renner .........................        138
     85,000  Multibras S.A. .......................         70
  4,528,000  Petrobras ............................        384
 49,500,000  Refripar .............................         96
 10,000,000  Tec Toy Industria Brinquedos .........          6
  5,889,383  Telebras .............................        194
  1,867,000  Telesp ...............................        231
 62,800,000  Usiminas .............................         71
  1,080,000  Vale do Rio Doce .....................        163
   +325,000  WEG S.A. .............................        148
                                                     ---------
TOTAL PREFERRED STOCKS (COST $4,733)...............  4,246
                                                     ---------
PURCHASED OPTIONS (0.0%)
  BRAZIL (0.0%)
 +4,000,000  Cia Paulista De Forza e Luz call,
               expiring 10/16/95, strike price BR
               70.00 (COST $0).....................          6
                                                     ---------

     NO. OF
     RIGHTS
      (000)
-----------
RIGHTS (0.0%)
  BRAZIL (0.0%)
*+1,100,455  Banco Bradesco (COST $0).............          1
                                                    ---------

       FACE
     AMOUNT
      (000)
-----------
CONVERTIBLE DEBENTURES (3.2%)
  COLOMBIA (3.2%)
 $     #500  Banco de Colombia 5.20%, 2/1/99 (COST
               $489) .............................        380
                                                    ---------
TOTAL FOREIGN SECURITIES (99.6%) (COST $13,152)...     11,706
                                                    ---------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

---------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

     AMOUNT                                             VALUE
      (000)                                             (000)
-------------------------------------------------------------
FOREIGN CURRENCY (0.7%)
 APS     33  Argentine Peso ......................  $      33
 BR      21  Brazilian Real ......................         22
  ME    136  Mexican New Peso ....................         22
 PS       2  Peruvian Sol ........................          1
                                                    ---------
TOTAL FOREIGN CURRENCY (COST $78).................  78
                                                    ---------
TOTAL INVESTMENTS (100.3%) (COST $13,230).........  11,784
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%).....        (41)
                                                    ---------
NET ASSETS (100%).................................  $11,743
                                                    ---------
                                                    ---------
---------------

+                 --  Non-income producing securities
*                 --  Fair valued securities -- See Note A-1
                      144A Security -- certain conditions for public sale
#                 --  may exist
ADR               --  American Depositary Receipt
ADS               --  American Depositary Shares
GDR               --  Global Depositary Receipt

FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

  Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver U.S. dollars in exchange for foreign currency as indicated below:

                                                                           NET
  CURRENCY                                IN EXCHANGE                  UNREALIZED
 TO DELIVER       VALUE     SETTLEMENT        FOR          VALUE       GAIN (LOSS)
    (000)         (000)        DATE          (000)         (000)          (000)
-------------     -----     -----------  -------------     -----     ---------------
  $  72         $      72       7/3/95         BR 66     $      72             --
                       --                                       --
                       --                                       --
                                              ------                          ---
                                              ------                          ---

---------------
BR            --    Brazilian Real

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                                                       VALUE     PERCENTAGE OF
INDUSTRY                                                               (000)      NET ASSETS
-----------------------------------------------------------------------------------------------
Finance............................................................  $   2,738          23.3%
Consumer Goods.....................................................      2,009          17.1
Materials..........................................................      1,974          16.8
Utilities..........................................................      1,954          16.6
Services...........................................................      1,477          12.6
Energy Sources.....................................................        999           8.5
Multi-Industry.....................................................        329           2.8
Capital Equipment..................................................        226           1.9
                                                                     ---------         ---
                                                                     $  11,706          99.6%
                                                                     ---------         ---
                                                                     ---------         ---

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

---------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                   VALUE
      SHARES                                                       (000)
---------------------------------------------------------------------
COMMON STOCKS (71.7%)
  ARGENTINA (2.1%)
       2,200   Banco Frances del Rio de la Plata.................  $13
         705   Banco Frances del Rio de la Plata ADR.............  13
       3,420   Banco de Galicia y Buenos Aires 'B'...............  14
       8,227   Banco de Galicia y Buenos Aires ADR...............  130
       1,410   Banco del Sud Argentina...........................   9
         960   Buenos Aires Embotelladora ADR....................  24
      32,467   CIADEA (Renault)..................................  157
       1,500   Capex S.A. 'A'....................................  12
      #6,575   Capex S.A. ADR....................................  101
      18,133   Cia Naviera Perez Companc S.A. 'B'................  76
      23,352   Quilmes Industrial................................  455
                                                                   --
                                                                   1,004
                                                                   --
  BRAZIL (5.4%)
      16,099   Brahma............................................   5
      #5,702   Cemig.............................................  111
   5,963,260   Cia Energetica de Sao Paulo.......................  194
   2,275,000   Cia Paulista de Forca e Luz.......................  114
   9,950,000   Cia Siderurgica Nacional..........................  227
   1,513,000   Eletrobras........................................  395
     404,000   Light.............................................  127
      #8,782   Rhodia-Ster S.A. GDR..............................  123
   5,260,000   Telebras..........................................  149
      28,070   Telebras ADR......................................  926
     740,000   Telesp............................................  94
     #15,100   Usiminas ADR......................................  168
                                                                   --
                                                                   2,633
                                                                   --
  CHINA (1.1%)
       4,300   Jilin Chemical Industrial Co. ADR.................  83
      50,000   Maanshan Iron & Steel Co. Ltd.....................  10
      50,000   Shanghai Diesel Engine Co. Ltd. 'B'...............  31
     150,000   Shenzhen Chiwan Wharf Holdings 'B'................  75
    *160,000   Shenzhen North Jainshe Motorcycle.................  78
     630,000   Yizheng Chemical Fibre 'H'........................  220
     +40,000   Zhuhai Pharmaceutical 'B'.........................  18
                                                                   --
                                                                   515
                                                                   --
  GREECE (3.1%)
      +7,500   Aegek.............................................  167
       6,000   Alpha Credit Bank.................................  333
      17,000   Delta Dairy S.A...................................  354
       7,000   Ergo Bank S.A.....................................  322
      11,000   Hellenic Bottling Co. S.A.........................  327
                                                                   --
                                                                   1,503
                                                                   --
  HONG KONG (8.2%)
     680,000   Charoen Pokphand Co...............................  239
      72,000   Cheung Kong Holdings Ltd..........................  356
      90,000   Citic Pacific Ltd.................................  226
     650,000   Guangdong Investments Ltd.........................  355
      46,000   Hang Seng Bank Ltd................................  351
     262,000   Harbin Power Equipment Co.........................  84
     132,800   Hong Kong Telecommunications Ltd..................  263
     420,000   Hopewell Holdings Ltd.............................  355
     137,000   Hutchison Whampoa Ltd.............................  662
     113,000   New World Development Co. Ltd.....................  376
      11,000   Sun Hung Kai Properties Ltd.......................  81
      49,000   Swire Pacific Ltd. 'A'............................  374
     140,000   Varitronix International Ltd......................  245
                                                                   --
                                                                   3,967
                                                                   --
  HUNGARY (0.2%)
       5,350   Gedeon Richter (Austrian Certificates)............  86
                                                                   --
  INDIA (6.1%)
       3,255   Century Textiles & Industries GDR.................  505
      90,000   Great Eastern Shipping GDR........................  641
      20,250   Indian Aluminum Co. GDR...........................  220
      #4,480   JCT Ltd. GDR......................................  80
    @108,700   Morgan Stanley India Investment Fund..............  1,114
      60,000   Tube Investments of India.........................  $405
                                                                   --
                                                                   2,965
                                                                   --
  INDONESIA (6.1%)
    *840,000   Bimantara Citra...................................  471
     *80,000   Bank International Indonesia (Foreign)............  247
     *55,500   Charoen Pokphand Co. Ltd.(Foreign)................  121
     *72,000   Duta Pertiwi (Foreign)............................  73
    *109,500   Indocement Tunggal (Foreign)......................  430
     *60,000   Indosat (Foreign).................................  228
       5,800   Indosat ADR.......................................  222
     *79,000   Kalbe Farma (Foreign).............................  362
     *16,000   Kermika Indonesia Association (Foreign)...........  21
     *35,166   Sorini Corp. (Foreign)............................  168
      44,800   Tempo Scan Pacific (Foreign)......................  231
    *173,000   United Tractors (Foreign).........................  369
                                                                   --
                                                                   2,943
                                                                   --
  ISRAEL (3.1%)
       4,000   Elbit Ltd.........................................  300
         680   First International Bank of Israel Ltd. '1'.......  84
       2,000   First International Bank of Israel Ltd. '5'.......  247
      44,327   Israel Land Development Co. Ltd...................  133
       5,100   Koor Industries Ltd...............................  434
      16,900   Osem Investment Ltd...............................  130
       9,000   Super Sol Ltd.....................................  172
                                                                   --
                                                                   1,500
                                                                   --
  KOREA (1.3%)
       1,000   Pohang Iron & Steel...............................  86
      *1,500   Samsung Electronics Co............................  309
       6,000   Shinhan Bank Co. Ltd..............................  123
       3,000   Yukong Ltd........................................  125
                                                                   --
                                                                   643
                                                                   --
  MEXICO (9.1%)
     +37,200   Apasco S.A. de C.V................................  148
     221,655   Banacci 'B'.......................................  340
     137,082   Banacci 'L'.......................................  208
     #70,021   Cemex 'CPO' ADR...................................  476
      51,500   Cemex 'CPO'.......................................  178
      34,625   Empresas ICA Sociedad Controladora S.A. de C.V....  355
    +214,000   Grupo Financiero Bancomer 'B'.....................  63
     +54,403   Grupo Financiero Bancomer 'L'.....................  14
     #95,510   Grupo Financiero Bancomer ADS.....................  573
     +59,000   Grupo Financiero Probursa 'C'.....................  26
     +17,200   Grupo Mexicano de Desarollo 'B' ADR...............  67
     #10,720   Hylsamex ADR......................................  196
      +4,800   Internacional de Ceramica ADR.....................  38
      14,280   Pan American Beverages, Inc. 'A'..................  428
      +7,200   Sidek 'A'.........................................   6
     +21,000   Sidek 'B'.........................................  19
       5,700   Sidek ADR.........................................  26
      17,325   Telefonos de Mexico 'L' ADR.......................  513
     129,850   Tolmex 'B2'.......................................  507
     +26,420   Tribasa ADR.......................................  225
                                                                   --
                                                                   4,406
                                                                   --
  MOROCCO (0.3%)
       2,000   ONA S.A...........................................  83
       2,000   Wafabank..........................................  82
                                                                   --
                                                                   165
                                                                   --
  PAKISTAN (3.2%)
      95,000   Dewan Salman Fibre................................  313
     143,000   D.G. Khan Cement Ltd..............................  202
     100,000   Fauji Fertilizer Co. Ltd..........................  197
     100,000   Karachi Electric..................................  86
      35,000   Nishat Mills Ltd..................................  32
      27,000   Pakistan State Oil Co. Ltd........................  327
       3,450   Pakistan Telecommunication Co.....................  368
      10,000   Sui Northern Gas Pipelines........................  10
                                                                   --
                                                                   1,535
                                                                   --

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

---------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                   VALUE
      SHARES                                                       (000)
---------------------------------------------------------------------
  PHILIPPINES (3.5%)
     184,125   Ayala Land, Inc. 'B'..............................  $213
     749,000   JG Summit Holding 'B'.............................  223
      30,000   Manilla Electric 'B'..............................  241
     737,500   Petron Corp.......................................  476
         600   Philippine Long Distance Telephone ADR............  43
      32,000   Pilipino Telephone Corp...........................  25
     841,100   SM Prime Holdings, Inc............................  231
      57,900   San Miguel Corp. 'B'..............................  240
                                                                   --
                                                                   1,692
                                                                   --
  POLAND (1.9%)
      12,500   Bank Rozwoju Eksportu S.A.........................  200
      15,750   Debica S.A........................................  222
       1,650   E. Wedel S.A......................................  97
     +31,300   Electrim..........................................  110
     +48,000   Mostostal Export 'A'..............................  121
       2,100   Zywiec............................................  159
                                                                   --
                                                                   909
                                                                   --
  PORTUGAL (1.0%)
       6,500   Banco Totta & Acores 'B' (Registered).............  138
       6,000   Filmes Lusomundo..................................  66
      15,000   UNICER-Uniao Cervejeira S.A.......................  253
                                                                   --
                                                                   457
                                                                   --
  SINGAPORE (0.2%)
       6,600   Asia Pulp & Paper Co. Ltd. ADR....................  83
                                                                   --
  SOUTH AFRICA (2.9%)
       1,324   Anglo American Industrial Corp. Ltd...............  66
      69,000   Gencor Ltd........................................  237
      75,000   Murray & Roberts Holdings Ltd.....................  433
     400,000   SA Iron & Steel Corp. Ltd.........................  454
      17,933   SASOL Ltd.........................................  172
       5,530   Trans-Natal Coal..................................  43
                                                                   --
                                                                   1,405
                                                                   --
  TAIWAN (2.3%)
     +88,400   Advanced Semiconductor Engineering, Inc...........  257
     +82,800   Taiwan Semiconductor Co...........................  402
     +88,000   United Micro Electronics Corp. Ltd................  451
                                                                   --
                                                                   1,110
                                                                   --
  THAILAND (6.9%)
      14,800   Advanced Information Services Co. Ltd.
                 (Foreign).......................................  219
      63,400   Bangkok Bank Co. Ltd..............................  555
      68,000   Bangkok Bank Co. Ltd. (Foreign)...................  749
      75,700   Finance One Co. Ltd. (Foreign)....................  558
      22,000   Phatra Thanakit Co. Ltd. (Foreign)................  184
      10,300   Shinawatra Computer Co. Ltd.......................  255
       2,900   Siam Cement Co. Ltd. (Foreign)....................  185
      67,000   Thai Farmer's Bank Public Co......................  641
                                                                   --
                                                                   3,346
                                                                   --
  TURKEY (3.7%)
     350,000   Aksa Akrilik Kimya Sanayii A.S....................  309
     300,000   Borusan Birmesik..................................  117
    +405,000   Ege Biracilik Ve Malt Sanayii.....................  476
     190,000   Ege Seramik Co., Inc..............................  92
     250,000   Koc Yatirim Ve Sanayii Mamulleri..................  78
     130,000   Migros Turk.......................................  146
     250,000   Tat Konserve......................................  195
    +230,000   Tofas Turk Otomobil Fabrikasi.....................  203
   2,428,400   Yapi Ve Kredi Bankasi.............................  156
                                                                   --
                                                                   1,772
                                                                   --
TOTAL COMMON STOCKS (COST $35,785)...............................  34,639
                                                                   --
PREFERRED STOCKS (11.6%)
  BRAZIL (10.3%)
   9,234,000   Acesita...........................................  60
  77,680,000   Banco Bradesco....................................  $658
  12,067,000   Banco Nacional....................................  235
  21,630,000   Banco do Brasil...................................  258
   6,400,000   Banco do Estado...................................  36
  +1,649,000   Brahma............................................  541
     386,000   Brasmotor.........................................  71
       2,847   Cemig ADR.........................................  56
     +19,000   Centrais Eletricas de Santa Catarina 'B'..........  15
   1,560,000   Cia Energetica de Sao Paulo.......................  62
     #18,110   Cia Energetica de Sao Paulo ADR...................  206
   1,350,000   Cia Paulista de Forca e Luz.......................  44
 +45,000,000   Cosipa 'B'........................................  75
   2,070,000   Eletrobras 'B'....................................  551
   1,935,200   Itaubanco.........................................  589
      93,000   Multibras S.A.....................................  77
   4,991,000   Petrobras.........................................  423
   2,105,000   Petrobras Distribuidora...........................  73
  11,698,390   Telebras..........................................  385
   1,991,000   Telesp............................................  247
  96,360,000   Usiminas..........................................  109
   1,480,000   Vale do Rio Doce..................................  224
                                                                   --
                                                                   4,995
                                                                   --
  MEXICO (1.1%)
     224,900   FEMSA 'B'.........................................  525
                                                                   --
  PORTUGAL (0.2%)
     *11,780   Filmes Lusomundo..................................  109
                                                                   --
TOTAL PREFERRED STOCKS (COST $6,477).............................  5,629
                                                                   --
      NO. OF
      RIGHTS
------------
RIGHTS (0.1%)
  BRAZIL (0.0%)
 *+1,402,746   Banco Bradesco....................................   2
                                                                   --
  PAKISTAN (0.0%)
       *+750   Dewan Salman Fibre................................  --
     *+5,250   Nishat Mills......................................   2
                                                                   --
                                                                    2
                                                                   --
  TURKEY (0.1%)
    *+65,000   Migros Turk.......................................  71
                                                                   --
TOTAL RIGHTS (COST $74)..........................................  75
                                                                   --
      NO. OF
    WARRANTS
------------
WARRANTS (0.0%)
  THAILAND
     *+3,800   National Finance & Securities Co. Ltd., expiring
                 11/15/99 (COST $0)..............................  --
                                                                   --
      SHARES
------------
PURCHASED OPTIONS (0.0%)
  BRAZIL (0.0%)
    +900,000   Cia Paulista De Forza e Luz call, expiring
                 10/16/95, strike price BR 70.00 (COST $0).......   1
                                                                   --
        FACE
      AMOUNT
       (000)
------------
FIXED INCOME SECURITIES (4.9%)
  CONVERTIBLE DEBENTURES (0.5%)
  COLOMBIA (0.3%)
  $     #170   Banco de Colombia 5.20%, 2/1/99...................  129
                                                                   --
  INDIA (0.2%)
         120   Tata Iron & Steel Co. 2.25%, 4/1/99...............  112
                                                                   --
TOTAL CONVERTIBLE DEBENTURES (COST $303).........................  241
                                                                   --

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

---------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

        FACE
      AMOUNT                                                       VALUE
       (000)                                                       (000)
---------------------------------------------------------------------
LOAN AGREEMENTS (4.4%)
  RUSSIA (4.4%)
++/+++$6,500   Bank for Foreign Economic Affairs
                 (COST $1,741)...................................  $2,113
                                                                   --
TOTAL FIXED INCOME SECURITIES (COST $2,044)......................  2,354
                                                                   --
TOTAL FOREIGN SECURITIES (88.3%) (COST $44,380)..................  42,698
                                                                   --
SHORT TERM INVESTMENTS (13.9%)
  REPURCHASE AGREEMENT
  UNITED STATES
       6,706   U.S. Trust 5.90%, dated 6/30/95, due 7/3/95, to be
                 repurchased at $6,709, collateralized by $6,950
                 United States Treasury Bills, due 7/27/95,
                 valued at $6,923 (COST $6,706)                    6,706
                                                                   --
TOTAL INVESTMENT IN SECURITIES (COST $51,086)....................  49,404
                                                                   --
FOREIGN CURRENCY (1.1%)
   APS    66   Argentine Peso....................................  66
   BR     58   Brazilian Real....................................  63
  GR  14,091   Greek Drachma.....................................  62
   HK$     3   Hong Kong Dollar..................................  --
 IDN 518,430   Indonesian Rupiah.................................  $233
    MXN    5   Mexican New Peso..................................   1
   PKR 2,660   Pakistani Rupee...................................  86
   PLZ    14   Polish Zloty......................................   6
  T$     198   Taiwan Dollar.....................................   8
   TB    369   Thai Baht.........................................  15
                                                                   --
TOTAL FOREIGN CURRENCY (COST $540)...............................  540
                                                                   --
TOTAL INVESTMENTS (103.3%) (COST $51,626)........................  49,944
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)....................  (1,608)
                                                                   --
NET ASSETS (100%)................................................  $48,336
                                                                   --
                                                                   --

------------

+       -- Non-income producing
          securities
++      -- Non-income producing
          securities -- in default
+++     -- Variable or floating rate
          securities.
*       -- Fair valued securities -- See
          Note A-1
@       -- The Fund is advised by an
          affiliate.
#       -- 144A Security -- certain
          conditions for pubic sale may
          exist.
ADR     -- American Depositary Receipt
ADS     -- American Depositary Shares
GDR     -- Global Depositary Receipt

FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver U.S. dollars in exchange for foreign currency as indicated below:

 CURRENCY                            IN EXCHANGE            NET UNREALIZED
TO DELIVER   VALUE    SETTLEMENT         FOR        VALUE        GAIN
  (000)      (000)       DATE           (000)       (000)       (000)
----------  -------   -----------   -------------- ------- ----------------
$     71    $   71        7/3/95        GR 16,193  $   72  $             1
$     51        51        7/3/95        PKR 1,573      51               --
$     77        77        7/3/95       PTE 11,198      77               --
$    150       150        7/3/95         ZAR  547     151                1
                                                                        --
            -------                                -------
            $  349                                 $  351  $             2
                                                                        --
                                                                        --
            -------                                -------
            -------                                -------

------------

GR      --  Greek Drachma
PKR     --  Pakistani Rupee
PTE     --  Portuguese Escudo
ZAR     --  South African Rand

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                           VALUE      PERCENT OF
INDUSTRY                                   (000)      NET ASSETS
------------------------------------------------------------------
Finance.................................  $ 12,619           26.1%
Consumer Goods..........................     7,904           16.4
Materials...............................     5,533           11.4
Capital Equipment.......................     4,347            9.0
Services................................     4,323            8.9
Energy..................................     3,666            7.6
Multi-Industry..........................     2,193            4.5
Loan Agreements.........................     2,113            4.4
                                          --------            ---
                                          $ 42,698           88.3%
                                          --------            ---
                                          --------            ---

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

---------------------------------------------------------------

                                 JUNE 30, 1995

                                                                                       WORLDWIDE
                           GLOBAL EQUITY        GLOBAL         ASIAN      AMERICAN          HIGH         LATIN      EMERGING
                              ALLOCATION         FIXED        GROWTH         VALUE        INCOME      AMERICAN       MARKETS
                                    FUND   INCOME FUND          FUND          FUND          FUND          FUND          FUND
                                   (000)         (000)         (000)         (000)         (000)         (000)         (000)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in
   Securities, at Value*
   (Note 1) -- See
   accompanying
   portfolios              $      85,375   $    16,894   $   319,520   $    34,374   $    33,789   $    11,706   $    49,404
  Foreign Currency at
   Value                              83            --            99            --            --            78           540
  Cash                               134           399             1            --             1            --           332
  Receivable for:
    Investments Sold                 140            --           955            --         1,241           585           156
    Fund Shares Sold                 223             5           858           241           143           154           544
    Dividends                        278            --           714            57            --            21           103
    Interest                           1           410            --            --           522            11             5
    Foreign Withholding
     Tax Reclaim                      58            --            11            --            --            --            --
  Unrealized Gain on
   Forward Foreign
   Currency Contracts                292            --            --            --            --            --             2
  Deferred Organization
   Costs                              49            48            32            54            60            59            58
  Other                                4            --            26            --            --            --            --
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Assets                  86,637        17,756       322,216        34,726        35,756        12,614        51,144
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
LIABILITIES:
  Payable for:
    Investments Purchased          2,903           524         1,509            --         8,762           432         2,531
    Fund Shares Redeemed             221            26           926            11            16           183            27
    Bank Overdraft                    83            --            --            --            --           174            --
    Dividends                         --            28            --            50           148            --            --
    Investment Advisory
     Fees                            127            --           762            30            30             2            78
    Administrative Fees               25             5            82             8             7             4            12
    Custody Fees                      26             5           126             4             3            13            31
    Professional Fees                 30            30            40            19            30            30            28
    Distribution Fees                126            21           435            42            36            14            61
    Shareholder Reporting
     Expenses                         37             5           135            10             9            --            11
    Directors' Fees and
     Expenses                          2             2             2             2             2             2             2
    Filing and
     Registration Fees                11            10            35             8            14            17            27
  Unrealized Loss on
   Forward Foreign
   Currency Contracts                 --            43            --            --            --            --            --
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Liabilities              3,591           699         4,052           184         9,057           871         2,808
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                 $      83,046   $    17,057   $   318,164   $    34,542   $    26,699   $    11,743   $    48,336
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
Net Assets Consist Of:
  Capital Stock at Par     $           6   $         2   $        19   $         3   $         2   $         1   $         5
  Paid in Capital in
   Excess of Par                  76,810        16,770       291,244        32,428        27,093        15,494        50,944
  Undistributed
   (Distribution in
   excess of) Net
   Investment Income                (990)          330            --            13           165            --            94
  Accumulated
   (Distribution in
   excess of) Net
   Realized Gain (Loss)            2,162          (524)       (1,382)          143          (528)       (2,306)       (1,025)
  Unrealized Appreciation
   (Depreciation) on
   Investments and
   Foreign Currency                5,058           479        28,283         1,955           (33)       (1,446)       (1,682)
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                 $      83,046   $    17,057   $   318,164   $    34,542   $    26,699   $    11,743   $    48,336
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
CLASS A SHARES:
  Net Assets               $      42,586   $    11,092   $   178,667   $    20,675   $    14,819   $     7,658   $    26,091
  Shares Issued and
   Outstanding ($.001 par
   value) (Authorized
   2,625,000,000)                  3,379         1,084        10,878         1,604         1,281           844         2,459
  Net Asset Value and
   Redemption Price Per
   Share                   $       12.60   $     10.23   $     16.42   $     12.89   $     11.57   $      9.08   $     10.61
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
  Maximum Sales Charge             4.75%         4.75%         4.75%         4.75%         4.75%         4.75%         4.75%
  Maximum Offering Price
   Per Share (Net Asset
   Value Per Share x
   100/95.25)              $       13.23   $     10.74   $     17.24   $     13.53   $     12.15   $      9.53   $     11.14
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
CLASS C SHARES:+
  Net Assets               $      40,460   $     5,965   $   139,497   $    13,867   $    11,880   $     4,085   $    22,245
  Shares Issued and
   Outstanding ($.001 par
   value) (Authorized
   2,625,000,000)                  3,256           585         8,615         1,076         1,026           454         2,112
  Net Asset Value and
   Offering Price Per
   Share                   $       12.43   $     10.20   $     16.19   $     12.89   $     11.58   $      8.99   $     10.53
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
  Investments at Cost,
   Including Foreign
   Currency                $      80,663   $    16,382   $   291,336   $    32,419   $    33,822   $    13,230   $    51,626
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------


* Includes repurchase agreements aggregating $4,465,000, $586,000, $883,000, $2,677,000, $6,983,000 and $6,706,000 for Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund and Emerging Markets Fund, respectively.
+ Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

---------------------------------------------------------------

                                                                                                 LATIN     EMERGING
                                                                                              AMERICAN      MARKETS
                               GLOBAL       GLOBAL                              WORLDWIDE         FUND         FUND
                               EQUITY        FIXED        ASIAN     AMERICAN         HIGH       PERIOD       PERIOD
                           ALLOCATION       INCOME       GROWTH        VALUE       INCOME         FROM         FROM
                                 FUND         FUND         FUND         FUND         FUND      JULY 6,      JULY 6,
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED        1994*        1994*
                             JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,      TO JUNE      TO JUNE
                                 1995         1995         1995         1995         1995     30, 1995     30, 1995
                                (000)        (000)        (000)        (000)        (000)        (000)        (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                $    2,067   $       --   $    5,353   $      819   $       --   $      156   $      376
  Interest                        219        1,147          740           82        2,648           35          440
  Less Foreign Taxes
   Withheld                      (231)          (9)        (500)          --           (3)         (12)         (30)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Income                2,055        1,138        5,593          901        2,645          179          786
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
EXPENSES:
  Investment Advisory
   Fees
    Basic Fee                     759          117        2,920          202          152          109          312
    Less: Fees Waived            (247)        (117)          --         (110)         (88)        (109)        (197)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Investment Advisory
   Fees -- Net                    512           --        2,920           92           64           --          115
  Administrative Fees             282           50          895           78           69           41           85
  Custodian Fees                  104           22          498           18           14           54          125
  Filing and Registration
   Fees                             5            2           12            4            4            6           17
  Directors' Fees and
   Expenses                        13           13           13           13            8            8            8
  Professional Fees                51           34           91           25           35           35           37
  Shareholder Reports              77           16          302           23           20           10           26
  Distribution Fees
    Class A                        98           25          403           36           28           15           34
    Class C+                      367           57        1,315           93           88           29          111
  Amortization of
   Organizational Costs            19           19           11           16           16           15           14
  Blue Sky Fees
    Class A                        16           16           25           13           16           16           16
    Class C+                       16           16           25           13           16           16           16
  Brazilian Tax Expense            --           --           --           --           --           32           46
  Other                             8            3           27            3            3           16           17
  Expenses Reimbursed by
   Adviser                         --           (4)          --           --           --          (56)          --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Net Expenses                1,568          269        6,537          427          381          237          667
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net Investment Income
 (Loss)                           487          869         (944)         474        2,264          (58)         119
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET REALIZED GAIN (LOSS)
 ON INVESTMENTS
  Securities Sold               2,238         (502)       4,934          362         (494)      (2,306)        (996)
  Foreign Currency
   Transactions                (2,101)          67          318           --           24          (34)         (68)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Net Realized
     Gain (Loss)                  137         (435)       5,252          362         (470)      (2,340)      (1,064)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
CHANGE IN UNREALIZED
 APPRECIATION
 (DEPRECIATION)                 3,795        1,228       19,182        2,637           82       (1,446)      (1,682)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Total Net Realized Gain
 (Loss) and Change in
 Unrealized Appreciation
 (Depreciation)                 3,932          793       24,434        2,999         (388)      (3,786)      (2,746)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $    4,419   $    1,662   $   23,490   $    3,473   $    1,876   ($   3,844)  ($   2,627)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

---------------
*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------

                         GLOBAL EQUITY ALLOCATION FUND

                                              YEAR ENDED       YEAR ENDED
                                           JUNE 30, 1994    JUNE 30, 1995
                                                   (000)            (000)
-------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                   $          262   $          487
  Net Realized Gain on Investments                   632              137
  Change in Unrealized Appreciation                   86            3,795
                                          --------------   --------------
  Net Increase in Net Assets from
   Operations                                        980            4,419
                                          --------------   --------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                            (50)              --
  Class C +                                           --               --
  In Excess of Net Investment Income:
  Class A                                             --             (168)
  Class C+                                            --              (82)
                                          --------------   --------------
                                                     (50)            (250)
                                          --------------   --------------
  Net Realized Gain:
  Class A                                           (127)            (427)
  Class C +                                          (85)            (407)
                                          --------------   --------------
                                                    (212)            (834)
                                          --------------   --------------
  Net Decrease in Net Assets Resulting
   from Distributions                               (262)          (1,084)
                                          --------------   --------------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                          59,445           32,645
  Distributions Reinvested                           243              996
  Redeemed                                       (14,518)         (17,247)
                                          --------------   --------------
  Net Increase in Net Assets Resulting
   from Capital Share Transactions                45,170           16,394
                                          --------------   --------------
  Total Increase in Net Assets                    45,888           19,729
NET ASSETS -- Beginning of Period                 17,429           63,317
                                          --------------   --------------
NET ASSETS -- End of Period (Including
  distributions in excess of net
  investment income of
  $104 and $990, respectively)            $       63,317   $       83,046
                                          --------------   --------------
                                          --------------   --------------
-------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                        2,528            1,341
     Distributions Reinvested                         14               45
     Redeemed                                       (696)            (794)
                                          --------------   --------------
   Net Increase in Class A Shares
   Outstanding                                     1,846              592
                                          --------------   --------------
                                          --------------   --------------
   Dollars:
     Issued                               $       30,362   $       16,461
     Distributions Reinvested                        164              546
     Redeemed                                     (8,163)          (9,697)
                                          --------------   --------------
   Net Increase in Class A Shares
   Outstanding                            $       22,363   $        7,310
                                          --------------   --------------
                                          --------------   --------------
  Class C +
   Shares:
     Issued                                        2,421            1,329
     Distributions Reinvested                          6               38
     Redeemed                                       (548)            (623)
                                          --------------   --------------
   Net Increase in Class C Shares
   Outstanding                                     1,879              744
                                          --------------   --------------
                                          --------------   --------------
   Dollars:
     Issued                               $       29,083   $       16,184
     Distributions Reinvested                         79              450
     Redeemed                                     (6,355)          (7,550)
                                          --------------   --------------
   Net Increase in Class C Shares
   Outstanding                            $       22,807   $        9,084
                                          --------------   --------------
                                          --------------   --------------
-------------------------------------------------------------------------

+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                            GLOBAL FIXED INCOME FUND

                                              YEAR ENDED           YEAR ENDED
                                           JUNE 30, 1994        JUNE 30, 1995
                                                   (000)                (000)
-----------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                   $          619   $              869
  Net Realized Gain (Loss)                           504                 (435)
  Change in Unrealized Appreciation
   (Depreciation)                                 (1,219)               1,228
                                          --------------              -------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                         (96)               1,662
                                          --------------              -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (371)                (369)
  Class C+                                          (248)                (173)
  In Excess of Net Investment Income:
  Class A                                            (93)                  --
  Class C+                                           (62)                  --
                                          --------------              -------
                                                    (774)                (542)
                                          --------------              -------
  Net Realized Gain:
  Class A                                           (267)                  --
  Class C+                                          (237)                  --
  In Excess of Net Realized Gain:
  Class A                                            (14)                  --
  Class C+                                           (13)                  --
                                          --------------              -------
                                                    (531)                  --
                                          --------------              -------
  Net Decrease in Net Assets Resulting
   from Distributions                             (1,305)                (542)
                                          --------------              -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                          15,880                8,903
  Distributions Reinvested                           737                  328
  Redeemed                                       (12,193)              (9,070)
                                          --------------              -------
  Net Increase in Net Assets Resulting
   from Capital Share Transactions                 4,424                  161
                                          --------------              -------
  Total Increase in Net Assets                     3,023                1,281
NET ASSETS -- Beginning of Period                 12,753               15,776
                                          --------------              -------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess
  of) net investment income of $(28) and
  $330, respectively)                     $       15,776   $           17,057
                                          --------------              -------
                                          --------------              -------
-----------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                          989                  682
     Distributions Reinvested                         41                   27
     Redeemed                                       (572)                (712)
                                          --------------              -------
   Net Increase (Decrease) in Class A
   Shares Outstanding                                458                   (3)
                                          --------------              -------
                                          --------------              -------
   Dollars:
     Issued                               $       10,128   $            6,628
     Distributions Reinvested                        426                  258
     Redeemed                                     (5,980)              (6,878)
                                          --------------              -------
   Net Increase in Class A Shares
   Outstanding                            $        4,574   $                8
                                          --------------              -------
                                          --------------              -------
 Class C+:
   Shares:
     Issued                                          549                  239
     Distributions Reinvested                         30                    7
     Redeemed                                       (591)                (228)
                                          --------------              -------
   Net Increase (Decrease) in Class C
   Shares Outstanding                                (12)                  18
                                          --------------              -------
                                          --------------              -------
   Dollars:
     Issued                               $        5,752   $            2,275
     Distributions Reinvested                        311                   70
     Redeemed                                     (6,213)              (2,192)
                                          --------------              -------
   Net Increase (Decrease) in Class C
   Shares Outstanding                     $         (150)  $              153
                                          --------------              -------
                                          --------------              -------
-----------------------------------------------------------------------------

+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               ASIAN GROWTH FUND

                                               YEAR ENDED            YEAR ENDED
                                            JUNE 30, 1994         JUNE 30, 1995
                                                    (000)                 (000)
-------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss                     $          (984)  $              (944)
  Net Realized Gain on Investments                  4,723                 5,252
  Change in Unrealized Appreciation                 9,101                19,182
                                          ---------------              --------
  Net Increase in Net Assets Resulting
   from Operations                                 12,840                23,490
                                          ---------------              --------
DISTRIBUTIONS:
  Net Realized Gain:
  Class A                                              --                (4,935)
  Class C+                                             --                (4,055)
  In Excess of Net Realized Gain:
  Class A                                              --                  (241)
  Class C+                                             --                  (198)
                                          ---------------              --------
  Net Decrease in Net Assets Resulting
   from Distributions                                  --                (9,429)
                                          ---------------              --------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                          285,430               109,249
  Distributions Reinvested                             --                 8,260
  Redeemed                                        (63,430)              (68,507)
                                          ---------------              --------
  Net Increase in Net Assets Resulting
   from Capital Share Transactions                222,000                49,002
                                          ---------------              --------
  Total Increase in Net Assets                    234,840                63,063

NET ASSETS -- Beginning of Period                  20,261               255,101
                                          ---------------              --------
NET ASSETS -- End of Period               $       255,101   $           318,164
                                          ---------------              --------
                                          ---------------              --------
-------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                        10,025                 3,855
     Distributions Reinvested                          --                   299
     Redeemed                                      (2,090)               (2,192)
                                          ---------------              --------
   Net Increase in Class A Shares
   Outstanding                                      7,935                 1,962
                                          ---------------              --------
                                          ---------------              --------
   Dollars:
     Issued                               $       150,145   $            62,609
     Distributions Reinvested                          --                 4,563
     Redeemed                                     (32,820)              (35,024)
                                          ---------------              --------
   Net Increase in Class A Shares
   Outstanding                            $       117,325   $            32,148
                                          ---------------              --------
                                          ---------------              --------
  Class C+
   Shares:
     Issued                                         8,840                 2,904
     Distributions Reinvested                          --                   245
     Redeemed                                      (1,959)               (2,123)
                                          ---------------              --------
   Net Increase in Class C Shares
   Outstanding                                      6,881                 1,026
                                          ---------------              --------
                                          ---------------              --------
   Dollars:
     Issued                               $       135,285   $            46,640
     Distributions Reinvested                          --                 3,697
     Redeemed                                     (30,610)              (33,483)
                                          ---------------              --------
   Net Increase in Class C Shares
   Outstanding                            $       104,675   $            16,854
                                          ---------------              --------
                                          ---------------              --------
-------------------------------------------------------------------------------

+ Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                              AMERICAN VALUE FUND

                                                                                       OCTOBER 18, 1993* TO         YEAR ENDED
                                                                                              JUNE 30, 1994      JUNE 30, 1995
                                                                                                      (000)              (000)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                                                $                183  $             474
  Net Realized Gain                                                                                     208                362
  Change in Unrealized Appreciation (Depreciation)                                                     (682)             2,637
                                                                                                    -------            -------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                      (291)             3,473
                                                                                                    -------            -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                                                              (120)              (350)
  Class C+                                                                                              (59)              (143)
                                                                                                    -------            -------
                                                                                                       (179)              (493)
                                                                                                    -------            -------
  Net Realized Gain:
  Class A                                                                                                --               (260)
  Class C+                                                                                               --               (167)
                                                                                                    -------            -------
                                                                                                         --               (427)
                                                                                                    -------            -------
  Net Decrease in Net Assets Resulting from Distributions                                              (179)              (920)
                                                                                                    -------            -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                                                             18,925             15,936
  Distributions Reinvested                                                                               55                472
  Redeemed                                                                                             (556)            (2,373)
                                                                                                    -------            -------
  Net Increase in Net Assets Resulting from Capital Share Transactions                               18,424             14,035
                                                                                                    -------            -------
  Total Increase in Net Assets                                                                       17,954             16,588
NET ASSETS -- Beginning of Period                                                                        --             17,954
                                                                                                    -------            -------
NET ASSETS -- End of Period (Including undistributed net investment income of $16 and
  $13, respectively)                                                                   $             17,954  $          34,542
                                                                                                    -------            -------
                                                                                                    -------            -------
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                                                             940                794
     Distributions Reinvested                                                                             4                 29
     Redeemed                                                                                           (28)              (135)
                                                                                                    -------            -------
   Net Increase in Class A Shares Outstanding                                                           916                688
                                                                                                    -------            -------
                                                                                                    -------            -------
   Dollars:
     Issued                                                                            $             11,269  $           9,738
     Distributions Reinvested                                                                            42                351
     Redeemed                                                                                          (336)            (1,647)
                                                                                                    -------            -------
   Net Increase in Class A Shares Outstanding                                          $             10,975  $           8,442
                                                                                                    -------            -------
                                                                                                    -------            -------
  Class C+
   Shares:
     Issued                                                                                             636                506
     Distributions Reinvested                                                                             1                 11
     Redeemed                                                                                           (18)               (60)
                                                                                                    -------            -------
   Net Increase in Class C Shares Outstanding                                                           619                457
                                                                                                    -------            -------
                                                                                                    -------            -------
   Dollars:
     Issued                                                                            $              7,656  $           6,198
     Distributions Reinvested                                                                            13                121
     Redeemed                                                                                          (220)              (726)
                                                                                                    -------            -------
   Net Increase in Class C Shares Outstanding                                          $              7,449  $           5,593
                                                                                                    -------            -------
                                                                                                    -------            -------
------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                           WORLDWIDE HIGH INCOME FUND

                                                                                                    YEAR ENDED     YEAR ENDED
                                                                                                 JUNE 30, 1994  JUNE 30, 1995
                                                                                                         (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                                                          $         183  $       2,264
  Net Realized Gain (Loss) on Investments                                                                  192           (470)
  Change in Unrealized Appreciation (Depreciation)                                                        (115)            82
                                                                                                 -------------  -------------
  Net Increase in Net Assets Resulting from Operations                                                     260          1,876
                                                                                                 -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                                                                  (94)        (1,262)
  Class C+                                                                                                 (76)          (906)
                                                                                                 -------------  -------------
                                                                                                          (170)        (2,168)
                                                                                                 -------------  -------------
  Net Realized Gain:
  Class A                                                                                                   --           (104)
  Class C+                                                                                                  --            (97)
                                                                                                 -------------  -------------
                                                                                                            --           (201)
                                                                                                 -------------  -------------
  Net Decrease in Net Assets Resulting from Distributions                                                 (170)        (2,369)
                                                                                                 -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                                                                12,701         21,132
  Distributions Reinvested                                                                                 161            918
  Redeemed                                                                                                 (14)        (7,796)
                                                                                                 -------------  -------------
  Net Increase in Net Assets Resulting from Capital Share Transactions                                  12,848         14,254
                                                                                                 -------------  -------------
  Total Increase in Net Assets                                                                          12,938         13,761

NET ASSETS -- Beginning of Period                                                                           --         12,938
                                                                                                 -------------  -------------
NET ASSETS -- End of Period (Including undistributed net investment income of $15 and $165,
  respectively)                                                                                  $      12,938  $      26,699
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                                                                557          1,277
     Distributions Reinvested                                                                                7             51
     Redeemed                                                                                               --           (611)
                                                                                                 -------------  -------------
   Net Increase in Class A Shares Outstanding                                                              564            717
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
   Dollars:
     Issued                                                                                      $       6,729  $      14,466
     Distributions Reinvested                                                                               88            542
     Redeemed                                                                                               (2)        (6,987)
                                                                                                 -------------  -------------
   Net Increase in Class A Shares Outstanding                                                    $       6,815  $       8,021
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
   Class C+
   Shares:
     Issued                                                                                                495            564
     Distributions Reinvested                                                                                6             35
     Redeemed                                                                                               (1)           (73)
                                                                                                 -------------  -------------
   Net Increase in Class C Shares Outstanding                                                              500            526
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
   Dollars:
     Issued                                                                                      $       5,972  $       6,666
     Distributions Reinvested                                                                               73            376
     Redeemed                                                                                              (12)          (809)
                                                                                                 -------------  -------------
   Net Increase in Class C Shares Outstanding                                                    $       6,033  $       6,233
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------

+ Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                              LATIN AMERICAN FUND

                                                               JULY 6, 1994* TO
                                                                  JUNE 30, 1995
                                                                          (000)
-------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss                                         $             (58)
  Net Realized Loss on Investments                                       (2,340)
  Change in Unrealized Depreciation                                      (1,446)
                                                                        -------
  Net Decrease in Net Assets Resulting from Operations                   (3,844)
                                                                        -------
DISTRIBUTIONS:
  Paid in Capital:
  Class A                                                                  (124)
  Class C+                                                                  (50)
                                                                        -------
  Net Decrease in Net Assets Resulting from Distributions                  (174)
                                                                        -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                                 21,076
  Distributions Reinvested                                                  135
  Redeemed                                                               (5,450)
                                                                        -------
  Net Increase in Net Assets Resulting from Capital Share
   Transactions                                                          15,761
                                                                        -------
  Total Increase in Net Assets                                           11,743

NET ASSETS -- Beginning of Period                                            --
                                                                        -------
NET ASSETS -- End of Period                                   $          11,743
                                                                        -------
                                                                        -------
-------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                               1,235
     Distributions Reinvested                                                 9
     Redeemed                                                              (400)
                                                                        -------
   Net Increase in Class A Shares Outstanding                               844
                                                                        -------
                                                                        -------
   Dollars:
     Issued                                                   $          14,271
     Distributions Reinvested                                               103
     Redeemed                                                            (3,781)
                                                                        -------
   Net Increase in Class A Shares Outstanding                 $          10,593
                                                                        -------
                                                                        -------
  Class C+
   Shares:
     Issued                                                                 613
     Distributions Reinvested                                                 3
     Redeemed                                                              (162)
                                                                        -------
   Net Increase in Class C Shares Outstanding                               454
                                                                        -------
                                                                        -------
   Dollars:
     Issued                                                   $           6,805
     Distributions Reinvested                                                32
     Redeemed                                                            (1,669)
                                                                        -------
   Net Increase in Class C Shares Outstanding                 $           5,168
                                                                        -------
                                                                        -------
-------------------------------------------------------------------------------

*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

   The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                                                            JULY 6, 1994* TO
                                                              JUNE 30, 1995
                                                                  (000)
-----------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                     $             119
  Net Realized Loss on Investments                                     (1,064)
  Change in Unrealized Depreciation                                    (1,682)
                                                                      -------
  Net Decrease in Net Assets Resulting from Operations                 (2,627)
                                                                      -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                               57,700
  Redeemed                                                             (6,737)
                                                                      -------
  Net Increase in Net Assets Resulting from Capital Share
   Transactions                                                        50,963
                                                                      -------
  Total Increase in Net Assets                                         48,336
NET ASSETS -- Beginning of Period                                          --
                                                                      -------
NET ASSETS -- End of Period (Including undistributed net
  investment income of $94)                                 $          48,336
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                             2,800
     Redeemed                                                            (341)
                                                                      -------
   Net Increase in Class A Shares Outstanding                           2,459
                                                                      -------
                                                                      -------
   Dollars:
     Issued                                                 $          31,244
     Redeemed                                                          (3,679)
                                                                      -------
   Net Increase in Class A Shares Outstanding               $          27,565
                                                                      -------
                                                                      -------
   Class C+
   Shares:
     Issued                                                             2,392
     Redeemed                                                            (280)
                                                                      -------
   Net Increase in Class C Shares Outstanding                           2,112
                                                                      -------
                                                                      -------
   Dollars:
     Issued                                                 $          26,456
     Redeemed                                                          (3,058)
                                                                      -------
   Net Increase in Class C Shares Outstanding               $          23,398
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                              CLASS A                                         CLASS C+
                           ----------------------------------------------  ----------------------------------------------
SELECTED PER SHARE DATA    JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED  JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED
  AND RATIOS               TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $          10.00  $       11.09  $       11.99  $          10.00  $       11.05  $       11.90
                                    -------  -------------  -------------            ------  -------------  -------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                0.04           0.10           0.12              0.01           0.06           0.04
  Net Realized and
   Unrealized Gain                     1.05           0.90           0.67              1.04           0.86           0.65
                                    -------  -------------  -------------            ------  -------------  -------------
  Total From Investment
   Operations                          1.09           1.00           0.79              1.05           0.92           0.69
                                    -------  -------------  -------------            ------  -------------  -------------
DISTRIBUTIONS
  Net Investment Income                  --          (0.03)            --                --             --             --
  In Excess of Net
   Investment Income                     --             --          (0.05)               --             --          (0.03)
  Net Realized Gain                      --          (0.07)         (0.13)               --          (0.07)         (0.13)
                                    -------  -------------  -------------            ------  -------------  -------------
  Total Distributions                    --          (0.10)         (0.18)               --          (0.07)         (0.16)
                                    -------  -------------  -------------            ------  -------------  -------------
NET ASSET VALUE, END OF
  PERIOD                   $          11.09  $       11.99  $       12.60  $          11.05  $       11.90  $       12.43
                                    -------  -------------  -------------            ------  -------------  -------------
                                    -------  -------------  -------------            ------  -------------  -------------
TOTAL RETURN(1)                       10.90%          9.02%          6.69%            10.50%          8.34%          5.84%
                                    -------  -------------  -------------            ------  -------------  -------------
                                    -------  -------------  -------------            ------  -------------  -------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                  $         10,434  $      33,425  $      42,586  $          6,995  $      29,892  $      40,460
Ratio of Expenses to
  Average Net Assets                   1.70%**          1.70%          1.70%             2.45%**          2.45%          2.45%
Ratio of Net Investment
  Income to Average Net
  Assets                               1.04%**          0.98%          1.01%             0.29%**          0.23%          0.25%
Portfolio Turnover Rate                  14%            30%            39%               14%            30%            39%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to
   Net Investment Income   $           0.08  $        0.09  $        0.04  $           0.07  $        0.12  $        0.05
Ratios Before Expense
  Limitation:
  Expenses to Average Net
   Assets                              3.65%**          2.58%          2.03%             4.40%**          3.34%          2.78%
  Net Investment Income
   (Loss) to Average Net
   Assets                             (0.91 %**          0.10%          0.68%            (1.66 %**         (0.66)%         (0.08)%
-------------------------------------------------------------------------------------------------------------------------

                            GLOBAL FIXED INCOME FUND

                                                   CLASS A                                         CLASS C+
                                ----------------------------------------------  ----------------------------------------------
SELECTED PER SHARE DATA AND     JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED  JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED
  RATIOS                        TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $          10.00  $       10.55  $        9.53  $          10.00  $       10.56  $        9.54
                                          ------  -------------  -------------            ------         ------         ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                     0.25           0.52           0.56              0.21           0.43           0.49
  Net Realized and Unrealized
   Gain (Loss)                              0.55          (0.42)          0.50              0.55          (0.40)          0.47
                                          ------  -------------  -------------            ------         ------         ------
  Total From Investment
   Operations                               0.80           0.10           1.06              0.76           0.03           0.96
                                          ------  -------------  -------------            ------         ------         ------
DISTRIBUTIONS
  Net Investment Income                    (0.25)         (0.50)         (0.36)            (0.20)         (0.44)         (0.30)
  In Excess of Net Investment
   Income                                     --          (0.12)            --                --          (0.11)            --
  Net Realized Gain                           --          (0.47)            --                --          (0.47)            --
  In Excess of Net Realized
   Gain                                       --          (0.03)            --                --          (0.03)            --
                                          ------  -------------  -------------            ------         ------         ------
  Total Distributions                      (0.25)         (1.12)         (0.36)            (0.20)         (1.05)         (0.30)
                                          ------  -------------  -------------            ------         ------         ------
NET ASSET VALUE, END OF PERIOD  $          10.55  $        9.53  $       10.23  $          10.56  $        9.54  $       10.20
                                          ------  -------------  -------------            ------         ------         ------
                                          ------  -------------  -------------            ------         ------         ------
TOTAL RETURN(1)                             8.02%          0.41%         11.41%             7.61%         (0.25)%         10.24%
                                          ------  -------------  -------------            ------         ------         ------
                                          ------  -------------  -------------            ------         ------         ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (000's)                       $          6,633  $      10,369  $      11,092  $          6,120  $       5,407  $       5,965
Ratio of Expenses to Average
  Net Assets                                1.45%**          1.45%          1.45%             2.20%**          2.20%          2.20%
Ratio of Net Investment Income
  to Average Net Assets                     5.00%**          4.70%          5.84%             4.25%**          3.95%          5.09%
Portfolio Turnover Rate                       55%           168%           169%               55%           168%           169%
------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net
   Investment Income            $           0.07  $        0.11  $        0.07  $           0.07  $        0.12  $        0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
   Assets                                   2.88%**          2.48%          2.22%             3.63%**          3.29%          2.97%
  Net Investment Income to
   Average Net Assets                       3.57%**          3.67%          5.07%             2.82%**          2.86%          4.32%
------------------------------------------------------------------------------------------------------------------------------

 * Commencement of operations
 ** Annualized
 + Class B Shares were renamed Class C Shares on May 1, 1995.
   (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                               ASIAN GROWTH FUND

                                         CLASS A                                         CLASS C+
                      ----------------------------------------------  ----------------------------------------------
SELECTED PER SHARE      JUNE 23, 1993*     YEAR ENDED     YEAR ENDED    JUNE 23, 1993*     YEAR ENDED     YEAR ENDED
  DATA AND RATIOS     TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD              $          12.00  $       12.00  $       15.50  $          12.00  $       12.00  $       15.40
                               -------  -------------  -------------           -------  -------------  -------------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
   Loss                             --          (0.03)            --                --          (0.10)         (0.12)
  Net Realized and
   Unrealized Gain                  --           3.53           1.43                --           3.50           1.42
                               -------  -------------  -------------           -------  -------------  -------------
  Total From
   Investment
   Operations                       --           3.50           1.43                --           3.40           1.30
                               -------  -------------  -------------           -------  -------------  -------------
DISTRIBUTIONS
  Net Realized Gain                 --             --          (0.49)               --             --          (0.49)
  In Excess of Net
   Realized Gain                    --             --          (0.02)               --             --          (0.02)
                               -------  -------------  -------------           -------  -------------  -------------
                                    --             --          (0.51)               --             --          (0.51)
                               -------  -------------  -------------           -------  -------------  -------------
NET ASSET VALUE, END
  OF PERIOD           $          12.00  $       15.50  $       16.42  $          12.00  $       15.40  $       16.19
                               -------  -------------  -------------           -------  -------------  -------------
                               -------  -------------  -------------           -------  -------------  -------------
TOTAL RETURN(1)                   0.00%         29.17%          9.50%             0.00%         28.33%          8.71%
                               -------  -------------  -------------           -------  -------------  -------------
                               -------  -------------  -------------           -------  -------------  -------------
RATIOS AND
  SUPPLEMENTAL DATA
Net Assets, End of
  Period (000's)      $         11,770  $     138,212  $     178,667  $          8,491  $     116,889  $     139,497
Ratio of Expenses to
  Average Net Assets              1.90%**          1.90%          1.90%             2.65%**          2.65%          2.65%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets                     (0.81 %**         (0.24)%          0.04%            (1.56 %**         (0.99)%         (0.77)%
Portfolio Turnover
  Rate                               0%            34%            34%                0%            34%            34%
--------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit
   to Net Investment
   Loss               $           0.01  $        0.03             --  $           0.02  $        0.03             --
Ratios Before
  Expense Limitation
  Expenses to
   Average Net
   Assets                        11.83%**          2.17%          1.90%            12.64%**          2.92%          2.65%
  Net Investment
   Income (Loss) to
   Average Net
   Assets                       (10.74 %**         (0.51)%          0.04%           (11.55 %**         (1.26)%         (0.77)%
--------------------------------------------------------------------------------------------------------------------

                              AMERICAN VALUE FUND

                                                           CLASS A                           CLASS C+
                                               --------------------------------  --------------------------------
                                               OCTOBER 18, 1993*     YEAR ENDED  OCTOBER 18, 1993*     YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS              TO JUNE 30, 1994  JUNE 30, 1995   TO JUNE 30, 1994  JUNE 30, 1995
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $           12.00  $       11.70  $           12.00  $       11.69
                                                         -------  -------------             ------  -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.17           0.27               0.11           0.17
  Net Realized and Unrealized Gain (Loss)                  (0.30)          1.44              (0.31)          1.44
                                                         -------  -------------             ------  -------------
  Total from Investment Operations                         (0.13)          1.71              (0.20)          1.61
                                                         -------  -------------             ------  -------------
DISTRIBUTIONS
  Net Investment Income                                    (0.17)         (0.28)             (0.11)         (0.17)
  Net Realized Gain                                           --          (0.24)                --          (0.24)
                                                         -------  -------------             ------  -------------
  Total Distributions                                      (0.17)         (0.52)             (0.11)         (0.41)
                                                         -------  -------------             ------  -------------
NET ASSET VALUE, END OF PERIOD                 $           11.70  $       12.89  $           11.69  $       12.89
                                                         -------  -------------             ------  -------------
                                                         -------  -------------             ------  -------------
TOTAL RETURN(1)                                            (1.12)%         15.01%             (1.70)%         14.13%
                                                         -------  -------------             ------  -------------
                                                         -------  -------------             ------  -------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)              $          10,717  $      20,675  $           7,237  $      13,867
Ratio of Expenses to Average Net Assets                     1.50%**          1.50%              2.25%**          2.25%
Ratio of Net Investment Income to Average Net
  Assets                                                    2.14%**          2.29%              1.39%**          1.54%
Portfolio Turnover Rate                                       17%            23%                17%            23%
-----------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Income   $            0.08  $        0.05  $            0.08  $        0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                            2.48%**          1.96%              3.28%**          2.71%
  Net Investment Income to Average Net Assets               1.16%**          1.83%              0.36%**          1.08%
-----------------------------------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized
  +   Class  B   Shares  were   renamed  Class   C  Shares   on  May   1,  1995.
 (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                           WORLDWIDE HIGH INCOME FUND

                                                      CLASS A                         CLASS C+
                                          -------------------------------  -------------------------------
                                           APRIL 21, 1994*     YEAR ENDED   APRIL 21, 1994*     YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1994  JUNE 30, 1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.00  $       12.17  $          12.00  $       12.16
                                                    ------  -------------            ------  -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.18           1.26              0.17           1.17
  Net Realized and Unrealized Gain
   (Loss)                                             0.16          (0.52)             0.15          (0.50)
                                                    ------  -------------            ------  -------------
  Total From Investment Operations                    0.34           0.74              0.32           0.67
                                                    ------  -------------            ------  -------------
DISTRIBUTIONS
  Net Investment Income                              (0.17)         (1.22)            (0.16)         (1.13)
  Net Realized Gain                                     --          (0.12)               --          (0.12)
                                                    ------  -------------            ------  -------------
  Total Distributions                                (0.17)         (1.34)            (0.16)         (1.25)
                                                    ------  -------------            ------  -------------
NET ASSET VALUE, END OF PERIOD            $          12.17  $       11.57  $          12.16  $       11.58
                                                    ------  -------------            ------  -------------
                                                    ------  -------------            ------  -------------
TOTAL RETURN(1)                                       2.86%          6.87%             2.62%          6.20%
                                                    ------  -------------            ------  -------------
                                                    ------  -------------            ------  -------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $          6,857  $      14,819  $          6,081  $      11,880
Ratio of Expenses to Average Net Assets               1.55%**          1.55%             2.30%**          2.30%
Ratio of Net Investment Income to
  Average Net Assets                                  8.29%**         11.53%             7.54%**         10.72%
Portfolio Turnover Rate                                 19%           178%               19%           178%
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment
   Income                                 $           0.02  $        0.05  $           0.06  $        0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.23%**          1.97%             4.00%**          2.74%
  Net Investment Income to Average Net
   Assets                                             6.61%**         11.11%             5.84%**         10.28%
----------------------------------------------------------------------------------------------------------

                              LATIN AMERICAN FUND

                                                                                      CLASS A           CLASS C+
                                                                                  ----------------  ----------------
                                                                                     JULY 6, 1994*     JULY 6, 1994*
SELECTED PER SHARE DATA AND RATIOS                                                TO JUNE 30, 1995  TO JUNE 30, 1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $          12.00  $          12.00
                                                                                          --------          --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                                                                        (0.02)            (0.08)
  Net Realized and Unrealized Loss                                                           (2.70)            (2.73)
                                                                                          --------          --------
  Total From Investment Operations                                                           (2.72)            (2.81)
                                                                                          --------          --------
DISTRIBUTIONS
  Paid in Capital                                                                            (0.20)            (0.20)
                                                                                          --------          --------
NET ASSET VALUE, END OF PERIOD                                                    $           9.08  $           8.99
                                                                                          --------          --------
                                                                                          --------          --------
TOTAL RETURN(1)                                                                             (23.07)%           (23.83)%
                                                                                          --------          --------
                                                                                          --------          --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                                                 $          7,658  $          4,085
Ratio of Expenses to Average Net Assets                                                       2.46%**/\             3.20%**/\
Ratio of Net Investment Loss to Average Net Assets                                           (0.44 %**            (1.16)%**
Portfolio Turnover Rate                                                                        107%              107%
--------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Loss                                        $           0.13  $           0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets (Including Brazilian Tax Expense)                            4.30%**             5.20%**
  Net Investment Loss to Average Net Assets                                                  (2.26 %**            (3.16)%**
 /\ The ratio of expenses to average net assets includes Brazilian tax expense. Without the effect of the  Brazilian tax  expense, the ratio of expenses to  average net assets would have been  2.10%** and 2.85%**, for Class A and
    Class C+, respectively.
--------------------------------------------------------------------------------------------------------------------

 * Commencement of operations.
 ** Annualized
 + Class B Shares were renamed Class C Shares on May 1, 1995.
   (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                                                                            CLASS A           CLASS C+
                                                                        ----------------  ----------------
                                                                           JULY 6, 1994*     JULY 6, 1994*
SELECTED PER SHARE DATA AND RATIOS                                      TO JUNE 30, 1995  TO JUNE 30, 1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $          12.00  $          12.00
                                                                                 -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                             0.05                --
  Net Realized and Unrealized Loss                                                 (1.44)            (1.47)
                                                                                 -------           -------
  Total From Investment Operations                                                 (1.39)            (1.47)
                                                                                 -------           -------
NET ASSET VALUE, END OF PERIOD                                          $          10.61  $          10.53
                                                                                 -------           -------
                                                                                 -------           -------
TOTAL RETURN(1)                                                                   (11.58)%           (12.25)%
                                                                                 -------           -------
                                                                                 -------           -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                                       $         26,091  $         22,245
Ratio of Expenses to Average Net Assets                                             2.33%**/\             3.08%**/\
Ratio of Net Investment Income to Average Net Assets                                0.81%**             0.06%**
Portfolio Turnover Rate                                                               32%               32%
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Income                            $           0.04  $           0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                                    3.10%**             3.90%**
  Net Investment Income (Loss) to Average Net Assets                                0.04%**            (0.76)%**

 /\ The ratio of expenses to average net assets includes Brazilian tax expense. Without the effect of  the
    Brazilian  tax  expense, the  ratio of  expenses to  average net  assets would  have been  2.15%** and
    2.90%**, for Class A and Class C, respectively.
----------------------------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized
  + Class B Shares were renamed Class C Shares on May 1, 1995.
 (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1995

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios. As of June 30, 1995, the Fund had seven separate active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund and Morgan Stanley Emerging Markets Fund (referred to herein respectively as "Global Equity Allocation Fund", "Global Fixed Income Fund", "Asian Growth Fund", "American Value Fund", "Worldwide High Income Fund", "Latin American Fund", and "Emerging Markets Fund", and collectively as the "Portfolios"). The Fund currently offers Class A and Class C shares of each Portfolio. The current Class C shares were named Class B shares until May 1, 1995 when such shares were renamed Class C.

A. ACCOUNTING POLICIES: The following is a summary of significant accounting policies for the Fund. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Fund in the preparation of the financial statements.

1. SECURITY VALUATION: Equity securities listed on an exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices, if any, of reputable brokers. Bonds and other fixed income securities are valued according to the broadest and most representative market. In addition, bonds and other fixed income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income earned or repatriated, or gains realized. The Fund accrues such taxes when the related income is earned or gains are realized. In addition, effective January 1, 1994, the Brazilian government announced a 0.25% tax on banking transaction debits (withdrawals). This tax was subsequently repealed as of January 1, 1995. The Brazilian government also assessed a 1% tax on all settlements of foreign currency used to purchase listed equity securities. This tax was repealed on March 9, 1995.

Paid in capital in excess of par, undistributed (distributions in excess of) net investment income and accumulated (distributions in excess of) net realized gain have been adjusted for permanent book-tax differences, if any, for the Portfolios.

At June 30, 1995, Global Fixed Income Fund had a capital loss carryforward for Federal income tax purposes of approximately $366,000 which will expire June 30, 2003. To the extent that such carryforward is utilized, no capital gain distribution will be made.

For the year ended June 30, 1995, Emerging Markets Fund and Global Equity Allocation Fund deferred for Federal income tax purposes to July 1, 1995, post October currency losses of approximately $44,000 and $715,000, respectively. Emerging Markets Fund, American Value Fund and Global Fixed Income Fund also deferred to July 1, 1995, post October capital losses of approximately $928,000, $60,000 and $154,000, respectively.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank acting as custodian for the Fund takes possession of the underlying securities, the value of which is at least equal to the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1995

--------------------------------------------------------------------------------

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on security transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and sales of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid, and certain currency related amounts of realized gains or losses from the sale of foreign denominated debt securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.
5. FORWARD FOREIGN CURRENCY CONTRACTS: Each Portfolio may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. PURCHASED OPTIONS. Certain Portfolios may purchase call or put options which are traded on a recognized securities or futures exchange. When a Portfolio purchases a call option, it acquires the right to buy a designated security at a designated price ("exercise price"); when a Portfolio purchases a put option, it acquires the right to sell a designated security at the exercise price. A Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. A Portfolio may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

8. ORGANIZATIONAL COSTS: The organizational costs of the Portfolios are being amortized on a straight line basis

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1995
--------------------------------------------------------------------------------

over a period of five years beginning with each Portfolio's commencement of operations. Morgan Stanley Asset Management, Inc. has agreed that in the event any of its initial shares in a Portfolio are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and deferral of wash sale and post-October losses.

B. ADVISER: Morgan Stanley Asset Management, Inc. (the "Adviser" or "MSAM"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., provides the Fund with investment advisory services at a fee paid quarterly and calculated at the annual rates of average daily net assets indicated below. The Adviser has agreed to reduce operating fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated below.

                                                                                                       CLASS A   CLASS C
                                                                                                       MAXIMUM   MAXIMUM
                                                                                                       OPERATING OPERATING
                                                                                            ADVISORY   EXPENSE   EXPENSE
FUND                                                                                          FEE       RATIO     RATIO
------------------------------------------------------------------------------------------  --------   -------   -------
Global Equity Allocation Fund.............................................................      1.00%      1.70%     2.45%
Global Fixed Income Fund..................................................................      0.75%      1.45%     2.20%
Asian Growth Fund.........................................................................      1.00%      1.90%     2.65%
American Value Fund.......................................................................      0.85%      1.50%     2.25%
Worldwide High Income Fund................................................................      0.75%      1.55%     2.30%
Latin American Fund.......................................................................      1.25%      2.10%     2.85%
Emerging Markets Fund.....................................................................      1.25%      2.15%     2.90%

C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an Administrative Agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio. Under an agreement between MSAM and U.S. Trust Company of New York ("U.S. Trust"), Mutual Funds Service Company ("MFSC"), a subsidiary of U.S. Trust, provides certain administrative services to the Fund. MFSC is compensated for such services by MSAM from the fee it receives from the Fund, subject to certain fee minimums as defined in the agreement, which for the year ended June 30, 1995, totaled $182,000 for Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, and Worldwide High Income Fund, and $178,000 for Latin American Fund and Emerging Markets Fund, respectively. Certain employees of MFSC are officers of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., and an affiliate of MSAM, serves as the distributor of the Fund and provides both classes of each Portfolio with distribution services pursuant to a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of up to 0.25% for the Class A shares of each Portfolio and up to 1.00% of the Class C shares of each Portfolio, on an annualized basis, of the average daily net assets of such class.

The Distributor may receive a deferred sales charge for certain purchases of Class A and Class C shares of each Portfolio redeemed within one year following such purchase. For the year ended June 30, 1995, the Distributor has advised the Fund that it earned deferred sales charges on Class C shares of approximately $26,000, $5,000, $130,000, $2,000, $4,000, $5,000 and $15,000 for Global Equity
Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund, Latin American Fund and Emerging Markets Fund, respectively. There were no deferred sales charges earned on Class A shares.

E. PURCHASES AND SALES: For the year ended June 30, 1995, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                                                                                      PURCHASES    SALES
FUND                                                                                                    (000)      (000)
----------------------------------------------------------------------------------------------------  ---------   -------
Global Equity Allocation Fund.......................................................................  $ 42,019    $28,655
Global Fixed Income Fund............................................................................    12,889     17,056
Asian Growth Fund...................................................................................   158,562     93,194
American Value Fund.................................................................................    17,396      5,095
Worldwide High Income Fund..........................................................................    47,817     32,975
Latin American Fund.................................................................................    23,839      8,378
Emerging Markets Fund...............................................................................    50,907      5,528

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1995

--------------------------------------------------------------------------------

Purchases and sales during the year ended June 30, 1995 of long-term U.S. Government securities occurred in the Global Fixed Income Fund and totaled $10,175,000 and $5,296,000, respectively.

F. CUSTODIANS: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., acts as custodian for the Fund's non-U.S. assets held outside the United States in accordance with a custodian agreement. U.S. Trust acts as custodian for the Fund's domestic assets in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. Fees incurred for custody services provided by MSTC for the year ended June 30, 1995 were as follows:

                                                                                                          MSTC
                                                                                              MSTC      CUSTODIAN
                                                                                            CUSTODIAN     FEES
                                                                                              FEES       PAYABLE
FUND                                                                                          (000)       (000)
------------------------------------------------------------------------------------------  ---------   ---------
Global Equity Allocation Fund.............................................................    $ 96        $ 24
Global Fixed Income Fund..................................................................      12           3
Asian Growth Fund.........................................................................     487         126
Worldwide High Income Fund................................................................       4           1
Latin American Fund.......................................................................      52          13
Emerging Markets Fund.....................................................................     116          29

G. OTHER: At June 30, 1995, net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency rates will affect the value of and investment income from such securities. Portfolio securities and foreign currency holdings were translated at the following exchange rates as of June 30, 1995:

Argentine Peso............................................................................       0.999750  =    $1.00
Australian Dollar.........................................................................       1.407360  =    $1.00
Belgian Franc.............................................................................      28.460000  =    $1.00
Brazilian Real............................................................................       0.920500  =    $1.00
British Pound Sterling....................................................................       0.628540  =    $1.00
Canadian Dollar...........................................................................       1.373350  =    $1.00
Danish Krone..............................................................................       5.402000  =    $1.00
Deutsche Mark.............................................................................       1.383950  =    $1.00
Finnish Markka............................................................................       4.274500  =    $1.00
French Franc..............................................................................       4.850750  =    $1.00
Greek Drachma.............................................................................     225.040000  =    $1.00
Hong Kong Dollar..........................................................................       7.737800  =    $1.00
Indonesian Rupiah.........................................................................   2,227.000000  =    $1.00
Italian Lira..............................................................................   1,635.500000  =    $1.00
Israeli Shekel............................................................................       2.953500  =    $1.00
Japanese Yen..............................................................................      84.825000  =    $1.00
Korean Won................................................................................     758.250000  =    $1.00
Malaysian Ringgit.........................................................................       2.438000  =    $1.00
Mexican New Peso..........................................................................       6.250000  =    $1.00
Morocco Dhiram............................................................................       8.330500  =    $1.00
Netherlands Guilder.......................................................................       1.549400  =    $1.00
New Zealand Dollar........................................................................       1.496890  =    $1.00
Pakistani Rupee...........................................................................      30.979000  =    $1.00
Peruvian Sol..............................................................................       2.224500  =    $1.00
Philippine Peso...........................................................................      25.540000  =    $1.00
Polish Zloty..............................................................................       2.341000  =    $1.00
Portuguese Escudo.........................................................................     146.300000  =    $1.00
Singapore Dollar..........................................................................       1.397500  =    $1.00
South African Rand........................................................................       3.636250  =    $1.00
Spanish Peseta............................................................................     121.050000  =    $1.00
Swedish Krona.............................................................................       7.276850  =    $1.00
Swiss Franc...............................................................................       1.151500  =    $1.00
Taiwan Dollar.............................................................................      25.828000  =    $1.00
Thai Baht.................................................................................      24.685000  =    $1.00
Turkish Lira..............................................................................  44,215.000000  =    $1.00

At June 30, 1995, Global Equity Allocation Fund, Asian Growth Fund, Latin American Fund and Emerging Markets Fund incurred approximately $6,000, $107,000, $1,000 and $2,000, respectively, as brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

At June 30, 1995, cost and unrealized appreciation (depreciation) for Federal income tax purposes of the securities of each Portfolio were:

                                                                                                                      NET
                                                                                                                  APPRECIATION
                                                                                    COST    APPREC.  (DEPREC.)   (DEPRECIATION)
FUND                                                                               (000)     (000)     (000)         (000)
--------------------------------------------------------------------------------  --------  -------  ---------   --------------
Global Equity Allocation Fund...................................................  $ 80,786  $6,661   $ (2,072)      $ 4,589
Global Fixed Income Fund........................................................    16,386     622       (114)          508
Asian Growth Fund...............................................................   292,284  41,905    (14,669)       27,236
American Value Fund.............................................................    32,419   2,824       (869)        1,955
Worldwide High Income Fund......................................................    33,822     676       (709)          (33)
Latin American Fund.............................................................    13,729     533     (2,556)       (2,023)
Emerging Markets Fund...........................................................    51,190   3,123     (4,909)       (1,786)

                              MORGAN STANLEY FUNDS

-----------------------------------------------------------------------------

SHAREHOLDER MEETING: (UNAUDITED)

During the year ended June 30, 1995, Morgan Stanley Fund, Inc. shareholders voted on proposals at a special meeting held on June 28, 1995. The description of each proposal and number of shares voted are as follows:

                                                    VOTED FOR   WITHHOLD
                                                      (000)      (000)
                                                    ---------   --------
1. To elect the following Directors to serve the
 Fund until such time as their successors have
 been duly appointed.
  Barton M. Biggs                                    21,814        294
  John D. Barrett II                                 21,814        294
  Gerald E. Jones                                    21,800        308
  Andrew McNally IV                                  21,806        302
  Warren J. Olsen                                    21,813        295
  Samuel T. Reeves                                   21,840        268
  Fergus Reid                                        21,817        291
  Frederick O. Robertshaw                            21,837        271
  Frederick B. Whittemore                            21,798        310

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended June 30, 1995, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Global Equity Allocation Fund and American Value Fund are 27.11% and 87.17%, respectively.

Global  Equity  Allocation   Fund  and   Asian  Growth   Fund  have   designated
approximately $2,376,000 and $867,000 as long-term capital gain for the fiscal year ended June 30, 1995.

Foreign taxes paid during the fiscal year ended June 30, 1995 amounting to $9,000 and $30,000 for Global Fixed Income Fund and Emerging Markets Fund, respectively are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1995, which will be sent to shareholders in late January 1996.

                              MORGAN STANLEY FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

---------------------------------------------------------------

To the Shareholders and Board of Directors of Morgan Stanley Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund, Latin American Fund and Emerging Markets Fund (constituting the Morgan Stanley Fund, Inc., hereafter referred to as the "Fund") at June 30, 1995, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the Funds for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1995 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

August 11, 1995

                                     PART C

                            Morgan Stanley Fund, Inc.
                                Other Information

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (1)  FINANCIAL STATEMENTS (included in Part A)

          Audited financial highlights for the Morgan Stanley Global Equity Allocation, Morgan Stanley Global Fixed Income, Morgan Stanley Asian Growth, Morgan Stanley American Value, Morgan Stanley Worldwide High Income, Morgan Stanley Latin American, and Morgan Stanley Emerging Markets Funds are included in Part A (the Prospectus). As of June 30, 1995 the Morgan Stanley European Equity, Morgan Stanley Growth and Income and Morgan Stanley Aggressive Equity Funds had not yet commenced operations and the Morgan Stanley Money Market Fund has ceased operations. Accordingly, no audited financial highlights for these Funds are included in the prospectus relating to such Funds.

          (2)  FINANCIAL STATEMENTS (Included in Part B)

          The Registrant's audited financial statements for the Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund and Morgan Stanley Emerging Markets Fund, respectively, for the fiscal year ended June 30, 1995, including Price Waterhouse LLP's report thereon, are included in Part B (the Statement of Additional Information) and are part of the Registrant's June 30, 1995 Annual Report to Shareholders. The financial statements included in Part B are:

          1.   Statement of Assets and Liabilities

          2.   Statement of Operations

          3.   Statement of Changes in Net Assets

          4.   Financial Highlights

          5.   Notes to Financial Statements

          6.   Report of Independent Accountants

          As of June 30, 1995, the Morgan Stanley European Equity Fund, Morgan Stanley Growth and Income and Morgan Stanley Aggressive Equity Funds had not yet commenced operations and the Morgan Stanley Money Market Fund has ceased operations. Accordingly, no audited financial statements are being filed for these Portfolios at this time.

     (B)  EXHIBITS

     1 Amended and Restated Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

     2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

     3    Not applicable.

     4 Registrant's Forms of Specimen Securities were previously filed and are incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. with respect to the Morgan Stanley
               Money Market Fund, the Morgan Stanley Global Fixed Income Fund and the Morgan Stanley Global Equity Allocation Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (b) Amended Schedule A and Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Asian Growth Fund and Small Cap Value Equity Fund (currently the American Value Fund)) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (c) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Worldwide High Income Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (d) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Growth and Income Fund, European Equity Fund, Latin American Fund and Emerging Markets Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (e) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Aggressive Equity Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

     6 Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, filed herewith.

     7    Not applicable.

     8    (a)  Registrant's Mutual Fund Custody Agreement dated March 11, 1994, filed herewith.

          (b) Registrant's Custody Agreement (Global) dated January 4, 1993, filed herewith.

     9    (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement"), filed herewith.

          (b)  U.S. Trust Administration Agreement, filed herewith.

          (c) Amended Schedule A and Amended Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. with respect to the Morgan Stanley Asian Growth Fund and Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), filed herewith.

     10   Opinion of Counsel, filed herewith.

     11   Consent of Independent Accountants, filed herewith.

     13   Purchase Agreement, filed herewith.

     14   Not applicable.

     15   (a)  Plan of Distribution Pursuant to Rule 12b-1 for shares of the
               Morgan Stanley Money Market Fund, filed herewith.

          (b) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares (the "Class A Plan") of the Morgan Stanley Aggressive Equity
               Fund is incorporated by reference to Post-Effective Amendment
               No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following Class A Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class A Plans differ from the Class A Plan filed herewith only in references to the Investment

               Fund to which the Class A Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund.

          (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (the "Class B Plan") of the Morgan Stanley Aggressive Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following Class B Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class B Plans differ from the Class B Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund.

          (d) Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (now known as Class C Shares) and referred to as the "Class C Plan" of the Morgan Stanley Aggressive Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following Class C Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class C Plans differ from the Class C Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small
               Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund.

     16   Schedule of Computation of Performance Information, filed herewith.

     19 Registrant's Form of Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

     24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

     27 Financial data schedules for the fiscal year ended June 30, 1995, filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          No person is controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

          The following information is given as of September 25, 1995.

                                                                Number of
      Title of Class                                          Record Holders
      --------------                                          --------------

Morgan Stanley Global Equity Allocation Fund-Class A                3,198
Morgan Stanley Global Equity Allocation Fund-Class B                   63
Morgan Stanley Global Equity Allocation Fund-Class C                  343
Morgan Stanley Global Fixed Income Fund-Class A                       340
Morgan Stanley Global Fixed Income Fund-Class B                         7
Morgan Stanley Global Fixed Income Fund-Class C                       189
Morgan Stanley Asian Growth Fund-Class A                           16,629
Morgan Stanley Asian Growth Fund-Class B                              217
Morgan Stanley Asian Growth Fund-Class C                           12,120
Morgan Stanley Emerging Markets Fund-Class A                        2,212
Morgan Stanley Emerging Markets Fund-Class B                           85
Morgan Stanley Emerging Markets Fund-Class C                        2,230
Morgan Stanley Latin American Fund-Class A                            807
Morgan Stanley Latin American Fund-Class B                              6
Morgan Stanley Latin American Fund-Class C                            435
Morgan Stanley European Equity Fund-Class A                             0
Morgan Stanley European Equity Fund-Class B                             0
Morgan Stanley European Equity Fund-Class C                             0
Morgan Stanley American Value Fund-Class A                          1,153
Morgan Stanley American Value Fund-Class B                             48
Morgan Stanley American Value Fund-Class C                            942
Morgan Stanley Worldwide High Income Fund-Class A                     806
Morgan Stanley Worldwide High Income Fund-Class B                     165
Morgan Stanley Worldwide High Income Fund-Class C                     660
Morgan Stanley Growth and Income Fund-Class A                           0
Morgan Stanley Growth and Income Fund-Class B                           0
Morgan Stanley Growth and Income Fund-Class C                           0
Morgan Stanley Money Market Fund                                        0

ITEM 27.  INDEMNIFICATION

          Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Reference is made to the caption "Management of the Fund--Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Management of the Fund" in Part B of this Registration Statement.

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

     Barton M. Biggs, Chairman and Director
     Peter A. Nadosy, President, Director and Managing Director
     James M. Allwin, Chief Operating Officer and Managing Director
     F. Dominic Caldecott, Managing Director (MSAM) - UK
     A. Macdonald Caputo, Managing Director
     Ean Wah Chin, Managing Director (MSAM) and Vice President - Singapore Garry B. Crowder, Managing Director and Vice President
     Michael A. Crowe, Managing Director and Vice President
     Madhav Dhar, Vice President and Managing Director
     Kurt A. Feuerman, Managing Director
     Gordon S. Gray, Vice President, Managing Director and Director
     Gary D. Latainer, Managing Director
     Dennis G. Sherva, Vice President, Managing Director and Director Richard G. Woolworth, Jr., Vice President and Managing Director Richard B. Fisher, Director
     Donald H. McAllister, Director
     Robert E. Angevine, Vice President and Principal
     Gerald P. Barth, Vice President and Principal
     Josephine M. Glass, Vice President
     Richard S. Brody, Vice President
     Terence P. Carmichael, Vice President and Principal
     Mary T. Coughlin, Vice President
     Eileen F. Cresham, Vice President and Principal
     Pierre J. deVegh, Vice President
     Abigail J. Feder, Vice President
     Robert P. Follert, Vice President
     George W. Gardner, Vice President
     Geoffrey C. Getman, Vice President
     James W. Grisham, Vice President and Principal
     Perry E. Hall, II, Vice President and Principal
     Bruce S. Ives, Vice President and Principal
     Margaret A. Kinsley, Vice President and Principal
     John D. Knox, Vice President
     Christopher A. H. Lewis, Vice President
     Marianne J. Lippmann, Vice President and Principal
     Gary J. Mangino, Vice President and Principal

     Winslow M. Marston, Vice President
     Walter Maynard, Jr., Vice President and Principal
     Amr M. Nosseir, Vice President
     Warren J. Olsen, Vice President and Principal
     Anthony J. Pesce, Vice President
     Christopher G. Petrow, Vice President and Principal
     Robin H. Prince, Vice President
     Gail H. Reeke, Vice President and Principal
     Thomas A. Rorro, Vice President
     Bruce R. Sandberg, Vice President and Principal
     Vinod R. Sethi, Vice President and Principal
     Steven C. Sexauer, Vice President and Principal
     Kim I. Spellman, Vice President
     Joseph P. Stadler, Vice President
     Kenneth E. Tanaka, Vice President
     Susan I. Tuomi, Vice President
     Philip W. Warner, Vice President and Principal
     Philip W. Winters, Vice President and Principal
     Alford E. Zick, Jr., Vice President and Principal
     Marshall T. Bassett, Vice President
     Jeffrey G. Boudy, Vice President
     L. Kenneth Brooks, Vice President
     Andrew C. Brown, Vice President (MSAM) - UK
     Frances Campion, Vice President (MSAM) - UK
     Carl Kuo-Wei Chien, Vice President (MSAM) - Hong Kong
     Lori A. Cohane, Vice President
     James Colmenares, Vice President
     Kate Cornish-Bowden, Vice President (MSAM) - UK
     Bertrand Le PanDe Ligny, Vice President (MSAM) - UK
     Christine H. du Bois, Vice President
     Raye L. Dube, Vice President
     Maureen A. Grover, Vice President
     Kenneth R. Holley, Vice President
     Nan B. Levy, Vice President
     Valerie Y. Lewis, Vice President
     Gordon W. Loery, Vice President
     Yvonne Longley, Vice President (MSAM) - UK
     Jeffrey Margolis, Vice President
     Paula J. Morgan, Vice President (MSAM) - UK
     Clare K. Mutone, Vice President
     Martin O. Pearce, Vice President (MSAM) - UK
     Alexander A. Pena, Vice President
     David J. Polansky, Vice President
     Denise Saber, Vice President (MSAM) - UK
     Michael James Smith, Vice President (MSAM) - UK
     Christian K. Stadlinger, Vice President
     Catherine Steinhardt, Vice President
     Kunihiko Sugio, Vice President (MSAM) - Tokyo
     Joseph Y.S. Tern, Vice President (MSAM) - Singapore

     Ann D. Thivierge, Vice President
     Richard Boon Hwee Toh, Vice President (MSAM) - Singapore
     K.N. Vaidyanathan, Vice President (MSAM) - Bombay
     Kevin V. Wasp, Vice President
     Warren Ackerman, III, Principal
     John R. Alkire, Principal (MSAM) - Tokyo
     Francine J. Bovich, Principal
     Stuart J.M. Breslow, Principal
     Arthur Certosimo, Principal
     James K.K. Cheng, Principal (MSAM) - Singapore
     Stephen C. Cordy, Principal
     Jacqueline A. Day, Principal (MSAM) - UK
     Paul B. Ghaffari, Principal
     Marianne Laing Hay, Principal (MSAM) - UK
     Kathryn Jonas Kasanoff, Principal
     Debra A.F. Kushma, Principal
     M. Paul Martin, Principal
     Robert L. Meyer, Principal
     Margaret P. Naylor, Principal (MSAM) - UK
     Russell C. Platt, Principal
     Christine T. Reilly, Principal
     Robert A. Sargent, Principal (MSAM) - UK
     Harold J. Schaaff, Jr., Secretary, Principal and General Counsel Kiat Seng Seah, Principal (MSAM) - Singapore
     Robert M. Smith, Principal
     Charles B. Hintz, Treasurer
     Madeline D. Barkhorn, Assistant Secretary
     Charlene R. Herzer, Assistant Secretary

          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; The Enterprise Group of Funds, Inc. - Tax-Exempt Income Portfolio; Fortis Series Fund, Inc. - Global Asset Allocation Series; Fountain Square International Equity Fund; General American Capital Company; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity
Bond Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley
India Investment Fund, Inc.; Morgan Stanley Institutional Fund, Inc.; The Pakistan Investment Fund, Inc.; PCS Cash Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of Sun America Series Trust; SEI Institutional Managed Trust - Balanced Portfolio; The Thai Fund, Inc. and The Turkish Investment Fund, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Fund, Inc., and PCS Cash Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent and Sub-Administrator, Chase Global Funds Services Company, 73 Tremont Street, P.O. Box 2798, Boston, Massachusetts 02208-2798; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES

          Morgan Stanley Asset Management Inc. ("MSAM") has entered into a U.S. Trust Administration Agreement with The Chase Manhattan Bank, N.A. ("Chase"), successor in interst to United States Trust Company of New York (which is incorporated herein by reference to Exhibit No. 9(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement) pursuant to which Chase will provide the following services to the Registrant: (i) managing, administering and conducting the general business activities of the Registrant, other than those which are contracted to third parties; (ii) providing personnel and facilities to perform the foregoing; (iii) accounting services, including the preparation of statements and reports; (iv) transfer agent services, including processing correspondence from shareholders, recording transfers, issuing stock certificates and handling checks; (v) handling dividends and distributions, including disbursing, withholding and tax reporting; and (vi) providing office facilities, statistical and research data, office supplies and assisting the Registrant to comply with regulatory developments.

ITEM 32.  UNDERTAKINGS

          1. Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the Morgan Stanley European Equity Fund, Morgan Stanley Growth and Income Fund and Morgan Stanley Aggressive Equity Fund, within four to six months of their effective date or the commencement of operations of each such Investment Fund, whichever is later.

          2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          3. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on October 30, 1995.

                            MORGAN STANLEY FUND, INC.

                                   By:   /s/ Warren J. Olsen
                                        ----------------------
                                        Warren J. Olsen
                                        President and Director

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                       Title                          Date
---------                       -----                          ----

/s/ Warren J. Olsen             Director, President            October 30, 1995
----------------------------    (Principal Executive Officer)  Date
Warren J. Olsen


*/s/ Barton M. Biggs            Director (Chairman)            October 30, 1995
----------------------------                                   Date
Barton M. Biggs


*/s/ Fergus Reid                Director                       October 30, 1995
----------------------------                                   Date
Fergus Reid


*/s/ Frederick O. Robertshaw    Director                       October 30, 1995
----------------------------                                   Date
Frederick O. Robertshaw


*/s/ Andrew McNally IV          Director                       October 30, 1995
----------------------------                                   Date
Andrew McNally IV


*/s/ John D. Barrett II         Director                       October 30, 1995
----------------------------                                   Date
John D. Barrett II


*/s/ Gerard E. Jones            Director                       October 30, 1995
----------------------------                                   Date
Gerard E. Jones


*/s/ Samuel T. Reeves           Director                       October 30, 1995
----------------------------                                   Date
Samuel T. Reeves



*/s/ Frederick B. Whittemore    Director                       October 30, 1995
----------------------------                                   Date
Frederick B. Whittemore


*/s/ James R. Rooney            Treasurer (Principal           October 30, 1995
----------------------------    Accounting Officer)            Date
James R. Rooney


* By: /s/ Warren J. Olsen                                      October 30, 1995
      ----------------------                                   Date
      Warren J. Olsen
      Attorney -In-Fact

                                  EXHIBIT INDEX

Exhibit
Number                             Description
-------                            -----------

1 Amended and Restated Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

3         Not applicable.

4 Registrant's Forms of Specimen Securities were previously filed and are incorporated herein by reference.

5         (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. with respect to the Morgan Stanley
               Money Market Fund, the Morgan Stanley Global Fixed Income Fund and the Morgan Stanley Global Equity Allocation Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (b) Amended Schedule A and Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Asian Growth Fund and Small Cap Value Equity Fund (currently the American Value Fund)) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (c) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Worldwide High Income Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's
                Registration Statement on Form N-1A (File Nos. 33-51294 and
               811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (d) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Growth and Income Fund, European Equity Fund, Latin American Fund and Emerging Markets Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          (e) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Aggressive Equity Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

6         Distribution Agreement between Registrant and Morgan Stanley & Co.
          Incorporated, filed herewith.

7         Not applicable.

8         (a)  Registrant's Mutual Fund Custody Agreement dated March 11, 1994, filed herewith.

          (b) Registrant's Custody Agreement (Global) dated January 4, 1993, filed herewith.

9         (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement"), filed herewith.

          (b)  U.S. Trust Administration Agreement, filed herewith.

          (c) Amended Schedule A and Amended Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. with respect to the Morgan Stanley Asian Growth Fund and Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), filed herewith.

10        Opinion of Counsel, filed herewith.

11        Consent of Independent Accountants, filed herewith.

13        Purchase Agreement, filed herewith.

14        Not applicable.

15        (a)  Plan of Distribution Pursuant to Rule 12b-1 for shares of the
               Morgan Stanley Money Market Fund, filed herewith.

          (b) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares (the "Class A Plan") of the Morgan Stanley Aggressive Equity
               Fund is incorporated by reference to Post-Effective Amendment
               No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following Class A Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class A Plans differ from the Class A Plan filed herewith only in references to the Investment Fund to which the Class A Plan relates:  Morgan Stanley Global Fixed Income
               Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap
               Value Equity Fund (currently the Morgan Stanley American Value
               Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund,
               Morgan Stanley European Equity Fund, Morgan Stanley Global
               Equity Allocation Fund.

          (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (the "Class B Plan") of the Morgan Stanley Aggressive Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following Class B Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class B Plans differ from the Class B Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund.

          (d) Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (now known as Class C Shares) and referred to as the "Class C Plan" of the Morgan Stanley Aggressive Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following Class C Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class C Plans differ from the Class C Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small
               Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund.

16        Schedule of Computation of Performance Information, filed herewith.

19 Registrant's Form of Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

27 Financial data schedules for the fiscal year ended June 30, 1995, filed herewith.